UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 46.8%

Aerospace & Defense - 2.0%
Esterline Technologies Corp.*	61,829	7,524,589
HEICO Corp.	7,048	595,556
Spirit AeroSystems Holdings, Inc., Class A	13,700	1,142,580

		9,262,725

Air Freight & Logistics - 0.3%
Ceva Logistics AG (Switzerland)*	45,424	1,374,893

Airlines - 0.1%
Qantas Airways Ltd. (Australia)	107,017	424,275

Auto Components - 0.1%
Gentex Corp.	20,642	437,197

Automobiles - 0.0%(a)
Fiat Chrysler Automobiles NV (United Kingdom)*	6,300	108,423

Banks - 0.5%
CIT Group, Inc.	25,100	1,159,369
Regions Financial Corp.	70,800	1,074,036

		2,233,405

Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	2,108	525,229

Building Products - 1.7%
Continental Building Products, Inc.*	17,135	451,336
Masonite International Corp.*	20,900	1,195,480
USG Corp.	137,018	5,912,327

		7,559,143

Capital Markets - 0.3%
Investment Technology Group, Inc.	46,525	1,407,847

Chemicals - 0.7%
Eastman Chemical Co.	7,224	582,399
Huntsman Corp.	20,810	457,196
Kronos Worldwide, Inc.	8,126	107,020
LyondellBasell Industries NV, Class A	1,193	103,755
Mitsubishi Gas Chemical Co., Inc. (Japan)	22,000	347,966
Platform Specialty Products Corp.*	128,700	1,446,588

		3,044,924

Commercial Services & Supplies - 0.5%
Brady Corp., Class A	17,622	787,879
Deluxe Corp.	4,038	189,665
Herman Miller, Inc.	17,917	613,299
KAR Auction Services, Inc.	10,195	530,242

		2,121,085

Communications Equipment - 1.7%
ARRIS International plc*	236,089	7,410,834
Cisco Systems, Inc.	8,554	404,518

		7,815,352

Construction & Engineering - 0.1%
Arcosa, Inc.	10,800	317,844

Consumer Finance - 0.4%
Navient Corp.	129,500	1,476,300
SLM Corp.*	31,900	341,649

		1,817,949

Containers & Packaging - 0.1%
Owens-Illinois, Inc.	20,100	403,407

Diversified Consumer Services - 0.6%
H&R Block, Inc.	18,853	444,742
Navitas Ltd. (Australia)	331,161	1,354,405
Sotheby’s*	25,500	1,029,945

		2,829,092

Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	55,500	1,154,955

Electric Utilities - 0.2%
PPL Corp.	34,700	1,086,804

Electrical Equipment - 0.4%
Eaton Corp. plc	7,293	556,091
EnerSys	7,145	609,183
Regal Beloit Corp.	8,691	667,121

		1,832,395

Electronic Equipment, Instruments & Components - 1.0%
Dolby Laboratories, Inc., Class A	8,762	566,288
Electro Scientific Industries, Inc.*	95,583	2,867,490
Orbotech Ltd. (Israel)*	11,375	697,629
Vishay Intertechnology, Inc.	21,917	427,381

		4,558,788

Energy Equipment & Services - 0.1%
National Oilwell Varco, Inc.	14,433	425,485
Seadrill Ltd. (United Kingdom)*	15,700	135,020

		560,505

Entertainment - 1.1%
Madison Square Garden Co. (The), Class A*	5,100	1,417,290
Twenty-First Century Fox, Inc., Class A	78,721	3,881,732

		5,299,022

Food & Staples Retailing - 0.5%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	14,300	441,759
Metcash Ltd. (Australia)	221,374	399,488
US Foods Holding Corp.*	20,563	693,384
Walgreens Boots Alliance, Inc.	8,421	608,501

		2,143,132

Food Products - 0.8%
AGT Food & Ingredients, Inc. (Canada)	46,443	578,969
Flowers Foods, Inc.	38,240	751,799
GrainCorp Ltd., Class A (Australia)	274,999	1,899,414
Ingredion, Inc.	5,218	516,582

		3,746,764

Health Care Equipment & Supplies - 1.5%
Avanos Medical, Inc.*	8,865	403,801
Danaher Corp.	22,056	2,446,451
NxStage Medical, Inc.*	122,596	3,563,866
STERIS plc	5,408	616,836

		7,030,954

Health Care Providers & Services - 0.9%
Chemed Corp.	440	131,094
Encompass Health Corp.	8,787	587,323
Humana, Inc.	1,341	414,355
MEDNAX, Inc.*	29,900	1,079,689

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Quest Diagnostics, Inc.	2,677	233,836
Sigma Healthcare Ltd. (Australia)	2,438,298	958,072
UnitedHealth Group, Inc.	759	205,082
WellCare Health Plans, Inc.*	1,991	550,472

		4,159,923

Health Care Technology - 1.6%
athenahealth, Inc.*	54,984	7,408,544

Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	22,900	927,908
International Speedway Corp., Class A	46,362	2,014,429
Jack in the Box, Inc.	11,600	939,020
Starbucks Corp.	15,700	1,069,798

		4,951,155

Household Durables - 0.5%
Clarion Co. Ltd. (Japan)	82,200	1,888,181
PulteGroup, Inc.	16,617	462,119

		2,350,300

Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C	36,651	553,064
NRG Energy, Inc.	25,500	1,043,205

		1,596,269

Industrial Conglomerates - 0.3%
Smiths Group plc (United Kingdom)	80,740	1,533,211

Insurance - 2.8%
Aspen Insurance Holdings Ltd. (Bermuda)	178,628	7,454,146
Assured Guaranty Ltd.	25,000	1,014,000
Navigators Group, Inc. (The)	21,461	1,497,978
Old Republic International Corp.	33,246	669,907
Third Point Reinsurance Ltd. (Bermuda)*	104,900	1,102,499
White Mountains Insurance Group Ltd.	1,100	982,938

		12,721,468

Interactive Media & Services - 0.2%
Alphabet, Inc., Class A*	492	553,938
Cars.com, Inc.*	13,800	376,878

		930,816

IT Services - 1.8%
Fidelity National Information Services, Inc.	5,292	553,173
Perficient, Inc.*	43,700	1,114,787
Travelport Worldwide Ltd.	350,042	5,481,658
Visa, Inc., Class A	4,160	561,641
Western Union Co. (The)	22,719	414,622

		8,125,881

Leisure Products - 0.7%
Amer Sports OYJ (Finland)*	76,324	3,387,863

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	8,924	678,670
Cambrex Corp.*	10,380	453,087
ICON plc*	4,224	590,853
Pacific Biosciences of California, Inc.*	203,312	1,406,919

		3,129,529

Machinery - 1.0%
Allison Transmission Holdings, Inc.	33,071	1,609,566
Crane Co.	7,620	630,631
Cummins, Inc.	4,107	604,181
Hillenbrand, Inc.	6,248	264,915
Ingersoll-Rand plc	6,055	605,742
Wabash National Corp.	73,800	1,028,772

		4,743,807

Media - 2.7%
Gannett Co., Inc.	155,268	1,721,922
John Wiley & Sons, Inc., Class A	7,625	394,822
Omnicom Group, Inc.	7,732	602,168
Schibsted ASA, Class A (Norway)	15,392	540,464
Sinclair Broadcast Group, Inc., Class A	53,633	1,652,433
Tribune Media Co., Class A	164,605	7,557,016

		12,468,825

Metals & Mining - 0.7%
Alcoa Corp.*	14,168	420,506
BlueScope Steel Ltd. (Australia)	50,011	456,919
Kaiser Aluminum Corp.	6,263	628,617
Regis Resources Ltd. (Australia)	143,089	541,517
Sandstorm Gold Ltd. (Canada)*	44,200	231,773
Schnitzer Steel Industries, Inc., Class A	20,510	496,342
Steel Dynamics, Inc.	14,043	513,834

		3,289,508

Multiline Retail - 0.2%
Macy’s, Inc.	12,209	321,097
Target Corp.	5,856	427,488

		748,585

Multi-Utilities - 1.5%
Avista Corp.	41,000	1,715,850
Innogy SE (Germany)*	93,429	3,999,512
MDU Resources Group, Inc.	25,844	664,449
Vectren Corp.	9,818	710,627

		7,090,438

Oil, Gas & Consumable Fuels - 1.5%
CONSOL Energy, Inc.*	4,620	164,149
HollyFrontier Corp.	9,375	528,187
PBF Energy, Inc., Class A	11,917	436,400
Peabody Energy Corp.	38,600	1,378,020
Phillips 66	6,046	576,849
Resolute Energy Corp.*	75,321	2,465,256
Ship Finance International Ltd. (Norway)	45,419	552,295
Valero Energy Corp.	2,819	247,565
WildHorse Resource Development Corp.*	23,148	392,822

		6,741,543

Paper & Forest Products - 0.2%
Boise Cascade Co.	14,359	394,442
Louisiana-Pacific Corp.	23,380	570,004

		964,446

Personal Products - 0.5%
Herbalife Nutrition Ltd.*	29,966	1,788,970
Nu Skin Enterprises, Inc., Class A	8,518	559,207
USANA Health Sciences, Inc.*	1,149	134,548

		2,482,725

Pharmaceuticals - 1.5%
Eli Lilly & Co.	15,800	1,893,788
Horizon Pharma plc*	30,234	649,729
Johnson & Johnson	1,437	191,236
Mallinckrodt plc*	87,648	1,915,985
Novartis AG (Registered) (Switzerland)	20,628	1,800,840
Pfizer, Inc.	13,623	578,297

		7,029,875

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Professional Services - 2.4%
Dun & Bradstreet Corp. (The)	51,905	7,512,729
FTI Consulting, Inc.*	8,596	587,279
ICF International, Inc.	7,828	516,022
ManpowerGroup, Inc.	15,000	1,185,450
Navigant Consulting, Inc.	41,500	1,075,680
Nielsen Holdings plc	14,700	377,496

		11,254,656

Real Estate Management & Development - 0.3%
First Capital Realty, Inc. (Canada)	29,571	461,811
Realogy Holdings Corp.	62,400	1,107,600

		1,569,411

Road & Rail - 0.2%
Union Pacific Corp.	6,700	1,065,769

Semiconductors & Semiconductor Equipment - 1.6%
Ichor Holdings Ltd.*	5,492	112,970
Integrated Device Technology, Inc.*	78,521	3,835,751
Lam Research Corp.	3,139	532,312
MKS Instruments, Inc.	1,770	144,485
NXP Semiconductors NV (Netherlands)	13,300	1,157,499
Teradyne, Inc.	43,028	1,548,578

		7,331,595

Software - 4.1%
MINDBODY, Inc., Class A*	130,126	4,744,394
MYOB Group Ltd. (Australia)	1,092,823	2,697,262
Nuance Communications, Inc.*	93,400	1,482,258
Oracle Corp.	30,661	1,540,102
Progress Software Corp.	14,491	525,009
Red Hat, Inc.*	42,665	7,587,543
VMware, Inc., Class A	3,797	573,613

		19,150,181

Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	18,654	393,973
Best Buy Co., Inc.	3,520	208,525
Caleres, Inc.	11,005	328,389
Chico’s FAS, Inc.	53,164	308,351
Children’s Place, Inc. (The)	1,482	143,398
Dick’s Sporting Goods, Inc.	43,932	1,551,239
DSW, Inc., Class A	13,394	364,987
Greencross Ltd. (Australia)	222,160	889,553
Michaels Cos., Inc. (The)*	62,600	867,636
Signet Jewelers Ltd.	29,500	718,620

		5,774,671

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	656	109,185
HP, Inc.	24,078	530,438
NetApp, Inc.	8,060	513,986

		1,153,609

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	3,654	424,376
VF Corp.	16,700	1,405,639
Wolverine World Wide, Inc.	13,188	452,480

		2,282,495

Trading Companies & Distributors - 0.4%
Ahlsell AB (Sweden)(b)	265,887	1,604,147
WESCO International, Inc.*	6,000	314,400

		1,918,547

TOTAL COMMON STOCKS (Cost $209,323,603)		216,451,754

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE BONDS – 6.9%

Biotechnology - 0.8%
Acorda Therapeutics, Inc.
1.75%, 6/15/2021	764,000	675,743
AMAG Pharmaceuticals, Inc.
3.25%, 6/1/2022	515,000	482,263
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	351,000	423,766
Exact Sciences Corp.
1.00%, 1/15/2025	320,000	443,642
Intercept Pharmaceuticals, Inc.
3.25%, 7/1/2023	588,000	580,041
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	679,000	752,417
Neurocrine Biosciences, Inc.
2.25%, 5/15/2024	291,000	394,536

		3,752,408

Capital Markets - 0.2%
Ares Capital Corp.
3.75%, 2/1/2022	381,000	381,665
Prospect Capital Corp.
4.75%, 4/15/2020	706,000	704,337

		1,086,002

Communications Equipment - 0.4%
InterDigital, Inc.
1.50%, 3/1/2020	417,000	458,402
Lumentum Holdings, Inc.
0.25%, 3/15/2024	375,000	401,653
Palo Alto Networks, Inc.
0.75%, 7/1/2023(c)	386,000	401,501
Viavi Solutions, Inc.
1.00%, 3/1/2024	383,000	400,852

		1,662,408

Construction & Engineering - 0.1%
KBR, Inc.
2.50%, 11/1/2023(c)	408,000	388,110

Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.
2.25%, 6/15/2025(c)	430,000	398,939

Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd.
3.00%, 1/31/2024	513,000	399,626
Nabors Industries, Inc.
0.75%, 1/15/2024	581,000	389,633

		789,259

Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc.
3.88%, 1/15/2021	412,000	389,958
Extra Space Storage LP
3.13%, 10/1/2035(c)	353,000	402,364
Spirit Realty Capital, Inc.
2.88%, 5/15/2019	305,000	304,237
3.75%, 5/15/2021	269,000	263,620

		1,360,179

Health Care Equipment & Supplies - 0.1%
NuVasive, Inc.
2.25%, 3/15/2021	384,000	410,602

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Health Care Providers & Services - 0.3%
Anthem, Inc.
2.75%, 10/15/2042	152,000	634,792
Molina Healthcare, Inc.
1.13%, 1/15/2020	284,000	928,465

		1,563,257

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.
1.25%, 7/1/2020	564,000	560,108

Insurance - 0.1%
AXA SA (France)
7.25%, 5/15/2021(c)	407,000	385,022

Interactive Media & Services - 0.1%
Momo, Inc. (China)
1.25%, 7/1/2025(c)	476,000	404,405

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc.
0.35%, 6/15/2020	182,000	258,922
Etsy, Inc.
Zero Coupon, 3/1/2023(c)	248,000	402,845
Liberty Expedia Holdings, Inc.
1.00%, 6/30/2047(c)	403,000	390,482
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028(c)	387,000	401,742
Vipshop Holdings Ltd. (China)
1.50%, 3/15/2019	543,000	538,656

		1,992,647

IT Services - 0.4%
Akamai Technologies, Inc.
Zero Coupon, 2/15/2019	612,000	610,776
0.13%, 5/1/2025(c)	416,000	397,025
Euronet Worldwide, Inc.
1.50%, 10/1/2044	417,000	665,897
Okta, Inc.
0.25%, 2/15/2023(c)	246,000	443,415

		2,117,113

Life Sciences Tools & Services - 0.1%
Illumina, Inc.
0.50%, 6/15/2021	206,000	260,742

Media - 0.2%
Liberty Interactive LLC
1.75%, 9/30/2046(c)	375,000	421,235
Liberty Media Corp.
2.13%, 3/31/2048(c)	405,000	388,041

		809,276

Metals & Mining - 0.1%
Royal Gold, Inc.
2.88%, 6/15/2019	413,000	411,988

Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc.
4.25%, 3/15/2045	717,000	533,269
Oasis Petroleum, Inc.
2.63%, 9/15/2023	490,000	463,050
Whiting Petroleum Corp.
1.25%, 4/1/2020	403,000	385,848

		1,382,167

Personal Products - 0.1%
Herbalife Nutrition Ltd.
2.63%, 3/15/2024(c)	353,000	399,062

Pharmaceuticals - 0.3%
Assertio Therapeutics, Inc.
2.50%, 9/1/2021	552,000	390,594
Jazz Investments I Ltd.
1.88%, 8/15/2021	715,000	700,576
Supernus Pharmaceuticals, Inc.
0.63%, 4/1/2023(c)	397,000	391,790

		1,482,960

Semiconductors & Semiconductor Equipment - 1.1%
Integrated Device Technology, Inc.
0.88%, 11/15/2022	502,000	785,421
Intel Corp.
3.25%, 8/1/2039	198,000	454,040
Microchip Technology, Inc.
1.63%, 2/15/2025	396,000	623,721
Micron Technology, Inc.
Series G, 3.00%, 11/15/2043	926,000	1,219,499
NXP Semiconductors NV (Netherlands)
1.00%, 12/1/2019	458,000	471,839
Silicon Laboratories, Inc.
1.38%, 3/1/2022	351,000	372,506
Synaptics, Inc.
0.50%, 6/15/2022	438,000	390,959
Teradyne, Inc.
1.25%, 12/15/2023	322,000	419,341
Veeco Instruments, Inc.
2.70%, 1/15/2023	427,000	350,302

		5,087,628

Software - 0.8%
Citrix Systems, Inc.
0.50%, 4/15/2019	451,000	641,999
j2 Global, Inc.
3.25%, 6/15/2029	575,000	688,876
Nuance Communications, Inc.
1.00%, 12/15/2035	416,000	377,954
Red Hat, Inc.
0.25%, 10/1/2019	497,000	1,199,389
ServiceNow, Inc.
Zero Coupon, 6/1/2022	263,000	439,770
Verint Systems, Inc.
1.50%, 6/1/2021	596,000	594,757

		3,942,745

Technology Hardware, Storage & Peripherals - 0.2%
Electronics For Imaging, Inc.
0.75%, 9/1/2019	542,000	529,978
Western Digital Corp.
1.50%, 2/1/2024(c)	462,000	396,767

		926,745

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.
2.00%, 10/1/2023	439,000	381,211

TOTAL CONVERTIBLE BONDS (Cost $30,109,134)		31,954,983

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.7%

Banks - 0.2%
Bank of America Corp.
Series L, 7.25% ($1,000 par value)	376	486,228
Wells Fargo & Co.
Series L, 7.50% ($1,000 par value)	363	465,439

		951,667

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
Welltower, Inc.
Series I, 6.50% ($50 par value)	4,200	287,742

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
Series A, 6.13%, 5/1/2020 ($50 par value)	9,000	553,500

Machinery - 0.1%
Stanley Black & Decker, Inc.
5.38%, 5/15/2020 ($100 par value)	4,700	450,213

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Series B, 7.00%, 9/1/2021	7,499	404,571
Dominion Energy, Inc.
Series A, 6.75%, 8/15/2019 ($50 par value)	9,000	432,450
Sempra Energy
Series B, 6.75%, 7/15/2021 ($100 par value)	3,802	386,815

		1,223,836

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,408,662)		3,466,958

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 36.0%

INVESTMENT COMPANIES - 36.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e)(Cost $166,267,582)	166,267,582	166,267,582

Total Investments - 90.4% (Cost $409,108,981)		418,141,277
Other Assets Less Liabilities - 9.6%		44,175,425

Net Assets - 100.0%		462,316,702

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
LME Nickel Base Metal	41	02/2019	USD	3,055,935	272,198
LME Zinc Base Metal	44	02/2019	USD	3,012,350	138,467
Natural Gas	116	02/2019	USD	3,286,280	(365,298)
Sugar No. 11	1	02/2019	USD	14,258	871
Australia 10 Year Bond	896	03/2019	AUD	86,961,389	1,343,638
Australia 3 Year Bond	465	03/2019	AUD	37,997,331	49,183
Canada 10 Year Bond	52	03/2019	CAD	5,452,293	24,823
Cocoa	14	03/2019	USD	303,520	(11,692)
Euro-Bobl	156	03/2019	EUR	23,735,660	79,620
Euro-Bund	59	03/2019	EUR	11,187,926	141,125
Euro-Buxl	24	03/2019	EUR	5,105,648	155,162
Euro-Schatz	540	03/2019	EUR	69,148,143	(24,248)
Feeder Cattle	172	03/2019	USD	12,259,300	(233,745)
Japan 10 Year Bond	21	03/2019	JPY	29,437,594	111,583
LME Aluminum Base Metal	5	03/2019	USD	238,938	4,018
LME Nickel Base Metal	25	03/2019	USD	1,866,975	180,474
LME Zinc Base Metal	51	03/2019	USD	3,491,588	298,834
Long Gilt	52	03/2019	GBP	8,425,141	13,985
Natural Gas	28	03/2019	USD	777,280	12,876
U.S. Treasury 10 Year Note	229	03/2019	USD	28,052,500	695,746
U.S. Treasury 2 Year Note	24	03/2019	USD	5,096,063	10,826
U.S. Treasury 5 Year Note	41	03/2019	USD	4,709,875	25,539
U.S. Treasury Long Bond	11	03/2019	USD	1,614,937	17,163
100 oz Gold	3	04/2019	USD	397,410	12,292
Live Cattle	62	04/2019	USD	3,132,240	(9,713)
Cocoa	119	05/2019	USD	2,628,710	(252,668)
Copper	31	05/2019	USD	2,162,250	(10,433)
Wheat	146	05/2019	USD	3,808,775	(13,431)
Live Cattle	106	06/2019	USD	4,916,280	(28,583)
Copper	54	07/2019	USD	3,780,000	196,569

					2,835,181

Short Contracts
CAC 40 10 Euro Index	(49)	02/2019	EUR	(2,801,824)	(122,269)
Hang Seng Index	(7)	02/2019	HKD	(1,257,014)	(23,630)
IBEX 35 Index	(24)	02/2019	EUR	(2,492,719)	(79,726)
LME Nickel Base Metal	(5)	02/2019	USD	(372,675)	(38,010)
LME Zinc Base Metal	(15)	02/2019	USD	(1,026,938)	(84,983)
WTI Crude Oil	(15)	02/2019	USD	(810,150)	(14,290)
Canada 10 Year Bond	(13)	03/2019	CAD	(1,363,073)	(18,534)
Coffee ‘C’	(33)	03/2019	USD	(1,310,512)	116,901
Copper	(24)	03/2019	USD	(1,668,600)	(9,676)
Corn	(35)	03/2019	USD	(658,875)	15,309
Cotton No. 2	(44)	03/2019	USD	(1,636,800)	51,058
DAX Index	(8)	03/2019	EUR	(2,557,467)	(92,011)
EURO STOXX 50 Index	(75)	03/2019	EUR	(2,710,024)	(95,387)
Euro-Bund	(128)	03/2019	EUR	(24,272,111)	(462,322)
Feeder Cattle	(34)	03/2019	USD	(2,423,350)	(5,375)
FTSE 100 Index	(22)	03/2019	GBP	(1,996,047)	(58,488)
FTSE/MIB Index	(17)	03/2019	EUR	(1,919,568)	(108,895)
Japan 10 Year Bond	(46)	03/2019	JPY	(64,482,350)	(254,534)
LME Aluminum Base Metal	(49)	03/2019	USD	(2,341,588)	24,953
LME Nickel Base Metal	(27)	03/2019	USD	(2,016,333)	(239,155)
LME Zinc Base Metal	(10)	03/2019	USD	(684,625)	(50,955)
Long Gilt	(36)	03/2019	GBP	(5,832,790)	(57,998)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

S&P 500 E-Mini Index	(836)	03/2019	USD	(113,069,000)	(3,360,559)
Silver	(13)	03/2019	USD	(1,043,575)	(65,410)
Soybean	(1)	03/2019	USD	(45,763)	35
SPI 200 Index	(16)	03/2019	AUD	(1,692,706)	(83,073)
TOPIX Index	(13)	03/2019	JPY	(1,877,637)	9,814
Wheat	(24)	03/2019	USD	(619,800)	79,554
Lean Hogs	(111)	04/2019	USD	(2,673,990)	319,283
Live Cattle	(78)	04/2019	USD	(3,940,560)	(34,180)
Sugar No. 11	(208)	04/2019	USD	(2,984,218)	25,537
Coffee ‘C’	(214)	05/2019	USD	(8,747,250)	(193,150)
Corn	(369)	05/2019	USD	(7,107,863)	38,474
Cotton No. 2	(74)	05/2019	USD	(2,799,420)	(74,843)
Lean Hogs	(61)	06/2019	USD	(1,837,320)	143,130
Coffee ‘C’	(83)	07/2019	USD	(3,478,219)	(60,025)
Corn	(242)	07/2019	USD	(4,752,275)	72,361
Cotton No. 2	(49)	07/2019	USD	(1,884,050)	(49,678)
Wheat	(69)	07/2019	USD	(1,818,150)	8,047
					(4,832,700)
					(1,997,519)

Abbreviations
AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
S&P	Standard & Poor’s
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,793,761	USD	1,279,382	Goldman Sachs International	2/19/2019	24,769
AUD	9,031,633	USD	6,475,401	Merrill Lynch International	2/19/2019	91,034
AUD	4,500,000	USD	3,214,244	State Street Corp.	2/19/2019	57,474
CAD	2,172,570	USD	1,638,509	TD Bank Financial Group	2/19/2019	15,492
EUR	960,829	USD	1,094,878	BNP Paribas	2/19/2019	6,206
GBP	990,528	USD	1,266,486	Deutsche Bank AG	2/19/2019	33,640
GBP	1,527,062	USD	1,964,825	Union Bank of Switzerland AG	2/19/2019	39,531
JPY	474,002,294	USD	4,334,429	Australia & New Zealand Banking Group Ltd.	2/19/2019	22,249
MXN	54,850,023	USD	2,816,202	BNP Paribas	2/19/2019	45,933
NOK	40,382,066	USD	4,738,977	State Street Corp.	2/19/2019	52,304
NZD	38,217,463	USD	25,899,325	Merrill Lynch International	2/19/2019	525,556
RUB	192,543,926	USD	2,856,506	Goldman Sachs International**	2/19/2019	83,049
TRY	15,405,149	USD	2,720,823	BNP Paribas	2/19/2019	236,829
USD	6,851,604	CHF	6,699,828	Merrill Lynch International	2/19/2019	105,275
USD	2,810,520	CZK	62,858,882	Merrill Lynch International	2/19/2019	16,244
USD	44,172,790	EUR	38,463,365	HSBC Bank, NA	2/19/2019	94,823
USD	1,113,183	EUR	967,517	Standard Chartered Bank	2/19/2019	4,435
USD	19,021,431	JPY	2,065,158,654	State Street Corp.	2/19/2019	40,025

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

USD	19,149,816	SEK	170,397,481	Merrill Lynch International	2/19/2019	296,725
ZAR	40,308,886	USD	2,867,396	Merrill Lynch International	2/19/2019	166,688

Total unrealized appreciation						1,958,281

USD	2,385,478	AUD	3,427,557	Citibank, NA	2/19/2019	(106,522)
USD	12,730,383	AUD	17,741,385	Merrill Lynch International	2/19/2019	(168,463)
USD	4,418,930	CAD	5,846,926	State Street Corp.	2/19/2019	(32,398)
USD	1,154,525	EUR	1,010,212	Australia & New Zealand Banking Group Ltd.	2/19/2019	(3,151)
USD	5,892,365	GBP	4,619,410	State Street Corp.	2/19/2019	(170,874)
USD	2,810,967	HUF	787,363,607	Merrill Lynch International	2/19/2019	(44,610)
USD	2,832,288	ILS	10,406,309	Merrill Lynch International	2/19/2019	(32,755)
USD	1,578,905	JPY	172,321,644	Merrill Lynch International	2/19/2019	(4,948)
USD	2,803,035	PLN	10,517,880	Merrill Lynch International	2/19/2019	(23,764)
USD	2,803,630	TWD	86,194,810	Merrill Lynch International **	2/19/2019	(6,322)
INR	195,766,730	USD	2,765,418	Merrill Lynch International **	2/20/2019	(10,902)

Total unrealized depreciation						(604,709)

Net unrealized appreciation						1,353,572

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Krona
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	India Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**          Non-deliverable forward.

Over the Counter (“OTC”) Total return swap contracts outstanding as of January 31, 2019:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)	Value ($)
Media General, Inc., CVR‡	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Union Bank of Switzerland AG	3/12/2021	USD 48,548	—	2,379	2,379

							—	2,379	2,379

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

OTC Total Return Basket Swaps Outstanding at January 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/29/2019	$1,461,051	$(581)	$—	$(581)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	120,985	819,404	913	0.0(a)

Air Freight & Logistics
Royal Mail plc	196,185	691,243	1,378	0.0(a)

Airlines
International Consolidated Airlines Group SA	19,842	167,583	(16)	(0.0)(a)

Capital Markets
3i Group plc	37,217	415,369	647	0.0(a)

Diversified Financial Services
Plus500 Ltd.	37,673	759,431	958	0.0(a)

Energy Equipment & Services
Petrofac Ltd.	111,282	802,028	(738)	(0.0)(a)

Food & Staples Retailing
J Sainsbury plc	53,056	198,666	200	0.0(a)

Health Care Equipment & Supplies
Smith & Nephew plc	38,437	724,104	664	0.0(a)

Hotels, Restaurants & Leisure
Carnival plc	3,736	211,379	281	0.0(a)
GVC Holdings plc	75,849	668,366	(163)	(0.0)(a)
William Hill plc	236,549	547,500	826	0.0(a)

	316,134	1,427,245	944	0.0(a)

Household Durables
Berkeley Group Holdings plc	7,814	384,735	96	0.0(a)
Bovis Homes Group plc	60,378	802,804	(201)	(0.0)(a)
Persimmon plc	26,818	836,604	1,210	0.0(a)
Redrow plc	108,311	825,990	1,327	0.0(a)
Taylor Wimpey plc	390,421	846,530	837	0.0(a)

	593,742	3,696,663	3,269	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Machinery
Bodycote plc	76,795	767,262	1,254	0.0(a)
Rotork plc	74,327	268,276	380	0.0(a)

	151,122	1,035,538	1,634	0.0(a)

Media
Informa plc	34,146	303,295	363	0.0(a)
Pearson plc	59,095	702,576	344	0.0(a)

	93,241	1,005,871	707	0.0(a)

Metals & Mining
Antofagasta plc	17,576	200,928	416	0.0(a)
Rio Tinto plc	10,088	558,090	4,024	0.0(a)

	27,664	759,018	4,440	0.0(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	22,467	697,571	(372)	(0.0)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	6,104	129,136	199	0.0(a)

Wireless Telecommunication Services
Vodafone Group plc	356,358	649,920	2,199	0.0(a)

Total Long Positions of Total Return Basket Swaps	2,181,509	13,978,790	17,026	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Short Positions

Common Stocks
Banks
Metro Bank plc*	(13,119)	(187,505)	(466)	(0.0)(a)
Standard Chartered plc	(41,122)	(331,654)	(543)	(0.0)(a)

	(54,241)	(519,159)	(1,009)	(0.0)(a)

Capital Markets
St James’s Place plc	(35,669)	(439,662)	(834)	(0.0)(a)

Commercial Services & Supplies
Rentokil Initial plc	(138,686)	(612,457)	548	0.0(a)

Diversified Telecommunication Services
Inmarsat plc	(124,439)	(604,114)	(1,037)	(0.0)(a)

Electrical Equipment
Melrose Industries plc	(73,240)	(162,339)	(331)	(0.0)(a)

Food Products
Associated British Foods plc	(22,808)	(715,799)	(1,429)	(0.0)(a)

Health Care Providers & Services
NMC Health plc	(19,195)	(649,800)	(1,262)	(0.0)(a)
Spire Healthcare Group plc(b)	(150,153)	(245,191)	–	0.0(a)
UDG Healthcare plc	(69,292)	(527,514)	(391)	(0.0)(a)

	(238,640)	(1,422,505)	(1,653)	(0.0)(a)

Hotels, Restaurants & Leisure
Greggs plc	(32,119)	(653,949)	(976)	(0.0)(a)
InterContinental Hotels Group plc	(2,150)	(122,179)	220	0.0(a)
Merlin Entertainments plc	(151,911)	(673,197)	455	0.0(a)

	(186,180)	(1,449,325)	(301)	(0.0)(a)

Household Durables
Crest Nicholson Holdings plc	(40,397)	(199,769)	195	0.0(a)

Industrial Conglomerates
DCC plc	(8,019)	(656,464)	(1,736)	(0.0)(a)

Media
ITV plc	(388,498)	(659,466)	(613)	(0.0)(a)

Metals & Mining
Fresnillo plc	(37,898)	(500,364)	(809)	(0.0)(a)
Glencore plc*	(175,451)	(713,441)	(1,330)	(0.0)(a)

	(213,349)	(1,213,805)	(2,139)	(0.0)(a)

Multiline Retail
B&M European Value Retail SA	(79,360)	(337,922)	(467)	(0.0)(a)

Multi-Utilities
National Grid plc	(55,802)	(607,650)	(3,687)	(0.0)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Pharmaceuticals
Dechra Pharmaceuticals plc	(23,265)	(722,818)	(848)	(0.0)(a)
Indivior plc*	(407,136)	(606,585)	(762)	(0.0)(a)

	(430,401)	(1,329,403)	(1,610)	(0.0)(a)

Professional Services
Capita plc*	(88,263)	(134,530)	(126)	(0.0)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(208,284)	(682,052)	(727)	(0.0)(a)

Software
AVEVA Group plc	(6,189)	(221,231)	(273)	(0.0)(a)
Sage Group plc (The)	(17,802)	(146,322)	(156)	(0.0)(a)

	(23,991)	(367,553)	(429)	(0.0)(a)

Specialty Retail
Kingfisher plc	(105,685)	(308,743)	(45)	(0.0)(a)
Superdry plc	(14,014)	(95,022)	(177)	(0.0)(a)

	(119,699)	(403,765)	(222)	(0.0)(a)

Total Short Positions of Total Return Basket Swaps	(2,529,966)	(12,517,739)	(17,607)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(348,457)	1,461,051	(581)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in USD based on the local currencies of the positions within the swaps.	2/28/2019 – 11/29/2019	$72,770,362	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Aerospace & Defense
HEICO Corp.	2,624	221,728	–	0.0(a)

Auto Components
Gentex Corp.	10,299	218,133	–	0.0(a)

Banks
Berkshire Hills Bancorp, Inc.*	25,581	697,082	–	0.0(a)
First Interstate BancSystem, Inc.*	19,106	743,606	–	0.0(a)
Synovus Financial Corp.	21,769	771,058	–	0.0(a)

	66,456	2,211,746	–	0.0(a)

Beverages
Boston Beer Co., Inc. (The)*	899	223,995	–	0.0(a)
Coca-Cola European Partners plc	13,843	658,650	–	0.0(a)

	14,742	882,645	–	0.0(a)

Building Products
Continental Building Products, Inc.*	10,273	270,591	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Chemicals
CF Industries Holdings, Inc.	15,661	683,603	–	0.0(a)
Eastman Chemical Co.	1,356	109,321	–	0.0(a)
Huntsman Corp.	13,277	291,696	–	0.0(a)
Kraton Corp.*	27,322	770,480	–	0.0(a)
Kronos Worldwide, Inc.	47,453	624,956	–	0.0(a)
LyondellBasell Industries NV	1,360	118,279	–	0.0(a)
Westlake Chemical Corp.	9,464	699,389	–	0.0(a)
WR Grace & Co.	10,961	778,341	–	0.0(a)

	126,854	4,076,065	–	0.0(a)

Commercial Services & Supplies
Deluxe Corp.	8,014	376,418	–	0.0(a)
Herman Miller, Inc.	5,445	186,382	–	0.0(a)
KAR Auction Services, Inc.	5,276	274,405	–	0.0(a)
Steelcase, Inc.	42,855	707,107	–	0.0(a)
Tetra Tech, Inc.	12,057	665,426	–	0.0(a)

	73,647	2,209,738	–	0.0(a)

Communications Equipment
Cisco Systems, Inc.	3,441	162,725	–	0.0(a)
F5 Networks, Inc.*	3,930	632,533	–	0.0(a)
Juniper Networks, Inc.	27,145	704,141	–	0.0(a)
Motorola Solutions, Inc.	6,372	744,951	–	0.0(a)
Ubiquiti Networks, Inc.	7,356	795,993	–	0.0(a)

	48,244	3,040,343	–	0.0(a)

Construction & Engineering
EMCOR Group, Inc.	12,150	792,545	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Consumer Finance
Santander Consumer USA Holdings, Inc.	6,442	122,785	–	0.0(a)

Containers & Packaging
Westrock Co.	18,461	751,547	–	0.0(a)

Diversified Consumer Services
H&R Block, Inc.	9,732	229,578	–	0.0(a)

Diversified Financial Services
FGL Holdings*	103,032	814,983	–	0.0(a)

Electric Utilities
Exelon Corp.	14,072	672,079	–	0.0(a)

Electrical Equipment
Atkore International Group, Inc.*	33,844	784,842	–	0.0(a)
Eaton Corp. plc	3,299	251,549	–	0.0(a)
EnerSys	2,250	191,835	–	0.0(a)
Generac Holdings, Inc.*	14,359	760,022	–	0.0(a)
nVent Electric plc	7,652	191,453	–	0.0(a)
Regal Beloit Corp.	1,664	127,729	–	0.0(a)
Sensata Technologies Holding plc*	16,221	770,497	–	0.0(a)

	79,289	3,077,927	–	0.0(a)

Electronic Equipment, Instruments & Components
CDW Corp.	9,150	761,921	–	0.0(a)
Dolby Laboratories, Inc.	3,064	198,026	–	0.0(a)
Fabrinet*	12,722	723,118	–	0.0(a)
FLIR Systems, Inc.	16,836	822,944	–	0.0(a)
KEMET Corp.*	43,701	774,382	–	0.0(a)
Vishay Intertechnology, Inc.	20,471	399,184	–	0.0(a)
Zebra Technologies Corp.*	936	162,490	–	0.0(a)

	106,880	3,842,065	–	0.0(a)

Energy Equipment & Services
Archrock, Inc.*	89,225	842,284	–	0.0(a)
Diamond Offshore Drilling, Inc.*	67,862	741,731	–	0.0(a)
National Oilwell Varco, Inc.	13,029	384,095	–	0.0(a)
Noble Corp. plc*	254,789	840,804	–	0.0(a)

	424,905	2,808,914	–	0.0(a)

Entertainment
Viacom, Inc.	26,744	786,809	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Food & Staples Retailing
Sysco Corp.	1,318	84,154	–	0.0(a)
Walgreens Boots Alliance, Inc.	2,061	148,928	–	0.0(a)

	3,379	233,082	–	0.0(a)

Food Products
Archer-Daniels-Midland Co.	17,311	777,264	–	0.0(a)
Cal-Maine Foods, Inc.	3,798	160,199	–	0.0(a)
Hershey Co. (The)	6,068	643,815	–	0.0(a)
Ingredion, Inc.	2,447	242,253	–	0.0(a)
Lancaster Colony Corp.	4,111	653,937	–	0.0(a)
TreeHouse Foods, Inc.*	13,466	785,876	–	0.0(a)

	47,201	3,263,344	–	0.0(a)

Gas Utilities
UGI Corp.	11,746	669,874	–	0.0(a)

Health Care Equipment & Supplies
Avanos Medical, Inc.*	8,146	371,050	–	0.0(a)
Baxter International, Inc.	9,415	682,493	–	0.0(a)
Globus Medical, Inc.*	5,417	244,036	–	0.0(a)
Hill-Rom Holdings, Inc.	8,444	844,569	–	0.0(a)
STERIS plc	1,547	176,451	–	0.0(a)

	32,969	2,318,599	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Health Care Providers & Services
Chemed Corp.	517	154,035	–	0.0(a)
Encompass Health Corp.	2,941	196,576	–	0.0(a)
Humana, Inc.	1,065	329,074	–	0.0(a)
Premier, Inc.*	17,069	679,176	–	0.0(a)
Quest Diagnostics, Inc.	2,210	193,044	–	0.0(a)
US Physical Therapy, Inc.	6,103	646,247	–	0.0(a)
WellCare Health Plans, Inc.*	1,069	295,557	–	0.0(a)

	30,974	2,493,709	–	0.0(a)

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	13,598	250,611	–	0.0(a)
Royal Caribbean Cruises Ltd.	7,626	915,501	–	0.0(a)

	21,224	1,166,112	–	0.0(a)

Household Durables
PulteGroup, Inc.	9,344	259,857	–	0.0(a)

Household Products
Procter & Gamble Co. (The)	7,786	751,115	–	0.0(a)

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.*	28,693	720,481	–	0.0(a)

Insurance
American Equity Investment Life Holding Co.	25,470	797,720	–	0.0(a)
Athene Holding Ltd.*	17,513	751,308	–	0.0(a)
Axis Capital Holdings Ltd.	13,852	741,775	–	0.0(a)

	56,835	2,290,803	–	0.0(a)

Interactive Media & Services
Alphabet, Inc.*	101	113,715	–	0.0(a)
Liberty TripAdvisor Holdings, Inc.*	47,623	793,399	–	0.0(a)
Match Group, Inc.	17,345	927,784	–	0.0(a)

	65,069	1,834,898	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

IT Services
Accenture plc	5,197	797,999	–	0.0(a)
Automatic Data Processing, Inc.	5,592	781,985	–	0.0(a)
Cognizant Technology Solutions Corp.	11,551	804,874	–	0.0(a)
CSG Systems International, Inc.	22,427	811,633	–	0.0(a)
EVERTEC, Inc.	25,805	714,024	–	0.0(a)
Fidelity National Information Services, Inc.	820	85,715	–	0.0(a)
ManTech International Corp.	12,364	696,959	–	0.0(a)
MAXIMUS, Inc.	9,858	691,342	–	0.0(a)
Total System Services, Inc.	7,759	695,284	–	0.0(a)
VeriSign, Inc.*	4,950	837,886	–	0.0(a)
Western Union Co. (The)	14,786	269,845	–	0.0(a)

	121,109	7,187,546	–	0.0(a)

Life Sciences Tools & Services
Agilent Technologies, Inc.	2,231	169,668	–	0.0(a)
Cambrex Corp.*	7,652	334,010	–	0.0(a)
Charles River Laboratories International, Inc.*	6,733	829,438	–	0.0(a)
ICON plc*	1,594	222,969	–	0.0(a)
Medpace Holdings, Inc.*	14,293	920,469	–	0.0(a)
Thermo Fisher Scientific, Inc.	3,326	817,098	–	0.0(a)

	35,829	3,293,652	–	0.0(a)

Machinery
Allison Transmission Holdings, Inc.	3,451	167,960	–	0.0(a)
Barnes Group, Inc.	11,900	703,052	–	0.0(a)
Crane Co.	2,512	207,893	–	0.0(a)
Cummins, Inc.	1,291	189,919	–	0.0(a)
Hillenbrand, Inc.	5,706	241,934	–	0.0(a)
IDEX Corp.	4,968	684,889	–	0.0(a)
Ingersoll-Rand plc	1,784	178,471	–	0.0(a)
Snap-on, Inc.	4,852	805,384	–	0.0(a)
Watts Water Technologies, Inc.	11,160	835,549	–	0.0(a)

	47,624	4,015,051	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Media
Discovery, Inc.*	23,817	675,927	–	0.0	(a)
Interpublic Group of Cos., Inc. (The)	15,435	351,146	–	0.0	(a)
John Wiley & Sons, Inc.	7,472	386,900	–	0.0	(a)
Omnicom Group, Inc.	2,129	165,807	–	0.0	(a)
Sinclair Broadcast Group, Inc.	8,145	250,947	–	0.0	(a)

	56,998	1,830,727	–	0.0	(a)

Metals & Mining
Alcoa Corp.*	12,729	377,797	–	0.0	(a)
Kaiser Aluminum Corp.	1,743	174,945	–	0.0	(a)
Schnitzer Steel Industries, Inc.	12,640	305,888	–	0.0	(a)
Steel Dynamics, Inc.	9,514	348,117	–	0.0	(a)

	36,626	1,206,747	–	0.0	(a)

Multiline Retail
Kohl’s Corp.	10,634	730,449	–	0.0	(a)
Macy’s, Inc.	11,506	302,608	–	0.0	(a)
Target Corp.	3,759	274,407	–	0.0	(a)

	25,899	1,307,464	–	0.0	(a)

Multi-Utilities
Black Hills Corp.	10,491	712,234	–	0.0	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
Chevron Corp.	6,501	745,340	–	0.0	(a)
ConocoPhillips	11,350	768,282	–	0.0	(a)
CONSOL Energy, Inc.*	15,172	539,061	–	0.0	(a)
Delek US Holdings, Inc.	21,945	713,432	–	0.0	(a)
HollyFrontier Corp.	5,008	282,151	–	0.0	(a)
Marathon Oil Corp.	21,260	335,695	–	0.0	(a)
Marathon Petroleum Corp.	12,009	795,716	–	0.0	(a)
Murphy Oil Corp.	28,678	784,343	–	0.0	(a)
PBF Energy, Inc.	7,025	257,256	–	0.0	(a)
Phillips 66	1,245	118,785	–	0.0	(a)
Ship Finance International Ltd.	20,295	246,787	–	0.0	(a)
Valero Energy Corp.	3,662	321,597	–	0.0	(a)
W&T Offshore, Inc.*	160,401	808,421	–	0.0	(a)
World Fuel Services Corp.	33,181	825,875	–	0.0	(a)

	347,732	7,542,741	–	0.0	(a)

Paper & Forest Products
Boise Cascade Co.	11,877	326,261	–	0.0	(a)
Domtar Corp.	20,252	949,819	–	0.0	(a)
Louisiana-Pacific Corp.	9,174	223,662	–	0.0	(a)
Verso Corp.*	31,734	782,878	–	0.0	(a)

	73,037	2,282,620	–	0.0	(a)

Personal Products
Medifast, Inc.	5,770	734,175	–	0.0	(a)
Nu Skin Enterprises, Inc.	1,761	115,609	–	0.0	(a)
USANA Health Sciences, Inc.*	1,098	128,576	–	0.0	(a)

	8,629	978,360	–	0.0	(a)

Pharmaceuticals
Horizon Pharma plc*	5,978	128,467	–	0.0	(a)
Jazz Pharmaceuticals plc*	1,682	211,747	–	0.0	(a)
Johnson & Johnson	1,212	161,293	–	0.0	(a)
Mallinckrodt plc*	25,180	550,435	–	0.0	(a)
Pfizer, Inc.	3,165	134,354	–	0.0	(a)
Zoetis, Inc.	8,653	745,543	–	0.0	(a)

	45,870	1,931,839	–	0.0	(a)

Professional Services
ASGN, Inc.*	13,279	836,444	–	0.0	(a)
FTI Consulting, Inc.*	2,447	167,179	–	0.0	(a)
ICF International, Inc.	3,394	223,733	–	0.0	(a)
Korn Ferry	7,830	357,048	–	0.0	(a)
Robert Half International, Inc.	4,429	285,360	–	0.0	(a)

	31,379	1,869,764	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Road & Rail
ArcBest Corp.	20,831	783,662	–	0.0	(a)

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.	8,006	815,731	–	0.0	(a)
First Solar, Inc.*	3,206	162,192	–	0.0	(a)
Intel Corp.	2,504	117,989	–	0.0	(a)
Kulicke & Soffa Industries, Inc.	36,912	831,627	–	0.0	(a)
Lam Research Corp.	2,223	376,976	–	0.0	(a)
MKS Instruments, Inc.	9,420	768,955	–	0.0	(a)
Qorvo, Inc.*	12,685	829,092	–	0.0	(a)
SolarEdge Technologies, Inc.*	19,881	870,589	–	0.0	(a)
Teradyne, Inc.	9,920	357,021	–	0.0	(a)
Xperi Corp.	38,129	817,104	–	0.0	(a)

	142,886	5,947,276	–	0.0	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Software
Citrix Systems, Inc.	7,006	718,395	–	0.0	(a)
CyberArk Software Ltd.*	10,095	885,937	–	0.0	(a)
Intuit, Inc.	3,209	692,566	–	0.0	(a)
LogMeIn, Inc.	7,709	717,091	–	0.0	(a)
Microsoft Corp.	7,246	756,700	–	0.0	(a)
Oracle Corp.	3,889	195,345	–	0.0	(a)
Progress Software Corp.	3,950	143,109	–	0.0	(a)
Teradata Corp.*	17,356	770,259	–	0.0	(a)
VMware, Inc.	1,604	242,316	–	0.0	(a)

	62,064	5,121,718	–	0.0	(a)

Specialty Retail
Abercrombie & Fitch Co.	31,864	690,493	–	0.0	(a)
American Eagle Outfitters, Inc.	18,297	386,433	–	0.0	(a)
Best Buy Co., Inc.	9,412	557,567	–	0.0	(a)
Caleres, Inc.	11,615	346,592	–	0.0	(a)
Chico’s FAS, Inc.	62,129	360,348	–	0.0	(a)
Children’s Place, Inc. (The)	4,183	404,747	–	0.0	(a)
Dick’s Sporting Goods, Inc.	7,751	273,688	–	0.0	(a)
DSW, Inc.	15,436	420,631	–	0.0	(a)
Foot Locker, Inc.	3,546	198,186	–	0.0	(a)
Genesco, Inc.*	15,413	696,359	–	0.0	(a)
RH*	6,147	835,193	–	0.0	(a)
Signet Jewelers Ltd.	21,723	529,172	–	0.0	(a)
Tailored Brands, Inc.	51,591	651,594	–	0.0	(a)
Urban Outfitters, Inc.*	11,278	364,279	–	0.0	(a)
Williams-Sonoma, Inc.	5,751	313,027	–	0.0	(a)

	276,136	7,028,309	–	0.0	(a)

Technology Hardware, Storage & Peripherals
Apple, Inc.	2,045	340,370	–	0.0	(a)
Hewlett Packard Enterprise Co.	39,479	615,477	–	0.0	(a)
HP, Inc.	11,334	249,688	–	0.0	(a)
NetApp, Inc.	4,218	268,982	–	0.0	(a)

	57,076	1,474,517	–	0.0	(a)

Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.*	19,013	807,672	–	0.0	(a)
Columbia Sportswear Co.	3,212	286,478	–	0.0	(a)
Deckers Outdoor Corp.*	5,669	728,183	–	0.0	(a)
Oxford Industries, Inc.	5,167	395,689	–	0.0	(a)
Ralph Lauren Corp.	2,411	280,013	–	0.0	(a)
Steven Madden Ltd.	20,269	661,783	–	0.0	(a)
Wolverine World Wide, Inc.	9,118	312,839	–	0.0	(a)

	64,859	3,472,657	–	0.0	(a)

Thrifts & Mortgage Finance
Northwest Bancshares, Inc.	38,886	685,949	–	0.0	(a)

Trading Companies & Distributors
HD Supply Holdings, Inc.*	3,255	136,515	–	0.0	(a)
WW Grainger, Inc.	627	185,209	–	0.0	(a)

	3,882	321,724	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Wireless Telecommunication Services
Shenandoah Telecommunications Co.	15,621	744,028	–	0.0	(a)
Total Long Positions of Total Return Basket Swaps	2,993,530	102,770,680	–	0.0	(a)

Short Positions

Common Stocks
Aerospace & Defense
Axon Enterprise, Inc.*	(9,531)	(486,176)	–	0.0	(a)
Cubic Corp.	(5,615)	(360,876)	–	0.0	(a)
Mercury Systems, Inc.*	(3,098)	(181,636)	–	0.0	(a)
TransDigm Group, Inc.*	(1,246)	(487,186)	–	0.0	(a)
	(19,490)	(1,515,874)	–	0.0	(a)
Airlines
Spirit Airlines, Inc.*	(1,539)	(90,524)	–	0.0	(a)
REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
MGP Ingredients, Inc.	(10,990)	(788,972)	–	0.0	(a)
Chemicals
GCP Applied Technologies, Inc.*	(11,072)	(279,015)	–	0.0	(a)
RPM International, Inc.	(8,888)	(508,038)	–	0.0	(a)
	(19,960)	(787,053)	–	0.0	(a)
Commercial Services & Supplies
Healthcare Services Group, Inc.	(13,294)	(579,884)	–	0.0	(a)
Communications Equipment
Infinera Corp.*	(51,166)	(225,130)	–	0.0	(a)
ViaSat, Inc.*	(6,255)	(392,126)	–	0.0	(a)
	(57,421)	(617,256)	–	0.0	(a)
Construction & Engineering
Dycom Industries, Inc.*	(6,371)	(369,837)	–	0.0	(a)
Construction Materials
Martin Marietta Materials, Inc.	(1,497)	(264,490)	–	0.0	(a)
US Concrete, Inc.*	(6,721)	(239,268)	–	0.0	(a)
Vulcan Materials Co.	(3,136)	(318,774)	–	0.0	(a)
	(11,354)	(822,532)	–	0.0	(a)
Electronic Equipment, Instruments & Components
Fitbit, Inc.*	(55,363)	(341,590)	–	0.0	(a)
nLight, Inc.*	(36,957)	(722,509)	–	0.0	(a)
	(92,320)	(1,064,099)	–	0.0	(a)
Energy Equipment & Services
RPC, Inc.	(58,982)	(636,416)	–	0.0	(a)
Weatherford International plc*	(977,031)	(633,507)	–	0.0	(a)
	(1,036,013)	(1,269,923)	–	0.0	(a)
Entertainment
Netflix, Inc.*	(1,237)	(419,962)	–	0.0	(a)
Food & Staples Retailing
Casey’s General Stores, Inc.	(4,177)	(537,496)	–	0.0	(a)
Food Products
Hain Celestial Group, Inc. (The)*	(6,049)	(110,878)	–	0.0	(a)
Health Care Equipment & Supplies
Nevro Corp.*	(5,764)	(279,900)	–	0.0	(a)
Penumbra, Inc.*	(3,619)	(526,601)	–	0.0	(a)
ViewRay, Inc.*	(41,024)	(294,962)	–	0.0	(a)
	(50,407)	(1,101,463)	–	0.0	(a)
Health Care Technology
Evolent Health, Inc.*	(21,556)	(381,110)	–	0.0	(a)
Teladoc Health, Inc.*	(13,358)	(857,584)	–	0.0	(a)
	(34,914)	(1,238,694)	–	0.0	(a)
Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(14,602)	(133,462)	–	0.0	(a)
Household Durables
iRobot Corp.*	(3,754)	(337,072)	–	0.0	(a)
Insurance
Markel Corp.*	(432)	(455,116)	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Interactive Media & Services
Snap, Inc.*	(39,354)	(262,885)	–	0.0	(a)
Internet & Direct Marketing Retail
Groupon, Inc.*	(113,381)	(427,446)	–	0.0	(a)
Wayfair, Inc.*	(2,263)	(247,708)	–	0.0	(a)
	(115,644)	(675,154)	–	0.0	(a)
IT Services
InterXion Holding NV*	(1,247)	(74,870)	–	0.0	(a)
MongoDB, Inc.*	(8,137)	(751,533)	–	0.0	(a)
Twilio, Inc.*	(8,560)	(952,899)	–	0.0	(a)
	(17,944)	(1,779,302)	–	0.0	(a)
Leisure Products
Mattel, Inc.*	(55,170)	(653,213)	–	0.0	(a)
REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
EnPro Industries, Inc.	(5,677)	(374,966)	–	0.0	(a)
REV Group, Inc.	(16,221)	(134,796)	–	0.0	(a)
Wabtec Corp.	(2,385)	(164,947)	–	0.0	(a)
	(24,283)	(674,709)	–	0.0	(a)
Media
Liberty Broadband Corp.*	(4,778)	(406,226)	–	0.0	(a)
Metals & Mining
AK Steel Holding Corp.*	(215,089)	(634,512)	–	0.0	(a)
Compass Minerals International, Inc.	(7,839)	(409,588)	–	0.0	(a)
	(222,928)	(1,044,100)	–	0.0	(a)
Multi-Utilities
Dominion Energy, Inc.	(179)	(12,573)	–	0.0	(a)
NiSource, Inc.	(13,337)	(363,833)	–	0.0	(a)
	(13,516)	(376,406)	–	0.0	(a)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	(122,282)	(348,504)	–	0.0	(a)
Extraction Oil & Gas, Inc.*	(42,865)	(168,888)	–	0.0	(a)
Matador Resources Co.*	(17,435)	(339,983)	–	0.0	(a)
Parsley Energy, Inc.*	(17,437)	(323,979)	–	0.0	(a)
WPX Energy, Inc.*	(14,740)	(180,712)	–	0.0	(a)
	(214,759)	(1,362,066)	–	0.0	(a)
Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(7,689)	(361,537)	–	0.0	(a)
Collegium Pharmaceutical, Inc.*	(5,689)	(91,081)	–	0.0	(a)
Intra-Cellular Therapies, Inc.*	(19,915)	(239,777)	–	0.0	(a)
Medicines Co. (The)*	(5,099)	(117,838)	–	0.0	(a)
Nektar Therapeutics*	(7,827)	(331,395)	–	0.0	(a)
TherapeuticsMD, Inc.*	(159,986)	(839,926)	–	0.0	(a)
Theravance Biopharma, Inc.*	(21,060)	(548,613)	–	0.0	(a)
	(227,265)	(2,530,167)	–	0.0	(a)
Road & Rail
AMERCO	(1,053)	(381,881)	–	0.0	(a)
Hertz Global Holdings, Inc.*	(31,821)	(527,910)	–	0.0	(a)
	(32,874)	(909,791)	–	0.0	(a)
Software
Benefitfocus, Inc.*	(11,209)	(627,143)	–	0.0	(a)
Box, Inc.*	(14,403)	(301,311)	–	0.0	(a)
Coupa Software, Inc.*	(8,386)	(729,247)	–	0.0	(a)
FireEye, Inc.*	(15,557)	(275,048)	–	0.0	(a)
Nutanix, Inc.*	(11,243)	(575,979)	–	0.0	(a)
Q2 Holdings, Inc.*	(7,970)	(473,657)	–	0.0	(a)
	(68,768)	(2,982,385)	–	0.0	(a)
Specialty Retail
CarMax, Inc.*	(3,662)	(215,253)	–	0.0	(a)
Carvana Co.*	(20,455)	(759,903)	–	0.0	(a)
	(24,117)	(975,156)	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(19,674)	(251,040)	–	0.0(a)
Cray, Inc.*	(20,030)	(439,458)	–	0.0(a)

	(39,704)	(690,498)	–	0.0(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(9,252)	(342,787)	–	0.0(a)
SiteOne Landscape Supply, Inc.*	(7,458)	(397,511)	–	0.0(a)

	(16,710)	(740,298)	–	0.0(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(6,669)	(287,901)	–	0.0(a)

Water Utilities
American Water Works Co., Inc.	(5,602)	(535,943)	–	0.0(a)
Aqua America, Inc.	(13,515)	(473,701)	–	0.0(a)
California Water Service Group	(8,084)	(400,320)	–	0.0(a)

	(27,201)	(1,409,964)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Total Short Positions of Total Return Basket Swaps	(2,536,008)	(30,000,318)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	457,522	72,770,362	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	11/29/2019 – 12/11/2019	$(9,364,226)	$—	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Food & Staples Retailing
Empire Co. Ltd.	35,144	790,101	–	0.0(a)

Leisure Products
BRP, Inc.	6,591	189,712	–	0.0(a)

Media
Quebecor, Inc.	30,210	711,135	–	0.0(a)

Paper & Forest Products
Canfor Corp.*	9,728	134,154	–	0.0(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	5,592	189,258	–	0.0(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	12,394	421,733	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	99,659	2,436,093	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(190,904)	(289,127)	–	0.0(a)

Capital Markets
Brookfield Asset Management, Inc.	(2,641)	(113,644)	–	0.0(a)

Commercial Services & Supplies
Ritchie Bros Auctioneers, Inc.	(16,068)	(577,565)	–	0.0(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(18,028)	(501,757)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Containers & Packaging
CCL Industries, Inc.	(16,972)	(715,589)	–	0.0(a)

Diversified Financial Services
Onex Corp.	(11,281)	(637,736)	–	0.0(a)

Entertainment
Cineplex, Inc.	(30,189)	(653,431)	–	0.0(a)

Food Products
Premium Brands Holdings Corp.	(11,042)	(650,528)	–	0.0(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(14,935)	(649,595)	–	0.0(a)
First Quantum Minerals Ltd.	(57,722)	(668,177)	–	0.0(a)
Franco-Nevada Corp.	(6,382)	(495,086)	–	0.0(a)
Kinross Gold Corp.*	(213,998)	(714,982)	–	0.0(a)
Yamana Gold, Inc.	(256,403)	(722,015)	–	0.0(a)

	(549,440)	(3,249,855)	–	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(16,938)	(618,892)	–	0.0(a)
Keyera Corp.	(31,287)	(664,815)	–	0.0(a)
Paramount Resources Ltd.*	(74,501)	(439,425)	–	0.0(a)
Pembina Pipeline Corp.	(20,081)	(715,547)	–	0.0(a)
PrairieSky Royalty Ltd.	(9,271)	(133,920)	–	0.0(a)
Seven Generations Energy Ltd.*	(76,921)	(597,126)	–	0.0(a)
TransCanada Corp.	(15,018)	(638,689)	–	0.0(a)

	(244,017)	(3,808,414)	–	0.0(a)

Professional Services
Thomson Reuters Corp.*	(11,525)	(602,673)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,102,107)	(11,800,319)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(1,002,448)	(9,364,226)	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	11/29/2019	$(8,152,460)		$(10,101)	$—	$(10,101)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Automobiles
Peugeot SA	12,092	304,179	(173)	(0.0)(a)

Chemicals
Arkema SA	2,026	191,959	(329)	(0.0)(a)
Covestro AG(b)	10,551	583,044	1,190	0.0(a)

	12,577	775,003	861	0.0(a)

Construction & Engineering
Eiffage SA	1,789	167,605	(142)	(0.0)(a)
HOCHTIEF AG	1,120	167,515	221	0.0(a)
Sacyr SA	106,661	257,481	615	0.0(a)

	109,570	592,601	694	0.0(a)

Diversified Telecommunication Services
Telefonica SA	81,819	703,773	1,866	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Electric Utilities
Enel SpA	79,276	479,138	1,305	0.0(a)
Verbund AG	15,881	811,636	561	0.0(a)

	95,157	1,290,774	1,866	0.0(a)

Electrical Equipment
Schneider Electric SE	2,121	150,849	138	0.0(a)
Signify NV(b)	4,824	119,505	(148)	(0.0)(a)

	6,945	270,354	(10)	(0.0)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	5,524	217,784	534	0.0(a)

Independent Power and Renewable Electricity Producers
Uniper SE	4,737	137,358	344	0.0(a)

Industrial Conglomerates
Rheinmetall AG	1,556	161,622	299	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
Aegon NV	43,328	223,215	938	0.0(a)
Ageas	2,292	106,570	112	0.0(a)
ASR Nederland NV	3,627	152,980	(43)	(0.0)(a)
AXA SA	32,664	757,484	580	0.0(a)

	81,911	1,240,249	1,587	0.0(a)

IT Services
Amadeus IT Group SA	3,668	266,731	217	0.0(a)
Capgemini SE	3,102	342,571	14	0.0(a)

	6,770	609,302	231	0.0(a)

Machinery
Fincantieri SpA	95,394	110,411	131	0.0(a)
Valmet OYJ	34,415	775,395	1,354	0.0(a)

	129,809	885,806	1,485	0.0(a)

Media
Eutelsat Communications SA	7,101	150,589	225	0.0(a)
Mediaset Espana Comunicacion SA	20,774	146,365	131	0.0(a)
ProSiebenSat.1 Media SE	19,457	347,319	(769)	(0.0)(a)

	47,332	644,273	(413)	(0.0)(a)

Oil, Gas & Consumable Fuels
Neste OYJ	1,306	119,656	(141)	(0.0)(a)
Repsol SA	7,832	137,475	50	0.0(a)
TOTAL SA	2,787	152,787	(270)	(0.0)(a)

	11,925	409,918	(361)	(0.0)(a)

Paper & Forest Products
Ence Energia y Celulosa SA	108,010	838,718	1,137	0.0(a)
Stora Enso OYJ	11,996	161,374	794	0.0(a)
UPM-Kymmene OYJ	6,534	189,759	844	0.0(a)

	126,540	1,189,851	2,775	0.0(a)

Pharmaceuticals
Bayer AG (Registered)	3,826	289,995	89	0.0(a)
Sanofi	8,257	717,681	1,109	0.0(a)
UCB SA	1,778	154,069	135	0.0(a)

	13,861	1,161,745	1,333	0.0(a)

Real Estate Management & Development
Aroundtown SA	80,509	712,154	751	0.0(a)
LEG Immobilien AG	1,253	147,192	188	0.0(a)
Vonovia SE	15,310	769,459	1,741	0.0(a)

	97,072	1,628,805	2,680	0.0(a)

Semiconductors & Semiconductor Equipment
ASM International NV*	4,056	196,484	(590)	(0.0)(a)
BE Semiconductor Industries NV	7,348	190,570	(54)	(0.0)(a)
Dialog Semiconductor plc*	29,903	874,260	445	0.0(a)
Siltronic AG	1,985	197,208	268	0.0(a)

	43,292	1,458,522	69	0.0(a)

Software
Software AG	7,669	278,626	365	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Textiles, Apparel & Luxury Goods
HUGO BOSS AG	11,367	815,016	28	0.0(a)

Thrifts & Mortgage Finance
Aareal Bank AG	5,310	171,707	313	0.0(a)

Total Long Positions of Total Return Basket Swaps	912,835	14,947,268	16,373	0.0(a)

Short Positions

Common Stocks
Air Freight & Logistics
bpost SA	(22,289)	(204,333)	(364)	(0.0)(a)
Deutsche Post AG (Registered)	(5,753)	(169,921)	(295)	(0.0)(a)

	(28,042)	(374,254)	(659)	(0.0)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Auto Components
Brembo SpA	(45,725)	(522,313)	(515)	(0.0)(a)
Nokian Renkaat OYJ	(20,072)	(667,780)	(1,063)	(0.0)(a)

	(65,797)	(1,190,093)	(1,578)	(0.0)(a)

Automobiles
Daimler AG (Registered)	(2,298)	(136,131)	(250)	(0.0)(a)
Volkswagen AG	(3,918)	(683,507)	(1,857)	(0.0)(a)

	(6,216)	(819,638)	(2,107)	(0.0)(a)

Banks
Bankia SA	(45,369)	(132,250)	(349)	(0.0)(a)
KBC Group NV	(8,203)	(556,902)	(313)	(0.0)(a)

	(53,572)	(689,152)	(662)	(0.0)(a)

Beverages
Anheuser-Busch InBev SA/NV	(2,628)	(200,788)	(425)	(0.0)(a)

Capital Markets
Banca Generali SpA	(4,113)	(97,030)	(50)	(0.0)(a)
Deutsche Bank AG (Registered)	(63,694)	(566,196)	(1,481)	(0.0)(a)

	(67,807)	(663,226)	(1,531)	(0.0)(a)

Chemicals
K+S AG (Registered)	(4,870)	(94,842)	(192)	(0.0)(a)
LANXESS AG	(13,017)	(716,470)	(1,008)	(0.0)(a)
OCI NV*	(12,301)	(260,137)	56	0.0(a)
Umicore SA	(15,809)	(668,362)	(1,561)	(0.0)(a)

	(45,997)	(1,739,811)	(2,705)	(0.0)(a)

Commercial Services & Supplies
Elis SA	(37,657)	(609,150)	(116)	(0.0)(a)

Construction & Engineering
Boskalis Westminster	(22,017)	(578,555)	808	0.0(a)
Bouygues SA	(17,650)	(624,691)	(39)	(0.0)(a)

	(39,667)	(1,203,246)	769	0.0(a)

Containers & Packaging
Huhtamaki OYJ	(19,494)	(642,513)	(2,804)	(0.0)(a)

Diversified Financial Services
Eurazeo SE	(7,802)	(579,899)	(331)	(0.0)(a)
Groupe Bruxelles Lambert SA	(6,088)	(573,625)	(411)	(0.0)(a)
Wendel SA	(3,796)	(462,563)	169	0.0(a)

	(17,686)	(1,616,087)	(573)	(0.0)(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(20,669)	(582,445)	(701)	(0.0)(a)
Iliad SA	(3,430)	(392,709)	281	0.0(a)
United Internet AG (Registered)	(2,771)	(109,943)	(234)	(0.0)(a)

	(26,870)	(1,085,097)	(654)	(0.0)(a)

Electrical Equipment
Legrand SA	(11,097)	(657,458)	(22)	(0.0)(a)

Energy Equipment & Services
CGG SA*	(185,459)	(348,537)	20	0.0(a)
Tenaris SA	(47,968)	(602,537)	(512)	(0.0)(a)

	(233,427)	(951,074)	(492)	(0.0)(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(7,746)	(109,778)	(104)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Gas Utilities
Rubis SCA	(10,777)	(643,292)	(1,237)	(0.0)(a)
Health Care Providers & Services
Orpea	(1,369)	(135,714)	141	0.0(a)
Hotels, Restaurants & Leisure
Elior Group SA(b)	(12,298)	(173,113)	25	0.0(a)
Paddy Power Betfair plc	(4,090)	(334,487)	–	0.0(a)
	(16,388)	(507,600)	25	0.0(a)
Household Durables
Neinor Homes SA*(b)	(27,934)	(400,471)	(165)	(0.0)(a)
SEB SA	(5,011)	(768,381)	187	0.0(a)
	(32,945)	(1,168,852)	22	0.0(a)
REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(18,394)	(679,352)	(1,421)	(0.0)(a)
Zalando SE*(b)	(18,819)	(574,232)	(185)	(0.0)(a)
	(37,213)	(1,253,584)	(1,606)	(0.0)(a)
IT Services
Bechtle AG	(2,733)	(217,465)	(525)	(0.0)(a)
Indra Sistemas SA*	(10,914)	(112,294)	(114)	(0.0)(a)
	(13,647)	(329,759)	(639)	(0.0)(a)
Life Sciences Tools & Services
Eurofins Scientific SE	(1,700)	(683,209)	941	0.0(a)
MorphoSys AG*	(2,622)	(283,665)	(657)	(0.0)(a)
	(4,322)	(966,874)	284	0.0(a)
Machinery
GEA Group AG	(17,184)	(473,429)	(984)	(0.0)(a)
Wartsila OYJ Abp	(5,764)	(94,118)	(269)	(0.0)(a)
	(22,948)	(567,547)	(1,253)	(0.0)(a)
Media
Altice Europe NV*	(31,907)	(65,085)	13	0.0(a)
JCDecaux SA	(14,685)	(435,067)	(65)	(0.0)(a)
Telenet Group Holding NV	(2,695)	(124,753)	(69)	(0.0)(a)
	(49,287)	(624,905)	(121)	(0.0)(a)
Metals & Mining
Salzgitter AG	(21,097)	(637,400)	(1,835)	(0.0)(a)
thyssenkrupp AG*	(22,106)	(392,870)	(1,440)	(0.0)(a)
	(43,203)	(1,030,270)	(3,275)	(0.0)(a)
Multi-Utilities
E.ON SE	(56,680)	(630,077)	(2,078)	(0.0)(a)
RWE AG	(25,983)	(646,240)	(2,663)	(0.0)(a)
Suez	(8,241)	(105,504)	–	0.0(a)
	(90,904)	(1,381,821)	(4,741)	(0.0)(a)
Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(27,984)	(622,462)	(590)	(0.0)(a)
SOITEC*	(4,707)	(361,487)	292	0.0(a)
	(32,691)	(983,949)	(298)	(0.0)(a)
Technology Hardware, Storage & Peripherals
S&T AG*	(5,798)	(132,521)	(390)	(0.0)(a)
Transportation Infrastructure
Aeroports de Paris	(2,826)	(540,616)	215	0.0(a)
Getlink SE	(19,218)	(281,059)	62	0.0(a)
	(22,044)	(821,675)	277	0.0(a)
Total Short Positions of Total Return Basket Swaps	(1,047,239)	(23,099,728)	(26,474)	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	(134,404)	(8,152,460)	(10,101)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in CHF based on the local currencies of the positions within the swaps.	11/29/2019	$1,297,021	$1,652	$—	$1,652

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	6,876	579,701	622	0.0(a)
Food Products
Chocoladefabriken Lindt & Spruengli AG	114	724,868	(206)	(0.0)(a)
Nestle SA (Registered)	8,546	745,074	2,235	0.0(a)
	8,660	1,469,942	2,029	0.0(a)
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	3,961	743,384	1,730	0.0(a)
Insurance
Swiss Life Holding AG (Registered)*	1,631	672,871	1,577	0.0(a)
Pharmaceuticals
Roche Holding AG	579	152,197	235	0.0(a)
Real Estate Management & Development
PSP Swiss Property AG (Registered)	6,617	680,753	721	0.0(a)
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	1,189	340,603	(392)	(0.0)(a)
Total Long Positions of Total Return Basket Swaps	29,513	4,639,451	6,522	0.0(a)

Short Positions

Common Stocks
Chemicals
Clariant AG (Registered)*	(33,331)	(662,055)	(1,100)	(0.0)(a)
EMS-Chemie Holding AG (Registered)	(1,300)	(649,305)	(906)	(0.0)(a)
	(34,631)	(1,311,360)	(2,006)	(0.0)(a)
Household Durables
Forbo Holding AG (Registered)	(121)	(168,710)	(190)	(0.0)(a)
Machinery
VAT Group AG*(b)	(7,266)	(752,318)	(1,935)	(0.0)(a)
Professional Services
DKSH Holding AG	(8,433)	(632,065)	(1,148)	(0.0)(a)
Semiconductors & Semiconductor Equipment
ams AG*	(17,831)	(477,977)	409	0.0(a)
Total Short Positions of Total Return Basket Swaps	(68,282)	(3,342,430)	(4,870)	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	(38,769)	1,297,021	1,652	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in JPY based on the local currencies of the positions within the swaps.	11/29/2019	$(19,687,682)	$(106,126)	$—	$(106,126)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Auto Components
TS Tech Co. Ltd.	11,300	339,981	1,785	0.0(a)

Electric Utilities
Kansai Electric Power Co., Inc. (The)	21,900	333,351	805	0.0(a)

Pharmaceuticals
Kaken Pharmaceutical Co. Ltd.	10,300	486,587	1,491	0.0(a)

Total Long Positions of Total Return Basket Swaps	43,500	1,159,919	4,081	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(9,100)	(127,924)	(269)	(0.0)(a)

Banks
Concordia Financial Group Ltd.	(154,700)	(638,084)	(1,815)	(0.0)(a)

Building Products
TOTO Ltd.	(4,100)	(159,221)	(566)	(0.0)(a)

Chemicals
Hitachi Chemical Co. Ltd.	(8,600)	(141,854)	(686)	(0.0)(a)
JSR Corp.	(11,500)	(185,937)	(543)	(0.0)(a)
Kansai Paint Co. Ltd.	(31,100)	(545,712)	(374)	(0.0)(a)
Nippon Paint Holdings Co. Ltd.	(15,900)	(533,614)	(2,276)	(0.0)(a)
Shin-Etsu Chemical Co. Ltd.	(8,000)	(674,533)	(601)	(0.0)(a)
Toray Industries, Inc.	(87,700)	(649,953)	(285)	(0.0)(a)

	(162,800)	(2,731,603)	(4,765)	(0.0)(a)

Commercial Services & Supplies
Park24 Co. Ltd.	(8,700)	(207,606)	(499)	(0.0)(a)

Consumer Finance
Aiful Corp.*	(85,500)	(218,761)	(546)	(0.0)(a)

Electrical Equipment
Fujikura Ltd.*	(21,600)	(94,816)	(424)	(0.0)(a)
GS Yuasa Corp.*	(5,100)	(106,453)	(357)	(0.0)(a)
Mabuchi Motor Co. Ltd.	(2,600)	(91,195)	(252)	(0.0)(a)

	(29,300)	(292,464)	(1,033)	(0.0)(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(5,800)	(622,984)	(2,117)	(0.0)(a)
Hitachi High-Technologies Corp.	(3,700)	(133,718)	(562)	(0.0)(a)
Murata Manufacturing Co. Ltd.	(4,900)	(736,058)	(42,388)	(0.0)(a)
Omron Corp.	(17,400)	(714,588)	(3,732)	(0.0)(a)
Yaskawa Electric Corp.	(7,400)	(209,441)	(1,555)	(0.0)(a)

	(39,200)	(2,416,789)	(50,354)	(0.0)(a)

Entertainment
Nexon Co. Ltd.*	(48,300)	(734,810)	2,161	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Food & Staples Retailing
Aeon Co. Ltd.	(24,600)	(500,665)	(1,890)	(0.0)(a)
Tsuruha Holdings, Inc.	(7,000)	(647,962)	(2,747)	(0.0)(a)

	(31,600)	(1,148,627)	(4,637)	(0.0)(a)

Food Products
Kewpie Corp.	(18,800)	(427,282)	(1,833)	(0.0)(a)
Yamazaki Baking Co. Ltd.	(25,800)	(506,776)	(2,264)	(0.0)(a)

	(44,600)	(934,058)	(4,097)	(0.0)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(12,900)	(487,805)	(1,650)	(0.0)(a)
Kyoritsu Maintenance Co. Ltd.	(9,300)	(424,779)	(1,721)	(0.0)(a)

	(22,200)	(912,584)	(3,371)	(0.0)(a)

Household Durables
Panasonic Corp.	(69,700)	(682,518)	(2,955)	(0.0)(a)

Household Products
Lion Corp.	(29,100)	(606,473)	(1,898)	(0.0)(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(15,000)	(618,556)	(929)	(0.0)(a)
Seibu Holdings, Inc.	(30,200)	(524,660)	(1,480)	(0.0)(a)
Toshiba Corp.	(3,800)	(120,334)	(499)	(0.0)(a)

	(49,000)	(1,263,550)	(2,908)	(0.0)(a)

Interactive Media & Services
LINE Corp.*	(4,300)	(154,833)	(5,414)	(0.0)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Machinery
Daifuku Co. Ltd.	(2,300)	(115,589)	(721)	(0.0)(a)
FANUC Corp.	(4,200)	(714,343)	(6,406)	(0.0)(a)
Kawasaki Heavy Industries Ltd.	(6,500)	(163,759)	(550)	(0.0)(a)
MISUMI Group, Inc.	(5,400)	(123,601)	(654)	(0.0)(a)
Miura Co. Ltd.	(4,200)	(104,773)	(665)	(0.0)(a)
Nabtesco Corp.	(5,400)	(142,867)	(735)	(0.0)(a)
NGK Insulators Ltd.	(7,600)	(116,876)	(355)	(0.0)(a)
SMC Corp.	(2,100)	(693,099)	(4,249)	(0.0)(a)

	(37,700)	(2,174,907)	(14,335)	(0.0)(a)

Metals & Mining
Hitachi Metals Ltd.	(10,100)	(113,625)	(594)	(0.0)(a)
Mitsubishi Materials Corp.	(4,000)	(114,502)	(296)	(0.0)(a)
UACJ Corp.*	(15,300)	(329,972)	118	0.0(a)

	(29,400)	(558,099)	(772)	(0.0)(a)

Multiline Retail
Marui Group Co. Ltd.	(26,000)	(527,929)	(1,365)	(0.0)(a)
Takashimaya Co. Ltd.	(6,200)	(84,257)	(244)	(0.0)(a)

	(32,200)	(612,186)	(1,609)	(0.0)(a)

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	(8,600)	(187,876)	(717)	(0.0)(a)

Professional Services
Persol Holdings Co. Ltd.	(15,500)	(275,990)	(924)	(0.0)(a)

Road & Rail
Keio Corp.	(10,500)	(603,198)	(719)	(0.0)(a)
Kintetsu Group Holdings Co. Ltd.*	(14,600)	(637,193)	(1,187)	(0.0)(a)
Odakyu Electric Railway Co. Ltd.	(18,300)	(411,222)	(448)	(0.0)(a)

	(43,400)	(1,651,613)	(2,354)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(107,500)	(619,790)	(2,967)	(0.0)(a)
Rohm Co. Ltd.	(4,200)	(296,435)	(1,846)	(0.0)(a)

	(111,700)	(916,225)	(4,813)	(0.0)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(4,300)	(559,945)	(955)	(0.0)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(7,800)	(121,407)	2,333	0.0(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(26,200)	(559,448)	(3,095)	(0.0)(a)

Total Short Positions of Total Return Basket Swaps	(1,109,000)	(20,847,601)	(110,207)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(1,065,500)	(19,687,682)	(106,126)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, which is denominated in AUD based on the local currencies of the positions within the swaps.	11/29/2019	$3,162,066	$17,503	$—	$17,503

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Qantas Airways Ltd.	69,021	273,637	705	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Food & Staples Retailing
Metcash Ltd.	162,469	293,189	304	0.0(a)

IT Services
Computershare Ltd.	51,931	672,747	1,954	0.0(a)

Metals & Mining
Alumina Ltd.	414,985	738,040	5,024	0.0(a)
BlueScope Steel Ltd.	26,435	241,520	2,286	0.0(a)
OZ Minerals Ltd.	52,319	372,799	1,620	0.0(a)
Regis Resources Ltd.	4,702	17,795	22	0.0(a)

	498,441	1,370,154	8,952	0.0(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	739,229	972,435	5,213	0.0(a)
Oil Search Ltd.	139,506	794,302	2,314	0.0(a)
Santos Ltd.	180,478	851,532	2,736	0.0(a)
Woodside Petroleum Ltd.	31,390	785,172	2,079	0.0(a)

	1,090,603	3,403,441	12,342	0.0(a)

Specialty Retail
JB Hi-Fi Ltd.	49,053	799,286	1,648	0.0(a)

Total Long Positions of Total Return Basket Swaps	1,921,518	6,812,454	25,905	0.0(a)

Short Positions

Common Stocks
Chemicals
Nufarm Ltd.	(149,565)	(679,892)	(1,487)	(0.0)(a)

Construction Materials
Boral Ltd.	(48,601)	(175,824)	(950)	(0.0)(a)

Containers & Packaging
Amcor Ltd.	(61,925)	(614,836)	(404)	(0.0)(a)

Diversified Financial Services
Challenger Ltd.	(22,817)	(120,426)	(346)	(0.0)(a)

Electric Utilities
AusNet Services	(527,697)	(634,104)	(1,193)	(0.0)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,913)	(129,777)	(358)	(0.0)(a)
Star Entertainment Grp Ltd. (The)	(169,706)	(549,120)	(1,405)	(0.0)(a)
Tabcorp Holdings Ltd.	(182,852)	(619,677)	(1,622)	(0.0)(a)

	(356,471)	(1,298,574)	(3,385)	(0.0)(a)

IT Services
NEXTDC Ltd.*	(25,324)	(126,732)	(637)	(0.0)(a)

Total Short Positions of Total Return Basket Swaps	(1,192,400)	(3,650,388)	(8,402)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	729,118	3,162,066	17,503	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/29/2019 – 12/31/2019	$1,916,630		$(1)	$—	$(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	5,123	–	(1)	(0.0)(a)

Pharmaceuticals
BTG plc*	175,636	1,916,630	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	180,759	1,916,630	(1)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	2/28/2020	$20,281	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Oil, Gas & Consumable Fuels
MEG Energy Corp.*	111,913	462,489	–	0.0(a)

Short Positions

Common Stocks
Oil, Gas & Consumable Fuels
Husky Energy, Inc.	(37,270)	(442,208)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	74,643	20,281	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/29/2029	$31,115	$–	$—	$–

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Insurance
Stewart Information Services Corp.		700	31,115	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions, which is denominated in AUD based on the local currencies of the positions within the swaps.	11/29/2019	$1,702,412	$2,423	$—	$2,423

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Health Care Providers & Services
Healthscope Ltd.		990,968	1,702,412	2,423	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021 – 11/15/2021	$7,917,295	$(5,120)	$—	$(5,120)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Containers & Packaging
RPC Group plc		643,687	6,702,251	(9,615)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Prudential plc		62,131	1,215,044	4,495	0.0(a)

Total Long Positions of Total Return Basket Swaps		705,818	7,917,295	(5,120)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$72,312,957	$–	$—	$–

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Automobiles
Fiat Chrysler Automobiles NV*		66,600	1,146,186	–	0.0(a)

Banks
Comerica, Inc.		13,900	1,094,486	–	0.0(a)
Fidelity Southern Corp.		20,600	627,476	–	0.0(a)
MB Financial, Inc.		87,026	3,862,214	–	0.0(a)
National Commerce Corp.*		12,730	518,302	–	0.0(a)

		134,256	6,102,478	–	0.0(a)

Biotechnology
AbbVie, Inc.		11,100	891,219	–	0.0(a)
Celgene Corp.*		21,095	1,866,064	–	0.0(a)
Ironwood Pharmaceuticals, Inc.*		179,000	2,445,140	–	0.0(a)
Loxo Oncology, Inc.*		30,235	7,093,131	–	0.0(a)
Spark Therapeutics, Inc.*		4,100	196,062	–	0.0(a)

		245,530	12,491,616	–	0.0(a)

Building Products
Apogee Enterprises, Inc.		8,100	275,967	–	0.0(a)
USG Corp.		44,773	1,931,955	–	0.0(a)

		52,873	2,207,922	–	0.0(a)

Capital Markets
Greenhill & Co., Inc.*		39,400	987,364	–	0.0(a)

Commercial Services & Supplies
KAR Auction Services, Inc.		27,700	1,440,677	–	0.0(a)
LSC Communications, Inc.		89,712	711,416	–	0.0(a)

		117,412	2,152,093	–	0.0(a)

Communications Equipment
Finisar Corp.*		348,280	7,933,818	–	0.0(a)

Containers & Packaging
Bemis Co., Inc.		88,352	4,315,112	–	0.0(a)

Diversified Financial Services
Voya Financial, Inc.		24,400	1,132,892	–	0.0(a)

Electronic Equipment, Instruments & Components
Avnet, Inc.		27,200	1,120,640	–	0.0(a)
Benchmark Electronics, Inc.		46,300	1,176,946	–	0.0(a)
Jabil, Inc.		41,800	1,113,970	–	0.0(a)
Orbotech Ltd.*		60,964	3,738,922	–	0.0(a)

		176,264	7,150,478	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Energy Equipment & Services
Basic Energy Services, Inc.*	5,000	23,750	–	0.0	(a)
Dril-Quip, Inc.*	30,900	1,156,896	–	0.0	(a)
	35,900	1,180,646	–	0.0	(a)
Entertainment
Pandora Media, Inc.*	751,936	6,301,224	–	0.0	(a)
Health Care Providers & Services
DaVita, Inc.*	18,700	1,049,631	–	0.0	(a)
Henry Schein, Inc.*	21,500	1,670,550	–	0.0	(a)
	40,200	2,720,181	–	0.0	(a)
Hotels, Restaurants & Leisure
Belmond Ltd.*	104,259	2,598,134	–	0.0	(a)
Insurance
Stewart Information Services Corp.	33,712	1,498,498	–	0.0	(a)
Internet & Direct Marketing Retail
Nutrisystem, Inc.	83,253	3,614,013	–	0.0	(a)
IT Services
First Data Corp.*	342,070	8,432,025	–	0.0	(a)
Luxoft Holding, Inc.*	58,156	3,374,793	–	0.0	(a)
Travelport Worldwide Ltd.	20,200	316,332	–	0.0	(a)
	420,426	12,123,150	–	0.0	(a)
Leisure Products
Brunswick Corp.	24,000	1,207,680	–	0.0	(a)
Machinery
Colfax Corp.*	48,000	1,188,000	–	0.0	(a)
Dover Corp.	13,800	1,212,054	–	0.0	(a)
	61,800	2,400,054	–	0.0	(a)
Multi-Utilities
Vectren Corp.	98,180	7,106,269	–	0.0	(a)
Oil, Gas & Consumable Fuels
Arch Coal, Inc.	12,400	1,092,812	–	0.0	(a)
CNX Resources Corp.*	83,700	1,016,118	–	0.0	(a)
Devon Energy Corp.	41,000	1,092,650	–	0.0	(a)
Newfield Exploration Co.*	325,424	5,948,751	–	0.0	(a)
Penn Virginia Corp.*	41,537	2,179,031	–	0.0	(a)
QEP Resources, Inc.*	204,400	1,690,388	–	0.0	(a)
Resolute Energy Corp.*	1,102	36,068	–	0.0	(a)
Roan Resources, Inc.*	20,900	224,466	–	0.0	(a)
WildHorse Resource Development Corp.*	295,937	5,022,051	–	0.0	(a)
	1,026,400	18,302,335	–	0.0	(a)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	4,100	1,099,825	–	0.0	(a)
Versum Materials, Inc.	35,458	1,303,791	–	0.0	(a)
	39,558	2,403,616	–	0.0	(a)
Software
SendGrid, Inc.*	136,025	7,356,232	–	0.0	(a)
Specialty Retail
Asbury Automotive Group, Inc.*	4,900	346,185	–	0.0	(a)
Group 1 Automotive, Inc.	18,000	1,098,540	–	0.0	(a)
Sleep Number Corp.*	29,600	1,065,600	–	0.0	(a)
	52,500	2,510,325	–	0.0	(a)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.*	21,300	1,034,967	–	0.0	(a)
Hewlett Packard Enterprise Co.	34,021	530,387	–	0.0	(a)
Stratasys Ltd.*	63,300	1,616,049	–	0.0	(a)
	118,621	3,181,403	–	0.0	(a)
Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	32,743	510,463	–	0.0	(a)
Trading Companies & Distributors
Nexeo Solutions, Inc.*	65,268	613,519	–	0.0	(a)
Total Long Positions of Total Return Basket Swaps	4,418,148	121,247,701	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Banks
Ameris Bancorp	(16,315)	(619,154)	–	0.0	(a)
CenterState Bank Corp.	(20,794)	(515,691)	–	0.0	(a)
Fifth Third Bancorp	(119,878)	(3,215,128)	–	0.0	(a)
	(156,987)	(4,349,973)	–	0.0	(a)
Commercial Services & Supplies
Quad/Graphics, Inc.	(55,509)	(749,927)	–	0.0	(a)
Electronic Equipment, Instruments & Components
II-VI, Inc.*	(62,996)	(2,391,328)	–	0.0	(a)
Energy Equipment & Services
Key Energy Services, Inc.*	(3,683)	(6,151)	–	0.0	(a)
Health Care Providers & Services
Tivity Health, Inc.*	(17,646)	(392,800)	–	0.0	(a)
Insurance
Fidelity National Financial, Inc.	(19,919)	(720,271)	–	0.0	(a)
IT Services
Fiserv, Inc.*	(102,611)	(8,509,530)	–	0.0	(a)
Twilio, Inc.*	(56,752)	(6,317,633)	–	0.0	(a)
	(159,363)	(14,827,163)	–	0.0	(a)
Media
Sirius XM Holdings, Inc.	(1,072,168)	(6,250,739)	–	0.0	(a)
Metals & Mining
Newmont Mining Corp.	(215,321)	(7,344,599)	–	0.0	(a)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	(1,563,330)	(4,455,491)	–	0.0	(a)
Cimarex Energy Co.	(17,900)	(1,348,586)	–	0.0	(a)
Denbury Resources, Inc.*	(509,907)	(1,035,111)	–	0.0	(a)
	(2,091,137)	(6,839,188)	–	0.0	(a)
Pharmaceuticals
Bristol-Myers Squibb Co.	(20,884)	(1,031,043)	–	0.0	(a)
Semiconductors & Semiconductor Equipment
Entegris, Inc.	(39,374)	(1,301,310)	–	0.0	(a)
KLA-Tencor Corp.	(17,903)	(1,907,923)	–	0.0	(a)
	(57,277)	(3,209,233)	–	0.0	(a)
Thrifts & Mortgage Finance
WSFS Financial Corp.	(9,766)	(411,832)	–	0.0	(a)
Trading Companies & Distributors
Univar, Inc.*	(19,707)	(410,497)	–	0.0	(a)
Total Short Positions of Total Return Basket Swaps	(3,962,363)	(48,934,744)	–	0.0	(a)
Total of Long and Short Positions of Total Return Basket Swaps	455,785	72,312,957	–	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$1,509,262	$–	$—	$–

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
Goldcorp, Inc.		663,099	7,418,513	–	0.0(a)

Short Positions

Common Stocks
Oil, Gas & Consumable Fuels
Encana Corp.		(860,805)	(5,909,251)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps		(197,706)	1,509,262	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/3/2019 – 3/12/2021	$11,467,582	$1,728	$—	$1,728

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Electric Utilities
EDP - Energias de Portugal SA		1,291,541	4,717,498	1,728	0.0(a)

Software
Gemalto NV*		116,410	6,750,084	–	0.0(a)

Total Long Positions of Total Return Basket Swaps		1,407,951	11,467,582	1,728	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$(3,032,429)	$(7,717)	$—	$(7,717)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
South32 Ltd.		573,821	1,468,270	(4,130)	(0.0)(a)

Short Positions

Common Stocks
Containers & Packaging
Amcor Ltd.		(384,163)	(3,814,244)	(2,508)	(0.0)(a)

Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.		(748,313)	(686,455)	(1,079)	(0.0)(a)

Total Short Positions of Total Return Basket Swaps		(1,132,476)	(4,500,699)	(3,587)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps		(558,655)	(3,032,429)	(7,717)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021	$(646,810)	$1,812	$—	$1,812

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
International Consolidated Airlines Group SA		75,041	633,788	(61)	(0.0)(a)

Capital Markets
3i Group plc		33,136	369,822	576	0.0(a)

Food & Staples Retailing
J Sainsbury plc		160,267	600,113	605	0.0(a)

Food Products
Tate & Lyle plc		72,490	654,353	407	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Carnival plc	11,227	635,213	845	0.0(a)
William Hill plc	95,216	220,380	333	0.0(a)

	106,443	855,593	1,178	0.0(a)

Household Durables
Berkeley Group Holdings plc	8,127	400,146	100	0.0(a)

Machinery
Rotork plc	144,835	522,767	741	0.0(a)

Media
Informa plc	44,959	399,340	479	0.0(a)

Metals & Mining
Antofagasta plc	55,224	631,318	1,306	0.0(a)
Rio Tinto plc	4,499	248,894	1,795	0.0(a)

	59,723	880,212	3,101	0.0(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	24,619	520,838	803	0.0(a)

Total Long Positions of Total Return Basket Swaps	729,640	5,836,972	7,929	0.0(a)

Short Positions

Common Stocks
Banks
Metro Bank plc*	(14,577)	(208,343)	(518)	(0.0)(a)
Standard Chartered plc	(38,141)	(307,612)	(504)	(0.0)(a)

	(52,718)	(515,955)	(1,022)	(0.0)(a)

Capital Markets
St James’s Place plc	(15,142)	(186,643)	(354)	(0.0)(a)

Diversified Telecommunication Services
BT Group plc	(173,156)	(528,022)	(215)	(0.0)(a)

Electrical Equipment
Melrose Industries plc	(232,296)	(514,892)	(1,050)	(0.0)(a)

Health Care Providers & Services
Spire Healthcare Group plc(b)	(274,958)	(448,990)	–	0.0(a)

Hotels, Restaurants & Leisure
InterContinental Hotels Group plc	(7,496)	(425,980)	767	0.0(a)

Household Durables
Crest Nicholson Holdings plc	(92,810)	(458,959)	449	0.0(a)

Metals & Mining
Fresnillo plc	(9,950)	(131,369)	(212)	(0.0)(a)

Multiline Retail
B&M European Value Retail SA	(90,447)	(385,132)	(532)	(0.0)(a)

Professional Services
Capita plc*	(332,889)	(507,389)	(476)	(0.0)(a)

Software
AVEVA Group plc	(15,104)	(539,905)	(667)	(0.0)(a)
Sage Group plc (The)	(61,874)	(508,566)	(542)	(0.0)(a)

	(76,978)	(1,048,471)	(1,209)	(0.0)(a)

Specialty Retail
Kingfisher plc	(120,909)	(353,218)	(51)	(0.0)(a)
Superdry plc	(50,390)	(341,670)	(638)	(0.0)(a)

	(171,299)	(694,888)	(689)	(0.0)(a)

Water Utilities
Severn Trent plc	(24,245)	(637,092)	(1,574)	(0.0)(a)

Total Short Positions of Total Return Basket Swaps	(1,554,384)	(6,483,782)	(6,117)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(824,744)	(646,810)	1,812	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$(88,903,069)	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Banks
Popular, Inc.	13,578	741,495	–	0.0(a)

Chemicals
LyondellBasell Industries NV	4,805	417,891	–	0.0(a)

Commercial Services & Supplies
Deluxe Corp.	6,506	305,587	–	0.0(a)

Communications Equipment
Cisco Systems, Inc.	5,189	245,388	–	0.0(a)

Consumer Finance
Santander Consumer USA Holdings, Inc.	29,618	564,519	–	0.0(a)

Electrical Equipment
nVent Electric plc	24,947	624,174	–	0.0(a)

Electronic Equipment, Instruments & Components
Zebra Technologies Corp.*	3,869	671,658	–	0.0(a)

Food & Staples Retailing
Sysco Corp.	8,543	545,470	–	0.0(a)

Food Products
Cal-Maine Foods, Inc.	12,954	546,400	–	0.0(a)

Health Care Equipment & Supplies
Globus Medical, Inc.*	13,117	590,921	–	0.0(a)

Health Care Providers & Services
Chemed Corp.	1,698	505,902	–	0.0(a)
Humana, Inc.	211	65,197	–	0.0(a)
Quest Diagnostics, Inc.	3,861	337,258	–	0.0(a)
UnitedHealth Group, Inc.	1,913	516,893	–	0.0(a)

	7,683	1,425,250	–	0.0(a)

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	25,546	470,813	–	0.0(a)

IT Services
Mastercard, Inc.	3,895	822,351	–	0.0(a)
Visa, Inc.	1,348	181,994	–	0.0(a)
Western Union Co. (The)	4,331	79,041	–	0.0(a)

	9,574	1,083,386	–	0.0(a)

Machinery
Hillenbrand, Inc.	6,897	292,433	–	0.0(a)

Media
Interpublic Group of Cos., Inc. (The)	19,161	435,913	–	0.0(a)

Oil, Gas & Consumable Fuels
Marathon Oil Corp.	27,014	426,551	–	0.0(a)
Valero Energy Corp.	3,031	266,182	–	0.0(a)

	30,045	692,733	–	0.0(a)

Personal Products
USANA Health Sciences, Inc.*	4,035	472,498	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Jazz Pharmaceuticals plc*	3,919	493,363	–	0.0(a)
Johnson & Johnson	2,550	339,354	–	0.0(a)

	6,469	832,717	–	0.0(a)

Professional Services
Korn Ferry	10,350	471,960	–	0.0(a)
Navigant Consulting, Inc.	26,754	693,464	–	0.0(a)
Robert Half International, Inc.	8,913	574,264	–	0.0(a)

	46,017	1,739,688	–	0.0(a)

Semiconductors & Semiconductor Equipment
First Solar, Inc.*	13,041	659,744	–	0.0(a)
Intel Corp.	11,014	518,980	–	0.0(a)
Teradyne, Inc.	3,395	122,186	–	0.0(a)

	27,450	1,300,910	–	0.0(a)

Software
LogMeIn, Inc.	1,129	105,020	–	0.0(a)
Oracle Corp.	2,811	141,196	–	0.0(a)

	3,940	246,216	–	0.0(a)

Specialty Retail
Best Buy Co., Inc.	511	30,272	–	0.0(a)
Children’s Place, Inc. (The)	2,312	223,709	–	0.0(a)
Foot Locker, Inc.	9,075	507,202	–	0.0(a)
Urban Outfitters, Inc.*	10,411	336,275	–	0.0(a)
Williams-Sonoma, Inc.	6,343	345,249	–	0.0(a)

	28,652	1,442,707	–	0.0(a)

Technology Hardware, Storage & Peripherals
Apple, Inc.	2,263	376,654	–	0.0(a)

Textiles, Apparel & Luxury Goods
Columbia Sportswear Co.	5,445	485,640	–	0.0(a)
Oxford Industries, Inc.	4,806	368,043	–	0.0(a)

	10,251	853,683	–	0.0(a)

Trading Companies & Distributors
HD Supply Holdings, Inc.*	15,830	663,910	–	0.0(a)
MSC Industrial Direct Co., Inc.	8,172	682,280	–	0.0(a)
WW Grainger, Inc.	2,006	592,553	–	0.0(a)

	26,008	1,938,743	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	377,117	18,857,847	–	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Axon Enterprise, Inc.*	(3,322)	(169,455)	–	0.0(a)
Cubic Corp.	(4,378)	(281,374)	–	0.0(a)
Kratos Defense & Security Solutions, Inc.*	(45,666)	(707,366)	–	0.0(a)
Mercury Systems, Inc.*	(11,227)	(658,239)	–	0.0(a)
TransDigm Group, Inc.*	(651)	(254,541)	–	0.0(a)
Triumph Group, Inc.	(54,028)	(964,400)	–	0.0(a)

	(119,272)	(3,035,375)	–	0.0(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(26,884)	(638,495)	–	0.0(a)
FedEx Corp.	(3,929)	(697,673)	–	0.0(a)
United Parcel Service, Inc.	(6,538)	(689,105)	–	0.0(a)

	(37,351)	(2,025,273)	–	0.0(a)

Airlines
American Airlines Group, Inc.	(20,544)	(734,859)	–	0.0(a)
Spirit Airlines, Inc.*	(9,906)	(582,671)	–	0.0(a)

	(30,450)	(1,317,530)	–	0.0(a)

Auto Components
Cooper Tire & Rubber Co.	(18,261)	(642,787)	–	0.0(a)

Banks
Pacific Premier Bancorp, Inc.*	(23,973)	(713,197)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Beverages
Brown-Forman Corp.	(13,171)	(622,330)	–	0.0(a)
Constellation Brands, Inc.	(3,821)	(663,555)	–	0.0(a)

	(16,992)	(1,285,885)	–	0.0(a)

Capital Markets
BlackRock, Inc.	(1,634)	(678,241)	–	0.0(a)
Cboe Global Markets, Inc.	(5,782)	(539,287)	–	0.0(a)
SEI Investments Co.	(13,906)	(661,091)	–	0.0(a)
WisdomTree Investments, Inc.	(96,946)	(649,538)	–	0.0(a)

	(118,268)	(2,528,157)	–	0.0(a)

Chemicals
Albemarle Corp.	(8,496)	(685,882)	–	0.0(a)
Axalta Coating Systems Ltd.*	(26,932)	(689,998)	–	0.0(a)
Ferro Corp.*	(41,502)	(691,838)	–	0.0(a)
GCP Applied Technologies, Inc.*	(13,991)	(352,573)	–	0.0(a)
HB Fuller Co.	(14,845)	(733,195)	–	0.0(a)
International Flavors & Fragrances, Inc.	(4,265)	(604,692)	–	0.0(a)
NewMarket Corp.	(1,367)	(548,290)	–	0.0(a)
RPM International, Inc.	(2,365)	(135,183)	–	0.0(a)
Valvoline, Inc.	(30,469)	(673,670)	–	0.0(a)

	(144,232)	(5,115,321)	–	0.0(a)

Commercial Services & Supplies
Brink’s Co. (The)	(9,037)	(669,190)	–	0.0(a)
Covanta Holding Corp.	(38,546)	(620,590)	–	0.0(a)
Healthcare Services Group, Inc.	(2,500)	(109,050)	–	0.0(a)

	(50,083)	(1,398,830)	–	0.0(a)

Communications Equipment
Extreme Networks, Inc.*	(97,304)	(735,618)	–	0.0(a)
Infinera Corp.*	(101,314)	(445,782)	–	0.0(a)
ViaSat, Inc.*	(4,521)	(283,421)	–	0.0(a)

	(203,139)	(1,464,821)	–	0.0(a)

Construction & Engineering
Dycom Industries, Inc.*	(5,202)	(301,976)	–	0.0(a)

Construction Materials
Martin Marietta Materials, Inc.	(2,125)	(375,445)	–	0.0(a)
Summit Materials, Inc.*	(41,860)	(638,783)	–	0.0(a)
US Concrete, Inc.*	(12,263)	(436,563)	–	0.0(a)
Vulcan Materials Co.	(2,572)	(261,444)	–	0.0(a)

	(58,820)	(1,712,235)	–	0.0(a)

Consumer Finance
LendingClub Corp.*	(227,877)	(726,928)	–	0.0(a)

Electric Utilities
Avangrid, Inc.	(12,722)	(634,446)	–	0.0(a)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	(9,274)	(704,360)	–	0.0(a)
Cognex Corp.	(17,083)	(777,277)	–	0.0(a)
Fitbit, Inc.*	(52,299)	(322,685)	–	0.0(a)
Flex Ltd.*	(82,120)	(789,994)	–	0.0(a)
II-VI, Inc.*	(13,480)	(511,701)	–	0.0(a)
Novanta, Inc.*	(10,219)	(712,060)	–	0.0(a)

	(184,475)	(3,818,077)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Energy Equipment & Services
Baker Hughes a GE Co.	(25,335)	(597,146)	–	0.0(a)
C&J Energy Services, Inc.*	(44,880)	(721,222)	–	0.0(a)
Ensco plc	(96,544)	(424,794)	–	0.0(a)
Forum Energy Technologies, Inc.*	(90,617)	(444,929)	–	0.0(a)
Nabors Industries Ltd.	(263,908)	(781,168)	–	0.0(a)
Patterson-UTI Energy, Inc.	(56,760)	(688,499)	–	0.0(a)
ProPetro Holding Corp.*	(47,322)	(773,241)	–	0.0(a)
Select Energy Services, Inc.*	(88,474)	(752,029)	–	0.0(a)
Superior Energy Services, Inc.*	(178,481)	(697,861)	–	0.0(a)
US Silica Holdings, Inc.	(55,286)	(745,255)	–	0.0(a)
Weatherford International plc*	(589,151)	(382,005)	–	0.0(a)

	(1,536,758)	(7,008,149)	–	0.0(a)

Entertainment
Netflix, Inc.*	(800)	(271,600)	–	0.0(a)
Spotify Technology SA*	(5,665)	(767,324)	–	0.0(a)

	(6,465)	(1,038,924)	–	0.0(a)

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.*	(27,217)	(716,080)	–	0.0(a)
Casey’s General Stores, Inc.	(543)	(69,873)	–	0.0(a)
PriceSmart, Inc.	(10,393)	(636,571)	–	0.0(a)

	(38,153)	(1,422,524)	–	0.0(a)

Food Products
Hain Celestial Group, Inc. (The)*	(31,401)	(575,580)	–	0.0(a)
Kraft Heinz Co. (The)	(14,259)	(685,288)	–	0.0(a)
Sanderson Farms, Inc.	(6,137)	(755,465)	–	0.0(a)

	(51,797)	(2,016,333)	–	0.0(a)

Gas Utilities
ONE Gas, Inc.	(6,998)	(574,886)	–	0.0(a)
South Jersey Industries, Inc.	(22,855)	(680,622)	–	0.0(a)
Southwest Gas Holdings, Inc.	(8,354)	(654,285)	–	0.0(a)

	(38,207)	(1,909,793)	–	0.0(a)

Health Care Equipment & Supplies
Cardiovascular Systems, Inc.*	(22,008)	(685,109)	–	0.0(a)
Insulet Corp.*	(8,525)	(692,145)	–	0.0(a)
iRhythm Technologies, Inc.*	(9,437)	(802,145)	–	0.0(a)
Natus Medical, Inc.*	(18,290)	(617,105)	–	0.0(a)
Nevro Corp.*	(11,622)	(564,364)	–	0.0(a)
Penumbra, Inc.*	(1,712)	(249,113)	–	0.0(a)
ViewRay, Inc.*	(67,317)	(484,009)	–	0.0(a)
Wright Medical Group NV*	(20,497)	(611,631)	–	0.0(a)

	(159,408)	(4,705,621)	–	0.0(a)

Health Care Technology
Evolent Health, Inc.*	(10,441)	(184,597)	–	0.0(a)
Inspire Medical Systems, Inc.*	(15,642)	(838,881)	–	0.0(a)
Medidata Solutions, Inc.*	(9,804)	(695,692)	–	0.0(a)
Omnicell, Inc.*	(10,488)	(683,083)	–	0.0(a)
Vocera Communications, Inc.*	(13,971)	(570,296)	–	0.0(a)

	(60,346)	(2,972,549)	–	0.0(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(45,782)	(418,447)	–	0.0(a)
Eldorado Resorts, Inc.*	(14,816)	(690,722)	–	0.0(a)
PlayAGS, Inc.*	(24,830)	(622,240)	–	0.0(a)
Wendy’s Co. (The)	(34,084)	(590,335)	–	0.0(a)

	(119,512)	(2,321,744)	–	0.0(a)

Household Durables
Installed Building Products, Inc.*	(15,770)	(664,075)	–	0.0(a)
iRobot Corp.*	(4,135)	(371,282)	–	0.0(a)
Mohawk Industries, Inc.*	(4,513)	(581,229)	–	0.0(a)

	(24,418)	(1,616,586)	–	0.0(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(11,119)	(641,677)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
Alleghany Corp.	(910)	(574,720)	–	0.0(a)
Markel Corp.*	(181)	(190,685)	–	0.0(a)
ProAssurance Corp.	(15,718)	(670,530)	–	0.0(a)
Willis Towers Watson plc	(4,214)	(685,997)	–	0.0(a)

	(21,023)	(2,121,932)	–	0.0(a)

Interactive Media & Services
Snap, Inc.*	(69,369)	(463,385)	–	0.0(a)
TrueCar, Inc.*	(68,464)	(642,192)	–	0.0(a)

	(137,833)	(1,105,577)	–	0.0(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(49,942)	(188,281)	–	0.0(a)
Wayfair, Inc.*	(5,038)	(551,460)	–	0.0(a)

	(54,980)	(739,741)	–	0.0(a)

IT Services
Gartner, Inc.*	(5,013)	(681,217)	–	0.0(a)
InterXion Holding NV*	(10,579)	(635,163)	–	0.0(a)

	(15,592)	(1,316,380)	–	0.0(a)

Leisure Products
Mattel, Inc.*	(11,448)	(135,544)	–	0.0(a)

Machinery
Albany International Corp.	(10,154)	(697,174)	–	0.0(a)
Deere & Co.	(3,700)	(606,800)	–	0.0(a)
EnPro Industries, Inc.	(4,691)	(309,841)	–	0.0(a)
Evoqua Water Technologies Corp.*	(54,586)	(590,075)	–	0.0(a)
Gardner Denver Holdings, Inc.*	(30,007)	(740,273)	–	0.0(a)
John Bean Technologies Corp.	(8,866)	(704,315)	–	0.0(a)
REV Group, Inc.	(31,279)	(259,928)	–	0.0(a)
Wabtec Corp.	(6,503)	(449,747)	–	0.0(a)

	(149,786)	(4,358,153)	–	0.0(a)

Media
Altice USA, Inc.	(36,072)	(708,454)	–	0.0(a)
Charter Communications, Inc.*	(2,148)	(711,095)	–	0.0(a)
Liberty Broadband Corp.*	(3,653)	(310,578)	–	0.0(a)
Liberty Latin America Ltd.*	(40,816)	(713,464)	–	0.0(a)

	(82,689)	(2,443,591)	–	0.0(a)

Metals & Mining
AK Steel Holding Corp.*	(59,376)	(175,159)	–	0.0(a)
Compass Minerals International, Inc.	(7,697)	(402,168)	–	0.0(a)
Constellium NV*	(90,816)	(748,324)	–	0.0(a)
Hecla Mining Co.	(212,074)	(572,600)	–	0.0(a)

	(369,963)	(1,898,251)	–	0.0(a)

Multi-Utilities
Dominion Energy, Inc.	(13,658)	(959,338)	–	0.0(a)
NiSource, Inc.	(11,266)	(307,336)	–	0.0(a)
Sempra Energy	(5,758)	(673,571)	–	0.0(a)

	(30,682)	(1,940,245)	–	0.0(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(91,760)	(746,926)	–	0.0(a)
Carrizo Oil & Gas, Inc.*	(53,934)	(662,310)	–	0.0(a)
Centennial Resource Development, Inc.*	(54,747)	(721,018)	–	0.0(a)
Cheniere Energy, Inc.*	(9,933)	(652,101)	–	0.0(a)
Concho Resources, Inc.*	(5,779)	(692,555)	–	0.0(a)
EQT Corp.	(30,735)	(598,410)	–	0.0(a)
Extraction Oil & Gas, Inc.*	(101,759)	(400,930)	–	0.0(a)
Golar LNG Ltd.	(27,495)	(612,314)	–	0.0(a)
Green Plains, Inc.	(46,362)	(658,804)	–	0.0(a)
Matador Resources Co.*	(21,331)	(415,955)	–	0.0(a)
Parsley Energy, Inc.*	(20,801)	(386,483)	–	0.0(a)
SemGroup Corp.	(42,648)	(683,221)	–	0.0(a)
WPX Energy, Inc.*	(38,773)	(475,357)	–	0.0(a)

	(546,057)	(7,706,384)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(8,965)	(421,534)	–	0.0(a)
Catalent, Inc.*	(20,695)	(764,266)	–	0.0(a)
Collegium Pharmaceutical, Inc.*	(29,063)	(465,299)	–	0.0(a)
Cymabay Therapeutics, Inc.*	(64,105)	(557,713)	–	0.0(a)
Intra-Cellular Therapies, Inc.*	(33,691)	(405,640)	–	0.0(a)
Medicines Co. (The)*	(29,478)	(681,237)	–	0.0(a)
MyoKardia, Inc.*	(15,222)	(629,886)	–	0.0(a)
Nektar Therapeutics*	(11,728)	(496,564)	–	0.0(a)
Reata Pharmaceuticals, Inc.*	(11,899)	(949,183)	–	0.0(a)
Revance Therapeutics, Inc.*	(31,443)	(543,021)	–	0.0(a)
Zogenix, Inc.*	(14,318)	(626,412)	–	0.0(a)

	(270,607)	(6,540,755)	–	0.0(a)

Road & Rail
AMERCO	(714)	(258,939)	–	0.0(a)
Avis Budget Group, Inc.*	(28,354)	(755,351)	–	0.0(a)
Heartland Express, Inc.	(34,213)	(684,602)	–	0.0(a)
Hertz Global Holdings, Inc.*	(14,716)	(244,145)	–	0.0(a)

	(77,997)	(1,943,037)	–	0.0(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(36,220)	(884,130)	–	0.0(a)
Brooks Automation, Inc.	(25,330)	(788,523)	–	0.0(a)
Cree, Inc.*	(14,133)	(712,727)	–	0.0(a)
MACOM Technology Solutions Holdings, Inc.*	(43,674)	(787,442)	–	0.0(a)
MaxLinear, Inc.*	(37,001)	(725,960)	–	0.0(a)
Power Integrations, Inc.	(11,014)	(726,924)	–	0.0(a)
Universal Display Corp.	(7,786)	(808,420)	–	0.0(a)

	(175,158)	(5,434,126)	–	0.0(a)

Software
2U, Inc.*	(12,673)	(720,460)	–	0.0(a)
Appian Corp.*	(21,716)	(699,038)	–	0.0(a)
Autodesk, Inc.*	(5,068)	(746,010)	–	0.0(a)
Benefitfocus, Inc.*	(2,292)	(128,237)	–	0.0(a)
Box, Inc.*	(20,566)	(430,241)	–	0.0(a)
Cloudera, Inc.*	(59,551)	(803,939)	–	0.0(a)
Coupa Software, Inc.*	(2,124)	(184,703)	–	0.0(a)
FireEye, Inc.*	(24,465)	(432,541)	–	0.0(a)
ForeScout Technologies, Inc.*	(25,247)	(770,033)	–	0.0(a)
Instructure, Inc.*	(15,414)	(609,315)	–	0.0(a)
Nutanix, Inc.*	(3,220)	(164,961)	–	0.0(a)
Pivotal Software, Inc.*	(37,359)	(690,768)	–	0.0(a)
Q2 Holdings, Inc.*	(3,453)	(205,212)	–	0.0(a)
Trade Desk, Inc. (The)*	(5,637)	(804,287)	–	0.0(a)
Yext, Inc.*	(37,196)	(579,886)	–	0.0(a)

	(275,981)	(7,969,631)	–	0.0(a)

Specialty Retail
At Home Group, Inc.*	(32,164)	(708,895)	–	0.0(a)
CarMax, Inc.*	(6,316)	(371,254)	–	0.0(a)
Floor & Decor Holdings, Inc.*	(23,508)	(806,089)	–	0.0(a)
L Brands, Inc.	(23,339)	(649,758)	–	0.0(a)
Murphy USA, Inc.*	(7,311)	(537,724)	–	0.0(a)
National Vision Holdings, Inc.*	(22,712)	(721,333)	–	0.0(a)

	(115,350)	(3,795,053)	–	0.0(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(42,579)	(543,308)	–	0.0(a)
Cray, Inc.*	(9,504)	(208,518)	–	0.0(a)
Pure Storage, Inc.*	(40,022)	(716,794)	–	0.0(a)

	(92,105)	(1,468,620)	–	0.0(a)

Thrifts & Mortgage Finance
LendingTree, Inc.*	(2,832)	(839,235)	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Trading Companies & Distributors
Herc Holdings, Inc.*	(13,739)	(509,036)	–	0.0(a)
MRC Global, Inc.*	(48,664)	(760,132)	–	0.0(a)
NOW, Inc.*	(52,246)	(706,888)	–	0.0(a)
SiteOne Landscape Supply, Inc.*	(4,338)	(231,215)	–	0.0(a)

	(118,987)	(2,207,271)	–	0.0(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(8,409)	(363,017)	–	0.0(a)

Water Utilities
American Water Works Co., Inc.	(702)	(67,160)	–	0.0(a)
Aqua America, Inc.	(4,465)	(156,498)	–	0.0(a)
California Water Service Group	(4,618)	(228,683)	–	0.0(a)
SJW Group	(10,130)	(607,294)	–	0.0(a)

	(19,915)	(1,059,635)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(5,874,694)	(107,760,916)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(5,497,577)	(88,903,069)	–	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$6,252,148	$27,029	$—	$27,029

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Air Canada*	37,788	853,282	–	0.0(a)

Banks
Canadian Imperial Bank of Commerce	7,967	675,523	–	0.0(a)

Chemicals
Methanex Corp.	14,409	785,178	–	0.0(a)

Food & Staples Retailing
Loblaw Cos. Ltd.	14,916	722,330	–	0.0(a)

IT Services
CGI Group, Inc.*	10,436	689,962	27,029	0.0(a)

Leisure Products
BRP, Inc.	20,051	577,137	–	0.0(a)

Oil, Gas & Consumable Fuels
Enerplus Corp.	86,587	749,263	–	0.0(a)
Imperial Oil Ltd.	27,862	790,514	–	0.0(a)
Inter Pipeline Ltd.	48,560	780,537	–	0.0(a)
Suncor Energy, Inc.	24,928	804,025	–	0.0(a)

	187,937	3,124,339	–	0.0(a)

Paper & Forest Products
Canfor Corp.*	43,170	595,335	–	0.0(a)
Norbord, Inc.	23,843	689,550	–	0.0(a)

	67,013	1,284,885	–	0.0(a)

Real Estate Management & Development
First Capital Realty, Inc.	16,259	253,917	–	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	15,556	526,485	–	0.0(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	11,050	376,000	–	0.0(a)

Total Long Positions of Total Return Basket Swaps	403,382	9,869,038	27,029	0.0(a)

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(151,744)	(229,819)	–	0.0(a)

Capital Markets
Brookfield Asset Management, Inc.	(13,603)	(585,345)	–	0.0(a)

Food Products
Saputo, Inc.	(19,509)	(571,929)	–	0.0(a)

Metals & Mining
First Quantum Minerals Ltd.	(28,685)	(332,051)	–	0.0(a)
Franco-Nevada Corp.	(2,247)	(174,312)	–	0.0(a)

	(30,932)	(506,363)	–	0.0(a)

Multi-Utilities
Algonquin Power & Utilities Corp.	(54,113)	(597,572)	–	0.0(a)
Canadian Utilities Ltd.	(25,340)	(651,459)	–	0.0(a)

	(79,453)	(1,249,031)	–	0.0(a)

Oil, Gas & Consumable Fuels
PrairieSky Royalty Ltd.	(32,842)	(474,403)	–	0.0(a)

Total Short Positions of Total Return Basket Swaps	(328,083)	(3,616,890)	–	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	75,299	6,252,148	27,029	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)		NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/12/2021		$(1,544,339)		$(3,515)	$—	$(3,515)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Pharmaceuticals
Roche Holding AG	2,181	573,303	885	0.0(a)

Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	1,078	308,806	(355)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	3,259	882,109	530	0.0(a)

Short Positions

Common Stocks
Air Freight & Logistics
Panalpina Welttransport Holding AG (Registered)	(4,051)	(712,787)	(1,534)	(0.0)(a)

Construction Materials
LafargeHolcim Ltd. (Registered)*	(13,629)	(640,942)	(1,875)	(0.0)(a)

Household Durables
Forbo Holding AG (Registered)	(259)	(361,122)	(405)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Marine
Kuehne + Nagel International AG (Registered)	(4,267)	(577,031)	(346)	(0.0)(a)

Semiconductors & Semiconductor Equipment ams AG*	(5,020)	(134,566)	115	0.0(a)

Total Short Positions of Total Return Basket Swaps	(27,226)	(2,426,448)	(4,045)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	(23,967)	(1,544,339)	(3,515)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/12/2021	$14,934,240	$10,343	$—	$10,343

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Automobiles
Peugeot SA	20,401	513,196	(292)	(0.0)(a)

Chemicals
Arkema SA	5,417	513,247	(881)	(0.0)(a)
Covestro AG(b)	2,048	113,172	231	0.0(a)

	7,465	626,419	(650)	(0.0)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	15,974	661,071	1,024	0.0(a)
Eiffage SA	6,650	623,013	(528)	(0.0)(a)
HOCHTIEF AG	3,860	577,330	761	0.0(a)
Sacyr SA	216,835	523,442	1,251	0.0(a)

	243,319	2,384,856	2,508	0.0(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	43,942	714,535	835	0.0(a)
Orange SA	40,789	632,654	(890)	(0.0)(a)

	84,731	1,347,189	(55)	(0.0)(a)

Electric Utilities
Enel SpA	41,381	250,103	681	0.0(a)
Red Electrica Corp. SA	32,457	747,986	1,266	0.0(a)
Terna Rete Elettrica Nazionale SpA	132,860	818,825	1,896	0.0(a)

	206,698	1,816,914	3,843	0.0(a)

Electrical Equipment
Schneider Electric SE	8,443	600,480	548	0.0(a)
Signify NV(b)	25,183	623,857	(769)	(0.0)(a)

	33,626	1,224,337	(221)	(0.0)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	29,888	787,433	(77)	(0.0)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	15,648	616,924	1,512	0.0(a)

Independent Power and Renewable Electricity Producers
ERG SpA	32,917	644,921	648	0.0(a)
Uniper SE	22,222	644,366	1,615	0.0(a)

	55,139	1,289,287	2,263	0.0(a)

Industrial Conglomerates
Rheinmetall AG	5,954	618,444	1,146	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
Aegon NV	106,925	550,850	2,314	0.0(a)
Ageas	13,688	636,443	665	0.0(a)
ASR Nederland NV	13,410	565,609	(158)	(0.0)(a)
NN Group NV	16,015	676,271	(501)	(0.0)(a)
UnipolSai Assicurazioni SpA	270,564	675,378	259	0.0(a)

	420,602	3,104,551	2,579	0.0(a)

IT Services
Amadeus IT Group SA	6,835	497,030	405	0.0(a)
Capgemini SE	4,447	491,106	19	0.0(a)

	11,282	988,136	424	0.0(a)

Machinery
Fincantieri SpA	486,322	562,876	666	0.0(a)

Media
Eutelsat Communications SA	23,986	508,664	758	0.0(a)
Mediaset Espana Comunicacion SA	86,706	610,897	548	0.0(a)
ProSiebenSat.1 Media SE	24,080	429,842	(951)	(0.0)(a)

	134,772	1,549,403	355	0.0(a)

Multi-Utilities
A2A SpA	381,183	695,517	924	0.0(a)
Engie SA	43,685	700,329	1,053	0.0(a)

	424,868	1,395,846	1,977	0.0(a)

Oil, Gas & Consumable Fuels
Enagas SA	24,865	724,764	1,014	0.0(a)
Eni SpA	39,236	665,279	349	0.0(a)
Neste OYJ	7,257	664,888	(784)	(0.0)(a)
OMV AG	15,312	761,355	722	0.0(a)
Repsol SA	34,760	610,144	220	0.0(a)
TOTAL SA	9,581	525,242	(927)	(0.0)(a)

	131,011	3,951,672	594	0.0(a)

Paper & Forest Products
Stora Enso OYJ	41,059	552,339	2,719	0.0(a)
UPM-Kymmene OYJ	18,450	535,820	2,383	0.0(a)

	59,509	1,088,159	5,102	0.0(a)

Pharmaceuticals
Bayer AG (Registered)	6,008	455,381	140	0.0(a)
Merck KGaA	5,977	627,580	1,056	0.0(a)
UCB SA	6,937	601,113	524	0.0(a)

	18,922	1,684,074	1,720	0.0(a)

Real Estate Management & Development
LEG Immobilien AG	5,287	621,072	793	0.0(a)
TAG Immobilien AG	26,443	668,315	1,238	0.0(a)

	31,730	1,289,387	2,031	0.0(a)

Semiconductors & Semiconductor Equipment
ASM International NV*	13,772	667,154	(2,004)	(0.0)(a)
BE Semiconductor Industries NV	25,471	660,590	(187)	(0.0)(a)
Siltronic AG	5,819	578,113	787	0.0(a)

	45,062	1,905,857	(1,404)	(0.0)(a)

Software
Software AG	12,319	447,567	587	0.0(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	1,641	692,786	(678)	(0.0)(a)
Kering SA	1,356	680,065	1,031	0.0(a)

	2,997	1,372,851	353	0.0(a)

Thrifts & Mortgage Finance
Aareal Bank AG	15,906	514,346	937	0.0(a)

Total Long Positions of Total Return Basket Swaps	2,498,171	31,079,724	25,898	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Air Freight & Logistics
bpost SA	(42,168)	(386,572)	(689)	(0.0)(a)
Deutsche Post AG (Registered)	(16,804)	(496,325)	(861)	(0.0)(a)

	(58,972)	(882,897)	(1,550)	(0.0)(a)

Auto Components
Brembo SpA	(13,545)	(154,723)	(153)	(0.0)(a)

Automobiles
Daimler AG (Registered)	(9,472)	(561,111)	(1,032)	(0.0)(a)

Banks
Banco Espirito Santo SA (Registered)*‡	(35,937)	–	–	0.0(a)
Bankia SA	(164,945)	(480,811)	(1,269)	(0.0)(a)

	(200,882)	(480,811)	(1,269)	(0.0)(a)

Beverages
Anheuser-Busch InBev SA/NV	(6,569)	(501,894)	(1,061)	(0.0)(a)

Capital Markets
Banca Generali SpA	(24,794)	(584,914)	(302)	(0.0)(a)

Chemicals
K+S AG (Registered)	(27,719)	(539,820)	(1,093)	(0.0)(a)
OCI NV*	(17,787)	(376,153)	82	0.0(a)

	(45,506)	(915,973)	(1,011)	(0.0)(a)

Diversified Financial Services
Wendel SA	(838)	(102,115)	37	0.0(a)

Diversified Telecommunication Services
Iliad SA	(1,240)	(141,971)	102	0.0(a)
United Internet AG (Registered)	(11,458)	(454,610)	(969)	(0.0)(a)

	(12,698)	(596,581)	(867)	(0.0)(a)

Energy Equipment & Services
CGG SA*	(213,439)	(401,121)	24	0.0(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(44,412)	(629,415)	(598)	(0.0)(a)

Food Products
Glanbia plc	(30,901)	(590,503)	164	0.0(a)
Kerry Group plc	(6,117)	(624,598)	287	0.0(a)

	(37,018)	(1,215,101)	451	0.0(a)

Health Care Providers & Services
Orpea	(4,844)	(480,204)	499	0.0(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(27,869)	(392,298)	58	0.0(a)
Paddy Power Betfair plc	(3,384)	(276,749)	–	0.0(a)
Sodexo SA	(5,865)	(610,554)	336	0.0(a)

	(37,118)	(1,279,601)	394	0.0(a)

Household Durables
Neinor Homes SA*(b)	(14,211)	(203,733)	(84)	(0.0)(a)

Internet & Direct Marketing Retail
Rocket Internet SE*(b)	(26,736)	(674,784)	(928)	(0.0)(a)
Zalando SE*(b)	(3,377)	(103,044)	(33)	(0.0)(a)

	(30,113)	(777,828)	(961)	(0.0)(a)

IT Services
Bechtle AG	(5,856)	(465,962)	(1,125)	(0.0)(a)
Indra Sistemas SA*	(55,934)	(575,504)	(586)	(0.0)(a)

	(61,790)	(1,041,466)	(1,711)	(0.0)(a)

Life Sciences Tools & Services
MorphoSys AG*	(2,580)	(279,121)	(646)	(0.0)(a)

Machinery
ANDRITZ AG	(12,297)	(607,079)	(160)	(0.0)(a)
GEA Group AG	(4,490)	(123,702)	(257)	(0.0)(a)
Wartsila OYJ Abp	(29,345)	(479,165)	(1,371)	(0.0)(a)

	(46,132)	(1,209,946)	(1,788)	(0.0)(a)

Media
Altice Europe NV*	(282,160)	(575,563)	114	0.0(a)
Telenet Group Holding NV	(8,925)	(413,142)	(230)	(0.0)(a)

	(291,085)	(988,705)	(116)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Metals & Mining
Bekaert SA	(24,076)	(648,466)	(1,419)	(0.0)(a)
thyssenkrupp AG*	(13,601)	(241,719)	(886)	(0.0)(a)

	(37,677)	(890,185)	(2,305)	(0.0)(a)

Multi-Utilities
Suez	(39,165)	(501,404)	–	0.0(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(5,294)	(406,568)	328	0.0(a)

Technology Hardware, Storage & Peripherals
S&T AG*	(28,582)	(653,279)	(1,924)	(0.0)(a)

Transportation Infrastructure
Getlink SE	(27,815)	(406,788)	90	0.0(a)

Total Short Positions of Total Return Basket Swaps	(1,294,551)	(16,145,484)	(15,555)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,203,620	14,934,240	10,343	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/12/2021	$20,778,299	$71,142	$—	$71,142

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Air Freight & Logistics
SG Holdings Co. Ltd.*	26,000	697,924	1,647	0.0(a)

Auto Components
Keihin Corp.	39,900	714,269	2,900	0.0(a)
TS Tech Co. Ltd.	11,500	345,998	1,817	0.0(a)

	51,400	1,060,267	4,717	0.0(a)

Banks
Resona Holdings, Inc.	122,900	620,963	511	0.0(a)

Beverages
Kirin Holdings Co. Ltd.	28,300	675,631	2,718	0.0(a)

Chemicals
Asahi Kasei Corp.	63,700	698,943	1,854	0.0(a)
Daicel Corp.	69,500	728,939	1,557	0.0(a)
Denka Co. Ltd.	24,700	794,556	3,158	0.0(a)
KH Neochem Co. Ltd.	33,700	793,008	3,762	0.0(a)
Mitsubishi Gas Chemical Co., Inc.	19,300	305,261	1,387	0.0(a)
Sumitomo Chemical Co. Ltd.	145,200	757,448	2,955	0.0(a)
Teijin Ltd.	39,200	677,489	1,633	0.0(a)
Tokuyama Corp.	27,700	646,499	2,602	0.0(a)
Zeon Corp.	68,000	699,135	3,684	0.0(a)

	491,000	6,101,278	22,592	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Construction & Engineering
COMSYS Holdings Corp.*	28,500	744,517	2,745	0.0(a)
Hazama Ando Corp.	108,200	716,650	1,442	0.0(a)
Kyowa Exeo Corp.	29,800	732,432	1,966	0.0(a)
Maeda Corp.*	76,100	751,797	1,452	0.0(a)
Sumitomo Mitsui Construction Co. Ltd.*	113,100	722,250	1,650	0.0(a)
Taisei Corp.	15,100	710,944	2,557	0.0(a)

	370,800	4,378,590	11,812	0.0(a)

Construction Materials
Taiheiyo Cement Corp.	20,800	714,142	3,782	0.0(a)

Consumer Finance
Hitachi Capital Corp.	32,500	740,691	2,224	0.0(a)

Containers & Packaging
Rengo Co. Ltd.*	90,400	791,341	2,908	0.0(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	145,200	743,264	2,101	0.0(a)
ORIX Corp.	41,600	627,487	1,148	0.0(a)

	186,800	1,370,751	3,249	0.0(a)

Electric Utilities
Chubu Electric Power Co., Inc.	46,500	736,028	1,975	0.0(a)
Kansai Electric Power Co., Inc. (The)	18,400	280,076	676	0.0(a)

	64,900	1,016,104	2,651	0.0(a)

Electrical Equipment
Fuji Electric Co. Ltd.	24,200	747,900	3,627	0.0(a)

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.*	63,400	826,267	3,245	0.0(a)
Maruwa Co. Ltd.	14,600	858,930	6,454	0.0(a)

	78,000	1,685,197	9,699	0.0(a)

Entertainment
Capcom Co. Ltd.	36,700	789,975	4,930	0.0(a)
GungHo Online Entertainment, Inc.	383,000	904,317	659	0.0(a)

	419,700	1,694,292	5,589	0.0(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	8,800	271,852	1,206	0.0(a)
Seven & i Holdings Co. Ltd.	13,800	600,893	497	0.0(a)

	22,600	872,745	1,703	0.0(a)

Food Products
Fuji Oil Holdings, Inc.	23,200	732,003	380	0.0(a)

Health Care Equipment & Supplies
Hoya Corp.	12,500	725,467	2,722	0.0(a)

Health Care Providers & Services
Alfresa Holdings Corp.	27,200	749,669	1,279	0.0(a)
Ship Healthcare Holdings, Inc.*	18,100	684,572	2,446	0.0(a)
Suzuken Co. Ltd.	12,900	677,322	2,271	0.0(a)

	58,200	2,111,563	5,996	0.0(a)

Hotels, Restaurants & Leisure
Round One Corp.	67,200	764,581	2,046	0.0(a)

Household Durables
Nikon Corp.	47,800	817,305	(682)	(0.0)(a)
Sony Corp.	14,700	736,572	(1,228)	(0.0)(a)

	62,500	1,553,877	(1,910)	(0.0)(a)

IT Services
NET One Systems Co. Ltd.	40,500	848,806	7,016	0.0(a)
Nihon Unisys Ltd.	27,900	666,921	2,751	0.0(a)
TIS, Inc.*	17,900	805,760	3,814	0.0(a)

	86,300	2,321,487	13,581	0.0(a)

Leisure Products
Sankyo Co. Ltd.	16,200	627,848	1,711	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
DMG Mori Co. Ltd.	63,800	868,482	6,881	0.0(a)
Fuji Corp.	60,600	790,940	2,598	0.0(a)
Hitachi Construction Machinery Co. Ltd.	31,500	799,999	5,305	0.0(a)
IHI Corp.	27,200	861,468	3,704	0.0(a)
OKUMA Corp.	15,400	796,502	3,351	0.0(a)
Takeuchi Manufacturing Co. Ltd.*	46,800	852,588	7,460	0.0(a)

	245,300	4,969,979	29,299	0.0(a)

Media
Fuji Media Holdings, Inc.*	51,600	763,439	1,697	0.0(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	114,400	624,868	1,641	0.0(a)

Paper & Forest Products
Oji Holdings Corp.	135,600	785,204	2,166	0.0(a)

Pharmaceuticals
Astellas Pharma, Inc.	55,000	816,103	3,410	0.0(a)
Kaken Pharmaceutical Co. Ltd.	5,000	236,207	724	0.0(a)
Sumitomo Dainippon Pharma Co. Ltd.	18,800	442,626	3,198	0.0(a)
Taisho Pharmaceutical Holdings Co. Ltd.	7,000	710,984	3,433	0.0(a)

	85,800	2,205,920	10,765	0.0(a)

Road & Rail
Sankyu, Inc.	15,500	755,555	1,367	0.0(a)
Seino Holdings Co. Ltd.	46,500	642,854	2,504	0.0(a)

	62,000	1,398,409	3,871	0.0(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	48,900	825,234	2,790	0.0(a)
FUJIFILM Holdings Corp.	17,200	739,018	2,382	0.0(a)

	66,100	1,564,252	5,172	0.0(a)

Trading Companies & Distributors
ITOCHU Corp.	41,000	752,112	2,500	0.0(a)
Kanamoto Co. Ltd.	23,100	641,826	3,488	0.0(a)
Marubeni Corp.	85,500	666,438	1,905	0.0(a)
Mitsubishi Corp.	23,800	697,536	2,491	0.0(a)
Mitsui & Co. Ltd.	39,900	651,883	2,603	0.0(a)
Sojitz Corp.	192,400	739,728	1,392	0.0(a)

	405,700	4,149,523	14,379	0.0(a)

Wireless Telecommunication Services
KDDI Corp.	26,000	649,600	(370)	(0.0)(a)

Total Long Positions of Total Return Basket Swaps	3,548,900	49,115,836	172,575	0.0(a)

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(41,100)	(577,765)	(1,214)	(0.0)(a)

Banks
Chiba Bank Ltd. (The)	(93,100)	(566,711)	(888)	(0.0)(a)
Japan Post Bank Co. Ltd.	(52,500)	(611,040)	(368)	(0.0)(a)

	(145,600)	(1,177,751)	(1,256)	(0.0)(a)

Building Products
TOTO Ltd.	(13,900)	(539,798)	(1,919)	(0.0)(a)

Chemicals
Hitachi Chemical Co. Ltd.	(33,700)	(555,870)	(2,686)	(0.0)(a)
JSR Corp.	(31,900)	(515,773)	(1,507)	(0.0)(a)

	(65,600)	(1,071,643)	(4,193)	(0.0)(a)

Commercial Services & Supplies
Park24 Co. Ltd.	(18,900)	(451,006)	(1,085)	(0.0)(a)
Sohgo Security Services Co. Ltd.	(11,900)	(519,431)	(1,588)	(0.0)(a)

	(30,800)	(970,437)	(2,673)	(0.0)(a)

Construction & Engineering
Chiyoda Corp.*	(154,500)	(469,414)	(1,340)	(0.0)(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.	(13,900)	(616,730)	(1,647)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Consumer Finance
Aiful Corp.*	(134,900)	(345,156)	(862)	(0.0)(a)

Containers & Packaging
FP Corp.	(9,400)	(534,034)	(1,576)	(0.0)(a)

Electrical Equipment
Fujikura Ltd.*	(139,500)	(612,352)	(2,740)	(0.0)(a)
GS Yuasa Corp.*	(25,600)	(534,354)	(1,789)	(0.0)(a)
Mabuchi Motor Co. Ltd.	(18,100)	(634,859)	(1,754)	(0.0)(a)

	(183,200)	(1,781,565)	(6,283)	(0.0)(a)

Electronic Equipment, Instruments & Components
Hitachi High-Technologies Corp.	(16,400)	(592,698)	(2,493)	(0.0)(a)
Yaskawa Electric Corp.	(19,100)	(540,584)	(4,013)	(0.0)(a)

	(35,500)	(1,133,282)	(6,506)	(0.0)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(6,000)	(122,113)	(461)	(0.0)(a)
Cosmos Pharmaceutical Corp.	(3,000)	(574,341)	(918)	(0.0)(a)

	(9,000)	(696,454)	(1,379)	(0.0)(a)

Food Products
Calbee, Inc.*	(17,800)	(573,196)	(2,877)	(0.0)(a)
Kewpie Corp.	(6,800)	(154,549)	(663)	(0.0)(a)

	(24,600)	(727,745)	(3,540)	(0.0)(a)

Health Care Providers & Services
Japan Lifeline Co. Ltd.*	(49,800)	(757,923)	(4,008)	(0.0)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(5,600)	(211,760)	(716)	(0.0)(a)
Kyoritsu Maintenance Co. Ltd.	(3,700)	(168,998)	(685)	(0.0)(a)
Toridoll Holdings Corp.*	(30,500)	(556,855)	(2,437)	(0.0)(a)

	(39,800)	(937,613)	(3,838)	(0.0)(a)

Household Durables
Fujitsu General Ltd.	(39,800)	(512,161)	(1,713)	(0.0)(a)

Industrial Conglomerates
Toshiba Corp.	(18,000)	(570,001)	(2,363)	(0.0)(a)

Interactive Media & Services
LINE Corp.*	(12,100)	(435,693)	(15,234)	(0.0)(a)

IT Services
Itochu Techno-Solutions Corp.	(30,100)	(627,790)	(2,715)	(0.0)(a)

Machinery
Daifuku Co. Ltd.	(12,000)	(603,072)	(3,760)	(0.0)(a)
Kawasaki Heavy Industries Ltd.	(22,700)	(571,896)	(1,921)	(0.0)(a)
Kurita Water Industries Ltd.	(21,900)	(556,770)	(1,856)	(0.0)(a)
MISUMI Group, Inc.	(25,300)	(579,093)	(3,064)	(0.0)(a)
Mitsui E&S Holdings Co. Ltd.*	(63,800)	(719,958)	(3,618)	(0.0)(a)
Miura Co. Ltd.	(19,400)	(483,953)	(3,072)	(0.0)(a)
Nabtesco Corp.	(23,800)	(629,675)	(3,238)	(0.0)(a)
NGK Insulators Ltd.	(37,600)	(578,227)	(1,757)	(0.0)(a)

	(226,500)	(4,722,644)	(22,286)	(0.0)(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(50,900)	(664,203)	(1,113)	(0.0)(a)
Nippon Yusen KK	(34,400)	(575,927)	(1,778)	(0.0)(a)

	(85,300)	(1,240,130)	(2,891)	(0.0)(a)

Metals & Mining
Daido Steel Co. Ltd.	(15,700)	(656,293)	(1,916)	(0.0)(a)
Hitachi Metals Ltd.	(49,200)	(553,501)	(2,894)	(0.0)(a)
Mitsubishi Materials Corp.	(19,500)	(558,199)	(1,440)	(0.0)(a)
UACJ Corp.*	(16,100)	(347,225)	124	0.0(a)

	(100,500)	(2,115,218)	(6,126)	(0.0)(a)

Multiline Retail
Marui Group Co. Ltd.	(5,600)	(113,708)	(294)	(0.0)(a)
Takashimaya Co. Ltd.	(40,300)	(547,671)	(1,582)	(0.0)(a)

	(45,900)	(661,379)	(1,876)	(0.0)(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.*	(32,000)	(627,462)	(1,416)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Personal Products
Kose Corp.		(3,800)	(557,830)	3	0.0(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.		(9,200)	(584,665)	(1,878)	(0.0)(a)
Ono Pharmaceutical Co. Ltd.		(21,300)	(465,321)	(1,776)	(0.0)(a)

		(30,500)	(1,049,986)	(3,654)	(0.0)(a)

Professional Services
Persol Holdings Co. Ltd.		(26,600)	(473,634)	(1,586)	(0.0)(a)

Road & Rail
Keikyu Corp.		(36,000)	(613,155)	(1,395)	(0.0)(a)
Odakyu Electric Railway Co. Ltd.		(6,500)	(146,062)	(159)	(0.0)(a)
Tobu Railway Co. Ltd.*		(20,100)	(567,671)	(1,162)	(0.0)(a)

		(62,600)	(1,326,888)	(2,716)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*		(30,600)	(176,424)	(845)	(0.0)(a)
Rohm Co. Ltd.		(6,200)	(437,594)	(2,725)	(0.0)(a)

		(36,800)	(614,018)	(3,570)	(0.0)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.		(29,900)	(465,393)	8,944	0.0(a)

Total Short Positions of Total Return Basket Swaps		(1,732,000)	(28,337,537)	(101,433)	0.0(a)

Total of Long and Short Positions of Total Return Basket Swaps		1,816,900	20,778,299	71,142	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$(2,959,208)	$(13,205)	$—	$(13,205)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.		55,480	100,119	104	0.0(a)

Metals & Mining
BlueScope Steel Ltd.		1,648	15,057	142	0.0(a)
Evolution Mining Ltd.		256,835	749,769	1,129	0.0(a)
OZ Minerals Ltd.		64,971	462,951	2,011	0.0(a)
Regis Resources Ltd.		40,365	152,760	186	0.0(a)

		363,819	1,380,537	3,468	0.0(a)

Total Long Positions of Total Return Basket Swaps		419,299	1,480,656	3,572	0.0(a)

Short Positions

Common Stocks
Chemicals
Orica Ltd.		(49,428)	(617,041)	(855)	(0.0)(a)

Construction Materials
Boral Ltd.		(132,483)	(479,284)	(2,589)	(0.0)(a)

Diversified Financial Services
Challenger Ltd.		(73,602)	(388,464)	(1,115)	(0.0)(a)

Food Products
Costa Group Holdings Ltd.		(118,964)	(480,739)	(2,532)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(17,407)	(577,313)	(1,595)	(0.0)(a)
IT Services
NEXTDC Ltd.*	(123,479)	(617,939)	(3,105)	(0.0)(a)
Metals & Mining
Mineral Resources Ltd.	(57,815)	(668,599)	(3,752)	(0.0)(a)
Transportation Infrastructure
Qube Holdings Ltd.	(311,580)	(610,485)	(1,234)	(0.0)(a)
Total Short Positions of Total Return Basket Swaps	(884,758)	(4,439,864)	(16,777)	0.0(a)
Total of Long and Short Positions of Total Return Basket Swaps	(465,459)	(2,959,208)	(13,205)	0.0(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE

BA	2.13%
BBR	2.01
BBSW	2.01
CDOR	2.13
CHF LIBOR	(0.79)
EURIBOR	(0.37)
EUR LIBOR	(0.42)
GBP LIBOR	0.73
JPY LIBOR	(0.09)
USD LIBOR	2.51

Summary of total swap contracts outstanding as of January 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swap contracts outstanding	—	2,379
Total return basket swaps contracts outstanding	—	133,632
Total OTC swap contracts outstanding	—	136,011

Liabilities
Total return basket swaps contracts outstanding	—	(146,366)

Abbreviations
AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
CAD	Canadian Dollar
CDOR	Canada Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(1)	Notional value represents market value, as of January 31, 2019 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended, Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

 The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Airlines	$–	$424,275	$–	$424,275
Chemicals	2,696,958	347,966	–	3,044,924
Diversified Consumer Services	1,474,687	1,354,405	–	2,829,092
Food & Staples Retailing	1,301,885	841,247	–	2,143,132
Food Products	1,847,350	1,899,414	–	3,746,764
Health Care Providers & Services	3,201,851	958,072	–	4,159,923
Household Durables	462,119	1,888,181	–	2,350,300
Industrial Conglomerates	–	1,533,211	–	1,533,211
Leisure Products	–	3,387,863	–	3,387,863
Media	11,928,361	540,464	–	12,468,825
Metals & Mining	2,291,072	998,436	–	3,289,508
Pharmaceuticals	5,229,035	1,800,840	–	7,029,875
Software	16,452,919	2,697,262	–	19,150,181
Specialty Retail	4,885,118	889,553	–	5,774,671
Trading Companies & Distributors	314,400	1,604,147	–	1,918,547
Other Common Stocks	143,200,663	–	–	143,200,663

Total Common Stocks	195,286,418	21,165,336	–	216,451,754

Convertible Preferred Stocks
Banks	951,667	–	–	951,667
Equity Real Estate Investment Trusts (REITs)	287,742	–	–	287,742
Health Care Equipment & Supplies	553,500	–	–	553,500
Machinery	450,213	–	–	450,213
Multi-Utilities	1,223,836	–	–	1,223,836

Total Convertible Preferred Stocks	3,466,958	–	–	3,466,958

Debt Securities
Convertible Bonds
Other Convertible Bonds	–	31,954,983	–	31,954,983
Short-Term Investments
Investment Companies	166,267,582	–	–	166,267,582

Total Investments in Securities	$365,020,958	$53,120,319	$–	$418,141,277

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$1,958,281	$–	$1,958,281
Futures Contracts	4,679,634	9,814	–	4,689,448
Swaps	–	133,632	2,379	136,011

Total Appreciation in Other Financial Instruments	$4,679,634	$2,101,727	$2,379	$6,783,740

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(604,709)	$–	$(604,709)
Futures Contracts	(6,023,488)	(663,479)	–	(6,686,967)
Swaps	–	(146,366)	–	(146,366)

Total Depreciation in Other Financial Instruments	$(6,023,488)	$(1,414,554)	$–	$(7,438,042)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 101.2%
Argentina — 0.2%
Banco Macro SA, ADR	47	2,741

Brazil — 7.2%
B3 SA - Brasil Bolsa Balcao*	1,230	10,610
Banco do Brasil SA*	1,371	19,493
Banco Santander Brasil SA	953	12,556
Cia Brasileira de Distribuicao (Preference)*	219	5,836
Cia Paranaense de Energia (Preference)	338	3,273
Estacio Participacoes SA	1,328	11,323
IRB Brasil Resseguros SA	376	8,782
Kroton Educacional SA	1,605	5,028
MRV Engenharia e Participacoes SA	1,613	6,634
SLC Agricola SA	380	4,619
Vale SA, ADR	1,290	16,042

		104,196

China — 35.9%
Alibaba Group Holding Ltd., ADR*	380	64,044
Anhui Conch Cement Co. Ltd., Class H	1,447	7,888
Anhui Jinhe Industrial Co. Ltd., Class A	876	2,153
Anhui Kouzi Distillery Co. Ltd., Class A	215	1,323
ANTA Sports Products Ltd.	1,117	5,778
Baidu, Inc., ADR*	89	15,346
Bank of Nanjing Co. Ltd., Class A	1,375	1,438
Baoshan Iron & Steel Co. Ltd., Class A	3,868	4,071
Beijing Enterprises Holdings Ltd.	552	3,138
China Conch Venture Holdings Ltd.	2,192	7,331
China Construction Bank Corp., Class H	41,309	37,211
China Maple Leaf Educational Systems Ltd.	5,124	2,212
China Merchants Bank Co. Ltd., Class H	5,112	22,536
China Overseas Land & Investment Ltd.	2,090	7,884
China Petroleum & Chemical Corp., Class H	22,624	18,918
China Railway Construction Corp. Ltd., Class H	5,628	7,816
China Railway Group Ltd., Class H	10,969	10,272
China Resources Cement Holdings Ltd.	6,914	7,022
China Shenhua Energy Co. Ltd., Class H	1,986	5,053
China Vanke Co. Ltd., Class H	4,563	18,504
Chongqing Department Store Co. Ltd., Class A	303	1,248
CNOOC Ltd.	9,106	15,220
Country Garden Holdings Co. Ltd.	7,867	11,183
Daqin Railway Co. Ltd., Class A	1,167	1,492
ENN Energy Holdings Ltd.	474	4,537
Geely Automobile Holdings Ltd.	3,032	5,159
Grandblue Environment Co. Ltd., Class A	719	1,492
Huayu Automotive Systems Co. Ltd., Class A	415	1,256
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	262	1,310
Industrial & Commercial Bank of China Ltd., Class H	45,523	35,377
Kunlun Energy Co. Ltd.	3,522	3,763
Nexteer Automotive Group Ltd.	1,899	2,875
PetroChina Co. Ltd., Class H	18,470	11,921
Ping An Bank Co. Ltd., Class A	2,811	4,690
Ping An Insurance Group Co. of China Ltd., Class H	1,822	17,738
Postal Savings Bank of China Co. Ltd., Class H(a)	18,292	10,294
Sany Heavy Industry Co. Ltd., Class A	1,752	2,397
Shanghai International Airport Co. Ltd., Class A	171	1,266
Shenzhen Expressway Co. Ltd., Class H	4,260	4,834
Sinopec Shanghai Petrochemical Co. Ltd., Class A	5,740	4,427
Sinotruk Hong Kong Ltd.	1,780	3,297
STO Express Co. Ltd., Class A	558	1,585
Tencent Holdings Ltd.	1,825	81,248
Tingyi Cayman Islands Holding Corp.	2,732	3,805
Uni-President China Holdings Ltd.	6,283	5,594
Wangfujing Group Co. Ltd., Class A	517	1,113
Want Want China Holdings Ltd.	9,311	7,546
Weichai Power Co. Ltd., Class H	3,604	4,864
Weifu High-Technology Group Co. Ltd., Class A	463	1,310
Wuliangye Yibin Co. Ltd., Class A	147	1,328
XCMG Construction Machinery Co. Ltd., Class A	2,515	1,228
Yanzhou Coal Mining Co. Ltd., Class H	4,540	4,174
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)	755	3,076
Zhejiang Juhua Co. Ltd., Class A	1,385	1,477
Zhongsheng Group Holdings Ltd.	1,446	2,604
Zijin Mining Group Co. Ltd., Class H	11,802	4,429

		521,095

Hungary — 1.9%
MOL Hungarian Oil & Gas plc	722	8,659
OTP Bank Nyrt.	448	18,498

		27,157

India — 5.2%
Graphite India Ltd.	310	2,474
HCL Technologies Ltd.	1,145	16,215

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
India — continued
HDFC Bank Ltd., ADR	136		13,316
HEG Ltd.	52		1,754
Housing Development Finance Corp. Ltd.	785		21,272
NIIT Technologies Ltd.	419		7,751
Oil & Natural Gas Corp. Ltd.	1,984		3,948
Tech Mahindra Ltd.	495		5,112
WNS Holdings Ltd., ADR*	83		4,067

			75,909

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk. PT	48,258		13,377

Mexico — 3.2%
Alfa SAB de CV, Class A	3,886		4,903
Grupo Aeroportuario del Centro Norte SAB de CV	817		4,563
Grupo Financiero Banorte SAB de CV, Class O	3,372		18,756
Mexichem SAB de CV	1,628		4,360
Wal-Mart de Mexico SAB de CV	5,559		14,603

			47,185

Poland — 0.8%
Polski Koncern Naftowy ORLEN SA	431		12,150

Russia — 7.4%
Alrosa PJSC	7,488		11,307
LUKOIL PJSC, ADR	313		25,173
Magnitogorsk Iron & Steel Works PJSC	3,922		2,600
MMC Norilsk Nickel PJSC, ADR	844		17,577
Novolipetsk Steel PJSC, GDR(a)	134		3,151
RusHydro PJSC	253,550		1,991
Sberbank of Russia PJSC, ADR	1,325		18,019
Sberbank of Russia PJSC, ADR	593		8,054
Severstal PJSC, GDR(a)	268		4,088
Surgutneftegas PJSC (Preference)	12,131		7,513
Tatneft PJSC, ADR	99		7,257
Tatneft PJSC, ADR	—	(b)	2

			106,732

South Africa — 3.1%
AngloGold Ashanti Ltd.	418		5,894
Nedbank Group Ltd.	699		15,128
Sasol Ltd.	542		16,408
SPAR Group Ltd. (The)	470		7,097

			44,527

South Korea — 16.2%
Cheil Worldwide, Inc.	118		2,496
Daelim Industrial Co. Ltd.*	100		9,634
Doosan Bobcat, Inc.*	96		2,876
Doosan Infracore Co. Ltd.*	524		4,099
GS Engineering & Construction Corp.	191		8,081
GS Retail Co. Ltd.	83		2,676
Hana Financial Group, Inc.	423		15,213
Hyundai Marine & Fire Insurance Co. Ltd.*	120		4,019
Industrial Bank of Korea	877		11,230
Kangwon Land, Inc.*	103		3,143
KT Corp.	42		1,182
KT&G Corp.	174		15,532
Kumho Petrochemical Co. Ltd.*	52		4,229
LG Corp.*	62		4,370
LG Uplus Corp.	659		8,957
Samsung Electronics Co. Ltd.	1,401		58,412
Samsung SDI Co. Ltd.	36		7,192
Samsung SDS Co. Ltd.	40		8,056
Shinhan Financial Group Co. Ltd.	493		19,056
SK Holdings Co. Ltd.	49		11,628
SK Innovation Co. Ltd.	59		10,038
SK Telecom Co. Ltd.	26		6,133
Woori Bank‡	1,204		16,019

			234,271

Taiwan — 11.9%
AU Optronics Corp.	10,634		4,168
Chailease Holding Co. Ltd.	2,415		9,020
Chilisin Electronics Corp.*	596		1,646
Chipbond Technology Corp.	2,824		6,275
CTBC Financial Holding Co. Ltd.	27,696		18,859
E.Sun Financial Holding Co. Ltd.	10,446		7,322
Far Eastern New Century Corp.	4,567		4,483
FLEXium Interconnect, Inc.	1,415		3,531
Globalwafers Co. Ltd.	679		6,714
Merry Electronics Co. Ltd.	1,040		5,456
Novatek Microelectronics Corp.	1,632		8,574
President Chain Store Corp.	1,313		13,946
Sino-American Silicon Products, Inc.*	2,923		6,431
Taishin Financial Holding Co. Ltd.	12,536		5,591
Taiwan Cement Corp.	3,722		4,613
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	802		30,183
TCI Co. Ltd.	181		2,660
Uni-President Enterprises Corp.	4,397		10,420
Walsin Lihwa Corp.	6,749		3,915
Yageo Corp.	279		3,053
Yuanta Financial Holding Co. Ltd.	19,867		11,116
Zhen Ding Technology Holding Ltd.	1,838		4,830

			172,806

Thailand — 4.5%
Indorama Ventures PCL	3,327		5,131
Kiatnakin Bank PCL	1,334		2,931
Krung Thai Bank PCL	13,595		8,634
PTT Exploration & Production PCL	3,495		13,805
PTT Global Chemical PCL	5,411		11,778
PTT PCL	10,676		16,764
Quality Houses PCL	30,648		2,910
Tisco Financial Group PCL	1,194		3,171

			65,124

Turkey — 2.2%
Eregli Demir ve Celik Fabrikalari TAS	3,286		5,397
Ford Otomotiv Sanayi A/S	257		2,980
Petkim Petrokimya Holding A/S	6,960		7,776
Tekfen Holding A/S	1,010		4,816
Turk Hava Yollari AO*	2,303		6,861

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Turkey — continued
Turkiye Sise ve Cam Fabrikalari A/S	3,204		4,216

			32,046

United Kingdom — 0.6%
Mondi Ltd.	366		9,090

Vietnam — 0.0%(c)
Hoa Phat Group JSC*	—	(b)	—	(b)

TOTAL COMMON STOCKS (Cost $1,312,857)			1,468,406

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e)(Cost $1,022)	1,022		1,022

Total Investments — 101.3% (Cost $1,313,879)			1,469,428
Liabilities in Excess of Other Assets — (1.3)%			(19,244)

Net Assets — 100.0%			1,450,184

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.5%
Oil, Gas & Consumable Fuels	11.2
Interactive Media & Services	6.6
Metals & Mining	5.1
Internet & Direct Marketing Retail	4.3
Technology Hardware, Storage & Peripherals	4.0
Semiconductors & Semiconductor Equipment	4.0
Chemicals	3.9
Food & Staples Retailing	3.0
Construction & Engineering	2.8
Real Estate Management & Development	2.7
IT Services	2.3
Food Products	2.2
Insurance	2.1
Electronic Equipment, Instruments & Components	2.0
Industrial Conglomerates	2.0
Machinery	1.8
Capital Markets	1.5
Thrifts & Mortgage Finance	1.4
Construction Materials	1.3
Diversified Consumer Services	1.3
Tobacco	1.0
Others (each less than 1.0%)	8.9
Short-Term Investments	0.1

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	805	03/2019	USD	42,814	2,099

					2,099

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,170	HKD	48,408	TD Bank Financial Group	2/8/2019	—	(a)

Net unrealized depreciation						—	(a)

Abbreviations

HKD	Hong Kong Dollar
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$79,390	$441,705		$—	$521,095
Hungary	—	27,157		—	27,157
India	17,383	58,526		—	75,909
Indonesia	—	13,377		—	13,377
Poland	—	12,150		—	12,150
Russia	35,555	71,177		—	106,732
South Africa	—	44,527		—	44,527
South Korea	1,182	217,070		16,019	234,271
Taiwan	30,183	142,623		—	172,806
Thailand	48,360	16,764		—	65,124
Turkey	—	32,046		—	32,046
United Kingdom	—	9,090		—	9,090
Vietnam	—	—	(a)	—	—	(a)
Other Common Stocks	154,122	—		—	154,122

Total Common Stocks	366,175	1,086,212		16,019	1,468,406

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$1,022	$—		$—	$1,022

Total Investments in Securities	$367,197	$1,086,212		$16,019	$1,469,428

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$—	(a)	$—	$—	(a)
Futures Contracts	2,099	—		—	2,099

Total Appreciation in Other Financial Instruments	$2,099	$—		$—	$2,099

(a)	Amount rounds to less than one thousand.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended January 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Investments in Securities

Common Stocks — South Korea	$—	$27	$(694)	$—	$—	$(194)	$16,880	$—	$16,019

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(694,000).

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at January 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16,019	Recent Market Information	Transaction Price	KRW 14,800 (KRW 14,800)

Common Stock	16,019

Total	$16,019

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 100.6%

Argentina - 2.2%
MercadoLibre, Inc.*(a)	282	102,492

Australia - 0.5%
Oil Search Ltd.	4,070	23,174

Brazil - 8.6%
Ambev SA, ADR	8,213	39,507
B3 SA - Brasil Bolsa Balcao*	11,623	100,286
Itau Unibanco Holding SA, ADR	8,673	92,283
Kroton Educacional SA	16,864	52,850
Lojas Renner SA*	6,329	78,954
Raia Drogasil SA*	1,219	20,730
Ultrapar Participacoes SA	1,467	23,013
WEG SA	658	3,399

		411,022

China - 29.5%
Alibaba Group Holding Ltd., ADR*	1,627	274,127
Baidu, Inc., ADR*	316	54,574
Fuyao Glass Industry Group Co. Ltd., Class A	12,436	43,309
Hangzhou Robam Appliances Co. Ltd., Class A	10,720	39,123
Han’s Laser Technology Industry Group Co. Ltd., Class A	9,096	43,252
Huazhu Group Ltd., ADR	1,246	39,555
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,339	59,312
JD.com, Inc., ADR*	1,711	42,523
Kweichow Moutai Co. Ltd., Class A	483	49,881
Meituan Dianping, Class B*(a)(b)	3,108	21,280
Midea Group Co. Ltd., Class A	10,738	69,971
New Oriental Education & Technology Group, Inc., ADR*	917	70,641
Ping An Insurance Group Co. of China Ltd., Class H	21,164	206,043
Shenzhou International Group Holdings Ltd.	4,198	49,437
Tencent Holdings Ltd.	6,710	298,693
Yum China Holdings, Inc.	1,399	51,011

		1,412,732

Egypt - 1.0%
Commercial International Bank Egypt SAE (Registered), GDR(b)	9,723	47,208

Hong Kong - 6.9%
AIA Group Ltd.	26,954	243,378
Jardine Matheson Holdings Ltd.	358	23,955
Techtronic Industries Co. Ltd.	10,909	63,682

		331,015

Hungary - 0.8%
OTP Bank Nyrt.	873	36,016

India - 16.9%
Asian Paints Ltd.	1,822	36,260
HDFC Bank Ltd.	3,995	116,928
HDFC Bank Ltd., ADR	874	85,874
HDFC Life Insurance Co. Ltd.*(b)	10,111	52,992
Housing Development Finance Corp. Ltd.	7,898	214,018
IndusInd Bank Ltd.	3,206	68,091
ITC Ltd.	12,772	50,102
Kotak Mahindra Bank Ltd.	3,378	59,768
Tata Consultancy Services Ltd.	3,038	86,170
UltraTech Cement Ltd.	816	40,473

		810,676

Indonesia - 2.7%
Astra International Tbk. PT	22,592	13,705
Bank Central Asia Tbk. PT	35,283	71,375
Bank Rakyat Indonesia Persero Tbk. PT	161,471	44,758

		129,838

Macau - 1.3%
Sands China Ltd.	13,000	62,365

Mexico - 3.5%
Fomento Economico Mexicano SAB de CV, ADR	588	53,544
Grupo Financiero Banorte SAB de CV, Class O	14,264	79,329
Infraestructura Energetica Nova SAB de CV	8,923	34,998

		167,871

Panama - 0.8%
Copa Holdings SA, Class A(a)	419	39,761

Peru - 1.3%
Credicorp Ltd.	256	62,209

Portugal - 0.9%
Jeronimo Martins SGPS SA(a)	3,100	43,930

Russia - 3.2%
Sberbank of Russia PJSC	1,493	4,991
Sberbank of Russia PJSC	44,468	148,643

		153,634

South Africa - 5.4%
Bid Corp. Ltd.	4,691	100,669
Bidvest Group Ltd. (The)	377	5,782
Capitec Bank Holdings Ltd.	467	41,183
FirstRand Ltd.	4,133	21,717
Mr Price Group Ltd.	1,730	29,119
Sanlam Ltd.	9,729	61,844

		260,314

South Korea - 6.4%
NAVER Corp.	396	48,484
NCSoft Corp.*	93	39,338
Samsung Electronics Co. Ltd.	5,245	218,690

		306,512

Spain - 0.4%
Prosegur Cia de Seguridad SA	3,592	19,445

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan - 6.5%
Largan Precision Co. Ltd.	357	45,392
President Chain Store Corp.	5,081	53,967
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,644	212,331

		311,690

Turkey - 0.3%
Ford Otomotiv Sanayi A/S	1,070	12,417

United States - 1.5%
EPAM Systems, Inc.*	516	73,005

TOTAL COMMON STOCKS (Cost $3,688,529)		4,817,326

Investments	No. of Warrants (000)	Value ($000)

WARRANTS - 0.5%

United States - 0.5%
Almarai Co. expiring 7/11/2019, price 1.00* (Cost $27,544)	1,535	21,873

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(c)(d)	35,002	35,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d)	12,916	12,916

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $47,916)		47,918

Total Investments - 102.1% (Cost $3,763,989)		4,887,117
Liabilities in Excess of Other Assets - (2.1)%		(100,765)

Net Assets - 100.0%		4,786,352

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	19.6%
Insurance	11.6
Internet & Direct Marketing Retail	9.0
Interactive Media & Services	8.2
Food & Staples Retailing	4.5
Technology Hardware, Storage & Peripherals	4.5
Thrifts & Mortgage Finance	4.4
Semiconductors & Semiconductor Equipment	4.3
Household Durables	3.5
IT Services	3.3
Hotels, Restaurants & Leisure	3.1
Beverages	2.9
Diversified Consumer Services	2.5
Capital Markets	2.1
Food Products	1.7
Multiline Retail	1.6
Tobacco	1.0
Textiles, Apparel & Luxury Goods	1.0
Investment of cash collateral from securities loaned	1.0
Machinery	1.0
Others (each less than 1.0%)	9.2

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $46,039,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2019.

*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$23,174	$–	$23,174
China	532,431	880,301	–	1,412,732
Hong Kong	–	331,015	–	331,015
Hungary	–	36,016	–	36,016
India	85,874	724,802	–	810,676
Indonesia	–	129,838	–	129,838
Macau	–	62,365	–	62,365
Portugal	–	43,930	–	43,930
Russia	4,991	148,643	–	153,634
South Africa	–	260,314	–	260,314
South Korea	–	306,512	–	306,512
Spain	–	19,445	–	19,445
Taiwan	212,331	99,359	–	311,690
Turkey	–	12,417	–	12,417
Other Common Stocks	903,568	–	–	903,568
Total Common Stocks	1,739,195	3,078,131	–	4,817,326
Warrants
Other Warrants	–	21,873	–	21,873
Investment of cash collateral from securities loaned	47,918	–	–	47,918
Total Investments in Securities	$1,787,113	$3,100,004	$–	$4,887,117

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)

FOREIGN GOVERNMENT SECURITIES - 71.3%

Albania - 0.3%
Republic of Albania
3.50%, 10/9/2025(a)	EUR	2,228	2,564

Angola - 0.9%
Republic of Angola
7.00%, 8/17/2019(b)		2,494	2,497
9.50%, 11/12/2025(b)		2,400	2,670
8.25%, 5/9/2028(b)		400	412
9.38%, 5/8/2048(b)		1,500	1,577

			7,156

Argentina - 2.6%
Provincia de Buenos Aires
5.75%, 6/15/2019(b)		4,000	4,000
9.95%, 6/9/2021(b)		1,663	1,614
4.02%, 5/15/2035(b)(c)		656	410
Provincia de Cordoba
7.45%, 9/1/2024(b)		1,207	1,002
Republic of Argentina
6.88%, 4/22/2021		2,300	2,194
5.88%, 1/11/2028		1,200	954
6.63%, 7/6/2028		5,500	4,524
8.28%, 12/31/2033		1,839	1,619
7.13%, 7/6/2036		603	478
7.63%, 4/22/2046		2,598	2,104
6.88%, 1/11/2048		1,375	1,052
7.13%, 6/28/2117		182	141

			20,092

Azerbaijan - 0.7%
Republic of Azerbaijan
4.75%, 3/18/2024(b)		3,449	3,496
3.50%, 9/1/2032(b)		2,400	2,052

			5,548

Belarus - 0.9%
Republic of Belarus
6.88%, 2/28/2023(b)		1,390	1,430
7.63%, 6/29/2027(a)		1,670	1,745
7.63%, 6/29/2027(b)		3,239	3,385

			6,560

Bermuda - 0.2%
Republic of Bermuda
4.85%, 2/6/2024(b)		1,442	1,515

Bolivia, Plurinational State of - 0.2%
Plurinational State of Bolivia
4.50%, 3/20/2028(b)		1,600	1,449

Brazil - 1.1%
Federative Republic of Brazil
6.00%, 4/7/2026		2,900	3,171
4.63%, 1/13/2028		2,500	2,486
5.00%, 1/27/2045		2,967	2,739

			8,396

Chile - 0.4%
Republic of Chile
3.86%, 6/21/2047		3,150	3,055

China - 0.7%
People’s Republic of China
2.36%, 8/18/2021(b)	CNY	5,000	731
3.80%, 7/9/2023(b)	CNY	28,500	4,336

			5,067

Colombia - 2.6%
Republic of Colombia
2.63%, 3/15/2023		1,600	1,540
4.00%, 2/26/2024		400	405
4.50%, 1/28/2026		1,100	1,134
3.88%, 4/25/2027		1,600	1,581
4.50%, 3/15/2029		528	540
7.75%, 9/18/2030	COP	8,500,000	2,885
7.38%, 9/18/2037		1,000	1,266
5.00%, 6/15/2045		7,271	7,351
5.20%, 5/15/2049		3,010	3,100

			19,802

Costa Rica - 0.4%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b)		600	577
6.38%, 5/15/2043(b)		700	514
Republic of Costa Rica
4.25%, 1/26/2023(b)		900	830
4.38%, 4/30/2025(b)		897	790
7.00%, 4/4/2044(b)		200	179
7.16%, 3/12/2045(b)		233	210

			3,100

Croatia - 1.8%
Republic of Croatia
6.75%, 11/5/2019(b)		1,400	1,433
6.38%, 3/24/2021(b)		9,400	9,917
6.00%, 1/26/2024(b)		1,991	2,193

			13,543

Dominican Republic - 2.2%
Government of Dominican Republic
5.88%, 4/18/2024(b)		1,800	1,859
6.88%, 1/29/2026(b)		5,500	5,918
5.95%, 1/25/2027(b)		1,900	1,950
7.45%, 4/30/2044(b)		2,176	2,380
6.85%, 1/27/2045(b)		4,285	4,424

			16,531

Ecuador - 1.0%
Republic of Ecuador
10.50%, 3/24/2020(b)		600	624
10.75%, 3/28/2022(b)		1,200	1,266
9.65%, 12/13/2026(b)		1,200	1,170
9.63%, 6/2/2027(b)		705	682
8.88%, 10/23/2027(b)		2,400	2,235
7.88%, 1/23/2028(b)		2,200	1,943

			7,920

Egypt - 1.1%
Republic of Egypt
5.88%, 6/11/2025(b)		900	847
7.50%, 1/31/2027(b)		3,200	3,172
8.50%, 1/31/2047(b)		733	706
7.90%, 2/21/2048(b)		4,230	3,908

			8,633

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
El Salvador - 1.8%
Republic of El Salvador
7.38%, 12/1/2019(b)		5,278	5,344
7.75%, 1/24/2023(b)		2,120	2,229
5.88%, 1/30/2025(b)		620	591
6.38%, 1/18/2027(b)		150	144
8.25%, 4/10/2032(b)		758	796
7.65%, 6/15/2035(b)		1,817	1,813
7.63%, 2/1/2041(b)		3,070	3,035

			13,952

Ethiopia - 0.6%
Republic of Ethiopia
6.63%, 12/11/2024(b)		4,600	4,634

Gabon - 0.9%
Republic of Gabonese
6.38%, 12/12/2024(b)		4,800	4,566
6.95%, 6/16/2025(b)		2,400	2,292

			6,858

Georgia - 0.1%
Republic of Georgia
6.88%, 4/12/2021(b)		400	422

Ghana - 0.5%
Republic of Ghana
7.63%, 5/16/2029(b)		2,300	2,191
8.63%, 6/16/2049(b)		1,600	1,488

			3,679

Honduras - 1.0%
Republic of Honduras
8.75%, 12/16/2020(b)		2,400	2,580
7.50%, 3/15/2024(b)		2,100	2,260
6.25%, 1/19/2027(b)		2,900	2,976

			7,816

Hungary - 2.0%
Republic of Hungary
5.75%, 11/22/2023		3,624	3,954
5.38%, 3/25/2024		5,300	5,724
5.50%, 6/24/2025	HUF	972,090	4,169
3.00%, 10/27/2027	HUF	363,250	1,341

			15,188

Indonesia - 3.2%
Republic of Indonesia
5.88%, 1/15/2024(b)		2,900	3,168
4.13%, 1/15/2025(b)		1,400	1,416
4.35%, 1/8/2027(b)		3,600	3,649
6.63%, 5/15/2033	IDR	200,850,000	12,341
6.63%, 2/17/2037(b)		1,600	1,928
6.75%, 1/15/2044(b)		1,500	1,883

			24,385

Ivory Coast - 1.0%
Republic of Cote d’Ivoire
5.38%, 7/23/2024(b)		400	381
6.38%, 3/3/2028(b)		600	574
5.75%, 12/31/2032(b)(c)		2,082	1,915
6.13%, 6/15/2033(b)		3,940	3,516
6.63%, 3/22/2048(b)	EUR	900	922

			7,308

Jamaica - 0.9%
Government of Jamaica
8.00%, 6/24/2019		170	172
6.75%, 4/28/2028		1,600	1,757
8.00%, 3/15/2039		2,611	3,094
7.88%, 7/28/2045		1,200	1,416

			6,439

Jordan - 1.0%
Kingdom of Jordan
6.13%, 1/29/2026(b)		794	788
5.75%, 1/31/2027(b)		1,006	968
7.38%, 10/10/2047(b)		6,460	6,105

			7,861

Kazakhstan - 0.9%
Republic of Kazakhstan
Zero Coupon, 3/15/2019(a)	KZT	1,416,000	3,707
3.88%, 10/14/2024(b)		752	769
5.13%, 7/21/2025(b)		1,500	1,622
4.88%, 10/14/2044(b)		700	726

			6,824

Kenya - 1.3%
Republic of Kenya
5.88%, 6/24/2019(b)		3,130	3,142
6.88%, 6/24/2024(b)		3,500	3,500
7.25%, 2/28/2028(b)		1,544	1,507
8.25%, 2/28/2048(b)		2,114	2,027

			10,176

Lebanon - 3.3%
Lebanese Republic
6.65%, 4/22/2024(b)		3,777	3,324
Republic of Lebanon
6.00%, 5/20/2019(b)		1,832	1,816
5.45%, 11/28/2019(b)		1,015	997
6.38%, 3/9/2020		4,007	3,847
5.80%, 4/14/2020(b)		5,600	5,271
6.15%, 6/19/2020		2,050	1,932
8.25%, 4/12/2021(b)		4,795	4,567
6.00%, 1/27/2023(b)		1,308	1,164
6.65%, 11/3/2028(b)		1,918	1,592
6.65%, 2/26/2030(b)		930	763

			25,273

Macedonia, the Former Yugoslav Republic of - 0.4%
Former Yugoslav Republic of Macedonia
2.75%, 1/18/2025(b)	EUR	2,100	2,422
2.75%, 1/18/2025(a)	EUR	432	498

			2,920

Malaysia - 0.3%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(b)		2,400	2,220

Mexico - 2.3%
United Mexican States
5.75%, 3/5/2026	MXN	147,000	6,620
4.15%, 3/28/2027		1,800	1,771
3.75%, 1/11/2028		700	667
7.75%, 5/29/2031	MXN	90,000	4,403

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
5.55%, 1/21/2045		1,390	1,459
4.60%, 1/23/2046		1,000	922
4.60%, 2/10/2048		1,200	1,110
5.75%, 10/12/2110		400	394

			17,346

Mongolia - 0.6%
Mongolia Government Bond
10.88%, 4/6/2021(b)		1,900	2,102
8.75%, 3/9/2024(b)		1,700	1,855
8.75%, 3/9/2024(a)		200	218

			4,175

Montenegro - 0.3%
Republic of Montenegro
3.38%, 4/21/2025(a)	EUR	1,750	2,015
3.38%, 4/21/2025(b)	EUR	273	314

			2,329

Morocco - 0.1%
Kingdom of Morocco
5.50%, 12/11/2042(b)		900	940

Nigeria - 1.6%
Republic of Nigeria
6.75%, 1/28/2021(b)		800	823
7.63%, 11/21/2025(a)		1,520	1,583
6.50%, 11/28/2027(b)		3,100	2,972
8.75%, 1/21/2031(a)		2,110	2,231
8.75%, 1/21/2031(b)		300	317
7.70%, 2/23/2038(b)		500	481
7.63%, 11/28/2047(b)		1,000	941
7.63%, 11/28/2047(a)		810	762
9.25%, 1/21/2049(a)		1,090	1,158
9.25%, 1/21/2049(b)		600	638

			11,906

Oman - 3.0%
Oman Government Bond
4.75%, 6/15/2026(b)		5,300	4,730
5.38%, 3/8/2027(b)		7,124	6,465
5.63%, 1/17/2028(b)		2,899	2,645
6.50%, 3/8/2047(b)		2,500	2,094
6.75%, 1/17/2048(b)		8,220	7,018

			22,952

Pakistan - 1.0%
Republic of Pakistan
7.25%, 4/15/2019(b)		5,000	5,000
6.88%, 12/5/2027(b)		2,600	2,519

			7,519

Panama - 1.9%
Republic of Panama
3.75%, 3/16/2025		1,300	1,320
3.88%, 3/17/2028		1,320	1,340
9.38%, 4/1/2029		1,400	2,009
6.70%, 1/26/2036		3,000	3,796
4.50%, 4/16/2050		2,950	2,965
4.30%, 4/29/2053		2,950	2,891

			14,321

Paraguay - 1.1%
Republic of Paraguay
4.63%, 1/25/2023(b)		1,800	1,834
5.00%, 4/15/2026(b)		2,000	2,070
6.10%, 8/11/2044(b)		4,137	4,504
5.60%, 3/13/2048(b)		240	247

			8,655

Peru - 0.3%
Republic of Peru
5.94%, 2/12/2029(a)	PEN	670	208
8.75%, 11/21/2033		1,400	2,115

			2,323

Poland - 1.0%
Republic of Poland
2.75%, 4/25/2028	PLN	27,500	7,390

Romania - 1.3%
Republic of Romania
6.75%, 2/7/2022(b)		600	647
4.38%, 8/22/2023(b)		2,250	2,284
4.88%, 1/22/2024(b)		4,900	5,096
5.13%, 6/15/2048(b)		2,000	1,970

			9,997

Russia - 1.7%
Russian Federation
4.88%, 9/16/2023(b)		5,600	5,796
5.88%, 9/16/2043(b)		6,200	6,835

			12,631

Saudi Arabia - 1.3%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)		3,100	2,960
4.63%, 10/4/2047(b)		2,880	2,707
5.00%, 4/17/2049(b)		2,848	2,820
5.25%, 1/16/2050(a)		1,600	1,640

			10,127

Senegal - 0.1%
Republic of Senegal
6.25%, 5/23/2033(b)		407	378
6.75%, 3/13/2048(b)		246	219

			597

Serbia - 2.0%
Republic of Serbia
4.88%, 2/25/2020(b)		6,475	6,556
7.25%, 9/28/2021(b)		7,600	8,261

			14,817

South Africa - 3.2%
Republic of South Africa
5.50%, 3/9/2020		1,000	1,019
5.88%, 5/30/2022		600	631
5.88%, 9/16/2025		1,400	1,468
4.85%, 9/27/2027		3,750	3,652
4.30%, 10/12/2028		4,000	3,730
6.50%, 2/28/2041	ZAR	145,655	7,890
6.25%, 3/8/2041		1,200	1,240
5.38%, 7/24/2044		400	373
5.00%, 10/12/2046		900	808
8.75%, 2/28/2048	ZAR	52,600	3,634

			24,445

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
Sri Lanka - 1.7%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		2,900	2,911
6.25%, 7/27/2021(b)		2,200	2,206
5.75%, 4/18/2023(b)		2,700	2,602
6.85%, 11/3/2025(b)		500	492
6.75%, 4/18/2028(b)		4,600	4,387

			12,598

Tajikistan - 0.2%
Republic of Tajikistan International Bond
7.13%, 9/14/2027(b)		1,300	1,170
7.13%, 9/14/2027(a)		320	288

			1,458

Turkey - 3.6%
Export Credit Bank of Turkey
8.25%, 1/24/2024(a)		2,170	2,246
Republic of Turkey
7.00%, 3/11/2019		2,300	2,306
6.25%, 9/26/2022		500	509
3.25%, 3/23/2023		7,018	6,404
5.75%, 3/22/2024		2,000	1,970
5.20%, 2/16/2026	EUR	1,430	1,682
5.13%, 2/17/2028		7,550	6,804
6.88%, 3/17/2036		3,700	3,631
4.88%, 4/16/2043		2,100	1,648

			27,200

Ukraine - 3.6%
Republic of Ukraine
7.75%, 9/1/2019(b)		819	821
7.75%, 9/1/2020(b)		7,658	7,581
7.75%, 9/1/2022(b)		2,942	2,839
8.99%, 2/1/2024(a)		2,850	2,800
7.75%, 9/1/2024(b)		3,200	2,984
7.38%, 9/25/2032(b)		6,733	5,723
0.00%, 5/31/2040(b)(d)		8,040	4,916

			27,664

Uruguay - 1.8%
Republic of Uruguay
7.88%, 1/15/2033		3,200	4,333
5.10%, 6/18/2050		3,658	3,749
4.98%, 4/20/2055		5,710	5,747

			13,829

Venezuela, Bolivarian Republic of - 0.4%
Republic of Venezuela
7.75%, 10/13/2019(b)(e)		1,221	372
6.00%, 12/9/2020(b)(e)		460	142
12.75%, 8/23/2022(b)(e)		1,470	487
9.00%, 5/7/2023(b)(e)		620	198
8.25%, 10/13/2024(b)(e)		950	304
7.65%, 4/21/2025(b)		680	213
11.75%, 10/21/2026(b)(e)		1,070	356
9.25%, 5/7/2028(b)(e)		2,730	846

			2,918

Vietnam - 0.2%
Republic of Vietnam
4.80%, 11/19/2024(b)		1,400	1,462

Zambia - 0.7%
Republic of Zambia
5.38%, 9/20/2022(b)		500	390
8.97%, 7/30/2027(b)		5,665	4,674

			5,064

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $541,472)			541,549

CORPORATE BONDS - 23.2%

Argentina - 0.6%
Banco Macro SA
(USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(b)(f)		359	299
Pampa Energia SA
7.38%, 7/21/2023(b)		467	441
7.50%, 1/24/2027(b)		2,340	2,086
7.50%, 1/24/2027(a)		270	241
Tecpetrol SA
4.88%, 12/12/2022(a)		1,533	1,428

			4,495

Azerbaijan - 0.7%
Southern Gas Corridor CJSC
6.88%, 3/24/2026(b)		1,263	1,411
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(b)		3,769	4,132

			5,543

Bahrain - 0.6%
Batelco International Finance No. 1 Ltd.
4.25%, 5/1/2020(b)		2,410	2,392
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)		1,100	1,167
8.38%, 11/7/2028(a)		1,100	1,177

			4,736

Brazil - 2.0%
Caixa Economica Federal
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024(b)(f)		1,400	1,414
Cemig Geracao e Transmissao SA
9.25%, 12/5/2024(a)		2,210	2,412
JSL Europe SA
7.75%, 7/26/2024(a)		1,431	1,413
Light Servicos de Eletricidade SA
7.25%, 5/3/2023(a)		1,770	1,771
Petrobras Global Finance BV
6.25%, 3/17/2024		1,330	1,404
6.00%, 1/27/2028		6,375	6,362
Votorantim Cimentos International SA
7.25%, 4/5/2041(b)		400	417

			15,193

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Canada - 0.2%
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	1,580	1,489

Chile - 0.5%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/4/2024(b)	1,100	1,138
Empresa Electrica Angamos SA
4.88%, 5/25/2029(b)	337	333
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)	600	580
5.25%, 11/6/2029(a)	1,750	1,843

		3,894

China - 1.3%
Avi Funding Co. Ltd.
3.80%, 9/16/2025(b)	1,100	1,098
Baoxin Auto Finance I Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019(b)(f)(g)(h)	440	439
CCCI Treasure Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(b)(f)(g)(h)	470	466
Chinalco Capital Holdings Ltd.
4.00%, 8/25/2021(b)	1,100	1,070
CNAC HK Finbridge Co. Ltd.
4.13%, 7/19/2027(b)	1,100	1,084
GCL New Energy Holdings Ltd.
7.10%, 1/30/2021(b)	770	696
GOME Retail Holdings Ltd.
5.00%, 3/10/2020(b)	200	190
Guangxi Communications Investment Group Co. Ltd.
3.00%, 11/4/2019(b)	200	196
Hongkong International Qingdao Co. Ltd.
4.25%, 12/4/2022(b)	1,370	1,248
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(b)	1,200	1,179
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/2020(b)	700	708
Three Gorges Finance I Cayman Islands Ltd.
3.70%, 6/10/2025(b)	1,000	994
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019(b)	640	642

		10,010

Colombia - 0.7%
Ecopetrol SA
5.88%, 9/18/2023	1,700	1,802
5.38%, 6/26/2026	1,418	1,470
Geopark Ltd.
6.50%, 9/21/2024(a)	1,970	1,903
Millicom International Cellular SA
6.63%, 10/15/2026(a)	250	256

		5,431

Congo, Democratic Republic of the - 0.2%
HTA Group Ltd.
9.13%, 3/8/2022(b)	1,080	1,100
9.13%, 3/8/2022(a)	309	319

		1,419

Costa Rica - 0.1%
Banco Nacional de Costa Rica
5.88%, 4/25/2021(b)	1,000	983

Ecuador - 0.6%
Petroamazonas EP
4.63%, 2/16/2020(b)	2,600	2,535
4.63%, 11/6/2020(a)	1,980	1,895

		4,430

Georgia - 0.1%
Georgian Railway JSC
7.75%, 7/11/2022(b)	400	420

Hong Kong - 0.5%
CMB Wing Lung Bank Ltd
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027(b)(f)	830	796
King Power Capital Ltd.
5.63%, 11/3/2024(b)	1,300	1,389
WTT Investment Ltd.
5.50%, 11/21/2022(a)	1,221	1,214

		3,399

Hungary - 0.1%
MFB Magyar Fejlesztesi Bank Zrt.
6.25%, 10/21/2020(b)	1,000	1,041

India - 0.3%
Azure Power Energy Ltd.
5.50%, 11/3/2022(a)	929	903
Greenko Dutch BV
5.25%, 7/24/2024(a)	1,200	1,118

		2,021

Indonesia - 1.7%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(a)	2,310	2,445
6.53%, 11/15/2028(a)	1,052	1,155
6.76%, 11/15/2048(a)	2,538	2,790
LLPL Capital Pte. Ltd.
6.88%, 2/4/2039(a)	760	794
Medco Platinum Road Pte. Ltd.
6.75%, 1/30/2025(a)	748	690
Minejesa Capital BV
5.63%, 8/10/2037(a)	370	355
Pertamina Persero PT
6.50%, 5/27/2041(b)	1,200	1,333
6.45%, 5/30/2044(b)	400	442
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(b)	1,100	1,056

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
5.25%, 5/15/2047(b)	700	669
6.15%, 5/21/2048(a)	900	967
Theta Capital Pte. Ltd.
7.00%, 4/11/2022(b)	396	298

		12,994

Kazakhstan - 2.1%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(a)	1,750	1,956
6.95%, 7/10/2042(b)	586	655
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/2027(a)	900	902
KazMunayGas National Co. JSC
3.88%, 4/19/2022(b)	3,700	3,691
4.75%, 4/19/2027(b)	2,100	2,121
5.38%, 4/24/2030(b)	1,650	1,711
5.75%, 4/19/2047(b)	600	605
6.38%, 10/24/2048(a)	1,500	1,606
6.38%, 10/24/2048(b)	1,800	1,928
Nostrum Oil & Gas Finance BV
8.00%, 7/25/2022(a)	1,410	927

		16,102

Kuwait - 0.8%
Kuwait Projects Co. SPC Ltd.
4.80%, 2/5/2019(b)	4,400	4,394
4.50%, 2/23/2027(b)	1,679	1,564

		5,958

Macau - 0.1%
Sands China Ltd.
5.13%, 8/8/2025	630	635

Mauritius - 0.3%
Liquid Telecommunications Financing plc
8.50%, 7/13/2022(a)	2,481	2,531

Mexico - 2.3%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(b)	500	484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%),
3.80%, 8/11/2026(b)(f)	500	484
Cometa Energia SA de CV
6.38%, 4/24/2035(a)	3,198	3,102
Credito Real SAB de CV SOFOM ER
9.50%, 2/7/2026(a)	450	450
Grupo KUO SAB de CV
5.75%, 7/7/2027(a)	2,150	2,045
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 6.42%, 3/11/2022(f)	1,349	1,361
5.38%, 3/13/2022	2,100	2,074
6.50%, 3/13/2027	2,972	2,851
6.50%, 1/23/2029	1,100	1,038
6.75%, 9/21/2047	4,111	3,583

		17,472

Morocco - 0.1%
OCP SA
6.88%, 4/25/2044(b)	900	956

Nigeria - 0.3%
Fidelity Bank plc
10.50%, 10/16/2022(a)	802	815
IHS Netherlands Holdco BV
9.50%, 10/27/2021(b)	1,720	1,767

		2,582

Norway - 0.1%
DNO ASA
8.75%, 5/31/2023(b)	800	808

Oman - 0.3%
National Bank of Oman SAOG
5.63%, 9/25/2023(b)	1,030	990
Oztel Holdings SPC Ltd.
6.63%, 4/24/2028(b)	1,200	1,128

		2,118

Panama - 0.4%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(a)	1,040	1,084
6.00%, 11/18/2048(b)	700	729
Banistmo SA
3.65%, 9/19/2022(a)	874	852

		2,665

Peru - 1.4%
Corp. Financiera de Desarrollo SA
4.75%, 2/8/2022(b)	1,000	1,024
4.75%, 7/15/2025(b)	1,300	1,338
Fondo MIVIVIENDA SA
3.50%, 1/31/2023(b)	1,300	1,271
Inkia Energy Ltd.
5.88%, 11/9/2027(a)	1,238	1,176
Nexa Resources SA
5.38%, 5/4/2027(b)	400	396
5.38%, 5/4/2027(a)	260	258
Petroleos del Peru SA
4.75%, 6/19/2032(b)	2,900	2,867
4.75%, 6/19/2032(a)	200	198
5.63%, 6/19/2047(b)	1,600	1,623
5.63%, 6/19/2047(a)	800	812

		10,963

Qatar - 1.2%
ABQ Finance Ltd.
3.63%, 4/13/2021(b)	760	750
3.50%, 2/22/2022(b)	5,770	5,619
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 9/30/2020(b)	2,603	2,642

		9,011

Russia - 0.1%
Russian Agricultural Bank OJSC
8.50%, 10/16/2023(b)	590	602

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
South Africa - 0.6%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(b)		1,300	1,279
7.13%, 2/11/2025(b)		1,800	1,773
SASOL Financing USA LLC
5.88%, 3/27/2024		1,160	1,194
Transnet SOC Ltd.
4.00%, 7/26/2022(b)		600	575

			4,821

South Korea - 0.5%
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(b)(f)		4,080	3,636

Spain - 0.2%
AI Candelaria Spain SLU
7.50%, 12/15/2028(a)		1,630	1,600

Trinidad and Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/2019(b)		2,900	2,726

Tunisia - 0.2%
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023(a)	EUR	1,530	1,716

Turkey - 0.4%
Petkim Petrokimya Holding A/S
5.88%, 1/26/2023(a)		978	921
5.88%, 1/26/2023(b)		764	719
Ronesans Gayrimenkul Yatirim A/S
7.25%, 4/26/2023(a)		881	714
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022(b)		811	779

			3,133

Ukraine - 0.1%
State Savings Bank of Ukraine
9.63%, 3/20/2025(b)(c)		600	583

United Arab Emirates - 0.8%
EA Partners I BV
6.88%, 9/28/2020(b)		2,751	1,544
EA Partners II BV
6.75%, 6/1/2021(b)		1,076	516
ICD Sukuk Co. Ltd.
3.51%, 5/21/2020(b)		2,000	1,983
MAF Global Securities Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%),
6.37%, 3/20/2026(b)(f)(g)(h)		1,970	1,830

			5,873

Venezuela, Bolivarian Republic of - 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(e)		624	588
9.00%, 11/17/2021(b)(e)		1,240	363
12.75%, 2/17/2022(b)(e)		1,470	435
5.38%, 4/12/2027(b)(e)		1,580	392
9.75%, 5/17/2035(b)(e)		1,430	436
5.50%, 4/12/2037(b)(e)		850	210

			2,424

TOTAL CORPORATE BONDS (Cost $180,206)			176,413

Investments		Principal Amount ($000)	Market Value ($000)

OPTIONS PURCHASED - 0.0%(i)

Call Options Purchased - 0.0%(i)
Australia - 0.0%(i)
Foreign Exchange JPY/AUD
3/7/2019 at AUD 81.20, Vanilla, European Style Notional Amount: AUD 92,314 Exchange Traded*	AUD	92,314	181
United States - 0.0%(i)
Foreign Exchange SGD/USD
2/22/2019 at USD 1.40, Vanilla, European Style Notional Amount: USD 67,416 Exchange Traded*		67,416	1

TOTAL OPTIONS PURCHASED (Cost $435)			182

Investments		Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 1.7%

INVESTMENT COMPANIES - 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.50%(j)(k)(Cost $13,018)		13,017	13,020

Total Investments - 96.2% (Cost $735,131)			731,164
Other Assets Less Liabilities - 3.8%			28,835

Net Assets - 100.0%			759,999

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CNY	China Yuan

COP	Colombian Peso
EUR	Euro

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ICE	Intercontinental Exchange
JPY	Japanese Yen
JSC	Joint Stock Company
KZT	Kazakhstan Tenge

LIBOR	London Interbank Offered Rate

MXN	Mexican Peso
OJSC	Open Joint Stock Company
PEN	Peruvian Nuevo SoI

PLN	Polish Zloty
PT	Limited liability company

SGD	Singapore Dollar
SPC	Special purpose company

USD	United States Dollar

ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2019.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Euro-Bund	22	03/2019	EUR	4,172	19
U.S. Treasury 10 Year Note	195	03/2019	USD	23,887	170
U.S. Treasury Long Bond	60	03/2019	USD	8,809	84

					273

Abbreviations
EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

CLP	2,246,398	USD	3,271	Credit Suisse International**	2/19/2019	155
COP	21,027,937	USD	6,683	Credit Suisse International**	2/19/2019	85
COP	1,823,715	USD	580	Merrill Lynch International**	2/19/2019	7
EUR	1,475	RON	6,963	Goldman Sachs International	2/19/2019	8
HUF	461,563	EUR	1,451	HSBC Bank, NA	2/19/2019	11
PHP	192,445	USD	3,659	Citibank, NA**	2/19/2019	29
TRY	8,068	USD	1,452	Citibank, NA	2/19/2019	97
TRY	6,948	USD	1,319	Goldman Sachs International	2/19/2019	15
ZAR	46,114	USD	3,304	HSBC Bank, NA	2/19/2019	167
THB	216,252	USD	6,779	HSBC Bank, NA	2/20/2019	146
SGD	9,245	USD	6,745	Citibank, NA	2/26/2019	126
ARS	62,696	USD	1,495	Citibank, NA**	3/19/2019	115
BRL	7,474	USD	1,960	Barclays Bank plc**	3/19/2019	84
BRL	12,550	USD	3,352	Citibank, NA**	3/19/2019	80
BRL	7,428	USD	1,960	Standard Chartered Bank**	3/19/2019	72
CLP	2,668,321	USD	3,946	Citibank, NA**	3/19/2019	124
CLP	2,222,633	USD	3,291	Goldman Sachs International**	3/19/2019	99
CNH	73,214	USD	10,686	Citibank, NA**	3/19/2019	232
COP	10,323,554	USD	3,291	Barclays Bank plc**	3/19/2019	29
COP	2,303,799	USD	729	Deutsche Bank AG**	3/19/2019	12
COP	10,317,934	USD	3,290	Goldman Sachs International**	3/19/2019	27
KRW	1,204,993	USD	1,078	Goldman Sachs International**	3/19/2019	7
KZT	1,108,464	USD	2,896	Citibank, NA**	3/19/2019	2
MXN	44,763	USD	2,165	Merrill Lynch International	3/19/2019	161
MXN	6,525	USD	318	Royal Bank of Canada	3/19/2019	22
MXN	67,527	USD	3,353	State Street Corp.	3/19/2019	156
MXN	14,831	USD	721	TD Bank Financial Group	3/19/2019	49
PLN	25,831	USD	6,885	BNP Paribas	3/19/2019	63
TRY	40,447	USD	7,191	Barclays Bank plc	3/19/2019	459
TRY	77,412	USD	14,149	Citibank, NA	3/19/2019	492
TRY	34,081	USD	6,133	Goldman Sachs International	3/19/2019	313
USD	766	MXN	14,696	Citibank, NA	3/19/2019	2
USD	10,255	MXN	197,266	HSBC Bank, NA	3/19/2019	3
ZAR	49,040	USD	3,419	Barclays Bank plc	3/19/2019	260
USD	14,264	EUR	12,372	State Street Corp.	4/23/2019	7

Total unrealized appreciation						3,716

EUR	1,436	HUF	461,563	Citibank, NA	2/19/2019	(28)
EUR	1,728	RON	8,230	HSBC Bank, NA	2/19/2019	(8)
MXN	70,213	USD	3,679	BNP Paribas	2/19/2019	(16)
USD	3,349	CLP	2,246,398	Credit Suisse International**	2/19/2019	(76)
USD	3,423	CNH	23,250	Goldman Sachs International**	2/19/2019	(44)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	3,670	KRW	4,099,623	Goldman Sachs International**	2/19/2019	(16)
USD	489	MXN	9,396	Citibank, NA	2/19/2019	(1)
USD	6,727	MXN	129,838	HSBC Bank, NA	2/19/2019	(48)
USD	6,760	PHP	353,399	Merrill Lynch International**	2/19/2019	(13)
USD	593	PHP	31,318	Standard Chartered Bank**	2/19/2019	(7)
USD	1,006	TRY	5,359	HSBC Bank, NA	2/19/2019	(23)
USD	3,414	THB	107,705	Credit Suisse International	2/20/2019	(34)
USD	3,421	THB	108,547	Standard Chartered Bank	2/20/2019	(54)
KRW	7,505,453	USD	6,789	Citibank, NA**	3/19/2019	(34)
USD	1,758	ARS	78,362	Citibank, NA**	3/19/2019	(253)
USD	3,676	BRL	13,727	Standard Chartered Bank**	3/19/2019	(78)
USD	18,788	CNH	131,021	Goldman Sachs International**	3/19/2019	(751)
USD	2,866	COP	9,120,570	Standard Chartered Bank**	3/19/2019	(66)
USD	729	EUR	640	Goldman Sachs International	3/19/2019	(6)
USD	6,963	EUR	6,099	TD Bank Financial Group	3/19/2019	(43)
USD	1,268	HUF	358,087	Citibank, NA	3/19/2019	(33)
USD	4,101	HUF	1,156,122	Royal Bank of Canada	3/19/2019	(100)
USD	7,742	KRW	8,710,446	Goldman Sachs International**	3/19/2019	(98)
USD	2,896	KZT	1,108,464	Citibank, NA**	3/19/2019	(2)
USD	3,302	MXN	65,580	BNP Paribas	3/19/2019	(106)
USD	3,270	MXN	68,066	Goldman Sachs International	3/19/2019	(267)
USD	400	PLN	1,500	BNP Paribas	3/19/2019	(4)
USD	9,971	PLN	37,444	Citibank, NA	3/19/2019	(102)
USD	3,961	PLN	14,885	HSBC Bank, NA	3/19/2019	(43)
USD	13,341	TRY	74,528	Goldman Sachs International	3/19/2019	(755)
USD	4,912	ZAR	67,740	Merrill Lynch International	3/19/2019	(171)
USD	2,708	ZAR	38,329	National Australia Bank Ltd.	3/19/2019	(168)
USD	3,514	ZAR	48,535	Royal Bank of Canada	3/19/2019	(128)
USD	3,329	ZAR	48,847	State Street Corp.	3/19/2019	(337)
EUR	2,722	USD	3,137	Australia & New Zealand Banking Group Ltd.	4/23/2019	–(a)
USD	508	EUR	444	State Street Corp.	4/23/2019	(3)
USD	233	EUR	203	TD Bank Financial Group	4/23/2019	–(a)

Total unrealized depreciation						(3,916)

Net unrealized depreciation						(200)

Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chile Peso
CNH	China Renminbi
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
KRW	Korea (Rep.) won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.
(a)	Amount rounds to less than one thousand.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of January 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.12	USD 13,356	286	(230)	56
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.12	USD 16,694	358	(287)	71
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	1.34	USD 9,000	194	(67)	127
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.34	USD 6,000	134	(50)	84
							972	(634)	338
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.55	USD 18,748	(317)	(90)	(407)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.33	USD 34,000	(858)	(235)	(1,093)
							(1,175)	(325)	(1,500)
							(203)	(959)	(1,162)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of January 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Asia ex-Japan IG Series 30.1	1.00	Quarterly	12/20/2023	0.80	USD 8,000	(7)	(75)	(82)
						(7)	(75)	(82)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2019 (amounts in thousands):
Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
6 month PRIBOR semi -annually	1.99 annually	Pay	7/12/2023	CZK 360,000	–	267
1 week TIIE monthly	8.20 monthly	Pay	1/21/2022	MXN 259,969	–	12
					–	279
6 month PRIBOR semi-annually	2.06 annually	Receive	7/12/2028	CZK 230,000	–	(398)
6 month BUBOR semi-annually	3.08 annually	Receive	1/31/2029	HUF 2,400,000	–	(32)
					–	(430)
					–	(151)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of total swap contracts outstanding as of January 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	972	338
Total OTC swap contracts outstanding	972	338

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(1,175)	(1,500)
Total OTC swap contracts outstanding	(1,175)	(1,500)

Abbreviations
BUBOR	Budapest Interbank Offered Rate
CZK	Czech Republic Krona
HUF	Hungarian Forint
MXN	Mexican Peso
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
USD	United States Dollar

(a) Value of floating rate index at January 31, 2019 was as follows:

Floating Rate Index	Value
6 Month BUBOR	0.27%
6 Month PRIBOR	2.06%
1 Month TIIE	8.60%

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Other Corporate Bonds	$–	$176,413	$–	$176,413
Foreign Government Securities	–	541,549	–	541,549
Options Purchased
Call Options Purchased	–	182	–	182
Short-Term Investments
Investment Companies	13,020	–	–	13,020

Total Investments in Securities	$13,020	$718,144	$–	$731,164

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$3,716	$–	$3,716
Futures Contracts	273	–	–	273
Swaps	–	279	–	279

Total Appreciation in Other Financial Instruments	$273	$3,995	$–	$4,268

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(3,916)	$–	$(3,916)
Swaps	–	(1,464)	–	(1,464)

Total Depreciation in Other Financial Instruments	$–	$(5,380)	$–	$(5,380)

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended January 31, 2019.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing houses.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 95.7%

Australia - 2.8%
Rio Tinto plc	302	16,716

Belgium - 1.7%
KBC Group NV	147	9,984

Denmark - 1.3%
Royal Unibrew A/S	108	8,129

Finland - 4.0%
Neste OYJ	184	16,819
UPM-Kymmene OYJ	244	7,091

		23,910

France - 16.8%
Air France-KLM*	687	8,642
Air Liquide SA	33	4,040
Airbus SE	42	4,795
Capgemini SE	55	6,063
Eiffage SA	77	7,188
Engie SA	765	12,268
Faurecia SA	110	4,793
Kering SA	25	12,494
Peugeot SA	428	10,772
Safran SA	98	12,815
TOTAL SA	186	10,205
Vinci SA	83	7,315

		101,390

Germany - 9.5%
Allianz SE (Registered)	83	17,550
Bayer AG (Registered)	72	5,424
Deutsche Telekom AG (Registered)	664	10,794
Hannover Rueck SE	37	5,333
MTU Aero Engines AG	32	6,988
SAP SE	28	2,866
Volkswagen AG (Preference)	49	8,341

		57,296

Italy - 4.3%
Enel SpA	2,323	14,043
Eni SpA	695	11,782

		25,825

Jordan - 0.7%
Hikma Pharmaceuticals plc	201	4,255

Luxembourg - 1.2%
ArcelorMittal	317	7,317

Netherlands - 8.8%
ABN AMRO Group NV, CVA(a)	432	10,780
Adyen NV*(a)(b)	4	2,619
ASML Holding NV	25	4,442
ASR Nederland NV	180	7,591
ING Groep NV	1,223	14,507
Koninklijke Ahold Delhaize NV	268	7,054
NN Group NV	145	6,140

		53,133

Norway - 0.5%
Telenor ASA	153	2,895

South Africa - 0.9%
Anglo American plc	205	5,232

Spain - 7.0%
ACS Actividades de Construccion y Servicios SA	261	10,810
Banco Santander SA	1,828	8,668
Repsol SA	791	13,884
Telefonica SA	1,027	8,835

		42,197

Sweden - 2.8%
Tele2 AB, Class B	264	3,308
Telefonaktiebolaget LM Ericsson, Class B	621	5,532
Volvo AB, Class B	577	8,317

		17,157

Switzerland - 17.5%
Logitech International SA (Registered)	152	5,545
Nestle SA (Registered)	310	27,010
Novartis AG (Registered)	297	25,954
Roche Holding AG	120	31,961
Zurich Insurance Group AG*	47	14,855

		105,325

United Kingdom - 14.9%
Ashtead Group plc	249	6,319
BP plc	1,431	9,775
BT Group plc	2,071	6,317
Diageo plc	106	4,027
Fevertree Drinks plc	88	2,959
Fiat Chrysler Automobiles NV*	261	4,470
GlaxoSmithKline plc	831	16,134
HSBC Holdings plc	1,165	9,808
Imperial Brands plc	268	8,908
Linde plc	31	4,956
Pearson plc	690	8,207
Persimmon plc	135	4,209
Taylor Wimpey plc	1,873	4,062

		90,151

United States - 1.0%
Burford Capital Ltd.	259	6,242

TOTAL COMMON STOCKS (Cost $578,910)		577,154

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(c)(d)(Cost $17,210)	17,210	17,210

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares(000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d)(Cost $650)	650	650

Total Investments - 98.6% (Cost $596,770)		595,014
Other Assets Less Liabilities - 1.4%		8,259

Net Assets - 100.0%		603,273

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	14.1%
Oil, Gas & Consumable Fuels	10.5
Banks	9.0
Insurance	8.6
Metals & Mining	4.9
Diversified Telecommunication Services	4.8
Food Products	4.5
Construction & Engineering	4.3
Aerospace & Defense	4.1
Automobiles	4.0
Beverages	2.5
Electric Utilities	2.4
Textiles, Apparel & Luxury Goods	2.1
Multi-Utilities	2.1
Chemicals	1.5
Tobacco	1.5
IT Services	1.5
Airlines	1.4
Machinery	1.4
Household Durables	1.4
Media	1.4
Paper & Forest Products	1.2
Food & Staples Retailing	1.2
Trading Companies & Distributors	1.1
Capital Markets	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	2.9

Abbreviations

CVA	Dutch Certification

OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $623,000.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	274	03/2019	EUR	9,901	15
FTSE 100 Index	55	03/2019	GBP	4,990	120

					135

Abbreviations

EUR	Euro

FTSE	Financial Times and the London Stock Exchange

GBP	British Pound

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$16,716	$–	$16,716
Belgium	–	9,984	–	9,984
Denmark	–	8,129	–	8,129
Finland	–	23,910	–	23,910
France	–	101,390	–	101,390
Germany	–	57,296	–	57,296
Italy	–	25,825	–	25,825
Jordan	–	4,255	–	4,255
Luxembourg	–	7,317	–	7,317
Netherlands	–	53,133	–	53,133
Norway	–	2,895	–	2,895
South Africa	–	5,232	–	5,232
Spain	–	42,197	–	42,197
Sweden	–	17,157	–	17,157
Switzerland	–	105,325	–	105,325
United Kingdom	4,956	85,195	–	90,151

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$–	$6,242	$–	$6,242
Total Common Stocks	4,956	572,198	–	577,154
Short-Term Investments
Investment Companies	17,210	–	–	17,210
Investment of cash collateral from securities loaned	650	–	–	650
Total Investments in Securities	$22,816	$572,198	$–	$595,014

Appreciation in Other Financial Instruments
Futures Contracts	$–	$135	$–	$135

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 99.8%
COMMON STOCKS — 54.7%
Argentina — 0.1%
MercadoLibre, Inc.*	7	2,668

Australia — 1.0%
Australia & New Zealand Banking Group Ltd.	293	5,325
BHP Group Ltd.	253	6,462
BHP Group plc	199	4,452
Commonwealth Bank of Australia	18	940
CSL Ltd.	13	1,856
Dexus, REIT	313	2,624
Goodman Group, REIT	290	2,465
Macquarie Group Ltd.	4	364
National Australia Bank Ltd.	21	370
Oil Search Ltd.	63	361
Rio Tinto Ltd.	88	5,566
Rio Tinto plc	18	992
Westpac Banking Corp.	37	666

		32,443

Austria — 0.2%
Erste Group Bank AG*	170	5,949

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	83	6,341
KBC Group NV	47	3,219

		9,560

Brazil — 0.6%
Ambev SA, ADR	497	2,392
Itau Unibanco Holding SA (Preference)	745	7,925
Lojas Renner SA*	256	3,196
Raia Drogasil SA*	58	985
Ultrapar Participacoes SA	127	1,994
Vale SA, ADR	28	345
WEG SA	310	1,599

		18,436

Canada — 0.7%
Advanz Pharma Corp.*	2	29
Alimentation Couche-Tard, Inc., Class B	79	4,283
Canadian National Railway Co.	41	3,383
Canadian Pacific Railway Ltd.	45	9,147
Concordia International private placement*‡	16	283
Fairfax Financial Holdings Ltd.	4	2,087
Toronto-Dominion Bank (The)	60	3,373

		22,585

Chile — 0.1%
Banco Santander Chile, ADR	70	2,270

China — 1.4%
Alibaba Group Holding Ltd., ADR*	44	7,347
Baidu, Inc., ADR*	15	2,538
CNOOC Ltd.	589	984
JD.com, Inc., ADR*	96	2,396
Ping An Insurance Group Co. of China Ltd., Class H	1,368	13,318
Tencent Holdings Ltd.	421	18,723
Tsingtao Brewery Co. Ltd., Class H	364	1,602

		46,908

Denmark — 0.4%
Chr Hansen Holding A/S	19	1,810
Novo Nordisk A/S, Class B	205	9,586
Royal Unibrew A/S	28	2,080

		13,476

Finland — 0.4%
Cargotec OYJ, Class B	35	1,161
Neste OYJ	57	5,190
Nokia OYJ	208	1,313
Outokumpu OYJ	503	2,173
UPM-Kymmene OYJ	87	2,521
Wartsila OYJ Abp	140	2,281

		14,639

France — 3.2%
Accor SA	36	1,580
Air France-KLM*	208	2,619
Air Liquide SA	63	7,616
Airbus SE	77	8,828
Alstom SA*	74	2,977
AXA SA	99	2,289
BNP Paribas SA	107	5,025
Capgemini SE	43	4,714
Eiffage SA	25	2,341
Engie SA	255	4,081
Faurecia SA	33	1,452
JCDecaux SA	63	1,866
Kering SA	8	3,978
LVMH Moet Hennessy Louis Vuitton SE	13	4,109
Orange SA	61	947
Pernod Ricard SA	32	5,267
Peugeot SA	142	3,571
Renault SA	53	3,776
Safran SA	51	6,765
Sanofi	83	7,198
Schneider Electric SE	63	4,446
Sodexo SA	29	2,995
Thales SA	12	1,376
TOTAL SA	204	11,206
Unibail-Rodamco-Westfield, REIT	9	1,603
Vinci SA	40	3,516

		106,141

Germany — 2.5%
adidas AG	12	2,938
Allianz SE (Registered)	30	6,349
BASF SE	14	1,024
Bayer AG (Registered)	100	7,566
Brenntag AG	64	3,019
Continental AG	21	3,317
Daimler AG (Registered)	93	5,503
Delivery Hero SE*(a)	50	1,851
Deutsche Bank AG (Registered)	63	558
Deutsche Boerse AG	49	6,495
Deutsche Post AG (Registered)	103	3,046
Deutsche Telekom AG (Registered)	497	8,080
Hannover Rueck SE	13	1,869

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Germany — continued
Henkel AG & Co. KGaA (Preference)	31	3,049
Infineon Technologies AG	140	3,114
MTU Aero Engines AG	10	2,093
RWE AG	107	2,671
SAP SE	130	13,415
Siemens AG (Registered)	18	2,022
Volkswagen AG (Preference)	16	2,759
Zalando SE*(a)	50	1,530

		82,268

Hong Kong — 1.2%
AIA Group Ltd.	2,302	20,790
CK Asset Holdings Ltd.	693	5,833
CK Hutchison Holdings Ltd.	301	3,038
Hong Kong Exchanges & Clearing Ltd.	146	4,556
Jardine Matheson Holdings Ltd.	62	4,134

		38,351

India — 1.0%
HDFC Bank Ltd., ADR	212	20,811
Infosys Ltd., ADR	765	8,265
Mahindra & Mahindra Ltd., GDR(a)	156	1,520
Mahindra & Mahindra Ltd., GDR(a)	188	1,828

		32,424

Indonesia — 0.4%
Astra International Tbk. PT	3,810	2,311
Bank Central Asia Tbk. PT	3,335	6,746
Bank Rakyat Indonesia Persero Tbk. PT	8,563	2,374
Unilever Indonesia Tbk. PT	325	1,163

		12,594

Ireland — 0.1%
CRH plc	43	1,244
Ryanair Holdings plc, ADR*	41	2,886

		4,130

Israel — 0.0%(b)
Teva Pharmaceutical Industries Ltd., ADR*	58	1,155

Italy — 0.6%
Assicurazioni Generali SpA	178	3,113
Enel SpA	1,928	11,653
Eni SpA	239	4,052
Telecom Italia SpA*	2,414	1,343
UniCredit SpA	26	304

		20,465

Japan — 4.0%
Asahi Group Holdings Ltd.	104	4,361
Bridgestone Corp.	94	3,626
Central Japan Railway Co.	14	3,004
Daicel Corp.	280	2,934
Daikin Industries Ltd.	43	4,643
DMG Mori Co. Ltd.	200	2,724
Electric Power Development Co. Ltd.	25	635
FANUC Corp.	18	2,993
Hitachi Ltd.	39	1,227
Honda Motor Co. Ltd.	174	5,209
Japan Airlines Co. Ltd.	55	2,017
Japan Tobacco, Inc.	119	3,005
Kao Corp.	62	4,397
Keyence Corp.	7	3,654
Komatsu Ltd.	98	2,581
Kyowa Hakko Kirin Co. Ltd.	69	1,321
Mabuchi Motor Co. Ltd.	93	3,255
Marui Group Co. Ltd.	110	2,238
Mitsubishi Corp.	122	3,573
Mitsubishi UFJ Financial Group, Inc.	881	4,727
Mitsui Fudosan Co. Ltd.	115	2,791
NGK Spark Plug Co. Ltd.	112	2,420
Nintendo Co. Ltd.	11	3,397
Nippon Telegraph & Telephone Corp.	100	4,294
Nomura Research Institute Ltd.	36	1,457
Olympus Corp.	15	615
Otsuka Corp.	69	2,240
Otsuka Holdings Co. Ltd.	90	3,671
Panasonic Corp.	272	2,666
Persol Holdings Co. Ltd.	92	1,635
Renesas Electronics Corp.*	464	2,676
Seven & i Holdings Co. Ltd.	113	4,925
Shin-Etsu Chemical Co. Ltd.	42	3,541
SMC Corp.	8	2,706
Sony Corp.	34	1,714
Sumitomo Electric Industries Ltd.	149	2,117
Sumitomo Mitsui Financial Group, Inc.	114	4,256
T&D Holdings, Inc.	258	3,198
Tokio Marine Holdings, Inc.	71	3,481
Tokyo Gas Co. Ltd.	51	1,346
Tokyu Corp.	223	3,818
Toray Industries, Inc.	332	2,462
Toyota Motor Corp.	128	7,872
West Japan Railway Co.	24	1,753
Yamato Holdings Co. Ltd.	46	1,212

		134,387

Luxembourg — 0.1%
ArcelorMittal	209	4,826

Macau — 0.1%
Sands China Ltd.	566	2,715

Malaysia — 0.0%(b)
Public Bank Bhd.	255	1,547

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV, ADR	21	1,943
Grupo Financiero Banorte SAB de CV, Class O	259	1,438
Wal-Mart de Mexico SAB de CV	845	2,220

		5,601

Netherlands — 1.4%
ABN AMRO Group NV, CVA(a)	139	3,476
Adyen NV*(a)	1	828
Akzo Nobel NV	41	3,545
ASML Holding NV	47	8,234
ASR Nederland NV	55	2,323
Heineken NV	19	1,734
ING Groep NV	663	7,871
Koninklijke Ahold Delhaize NV	80	2,113

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Netherlands — continued
Koninklijke Philips NV	38	1,493
NN Group NV	105	4,444
Royal Dutch Shell plc, Class A	197	6,113
Royal Dutch Shell plc, Class B	185	5,754

		47,928

Norway — 0.0%(b)
Telenor ASA	46	866

Peru — 0.1%
Credicorp Ltd.	12	2,959

Russia — 0.1%
Sberbank of Russia PJSC	1,008	3,371
Sberbank of Russia PJSC, ADR	74	1,010
Sberbank of Russia PJSC, ADR	10	143

		4,524

Singapore — 0.1%
DBS Group Holdings Ltd.	254	4,532
United Overseas Bank Ltd.	23	426

		4,958

South Africa — 0.5%
Bid Corp. Ltd.	58	1,252
Bidvest Group Ltd. (The)	147	2,260
Capitec Bank Holdings Ltd.	21	1,863
FirstRand Ltd.	662	3,477
Mr Price Group Ltd.	48	810
RMB Holdings Ltd.	173	1,097
Sanlam Ltd.	281	1,785
Shoprite Holdings Ltd.	118	1,456
Tiger Brands Ltd.	51	1,070

		15,070

South Korea — 0.3%
NAVER Corp.	14	1,749
Samsung Electronics Co. Ltd.	181	7,534

		9,283

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	84	3,463
Banco Santander SA	1,122	5,321
Bankia SA	789	2,300
Iberdrola SA	837	6,921
Iberdrola SA*	21	175
Industria de Diseno Textil SA	167	4,674
Repsol SA	270	4,736
Telefonica SA	433	3,725

		31,315

Sweden — 0.4%
Lundin Petroleum AB	81	2,583
Svenska Handelsbanken AB, Class A	360	3,914
Tele2 AB, Class B	81	1,010
Telefonaktiebolaget LM Ericsson, Class B	186	1,661
Volvo AB, Class B	209	3,013

		12,181

Switzerland — 2.9%
Cie Financiere Richemont SA (Registered)	53	3,638
Credit Suisse Group AG (Registered)*	266	3,233
LafargeHolcim Ltd. (Registered)*	87	4,112
Logitech International SA (Registered)	47	1,705
Nestle SA (Registered)	329	28,715
Novartis AG (Registered)	231	20,209
Roche Holding AG	78	20,861
Swiss Re AG	40	3,881
UBS Group AG (Registered)*	209	2,716
Zurich Insurance Group AG*	19	5,934

		95,004

Taiwan — 0.6%
Delta Electronics, Inc.	428	2,138
Largan Precision Co. Ltd.	8	1,017
President Chain Store Corp.	372	3,951
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	358	13,472

		20,578

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	145	2,173
Siam Commercial Bank PCL (The)	344	1,475

		3,648

Turkey — 0.0%(b)
KOC Holding A/S	193	648

United Kingdom — 3.3%
3i Group plc	329	3,672
AstraZeneca plc	66	4,791
Aviva plc	975	5,301
Barratt Developments plc	345	2,438
BP plc	1,004	6,859
British American Tobacco plc	168	5,925
Burberry Group plc	260	6,137
Diageo plc	141	5,379
Dixons Carphone plc	843	1,527
Fiat Chrysler Automobiles NV*	86	1,475
GlaxoSmithKline plc	495	9,606
HSBC Holdings plc	553	4,658
InterContinental Hotels Group plc	51	2,926
ITV plc	1,548	2,627
Legal & General Group plc	973	3,316
Linde plc	29	4,632
Lloyds Banking Group plc	2,614	1,993
Prudential plc	267	5,228
RELX plc	167	3,683
Smith & Nephew plc	196	3,696
Standard Chartered plc	538	4,338
Taylor Wimpey plc	941	2,040
Unilever NV, CVA	204	10,912
Vodafone Group plc	2,419	4,412
Whitbread plc	19	1,237

		108,808

United States — 25.4%
Acadia Healthcare Co., Inc.*	44	1,213
Adobe, Inc.*	11	2,762
AdvanSix, Inc.*	41	1,281
Alleghany Corp.	3	1,652
Allergan plc	27	3,884
Ally Financial, Inc.	41	1,081
Alphabet, Inc., Class A*	2	2,157
Alphabet, Inc., Class C*	14	15,796

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Altice USA, Inc., Class A	523		10,276
Amazon.com, Inc.*	10		17,124
American Electric Power Co., Inc.	69		5,477
American Express Co.	41		4,175
American Homes 4 Rent, Class A, REIT	106		2,354
American International Group, Inc.	99		4,264
AmerisourceBergen Corp.	28		2,347
Amphenol Corp., Class A	24		2,152
Analog Devices, Inc.	36		3,541
Anthem, Inc.	5		1,394
Apple, Inc.(c)	73		12,214
Applied Materials, Inc.	61		2,396
Arista Networks, Inc.*	9		1,870
Arrow Electronics, Inc.*	50		3,812
AutoZone, Inc.*	7		5,834
Avaya Holdings Corp.*	19		325
Avery Dennison Corp.	27		2,794
Ball Corp.	181		9,458
Bank of America Corp.	515		14,653
Berkshire Hathaway, Inc., Class A*	—	(d)	9,033
Berkshire Hathaway, Inc., Class B*	50		10,201
Best Buy Co., Inc.	35		2,061
Biogen, Inc.*	4		1,463
BlackRock, Inc.	5		2,134
Boeing Co. (The)	16		6,248
Brinker International, Inc.	31		1,255
Brixmor Property Group, Inc., REIT	191		3,279
Capital One Financial Corp.(c)	105		8,432
Carlisle Cos., Inc.	22		2,414
Catalent, Inc.*	45		1,660
CBRE Group, Inc., Class A*(c)	147		6,735
CBS Corp. (Non-Voting), Class B	52		2,573
Centene Corp.*	18		2,286
Charles Schwab Corp. (The)	131		6,133
Charter Communications, Inc., Class A*	16		5,307
Chevron Corp.	34		3,951
Chubb Ltd.	25		3,372
Cigna Corp.	99		19,706
Cisco Systems, Inc.(c)	113		5,363
Citigroup, Inc.	82		5,256
Citizens Financial Group, Inc.	124		4,189
Claire’s Stores, Inc.*‡	—	(d)	261
Clorox Co. (The)	8		1,248
Columbia Sportswear Co.	22		2,004
CommScope Holding Co., Inc.*	114		2,387
Concho Resources, Inc.*(c)	20		2,414
ConocoPhillips	67		4,510
Copart, Inc.*	52		2,623
CorePoint Lodging, Inc., REIT	65		794
Corning, Inc.	80		2,655
Coty, Inc., Class A	203		1,575
Deere & Co.	16		2,704
Delta Air Lines, Inc.(c)	124		6,122
DexCom, Inc.*	18		2,593
Diamondback Energy, Inc.	20		2,029
Discovery, Inc., Class A*	73		2,077
Discovery, Inc., Class C*	6		154
DISH Network Corp., Class A*	159		4,881
DocuSign, Inc.*	26		1,270
Dover Corp.	39		3,403
Duke Energy Corp.	28		2,465
East West Bancorp, Inc.	55		2,774
EastGroup Properties, Inc., REIT	21		2,166
Edison International	25		1,429
Energizer Holdings, Inc.	45		2,134
Entercom Communications Corp., Class A(c)	257		1,882
EOG Resources, Inc.	23		2,281
EQT Corp.	77		1,500
Equitrans Midstream Corp.*	61		1,275
Eversource Energy	35		2,431
Evolent Health, Inc., Class A*	74		1,303
Exact Sciences Corp.*	31		2,819
Exelixis, Inc.*	96		2,273
Expedia Group, Inc.	20		2,340
Exxon Mobil Corp.(c)	74		5,452
Facebook, Inc., Class A*(c)	16		2,638
Fair Isaac Corp.*	9		2,061
Federal Realty Investment Trust, REIT	20		2,621
Ferguson plc	112		7,528
Fifth Third Bancorp	96		2,584
First Data Corp., Class A*	63		1,563
First Republic Bank	46		4,405
Fiserv, Inc.*	163		13,501
Fortune Brands Home & Security, Inc.	31		1,394
Genuine Parts Co.	21		2,104
Global Payments, Inc.	42		4,700
GoDaddy, Inc., Class A*	47		3,245
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	209		2,520
Hartford Financial Services Group, Inc. (The)	75		3,523
HCA Healthcare, Inc.	14		1,886
Hewlett Packard Enterprise Co.	116		1,805
Hilton Worldwide Holdings, Inc.	63		4,717
Home Depot, Inc. (The)	29		5,280
Honeywell International, Inc.	33		4,802
Illinois Tool Works, Inc.(c)	27		3,654
Illumina, Inc.*	10		2,912
Intercept Pharmaceuticals, Inc.*	10		1,200
Intuit, Inc.	17		3,718
Intuitive Surgical, Inc.*	6		2,961
Invesco Ltd.	93		1,693
Jazz Pharmaceuticals plc*	17		2,099
Johnson & Johnson	46		6,157
Keurig Dr Pepper, Inc.	67		1,816
Kimco Realty Corp., REIT	166		2,817
Kinder Morgan, Inc.	270		4,885
Kohl’s Corp.	51		3,531
Kroger Co. (The)	66		1,877
Lennox International, Inc.	14		3,202
LKQ Corp.*	48		1,257
Loews Corp.(c)	155		7,428
Lululemon Athletica, Inc.*	21		3,044
M&T Bank Corp.	40		6,659
Marathon Petroleum Corp.	51		3,348
Marsh & McLennan Cos., Inc.	39		3,418
Martin Marietta Materials, Inc.	32		5,633

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Mastercard, Inc., Class A	45		9,413
Medtronic plc	27		2,378
Merck & Co., Inc.	107		7,955
Microsoft Corp.(c)	207		21,574
Mid-America Apartment Communities, Inc., REIT	41		4,168
Middleby Corp. (The)*	14		1,635
Molson Coors Brewing Co., Class B	34		2,270
Morgan Stanley	98		4,142
Murphy USA, Inc.*	31		2,265
Nasdaq, Inc.	33		2,915
Netflix, Inc.*	16		5,329
Nexstar Media Group, Inc., Class A	43		3,588
NextEra Energy, Inc.	64		11,417
NII Holdings, Inc.*	1		5
NiSource, Inc.	56		1,540
Nordson Corp.	12		1,512
Nordstrom, Inc.	74		3,433
Northern Trust Corp.	30		2,661
NVIDIA Corp.(c)	21		2,962
Occidental Petroleum Corp.	59		3,928
Old Dominion Freight Line, Inc.	13		1,786
O’Reilly Automotive, Inc.*	8		2,713
Oshkosh Corp.	25		1,840
Outfront Media, Inc., REIT	129		2,681
Packaging Corp. of America	30		2,808
Palo Alto Networks, Inc.*	13		2,896
Parker-Hannifin Corp.	17		2,845
PayPal Holdings, Inc.*	56		4,954
PBF Energy, Inc., Class A	26		957
Penn Virginia Corp.*	—	(d)	29
Pfizer, Inc.(c)	283		12,034
Phillips 66	26		2,476
PNC Financial Services Group, Inc. (The)	57		6,984
Post Holdings, Inc.*	41		3,770
Procter & Gamble Co. (The)	41		3,953
Progressive Corp. (The)	58		3,916
Prudential Financial, Inc.	15		1,411
Public Storage, REIT	19		4,024
QUALCOMM, Inc.	39		1,908
Rayonier, Inc., REIT	87		2,638
Remington Outdoor Co., Inc.*‡	2		14
Revance Therapeutics, Inc.*	35		599
Ross Stores, Inc.	54		4,961
S&P Global, Inc.	18		3,441
Sage Therapeutics, Inc.*	7		961
SailPoint Technologies Holding, Inc.*	59		1,688
salesforce.com, Inc.*	37		5,661
ServiceNow, Inc.*	19		4,187
Southwest Airlines Co.	58		3,305
Spark Therapeutics, Inc.*	19		917
Splunk, Inc.*	23		2,891
Spotify Technology SA*	17		2,361
Stanley Black & Decker, Inc.	18		2,246
SunTrust Banks, Inc.	86		5,114
T. Rowe Price Group, Inc.	58		5,421
Take-Two Interactive Software, Inc.*	24		2,514
TD Ameritrade Holding Corp.	36		2,002
Teladoc Health, Inc.*	38		2,460
Tesla, Inc.*	8		2,562
Texas Instruments, Inc.(c)	53		5,322
TherapeuticsMD, Inc.*	191		1,002
Thermo Fisher Scientific, Inc.	55		13,549
Tiffany & Co.	27		2,391
T-Mobile US, Inc.*	53		3,705
Tractor Supply Co.	28		2,354
Travelers Cos., Inc. (The)	40		4,990
United Technologies Corp.	34		4,073
UnitedHealth Group, Inc.(c)	111		29,898
Unum Group	29		1,020
US Bancorp	87		4,468
Vectren Corp.	29		2,113
Veeva Systems, Inc., Class A*	24		2,657
Verizon Communications, Inc.(c)	309		17,018
Vertex Pharmaceuticals, Inc.*	16		2,995
Visa, Inc., Class A(c)	49		6,565
Vistra Energy Corp.*	17		430
Vulcan Materials Co.	19		1,930
Walgreens Boots Alliance, Inc.	66		4,784
Waste Connections, Inc.	92		7,729
Wayfair, Inc., Class A*	12		1,349
Wells Fargo & Co.(c)	231		11,284
Westrock Co.	62		2,531
Weyerhaeuser Co., REIT	52		1,374
Williams Cos., Inc. (The)	155		4,183
WW Grainger, Inc.	7		2,051
Xcel Energy, Inc.	104		5,443
Xilinx, Inc.	25		2,802
Zebra Technologies Corp., Class A*	13		2,273

			843,052

TOTAL COMMON STOCKS (Cost $1,650,917)			1,816,360

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
United States — 9.4%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	450		442
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	109		108
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	84		83
Series 2005-19CB, Class A2, IF, 11.42%, 6/25/2035(e)	20		22
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	1,102		930
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	1,092		1,009
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	2,778		2,705
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	757		597

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(e)(f)	3,495	3,495
Series 2018-3, Class A1, 3.65%, 9/25/2048(e)(f)	940	940
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(f)	800	797
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(e)(f)	1,299	1,298
Banc of America Funding Trust
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	63	59
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 4.22%, 1/25/2034(e)	1,825	1,789
Series 2005-4, Class 23A1, 4.12%, 5/25/2035(e)	71	71
Series 2005-4, Class 23A2, 4.12%, 5/25/2035(e)	545	551
Series 2005-5, Class 1A4, 3.07%, 7/25/2035(e)	926	922
Series 2005-7, Class 12A3, 3.19%, 8/25/2035(e)	84	83
Bear Stearns ARM Trust
Series 2005-9, Class A1, 4.73%, 10/25/2035(e)	206	207
Series 2006-1, Class A1, 4.91%, 2/25/2036(e)	371	373
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class M1, 3.34%, 6/25/2034‡(e)	608	550
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 4.36%, 10/25/2027‡(e)(f)	1,660	1,658
Series 2018-3A, Class M2, 5.26%, 10/25/2027‡(e)(f)	1,440	1,443
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	292	228
Series 2007-A1, Class 1A1, 4.51%, 2/25/2037(e)	98	99
Series 2007-A1, Class 8A1, 4.68%, 2/25/2037(e)	133	137
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.26%, 5/25/2023(e)(f)	4,120	4,122
Series 2018-GT1, Class B, 6.01%, 5/25/2023‡(e)(f)	840	845
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	86	87
Series 2004-25, Class 2A1, 3.19%, 2/25/2035(e)	437	428
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	647	564
Series 2005-31, Class 2A1, 3.98%, 1/25/2036(e)	511	485
Series 2006-21, Class A14, 6.00%, 2/25/2037	210	179
Series 2007-10, Class A4, 5.50%, 7/25/2037	237	184
Series 2007-9, Class A11, 5.75%, 7/25/2037	2,285	1,893
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.36%, 8/25/2035(e)	347	347
Series 2005-11, Class A2A, 4.82%, 10/25/2035(e)	97	98
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.46%, 8/25/2035(e)	425	429
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(f)(g)	2,113	2,114
Series 2018-2, Class A2, 5.32%, 11/25/2022(f)(g)	740	739
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048(e)(f)	2,897	2,889
Series 2018-4, Class A1, 4.01%, 12/28/2048(e)(f)	2,898	2,906
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-8, Class 5A1, 6.00%, 12/25/2034	440	463
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, 3.48%, 4/25/2058(e)(f)	2,090	2,089
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 2.81%, 4/25/2036(e)	738	693
FHLMC Multifamily Structured Pass-Through Certificates
Series FREMF 2019 K-C03, 0.40%, 11/25/2024	29,800	785
FHLMC REMIC
Series 3768, Class CB, 3.50%, 12/15/2025	6,885	7,029
Series 3806, Class L, 3.50%, 2/15/2026	600	620
Series 4323, Class VA, 4.00%, 3/15/2027	729	758
Series 4496, Class CA, 2.00%, 7/15/2031	3,379	3,297
Series 4261, Class PA, 3.00%, 7/15/2032	7,055	7,082
Series 4279, Class JA, 3.00%, 2/15/2037	1,308	1,314
Series 3397, Class FK, 3.29%, 12/15/2037(e)	2,262	2,285
Series 4073, Class AJ, 3.00%, 8/15/2038	4,239	4,243
Series 4510, Class HB, 2.00%, 3/15/2040	5,806	5,630

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 3778, Class JA, 3.50%, 4/15/2040	4,743	4,836
Series 4639, Class AC, 3.00%, 5/15/2040	463	464
Series 4364, Class A, 3.00%, 8/15/2040	4,657	4,668
Series 4363, Class B, 3.00%, 12/15/2040	4,342	4,355
Series 3788, Class FA, 3.04%, 1/15/2041(e)	8,217	8,260
Series 4366, Class KA, 3.00%, 3/15/2041	7,936	7,941
Series 4467, Class AB, 3.00%, 7/15/2041	1,062	1,065
Series 4184, Class GM, 3.50%, 9/15/2041	9,403	9,575
Series 4112, Class FC, 2.86%, 1/15/2042(e)	883	879
Series 4223, Class AL, 3.00%, 8/15/2042	4,232	4,239
Series 4561, Class BA, 3.50%, 9/15/2042	1,609	1,632
Series 4800, Class PA, 3.50%, 7/15/2043	7,733	7,834
Series 4446, Class MA, 3.50%, 12/15/2050	1,093	1,106
FHLMC STRIPS
Series 242, Class F29, 2.76%, 11/15/2036(e)	998	1,007
Series 311, Class F1, 3.06%, 8/15/2043(e)	479	485
Series 326, Class F2, 3.06%, 3/15/2044(e)	1,022	1,025
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.81%, 9/25/2030(e)	3,000	2,977
Flagstar Mortgage Trust
Series 2018-6RR, Class 1A2, 3.21%, 10/25/2048(e)(f)	1,798	1,785
FNMA REMIC
Series 2005-10, Class BK, 5.00%, 3/25/2025	112	116
Series 2014-3, Class AM, 2.50%, 1/25/2032	477	472
Series 2013-135, Class GA, 3.00%, 7/25/2032	424	426
Series 2006-5, Class 1A, 4.22%, 8/25/2034(e)	2,047	2,113
Series 2007-30, Class LF, 2.82%, 4/25/2037(e)	1,087	1,090
Series 2013-26, Class AK, 2.50%, 11/25/2038	2,533	2,511
Series 2012-87, Class CA, 2.00%, 6/25/2039	1,660	1,624
Series 2014-29, Class BA, 3.00%, 3/25/2040	1,092	1,094
Series 2014-36, Class EJ, 3.00%, 6/25/2040	3,947	3,949
Series 2010-142, Class FM, 2.98%, 12/25/2040(e)	2,103	2,107
Series 2015-15, Class GH, 2.50%, 3/25/2041	5,836	5,742
Series 2017-50, Class CB, 2.00%, 4/25/2041	3,765	3,719
Series 2017-4, Class AH, 3.00%, 5/25/2041	10,602	10,606
Series 2016-11, Class LA, 3.50%, 5/25/2042	2,194	2,217
Series 2013-58, Class KJ, 3.00%, 2/25/2043	8,570	8,573
Series 2018-18, Class P, 3.50%, 4/25/2043	13,631	13,869
Series 2013-101, Class FE, 3.11%, 10/25/2043(e)	9,673	9,710
Series 2016-103, Class LA, 3.00%, 5/25/2044	1,395	1,391
Series 2017-14, Class DA, 3.00%, 2/25/2045	2,003	1,986
Series 2015-54, Class FA, 2.86%, 7/25/2045(e)	2,506	2,498
Series 2016-40, Class PA, 3.00%, 7/25/2045	397	396
Series 2016-8, Class FA, 2.96%, 3/25/2046(e)	5,612	5,589
Series 2016-40, Class FA, 3.16%, 7/25/2046(e)	940	954
Series 2016-75, Class FC, 2.91%, 10/25/2046(e)	1,633	1,621
Series 2017-41, Class ME, 3.00%, 5/25/2053	13,734	13,742
Series 2017-99, Class MA, 3.50%, 5/25/2053	1,650	1,673
Series 2017-49, Class JA, 4.00%, 7/25/2053	17,581	18,073
Series 2017-96, Class KA, 3.00%, 1/25/2055	4,144	4,141
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M1, 3.23%, 1/25/2031(e)	1,143	1,141
Series 2018-C05, Class 1M2, 4.86%, 1/25/2031(e)	3,250	3,258
GNMA
Series 2008-35, Class FH, 3.10%, 4/20/2038(e)	1,906	1,930
Series 2014-117, Class FP, 2.80%, 6/20/2043(e)	2,112	2,113
GSR Mortgage Loan Trust
Series 2004-11, Class 2A2, 4.43%, 9/25/2034(e)	275	275
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(e)(f)	3,005	3,010
Impac CMB Trust
Series 2004-6, Class 1A2, 3.29%, 10/25/2034(e)	86	84
Series 2005-2, Class 2A2, 3.31%, 4/25/2035(e)	384	367

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2005-4, Class 2A2, 3.27%, 5/25/2035(e)	345	325
Series 2005-4, Class 2M2, 3.63%, 5/25/2035(e)	244	225
Series 2005-4, Class 2B1, 4.98%, 5/25/2035‡(e)	365	351
JP Morgan Alternative Loan Trust
Series 2007-A2, Class 12A3, 2.70%, 6/25/2037(e)	364	363
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 4.23%, 11/25/2035(e)	209	204
Series 2006-A7, Class 2A2, 4.22%, 1/25/2037(e)	1,303	1,243
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.70%, 4/21/2034(e)	227	232
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	89	91
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 4.40%, 5/25/2033(e)	114	113
Series 2005-A2, Class A3, 4.29%, 2/25/2035(e)	47	48
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.31%, 7/25/2034(e)	108	106
Series 2004-7AR, Class 2A6, 4.42%, 9/25/2034(e)	263	266
Series 2004-11AR, Class 1A2A, 2.82%, 1/25/2035(e)	225	220
Series 2005-1, Class 2A1, 4.19%, 4/25/2035(e)	50	49
MortgageIT Trust
Series 2005-1, Class 1B1, 4.01%, 2/25/2035‡(e)	318	306
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(e)(f)	1,405	1,409
OBX Trust
Series 2018-EXP1, Class 2A1B, 3.36%, 4/25/2048(e)(f)	2,235	2,225
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.90%, 11/25/2035(e)	360	354
Series 2005-5, Class 1APT, 2.79%, 12/25/2035(e)	726	669
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 2.72%, 4/25/2036(e)	839	784
Series 2006-1, Class 1AC1, 2.81%, 4/25/2036(e)	599	570
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 5.36%, 2/25/2023(e)(f)	3,940	3,943
PRPM LLC
Series 2019-1A, Class A1, 4.50%, 1/25/2024(e)(f)	2,100	2,097
RALI Trust
Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	53	50
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	719	663
Residential Asset Securitization Trust
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,906	2,361
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	679	633
Series 2007-S6, Class 2A5, 3.01%, 6/25/2037(e)	2,498	2,077
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(e)(f)	3,439	3,421
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(f)(g)	660	654
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(e)(f)	3,332	3,329
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	4	4
Series 2005-AR3, Class A1, 3.71%, 3/25/2035(e)	621	609
Series 2005-AR5, Class A6, 3.93%, 5/25/2035(e)	412	415
Series 2005-AR7, Class A3, 4.09%, 8/25/2035(e)	322	325
Series 2005-AR10, Class 1A3, 4.12%, 9/25/2035(e)	212	211
Series 2005-AR14, Class 1A4, 4.22%, 12/25/2035(e)	285	282
Series 2005-AR8, Class 2AB2, 3.35%, 7/25/2045(e)	2,078	2,080
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-H, Class A1, 4.72%, 9/25/2033(e)	134	136
Series 2003-K, Class 1A1, 4.69%, 11/25/2033(e)	181	183
Series 2003-M, Class A1, 4.90%, 12/25/2033(e)	208	213
Series 2004-H, Class A1, 4.42%, 6/25/2034(e)	95	97
Series 2004-K, Class 1A2, 4.48%, 7/25/2034(e)	52	53

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2004-N, Class A7, 4.60%, 8/25/2034(e)		128	129
Series 2004-EE, Class 2A2, 4.53%, 12/25/2034(e)		79	81
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034(e)		123	125
Series 2004-CC, Class A1, 4.99%, 1/25/2035(e)		441	451
Series 2004-DD, Class 1A1, 5.01%, 1/25/2035(e)		250	260
Series 2005-AR1, Class 1A1, 5.08%, 2/25/2035(e)		674	691
Series 2005-AR3, Class 1A1, 4.49%, 3/25/2035(e)		298	306
Series 2005-AR2, Class 2A2, 4.52%, 3/25/2035(e)		214	219
Series 2005-AR2, Class 3A1, 4.74%, 3/25/2035(e)		70	71
Series 2005-AR10, Class 2A1, 4.68%, 6/25/2035(e)		349	359
Series 2005-AR14, Class A1, 4.54%, 8/25/2035(e)		345	350
Series 2005-AR16, Class 6A3, 4.48%, 10/25/2035(e)		163	165
Series 2005-17, Class 2A1, 5.50%, 1/25/2036		1,201	1,202
Series 2006-AR3, Class A3, 4.17%, 3/25/2036(e)		129	128
Series 2006-AR2, Class 2A3, 4.77%, 3/25/2036(e)		36	37
Series 2006-AR6, Class 7A1, 4.81%, 3/25/2036(e)		367	372

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $313,967)			312,441

FOREIGN GOVERNMENT SECURITIES — 8.0%
Albania — 0.0%(b)
Republic of Albania 3.50%, 10/9/2025(f)	EUR	191	220

Angola — 0.0%(b)
Republic of Angola
7.00%, 8/17/2019(a)		279	280
9.50%, 11/12/2025(a)		200	222
9.38%, 5/8/2048(a)		200	210

			712

Argentina — 0.1%
Provincia de Buenos Aires
5.75%, 6/15/2019(a)		450	450
9.95%, 6/9/2021(a)		150	146
4.02%, 5/15/2035(a)(g)		60	37
Republic of Argentina
6.88%, 4/22/2021		150	143
6.63%, 7/6/2028		650	534
8.28%, 12/31/2033		136	120
7.63%, 4/22/2046		175	142
6.88%, 1/11/2048		142	109
7.13%, 6/28/2117		18	14

			1,695

Australia — 0.1%
Republic of Australia
2.00%, 12/21/2021(a)	AUD	160	117
2.75%, 4/21/2024(a)	AUD	1,322	1,002
2.75%, 6/21/2035(a)	AUD	635	476
3.00%, 3/21/2047(a)	AUD	482	365

			1,960

Azerbaijan — 0.0%(b)
Republic of Azerbaijan
4.75%, 3/18/2024(a)		300	304
3.50%, 9/1/2032(a)		200	171

			475

Belarus — 0.0%(b)
Republic of Belarus
6.88%, 2/28/2023(a)		200	206
7.63%, 6/29/2027(a)		200	209
7.63%, 6/29/2027(f)		230	240

			655

Belgium — 0.2%
Belgium Government Bond
0.50%, 10/22/2024(a)	EUR	1,260	1,479
0.80%, 6/22/2025(a)	EUR	1,660	1,978
0.80%, 6/22/2027(a)	EUR	455	535
1.00%, 6/22/2031(a)	EUR	1,395	1,614
1.90%, 6/22/2038(a)	EUR	923	1,156
1.60%, 6/22/2047(a)	EUR	227	260
2.15%, 6/22/2066(a)	EUR	187	229

			7,251

Bermuda — 0.0%(b)
Republic of Bermuda 4.85%, 2/6/2024(a)		200	210

Brazil — 0.0%(b)
Federative Republic of Brazil
4.63%, 1/13/2028		300	298
5.00%, 1/27/2045		300	277

			575

Canada — 0.1%
Canada Government Bond
5.00%, 6/1/2037	CAD	410	448
4.00%, 6/1/2041	CAD	240	241
3.50%, 12/1/2045	CAD	274	265
2.75%, 12/1/2048	CAD	323	278
2.75%, 12/1/2064	CAD	100	90
Province of Ontario Canada 4.00%, 10/7/2019		350	353

			1,675

Chile — 0.0%(b)
Republic of Chile 3.86%, 6/21/2047		200	194

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(a)	EUR	3,800	4,344
People’s Republic of China 2.36%, 8/18/2021(a)	CNY	1,000	146

			4,490

Colombia — 0.1%
Republic of Colombia
3.88%, 4/25/2027		200	198
7.75%, 9/18/2030	COP	700,000	237
5.00%, 6/15/2045		800	809
5.20%, 5/15/2049		250	257

			1,501

Costa Rica — 0.0%(b)
Instituto Costarricense de Electricidad 6.38%, 5/15/2043(a)		200	147
Republic of Costa Rica 4.38%, 4/30/2025(a)		200	176

			323

Croatia — 0.0%(b)
Republic of Croatia
6.38%, 3/24/2021(a)		500	527
6.00%, 1/26/2024(a)		462	509

			1,036

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2020	DKK	1,930	300
0.50%, 11/15/2027	DKK	3,820	607
4.50%, 11/15/2039	DKK	2,600	705

			1,612

Dominican Republic — 0.1%
Government of Dominican Republic
5.88%, 4/18/2024(a)		200	207
6.88%, 1/29/2026(a)		450	484
5.95%, 1/25/2027(a)		120	123
7.45%, 4/30/2044(a)		100	109
6.85%, 1/27/2045(a)		400	413

			1,336

Ecuador — 0.0%(b)
Republic of Ecuador
10.50%, 3/24/2020(a)		300	312
8.88%, 10/23/2027(a)		150	140

			452

Egypt — 0.0%(b)
Republic of Egypt
5.88%, 6/11/2025(a)		300	282
8.50%, 1/31/2047(a)		200	193
7.90%, 2/21/2048(a)		300	277

			752

El Salvador — 0.0%(b)
Republic of El Salvador
7.38%, 12/1/2019(a)		250	253
7.75%, 1/24/2023(a)		150	158
5.88%, 1/30/2025(a)		90	86
6.38%, 1/18/2027(a)		100	96
8.25%, 4/10/2032(a)		150	158
7.63%, 2/1/2041(a)		240	237

			988

Ethiopia — 0.0%(b)
Republic of Ethiopia 6.63%, 12/11/2024(a)		400	403

France — 0.5%
Caisse d’Amortissement de la Dette Sociale 1.88%, 7/28/2020(f)		650	642
Republic of France
0.00%, 5/25/2021(a)	EUR	1,900	2,197
1.75%, 5/25/2023(a)	EUR	80	100
2.25%, 5/25/2024(a)	EUR	1,186	1,526
1.75%, 11/25/2024(a)	EUR	490	618
2.50%, 5/25/2030(a)	EUR	1,914	2,621
1.50%, 5/25/2031(a)	EUR	1,625	2,014
1.75%, 6/25/2039(a)	EUR	230	287
3.25%, 5/25/2045(a)	EUR	1,971	3,166
2.00%, 5/25/2048(a)	EUR	1,005	1,280
1.75%, 5/25/2066(a)	EUR	487	559

			15,010

Gabon — 0.0%(b)
Republic of Gabonese
6.38%, 12/12/2024(a)		400	381
6.95%, 6/16/2025(a)		200	191

			572

Germany — 0.1%
Federal Republic of Germany 4.75%, 7/4/2034(a)	EUR	780	1,476

Ghana — 0.0%(b)
Republic of Ghana
7.63%, 5/16/2029(a)		200	191
8.63%, 6/16/2049(a)		200	186

			377

Honduras — 0.0%(b)
Republic of Honduras
8.75%, 12/16/2020(a)		300	322
6.25%, 1/19/2027(a)		300	308

			630

Hungary — 0.0%(b)
Republic of Hungary
5.38%, 3/25/2024		700	756
3.00%, 10/27/2027	HUF	31,090	115

			871

Indonesia — 0.1%
Republic of Indonesia
2.88%, 7/8/2021(a)	EUR	1,200	1,451
5.88%, 1/15/2024(a)		300	327
4.35%, 1/8/2027(a)		200	203
6.63%, 5/15/2033	IDR	16,500,000	1,014
6.75%, 1/15/2044(a)		200	251

			3,246

Italy — 0.7%
Republic of Italy
1.05%, 12/1/2019	EUR	2,220	2,562
0.65%, 11/1/2020	EUR	1,913	2,202
2.15%, 12/15/2021	EUR	220	261
0.10%, 5/15/2022(a)	EUR	1,646	1,860
0.95%, 3/1/2023	EUR	3,199	3,611
2.45%, 10/1/2023(a)	EUR	427	509
1.50%, 6/1/2025	EUR	2,916	3,250

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Italy — continued
3.40%, 9/15/2026(a)	EUR	749	962
4.75%, 9/1/2028(a)	EUR	2,051	2,798
1.65%, 3/1/2032(a)	EUR	2,618	2,629
2.25%, 9/1/2036(a)	EUR	1,826	1,878
4.75%, 9/1/2044(a)	EUR	632	882
3.45%, 3/1/2048(a)	EUR	589	675
2.80%, 3/1/2067(a)	EUR	142	139

			24,218

Ivory Coast — 0.0%(b)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(a)(g)		272	250
6.13%, 6/15/2033(a)		600	535

			785

Jamaica — 0.0%(b)
Government of Jamaica
6.75%, 4/28/2028		400	439
8.00%, 3/15/2039		200	237

			676

Japan — 2.8%
Government of Japan
0.10%, 1/15/2020	JPY	788,350	7,257
0.10%, 12/20/2020	JPY	895,950	8,267
0.10%, 12/20/2021	JPY	675,150	6,246
0.80%, 9/20/2022	JPY	815,550	7,750
0.10%, 12/20/2022	JPY	694,650	6,443
0.50%, 9/20/2024	JPY	781,800	7,444
0.10%, 6/20/2028	JPY	77,400	720
1.60%, 3/20/2032	JPY	866,950	9,446
1.50%, 6/20/2034	JPY	539,500	5,876
0.70%, 3/20/2037	JPY	579,450	5,615
0.60%, 9/20/2037	JPY	764,700	7,269
2.00%, 9/20/2040	JPY	23,750	285
1.50%, 3/20/2045	JPY	2,900	32
1.40%, 12/20/2045	JPY	443,850	4,877
0.80%, 12/20/2047	JPY	635,700	6,087
0.90%, 3/20/2057	JPY	32,050	310
Japan Bank for International Cooperation
1.75%, 5/28/2020		1,000	988
3.13%, 7/20/2021		1,298	1,308
Japan Finance Organization for Municipalities
2.13%, 4/13/2021(a)		1,800	1,770
0.88%, 9/22/2021(a)	EUR	2,800	3,281
3.25%, 4/24/2023(f)		1,890	1,910

			93,181

Jordan — 0.0%(b)
Kingdom of Jordan 7.38%, 10/10/2047(a)		650	614

Kazakhstan — 0.1%
Republic of Kazakhstan
Zero Coupon, 3/15/2019(f)	KZT	283,000	741
3.88%, 10/14/2024(a)		200	204
6.50%, 7/21/2045(a)		200	249

			1,194

Kenya — 0.0%(b)
Republic of Kenya
5.88%, 6/24/2019(a)		260	261
6.88%, 6/24/2024(a)		200	200
7.25%, 2/28/2028(a)		200	195
8.25%, 2/28/2048(a)		200	192

			848

Kuwait — 0.0%(b)
Kuwait Government Bond 2.75%, 3/20/2022(a)		700	691

Lebanon — 0.1%
Republic of Lebanon
6.00%, 5/20/2019(a)		163	162
5.45%, 11/28/2019(a)		271	266
6.38%, 3/9/2020		414	397
5.80%, 4/14/2020(a)		400	377
6.15%, 6/19/2020		185	174
8.25%, 4/12/2021(a)		211	201
6.00%, 1/27/2023(a)		187	166
6.65%, 4/22/2024(a)		238	210
6.60%, 11/27/2026(a)		50	42
6.65%, 11/3/2028(a)		245	203
6.65%, 2/26/2030(a)		30	25

			2,223

Macedonia, the Former Yugoslav Republic of — 0.0%(b)
Former Yugoslav Republic of Macedonia
2.75%, 1/18/2025(f)	EUR	114	132
2.75%, 1/18/2025(a)	EUR	100	115

			247

Mexico — 0.1%
United Mexican States
2.38%, 4/9/2021	EUR	2,400	2,885
5.75%, 3/5/2026	MXN	10,000	450
7.75%, 5/29/2031	MXN	10,000	489
4.60%, 1/23/2046		200	184
5.75%, 10/12/2110		100	99

			4,107

Mongolia — 0.0%(b)
Mongolia Government Bond
10.88%, 4/6/2021(a)		200	221
8.75%, 3/9/2024(a)		200	218

			439

Montenegro — 0.0%(b)
Republic of Montenegro 3.38%, 4/21/2025(f)	EUR	100	115

Nigeria — 0.0%(b)
Republic of Nigeria
6.75%, 1/28/2021(a)		200	206
7.63%, 11/21/2025(f)		200	208
6.50%, 11/28/2027(a)		200	192
8.75%, 1/21/2031(f)		200	211
9.25%, 1/21/2049(f)		200	213

			1,030

Oman — 0.1%
Oman Government Bond
4.75%, 6/15/2026(a)		300	268
5.38%, 3/8/2027(a)		662	601
5.63%, 1/17/2028(a)		230	210
6.50%, 3/8/2047(a)		210	176
6.75%, 1/17/2048(a)		700	597

			1,852

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Pakistan — 0.0%(b)
Republic of Pakistan
7.25%, 4/15/2019(a)		400	400
6.88%, 12/5/2027(a)		200	194

			594

Panama — 0.0%(b)
Republic of Panama
6.70%, 1/26/2036		500	633
4.50%, 4/16/2050		400	402

			1,035

Paraguay — 0.0%(b)
Republic of Paraguay
4.63%, 1/25/2023(a)		200	204
5.00%, 4/15/2026(a)		200	207
6.10%, 8/11/2044(a)		150	163
5.60%, 3/13/2048(a)		200	206

			780

Peru — 0.0%(b)
Republic of Peru 5.94%, 2/12/2029(f)	PEN	60	19

Poland — 0.0%(b)
Republic of Poland 2.75%, 4/25/2028	PLN	2,250	605

Qatar — 0.2%
State of Qatar
5.25%, 1/20/2020(a)		3,600	3,672
3.88%, 4/23/2023(f)		860	876

			4,548

Romania — 0.0%(b)
Republic of Romania
4.38%, 8/22/2023(a)		250	254
4.88%, 1/22/2024(a)		150	156
5.13%, 6/15/2048(a)		200	197

			607

Russia — 0.0%(b)
Russian Federation
4.88%, 9/16/2023(a)		400	414
5.88%, 9/16/2043(a)		600	661

			1,075

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)		3,700	3,598
4.63%, 10/4/2047(a)		300	282
5.00%, 4/17/2049(a)		471	467

			4,347

Serbia — 0.0%(b)
Republic of Serbia
4.88%, 2/25/2020(a)		200	202
7.25%, 9/28/2021(a)		400	435

			637

South Africa — 0.1%
Republic of South Africa
5.50%, 3/9/2020		100	102
5.88%, 5/30/2022		100	105
4.85%, 9/27/2027		310	302
4.30%, 10/12/2028		400	373
6.50%, 2/28/2041	ZAR	12,001	650
5.38%, 7/24/2044		200	186
8.75%, 2/28/2048	ZAR	4,500	311

			2,029

South Korea — 0.1%
Export-Import Bank of Korea 4.38%, 9/15/2021		2,900	2,986

Spain — 0.8%
Kingdom of Spain
2.75%, 4/30/2019	EUR	3,380	3,897
0.05%, 1/31/2021	EUR	1,287	1,480
0.75%, 7/30/2021	EUR	1,597	1,870
0.40%, 4/30/2022	EUR	3,563	4,139
1.60%, 4/30/2025(a)	EUR	2,980	3,625
1.50%, 4/30/2027(a)	EUR	306	364
1.45%, 10/31/2027(a)	EUR	2,826	3,338
1.40%, 7/30/2028(a)	EUR	3,044	3,547
1.95%, 7/30/2030(a)	EUR	2,479	2,990
4.70%, 7/30/2041(a)	EUR	616	1,029
2.90%, 10/31/2046(a)	EUR	564	722
2.70%, 10/31/2048(a)	EUR	174	213
3.45%, 7/30/2066(a)	EUR	200	276

			27,490

Sri Lanka — 0.0%(b)
Republic of Sri Lanka
6.25%, 10/4/2020(a)		400	401
5.75%, 4/18/2023(a)		200	193
6.85%, 11/3/2025(a)		200	197
6.75%, 4/18/2028(a)		300	286

			1,077

Sweden — 0.2%
Kingdom of Sweden
5.00%, 12/1/2020	SEK	1,630	198
1.50%, 11/13/2023(a)	SEK	4,690	558
0.75%, 5/12/2028	SEK	2,490	284
3.50%, 3/30/2039	SEK	1,310	208
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,325

			4,573

Turkey — 0.1%
Export Credit Bank of Turkey 8.25%, 1/24/2024(f)		400	414
Republic of Turkey
7.00%, 3/11/2019		300	301
3.25%, 3/23/2023		518	473
5.20%, 2/16/2026	EUR	120	141
5.13%, 2/17/2028		540	487
6.88%, 3/17/2036		300	294
4.88%, 4/16/2043		200	157

			2,267

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2019(a)		104	104
7.75%, 9/1/2020(a)		229	227
7.75%, 9/1/2022(a)		396	382
8.99%, 2/1/2024(f)		200	197
7.75%, 9/1/2024(a)		250	233
7.38%, 9/25/2032(a)		828	704

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Ukraine — continued
0.00%, 5/31/2040(a)(e)		820	501

			2,348

United Kingdom — 0.7%
United Kingdom Gilt
1.50%, 1/22/2021(a)	GBP	4,080	5,427
0.50%, 7/22/2022(a)	GBP	1,352	1,755
2.00%, 9/7/2025(a)	GBP	280	391
4.25%, 6/7/2032(a)	GBP	1,976	3,474
1.75%, 9/7/2037(a)	GBP	4,282	5,704
4.75%, 12/7/2038(a)	GBP	264	529
4.25%, 12/7/2046(a)	GBP	96	196
1.50%, 7/22/2047(a)	GBP	2,700	3,363
3.75%, 7/22/2052(a)	GBP	229	460
1.75%, 7/22/2057(a)	GBP	1,645	2,223
2.50%, 7/22/2065(a)	GBP	185	312

			23,834

Uruguay — 0.1%
Republic of Uruguay
7.88%, 1/15/2033		400	542
5.10%, 6/18/2050		180	185
4.98%, 4/20/2055		530	533

			1,260

Venezuela, Bolivarian Republic of — 0.0%(b)
Republic of Venezuela
7.75%, 10/13/2019(a)(h)		130	40
6.00%, 12/9/2020(a)(h)		70	21
12.75%, 8/23/2022(a)(h)		180	60
8.25%, 10/13/2024(a)(h)		30	10
7.65%, 4/21/2025(a)		30	9
11.75%, 10/21/2026(a)(h)		120	40
9.25%, 5/7/2028(a)(h)		230	71

			251

Zambia — 0.0%(b)
Republic of Zambia 8.97%, 7/30/2027(a)		600	495

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $267,711)			265,774

CORPORATE BONDS — 5.5%
Argentina — 0.0%(b)
Pampa Energia SA
7.38%, 7/21/2023(a)		75	71
7.50%, 1/24/2027(a)		150	134

			205

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.
5.10%, 1/13/2020(f)		100	102
2.13%, 8/19/2020		250	247
Brambles USA, Inc. 5.35%, 4/1/2020(f)		177	181
Commonwealth Bank of Australia 2.25%, 3/10/2020(f)		83	82
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(f)		113	113
5.13%, 5/15/2024(f)		115	112
Macquarie Bank Ltd. 2.40%, 1/21/2020(f)		282	281
National Australia Bank Ltd.
2.25%, 1/10/2020		250	249
(ICE LIBOR USD 3 Month + 0.51%), 3.19%, 5/22/2020(f)(i)		250	251
Scentre Group Trust 1 REIT, 2.38%, 11/5/2019(f)		157	156
Suncorp-Metway Ltd. 2.35%, 4/27/2020(f)		141	139
Westpac Banking Corp.
4.88%, 11/19/2019		170	173
2.15%, 3/6/2020		524	520

			2,606

Azerbaijan — 0.0%(b)
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)		300	329

Bahrain — 0.0%(b)
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)		300	298
Oil and Gas Holding Co. BSCC (The) 7.63%, 11/7/2024(f)		200	212

			510

Brazil — 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(f)		200	218
JSL Europe SA 7.75%, 7/26/2024(f)		230	227
Petrobras Global Finance BV
6.25%, 3/17/2024		110	116
6.00%, 1/27/2028		720	719

			1,280

Canada — 0.3%
Advanz Pharma Corp. 8.00%, 9/6/2024		421	400
Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(f)		96	95
Bank of Montreal
1.50%, 7/18/2019		265	264
(ICE LIBOR USD 3 Month + 0.25%), 3.02%, 9/11/2019(i)		30	30
(ICE LIBOR USD 3 Month + 0.40%), 3.15%, 1/22/2021(i)		641	641
Bank of Nova Scotia (The)
2.05%, 6/5/2019		265	264
(ICE LIBOR USD 3 Month + 0.42%), 3.16%, 1/25/2021(i)		650	650
Baytex Energy Corp. 5.63%, 6/1/2024(f)		49	44
Bombardier, Inc.
6.00%, 10/15/2022(f)		813	783
6.13%, 1/15/2023(f)		383	369
7.50%, 3/15/2025(f)		318	307

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Canada — continued
Garda World Security Corp.
7.25%, 11/15/2021(f)		34	34
8.75%, 5/15/2025(f)		975	904
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(f)		352	363
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(f)		200	189
Hudbay Minerals, Inc.
7.25%, 1/15/2023(f)		95	98
7.63%, 1/15/2025(f)		70	72
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(f)		199	201
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(f)		198	168
Mattamy Group Corp. 6.88%, 12/15/2023(f)		130	126
MEG Energy Corp.
6.38%, 1/30/2023(f)		90	80
7.00%, 3/31/2024(f)		59	52
NOVA Chemicals Corp.
4.88%, 6/1/2024(f)		307	292
5.00%, 5/1/2025(f)		292	268
Open Text Corp. 5.88%, 6/1/2026(f)		288	297
Precision Drilling Corp. 7.13%, 1/15/2026(f)		25	23
Quebecor Media, Inc. 5.75%, 1/15/2023		120	124
Royal Bank of Canada 1.50%, 7/29/2019		265	264
Seven Generations Energy Ltd. 5.38%, 9/30/2025(f)		131	126
Stars Group Holdings BV 7.00%, 7/15/2026(f)		164	167
Teck Resources Ltd.
6.13%, 10/1/2035		245	256
6.00%, 8/15/2040		260	261
Toronto-Dominion Bank (The)
1.45%, 8/13/2019		270	268
(ICE LIBOR USD 3 Month + 0.15%), 2.93%, 10/24/2019(i)		16	16
Videotron Ltd. 5.38%, 6/15/2024(f)		55	57

			8,553

Chile — 0.0%(b)
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)		200	193
5.25%, 11/6/2029(f)		200	211

			404

China — 0.2%
China Development Bank
0.38%, 11/16/2021(a)	EUR	1,270	1,450
2.63%, 1/24/2022(a)		3,000	2,950
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)		200	194
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)		200	197
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019(a)		200	196
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(a)		250	228
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)		200	197

			5,412

Colombia — 0.0%(b)
Ecopetrol SA
5.88%, 9/18/2023		200	212
5.38%, 6/26/2026		228	237
Geopark Ltd. 6.50%, 9/21/2024(f)		200	193

			642

Costa Rica — 0.0%(b)
Banco Nacional de Costa Rica 5.88%, 4/25/2021(a)		200	197

Denmark — 0.0%(b)
DKT Finance ApS 9.38%, 6/17/2023(f)		85	89

Ecuador — 0.0%(b)
Petroamazonas EP
4.63%, 2/16/2020(a)		200	195
4.63%, 11/6/2020(f)		450	431

			626

Finland — 0.0%(b)
Nokia OYJ 4.38%, 6/12/2027		258	250
Nordea Bank AB 2.50%, 9/17/2020(f)		200	198
Nordea Bank Abp
4.88%, 1/27/2020(f)		285	290
2.13%, 5/29/2020(f)		238	235

			973

France — 0.3%
Altice France SA
6.25%, 5/15/2024(f)		250	245
7.38%, 5/1/2026(f)		334	322
Banque Federative du Credit Mutuel SA
2.00%, 4/12/2019(f)		200	200
2.20%, 7/20/2020(f)		434	428
BNP Paribas SA 2.45%, 3/17/2019		27	27
Credit Agricole SA 2.75%, 6/10/2020(f)		300	298
Dexia Credit Local SA
0.75%, 1/25/2023(a)	EUR	1,200	1,405
1.63%, 12/8/2023(a)	GBP	2,800	3,682
1.25%, 11/26/2024(a)	EUR	2,100	2,515
Orange SA 1.63%, 11/3/2019		191	189
WEA Finance LLC REIT, 2.70%, 9/17/2019(f)		200	200

			9,511

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Germany — 0.1%
BMW US Capital LLC
1.50%, 4/11/2019(f)		200	199
(ICE LIBOR USD 3 Month + 0.38%), 3.17%, 4/6/2020(f)(i)		312	312
Daimler Finance North America LLC 3.10%, 5/4/2020(f)		300	300
Kreditanstalt fuer Wiederaufbau 1.25%, 9/30/2019		530	525
Siemens Financieringsmaatschappij NV 2.20%, 3/16/2020(f)		250	248
Unitymedia GmbH 6.13%, 1/15/2025(f)		175	181

			1,765

Ghana — 0.0%(b)
Tullow Oil plc 7.00%, 3/1/2025(f)		256	247

Hong Kong — 0.0%(b)
Hutchison Whampoa International Ltd. 7.63%, 4/9/2019(f)		100	101
WTT Investment Ltd. 5.50%, 11/21/2022(f)		410	408

			509

Hungary — 0.0%(b)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)		200	208

Indonesia — 0.0%(b)
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(f)		200	212
6.76%, 11/15/2048(f)		200	220
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039(f)		200	209
Pertamina Persero PT 6.45%, 5/30/2044(a)		200	221
Perusahaan Listrik Negara PT 4.13%, 5/15/2027(a)		200	192

			1,054

Ireland — 0.1%
Ardagh Packaging Finance plc
7.25%, 5/15/2024(f)		200	207
6.00%, 2/15/2025(f)		450	438
Avolon Holdings Funding Ltd. 5.50%, 1/15/2023(f)		120	122
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(f)		557	566

			1,333

Italy — 0.0%(b)
Telecom Italia Capital SA
6.38%, 11/15/2033		205	186
6.00%, 9/30/2034		86	75
7.20%, 7/18/2036		47	45

			306

Japan — 0.1%
Development Bank of Japan, Inc. 3.13%, 9/6/2023(f)		1,850	1,868
MUFG Bank Ltd.
2.30%, 3/10/2019(f)		377	377
2.30%, 3/5/2020(f)		200	198
Nomura Holdings, Inc. 6.70%, 3/4/2020		253	263

			2,706

Kazakhstan — 0.0%(b)
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)		200	224
KazMunayGas National Co. JSC
3.88%, 4/19/2022(a)		200	200
4.75%, 4/19/2027(a)		200	202
5.38%, 4/24/2030(a)		200	207
6.38%, 10/24/2048(a)		200	214

			1,047

Kuwait — 0.0%(b)
Kuwait Projects Co. SPC Ltd. 4.80%, 2/5/2019(a)		700	699

Luxembourg — 0.1%
Altice Financing SA 7.50%, 5/15/2026(f)		465	440
Altice Luxembourg SA 7.63%, 2/15/2025(f)		500	425
Intelsat Connect Finance SA 9.50%, 2/15/2023(f)		374	349
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		490	445
8.00%, 2/15/2024(f)		532	554
8.50%, 10/15/2024(f)		288	291
9.75%, 7/15/2025(f)		171	178
Intelsat Luxembourg SA 8.13%, 6/1/2023		162	135

			2,817

Mauritius — 0.0%(b)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(f)		260	265

Mexico — 0.1%
America Movil SAB de CV
5.00%, 10/16/2019		250	252
5.00%, 3/30/2020		360	367
Cemex SAB de CV
5.70%, 1/11/2025(f)		345	346
6.13%, 5/5/2025(f)		800	815
Cometa Energia SA de CV 6.38%, 4/24/2035(f)		415	402
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 6.42%, 3/11/2022(i)		200	202
5.38%, 3/13/2022		50	49
6.50%, 3/13/2027		629	604
6.75%, 9/21/2047		355	309

			3,346

Netherlands — 0.2%
ABN AMRO Bank NV 2.45%, 6/4/2020(f)		200	198
BNG Bank NV
2.50%, 2/16/2021(f)		3,538	3,526
4.75%, 3/6/2023(a)	AUD	602	478

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Netherlands — continued
NXP BV 4.63%, 6/15/2022(f)		200	204
Shell International Finance BV
1.38%, 5/10/2019		173	172
4.38%, 3/25/2020		259	264
UPCB Finance IV Ltd. 5.38%, 1/15/2025(f)		185	178
Ziggo Bond Co. BV 5.88%, 1/15/2025(f)		295	279

			5,299

New Zealand — 0.0%(b)
ANZ New Zealand Int’l Ltd. 2.25%, 2/1/2019(f)		216	216

Nigeria — 0.0%(b)
IHS Netherlands Holdco BV 9.50%, 10/27/2021(a)		280	288

Norway — 0.0%(b)
DNO ASA 8.75%, 5/31/2023(a)		200	202
Equinor ASA 2.25%, 11/8/2019		135	134

			336

Panama — 0.0%(b)
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(f)		200	208

Peru — 0.1%
Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025(a)		200	206
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)		200	196
Inkia Energy Ltd. 5.88%, 11/9/2027(f)		230	218
Nexa Resources SA 5.38%, 5/4/2027(a)		200	198
Petroleos del Peru SA 5.63%, 6/19/2047(a)		400	406

			1,224

Qatar — 0.0%(b)
ABQ Finance Ltd. 3.50%, 2/22/2022(a)		990	964

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(a)	EUR	2,000	2,313
3.63%, 8/1/2028(f)		6,158	6,309

			8,622

South Africa — 0.0%(b)
Eskom Holdings SOC Ltd. 7.13%, 2/11/2025(a)		200	197

South Korea — 0.0%(b)
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(a)(i)		910	811

Spain — 0.0%(b)
AI Candelaria Spain SLU 7.50%, 12/15/2028(f)		340	334

Sweden — 0.0%(b)
Skandinaviska Enskilda Banken AB
2.38%, 3/25/2019(f)		391	390
1.50%, 9/13/2019		250	248

			638

Switzerland — 0.0%(b)
Novartis Securities Investment Ltd. 5.13%, 2/10/2019		230	230
UBS AG 2.20%, 6/8/2020(f)		300	296

			526

Trinidad and Tobago — 0.0%(b)
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(a)		350	329

Tunisia — 0.0%(b)
Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(f)	EUR	100	112

Turkey — 0.0%(b)
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)		270	260

United Arab Emirates — 0.0%(b)
DAE Funding LLC 4.50%, 8/1/2022(f)		141	139
EA Partners I BV 6.88%, 9/28/2020(a)		590	331
MAF Global Securities Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(i)(j)(k)		220	204
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(f)		412	372

			1,046

United Kingdom — 0.1%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019(f)		148	150
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(i)(j)(k)		211	211
4.38%, 9/11/2024		335	328
Jaguar Land Rover Automotive plc 4.50%, 10/1/2027(f)		473	350
KCA Deutag UK Finance plc 7.25%, 5/15/2021(f)		308	243
Nationwide Building Society 2.35%, 1/21/2020(f)		237	235
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(i)(j)(k)		200	204

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(i)(j)(k)	200	213
6.13%, 12/15/2022	450	473
6.00%, 12/19/2023	330	345
Standard Chartered plc 2.25%, 4/17/2020(f)	200	197
Unilever Capital Corp. 2.20%, 3/6/2019	113	113
United Utilities plc 5.38%, 2/1/2019	165	165
Virgin Media Secured Finance plc 5.25%, 1/15/2026(f)	200	197

		3,424

United States — 3.3%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	61	60
6.50%, 3/1/2024	175	172
ACE Cash Express, Inc. 12.00%, 12/15/2022(f)	217	201
ADT Security Corp. (The) 4.13%, 6/15/2023	576	554
AECOM 5.13%, 3/15/2027	287	270
Ahern Rentals, Inc. 7.38%, 5/15/2023(f)	300	261
AIG Global Funding
2.15%, 7/2/2020(f)	163	161
(ICE LIBOR USD 3 Month + 0.65%), 3.38%, 1/22/2021(f)(i)	281	281
AK Steel Corp.
6.38%, 10/15/2025	335	272
7.00%, 3/15/2027	40	33
Albertsons Cos. LLC
6.63%, 6/15/2024	765	753
5.75%, 3/15/2025	210	197
7.50%, 3/15/2026(f)	111	111
Alcoa Nederland Holding BV 6.75%, 9/30/2024(f)	202	210
Allegheny Technologies, Inc. 5.95%, 1/15/2021	26	26
Alliance Data Systems Corp. 5.38%, 8/1/2022(f)	352	352
Allison Transmission, Inc. 4.75%, 10/1/2027(f)	202	188
Ally Financial, Inc.
5.13%, 9/30/2024	240	250
5.75%, 11/20/2025	176	183
8.00%, 11/1/2031	113	136
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	223	206
5.88%, 11/15/2026	119	107
6.13%, 5/15/2027	133	118
AMC Networks, Inc. 4.75%, 8/1/2025	203	196
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	666	648
6.50%, 4/1/2027	516	494
American Express Credit Corp.
1.88%, 5/3/2019	79	79
(ICE LIBOR USD 3 Month + 0.57%), 3.32%, 10/30/2019(i)	34	34
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 2.77%, 11/13/2019(i)	45	45
2.00%, 2/14/2020	250	248
1.95%, 7/20/2020	350	345
AmeriGas Partners LP
5.63%, 5/20/2024	25	25
5.50%, 5/20/2025	170	166
5.88%, 8/20/2026	127	125
AmWINS Group, Inc. 7.75%, 7/1/2026(f)	130	130
Andeavor Logistics LP
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(i)(j)(k)	245	234
Antero Resources Corp. 5.13%, 12/1/2022	156	156
Apple, Inc. 2.10%, 5/6/2019	38	38
Arconic, Inc.
5.13%, 10/1/2024	311	313
5.90%, 2/1/2027	242	242
Athene Global Funding 2.75%, 4/20/2020(f)	470	466
Avaya, Inc. 7.00%, 4/1/2019‡(h)	561	—	(d)
Avis Budget Car Rental LLC
6.38%, 4/1/2024(f)	87	86
5.25%, 3/15/2025(f)	246	221
B&G Foods, Inc. 5.25%, 4/1/2025	121	119
Banff Merger Sub, Inc. 9.75%, 9/1/2026(f)	313	298
Bank of America Corp.
5.63%, 7/1/2020	300	312
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(i)(j)(k)	218	229
Bank of New York Mellon (The)
(ICE LIBOR USD 3 Month + 0.30%), 3.04%, 12/4/2020(i)	250	250
Bausch Health Cos., Inc.
5.50%, 3/1/2023(f)	50	49
5.88%, 5/15/2023(f)	252	247
7.00%, 3/15/2024(f)	118	124
6.13%, 4/15/2025(f)	911	861
9.00%, 12/15/2025(f)	627	666
BB&T Corp.
6.85%, 4/30/2019	125	126
2.45%, 1/15/2020	43	43
Berry Global, Inc.
5.50%, 5/15/2022	40	40

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
4.50%, 2/15/2026(f)	55	52
Big River Steel LLC 7.25%, 9/1/2025(f)	93	98
Boeing Co. (The) 6.00%, 3/15/2019	40	40
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(f)	109	107
Boyd Gaming Corp. 6.38%, 4/1/2026	296	302
Boyne USA, Inc. 7.25%, 5/1/2025(f)	250	263
Branch Banking & Trust Co. 2.10%, 1/15/2020	500	497
Brink’s Co. (The) 4.63%, 10/15/2027(f)	125	119
Bristow Group, Inc. 6.25%, 10/15/2022	52	24
Bruin E&P Partners LLC 8.88%, 8/1/2023(f)	38	36
Buckeye Partners LP
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(i)	270	235
BWAY Holding Co. 5.50%, 4/15/2024(f)	115	112
Cablevision Systems Corp. 8.00%, 4/15/2020	438	456
Caleres, Inc.
6.25%, 8/15/2023	102	105
California Resources Corp.
5.50%, 9/15/2021	66	51
8.00%, 12/15/2022(f)	288	231
Calpine Corp.
5.75%, 1/15/2025	277	261
5.25%, 6/1/2026(f)	395	375
Camelot Finance SA 7.88%, 10/15/2024(f)	243	252
Capital One Financial Corp. 2.50%, 5/12/2020	487	484
Cardinal Health, Inc. 1.95%, 6/14/2019	75	75
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	192	190
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(f)	128	124
Caterpillar Financial Services Corp. 2.10%, 6/9/2019	28	28
CBS Radio, Inc. 7.25%, 11/1/2024(f)	150	141
CCM Merger, Inc. 6.00%, 3/15/2022(f)	103	104
CCO Holdings LLC
5.13%, 2/15/2023	50	51
5.75%, 9/1/2023	335	342
5.88%, 4/1/2024(f)	839	860
5.38%, 5/1/2025(f)	60	60
5.75%, 2/15/2026(f)	564	574
5.13%, 5/1/2027(f)	95	92
5.00%, 2/1/2028(f)	97	92
CDW LLC 5.50%, 12/1/2024	155	160
Centene Corp.
6.13%, 2/15/2024	83	87
4.75%, 1/15/2025	340	345
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	215	219
Series T, 5.80%, 3/15/2022	245	245
CFX Escrow Corp.
6.00%, 2/15/2024(f)	42	42
6.38%, 2/15/2026(f)	20	20
Charles Schwab Corp. (The) 4.45%, 7/22/2020	300	307
Chemours Co. (The) 7.00%, 5/15/2025	189	197
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	130	143
5.88%, 3/31/2025	225	236
Cheniere Energy Partners LP
5.25%, 10/1/2025	88	89
5.63%, 10/1/2026(f)	98	98
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 6.04%, 4/15/2019(i)	23	23
7.00%, 10/1/2024	316	308
8.00%, 1/15/2025	121	122
8.00%, 6/15/2027	304	291
Cincinnati Bell, Inc. 7.00%, 7/15/2024(f)	377	325
Cinemark USA, Inc. 4.88%, 6/1/2023	161	159
Cisco Systems, Inc. 4.45%, 1/15/2020	175	178
CITGO Petroleum Corp. 6.25%, 8/15/2022(f)	100	99
Citibank NA
(ICE LIBOR USD 3 Month + 0.30%), 3.06%, 10/20/2020(i)	250	250
Citigroup, Inc.
2.50%, 7/29/2019	175	175
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(i)(j)(k)	100	103
Citizens Bank NA 2.45%, 12/4/2019	250	249
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	55	55
Series B, 7.63%, 3/15/2020	530	529
Series A, 6.50%, 11/15/2022	15	15
Series B, 6.50%, 11/15/2022	720	736
Clearwater Paper Corp.
4.50%, 2/1/2023	130	121
5.38%, 2/1/2025(f)	225	209

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Clearway Energy Operating LLC 5.00%, 9/15/2026	200	174
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(f)	75	72
5.75%, 3/1/2025	90	87
CNG Holdings, Inc. 9.38%, 5/15/2020(f)	229	222
CNO Financial Group, Inc. 5.25%, 5/30/2025	190	192
CNX Midstream Partners LP 6.50%, 3/15/2026(f)	77	76
Coeur Mining, Inc. 5.88%, 6/1/2024	64	59
Commercial Metals Co.
4.88%, 5/15/2023	54	52
5.38%, 7/15/2027	106	98
CommScope Technologies LLC 6.00%, 6/15/2025(f)	222	210
CommScope, Inc. 5.50%, 6/15/2024(f)	274	256
Community Health Systems, Inc.
5.13%, 8/1/2021	147	141
6.88%, 2/1/2022	232	132
6.25%, 3/31/2023	378	361
8.63%, 1/15/2024(f)	229	236
8.13%, 6/30/2024(f)	411	326
Comstock Resources, Inc. 9.75%, 8/15/2026(f)	65	60
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(f)	165	159
Constellium NV 5.75%, 5/15/2024(f)	255	249
Covanta Holding Corp. 5.88%, 3/1/2024	120	120
Crestwood Midstream Partners LP
6.25%, 4/1/2023	19	19
5.75%, 4/1/2025	191	187
Crown Americas LLC
4.75%, 2/1/2026	134	131
4.25%, 9/30/2026	25	24
CSC Holdings LLC
6.75%, 11/15/2021	304	319
5.38%, 7/15/2023(f)	280	283
5.25%, 6/1/2024	155	149
7.75%, 7/15/2025(f)	200	209
6.63%, 10/15/2025(f)	250	262
5.50%, 5/15/2026(f)	287	284
5.50%, 4/15/2027(f)	188	184
6.50%, 2/1/2029(f)	300	304
CSI Compressco LP 7.50%, 4/1/2025(f)	114	109
Curo Group Holdings Corp. 8.25%, 9/1/2025(f)	383	325
CVR Partners LP 9.25%, 6/15/2023(f)	883	923
DaVita, Inc.
5.13%, 7/15/2024	378	373
5.00%, 5/1/2025	316	304
DCP Midstream LP
Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(i)(j)(k)	198	186
DCP Midstream Operating LP
3.88%, 3/15/2023	290	283
5.38%, 7/15/2025	143	146
6.75%, 9/15/2037(f)	50	51
Dean Foods Co. 6.50%, 3/15/2023(f)	125	97
Delek Logistics Partners LP 6.75%, 5/15/2025	276	273
Dell International LLC
5.88%, 6/15/2021(f)	193	196
7.13%, 6/15/2024(f)	162	171
Denbury Resources, Inc. 7.50%, 2/15/2024(f)	217	190
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	22	21
Diamondback Energy, Inc. 4.75%, 11/1/2024(f)	76	76
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	402	256
DISH DBS Corp.
5.13%, 5/1/2020	365	366
6.75%, 6/1/2021	475	483
5.88%, 7/15/2022	63	60
5.00%, 3/15/2023	140	122
Dole Food Co., Inc. 7.25%, 6/15/2025(f)	234	213
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	101	101
DowDuPont, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 3.42%, 11/15/2020(i)	65	65
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	362	357
DTE Energy Co. 1.50%, 10/1/2019	70	69
DTE Gas Co. 5.00%, 10/1/2019	197	200
Eldorado Resorts, Inc.
6.00%, 4/1/2025	310	312
6.00%, 9/15/2026(f)	145	144
Embarq Corp. 8.00%, 6/1/2036	1,025	969
EMC Corp. 3.38%, 6/1/2023	30	28
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(f)	120	127
Endo Dac
6.00%, 7/15/2023(f)	323	264
6.00%, 2/1/2025(f)(g)	200	154
Endo Finance LLC 5.38%, 1/15/2023(f)	250	204
Energy Transfer LP 4.25%, 3/15/2023	132	133

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.88%, 1/15/2024	183	196
5.50%, 6/1/2027	115	119
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(i)(j)(k)	195	174
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(i)(j)(k)	205	166
4.40%, 4/1/2024	155	148
4.15%, 6/1/2025	119	112
4.85%, 7/15/2026	51	48
5.60%, 4/1/2044	35	30
Ensco plc
8.00%, 1/31/2024	49	43
5.20%, 3/15/2025	112	83
7.75%, 2/1/2026	26	21
5.75%, 10/1/2044	158	103
Enterprise Development Authority (The) 12.00%, 7/15/2024(f)	400	377
Enterprise Products Operating LLC
2.55%, 10/15/2019	30	30
5.25%, 1/31/2020	64	65
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077(i)	76	68
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(i)	124	108
Envision Healthcare Corp. 8.75%, 10/15/2026(f)	324	295
EOG Resources, Inc.
5.63%, 6/1/2019	319	322
2.45%, 4/1/2020	124	123
EP Energy LLC
9.38%, 5/1/2020	88	70
8.00%, 11/29/2024(f)	221	177
8.00%, 2/15/2025(f)	406	200
7.75%, 5/15/2026(f)	268	247
Equinix, Inc. REIT, 5.75%, 1/1/2025	288	296
ERAC USA Finance LLC 2.35%, 10/15/2019(f)	53	53
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(f)	186	184
Exela Intermediate LLC 10.00%, 7/15/2023(f)	368	369
Exelon Generation Co. LLC
5.20%, 10/1/2019	58	59
2.95%, 1/15/2020	77	77
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(f)	14	13
5.63%, 2/1/2026(f)	21	17
Exxon Mobil Corp. 1.91%, 3/6/2020	63	63
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(f)	251	242
First Data Corp.
5.00%, 1/15/2024(f)	99	101
5.75%, 1/15/2024(f)	112	115
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	108	112
FirstCash, Inc. 5.38%, 6/1/2024(f)	150	150
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(f)	47	44
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	640	614
5.40%, 11/14/2034	337	298
5.45%, 3/15/2043	223	192
Frontier Communications Corp.
7.13%, 1/15/2023	215	128
11.00%, 9/15/2025	337	217
8.50%, 4/1/2026(f)	130	118
FXI Holdings, Inc. 7.88%, 11/1/2024(f)	210	198
Genesis Energy LP
6.75%, 8/1/2022	50	50
6.00%, 5/15/2023	75	72
5.63%, 6/15/2024	197	181
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(f)	265	284
Global Partners LP
6.25%, 7/15/2022	350	340
7.00%, 6/15/2023	35	34
Golden Nugget, Inc. 6.75%, 10/15/2024(f)	119	119
Goldman Sachs Group, Inc. (The)
2.55%, 10/23/2019	100	100
(ICE LIBOR USD 3 Month + 1.16%), 3.93%, 4/23/2020(i)	260	261
Goodman Networks, Inc. 8.00%, 5/11/2022	39	19
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	512	511
5.00%, 5/31/2026	140	129
Gray Television, Inc.
5.13%, 10/15/2024(f)	128	124
5.88%, 7/15/2026(f)	100	98
7.00%, 5/15/2027(f)	120	125
Greif, Inc. 6.50%, 3/1/2027(f)(l)	119	120
Group 1 Automotive, Inc. 5.25%, 12/15/2023(f)	130	125
Gulfport Energy Corp. 6.00%, 10/15/2024	50	47
H&E Equipment Services, Inc. 5.63%, 9/1/2025	130	127
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(f)	91	85
HCA, Inc.
7.50%, 2/15/2022	427	468
5.88%, 5/1/2023	209	221
5.38%, 2/1/2025	1,407	1,452
5.63%, 9/1/2028	28	29
5.88%, 2/1/2029	95	99

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.50%, 6/15/2047	133	139
HCP, Inc. REIT, 2.63%, 2/1/2020	156	155
Hecla Mining Co. 6.88%, 5/1/2021	225	225
Hertz Corp. (The)
7.38%, 1/15/2021	127	126
7.63%, 6/1/2022(f)	40	40
5.50%, 10/15/2024(f)	91	74
Hilcorp Energy I LP 6.25%, 11/1/2028(f)	129	126
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	42	41
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	70	71
Holly Energy Partners LP 6.00%, 8/1/2024(f)	134	135
HSBC USA, Inc. 2.35%, 3/5/2020	444	441
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	90
5.25%, 8/1/2026	121	116
6.63%, 8/1/2026	119	114
Huntington National Bank (The)
2.38%, 3/10/2020	250	248
(ICE LIBOR USD 3 Month + 0.55%), 3.29%, 2/5/2021(i)	250	250
Icahn Enterprises LP
6.25%, 2/1/2022	64	66
6.75%, 2/1/2024	274	282
6.38%, 12/15/2025	215	220
iHeartCommunications, Inc. 9.00%, 12/15/2019(h)	442	296
ILFC E-Capital Trust I
(USD Constant Maturity 30 Year + 1.55%), 4.55%, 12/21/2065(f)(i)	1,015	771
ILFC E-Capital Trust II
(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.80%, 12/21/2065(f)(i)	680	520
Illinois Tool Works, Inc. 6.25%, 4/1/2019	108	109
Infor Software Parent LLC 7.13% (cash), 5/1/2021(f)(m)	126	127
Infor US, Inc.
5.75%, 8/15/2020(f)	184	187
6.50%, 5/15/2022	204	207
Informatica LLC 7.13%, 7/15/2023(f)	62	62
IQVIA, Inc. 4.88%, 5/15/2023(f)	145	147
IRB Holding Corp. 6.75%, 2/15/2026(f)	713	667
Iron Mountain, Inc. REIT, 4.88%, 9/15/2027(f)	592	546
Jack Ohio Finance LLC
6.75%, 11/15/2021(f)	232	239
10.25%, 11/15/2022(f)	11	12
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(f)	55	53
JBS USA LUX SA
5.88%, 7/15/2024(f)	578	584
5.75%, 6/15/2025(f)	560	559
6.75%, 2/15/2028(f)	351	354
John Deere Capital Corp.
2.30%, 9/16/2019	60	60
(ICE LIBOR USD 3 Month + 0.18%), 2.98%, 1/7/2020(i)	275	275
Kaiser Aluminum Corp. 5.88%, 5/15/2024	61	62
Koppers, Inc. 6.00%, 2/15/2025(f)	96	85
L Brands, Inc.
5.25%, 2/1/2028	110	97
6.88%, 11/1/2035	50	43
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025(f)	162	150
Lennar Corp. 5.88%, 11/15/2024	505	521
Level 3 Financing, Inc.
5.38%, 8/15/2022	95	96
5.63%, 2/1/2023	92	92
5.13%, 5/1/2023	223	221
5.38%, 1/15/2024	97	97
Levi Strauss & Co. 5.00%, 5/1/2025	5	5
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(f)	196	221
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024(f)	77	78
LPL Holdings, Inc. 5.75%, 9/15/2025(f)	193	190
Mallinckrodt International Finance SA
5.63%, 10/15/2023(f)	79	66
5.50%, 4/15/2025(f)	90	70
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(f)	162	164
Martin Midstream Partners LP 7.25%, 2/15/2021	278	270
MasTec, Inc. 4.88%, 3/15/2023	330	331
Mattel, Inc.
3.15%, 3/15/2023	173	151
6.75%, 12/31/2025(f)	307	290
Metropolitan Life Global Funding I
2.30%, 4/10/2019(f)	650	650
1.75%, 9/19/2019(f)	150	149
2.05%, 6/12/2020(f)	200	197
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027(f)	94	95
MGM Resorts International
6.00%, 3/15/2023	170	177

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
4.63%, 9/1/2026	296	278
Mississippi Power Co.
(ICE LIBOR USD 3 Month + 0.65%), 3.47%, 3/27/2020(i)	70	70
Morgan Stanley 5.63%, 9/23/2019	585	595
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(f)	468	465
Murphy Oil USA, Inc. 6.00%, 8/15/2023	4	4
Nabors Industries, Inc. 5.75%, 2/1/2025	106	92
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(f)	176	178
9.13%, 7/15/2026(f)	258	261
Nationstar Mortgage LLC 6.50%, 6/1/2022	358	353
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(f)	280	126
Netflix, Inc.
5.75%, 3/1/2024	100	104
5.88%, 2/15/2025	54	56
4.88%, 4/15/2028	175	166
New Albertsons LP
7.75%, 6/15/2026	15	13
6.63%, 6/1/2028	245	195
7.45%, 8/1/2029	34	30
8.70%, 5/1/2030	41	38
8.00%, 5/1/2031	300	269
New Home Co., Inc. (The) 7.25%, 4/1/2022	200	184
New York Life Global Funding
1.95%, 2/11/2020(f)	52	51
2.00%, 4/9/2020(f)	27	27
(ICE LIBOR USD 3 Month + 0.28%), 1.00%, 1/28/2021(f)(i)	135	135
(ICE LIBOR USD 3 Month + 0.32%), 2.91%, 8/6/2021(f)(i)	42	42
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(f)	35	35
5.63%, 8/1/2024(f)	145	141
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 3.05%, 9/3/2019(i)	260	259
NextEra Energy Operating Partners LP 4.50%, 9/15/2027(f)	201	183
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(f)	475	471
Nissan Motor Acceptance Corp. 2.25%, 1/13/2020(f)	37	37
Noble Holding International Ltd.
7.95%, 4/1/2025(g)	17	14
7.88%, 2/1/2026(f)	204	189
6.20%, 8/1/2040	135	83
Northern Oil and Gas, Inc. 9.50%, 5/15/2023 (Blend (cash 8.50% + PIK 1.00%))(m)	158	161
Northwest Acquisitions ULC 7.13%, 11/1/2022(f)	90	90
Novelis Corp.
6.25%, 8/15/2024(f)	121	122
5.88%, 9/30/2026(f)	294	284
NRG Energy, Inc. 6.25%, 5/1/2024	70	72
Nuance Communications, Inc. 5.63%, 12/15/2026	266	261
NuStar Logistics LP 5.63%, 4/28/2027	165	160
NVA Holdings, Inc. 6.88%, 4/1/2026(f)	133	127
Oracle Corp. 2.25%, 10/8/2019	180	180
Outfront Media Capital LLC 5.25%, 2/15/2022	30	30
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(f)	80	81
5.88%, 8/15/2023(f)	150	155
PACCAR Financial Corp.
2.20%, 9/15/2019	200	199
(ICE LIBOR USD 3 Month + 0.20%), 2.82%, 11/13/2020(i)	250	249
Party City Holdings, Inc. 6.63%, 8/1/2026(f)	376	370
PBF Holding Co. LLC
7.00%, 11/15/2023	58	58
7.25%, 6/15/2025	235	234
PBF Logistics LP 6.88%, 5/15/2023	82	84
Peabody Energy Corp.
6.00%, 3/31/2022(f)	92	92
6.38%, 3/31/2025(f)	15	14
Penske Automotive Group, Inc. 5.50%, 5/15/2026	297	290
PetSmart, Inc.
7.13%, 3/15/2023(f)	16	10
5.88%, 6/1/2025(f)	289	227
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(f)	116	118
Philip Morris International, Inc. 2.00%, 2/21/2020	150	149
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(f)	520	510
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(i)(j)(k)	205	184
Plantronics, Inc. 5.50%, 5/31/2023(f)	178	173
PNC Financial Services Group, Inc. (The) 6.70%, 6/10/2019	255	258

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(f)(m)	255	245
Prime Security Services Borrower LLC 9.25%, 5/15/2023(f)	560	592
Principal Life Global Funding II 2.20%, 4/8/2020(f)	191	190
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.42%), 3.22%, 3/29/2019(f)(i)	270	270
2.26%, 4/8/2020(f)	317	315
QEP Resources, Inc.
5.25%, 5/1/2023	111	107
5.63%, 3/1/2026	195	187
Qorvo, Inc. 5.50%, 7/15/2026(f)	62	62
Quad/Graphics, Inc. 7.00%, 5/1/2022	10	10
Quicken Loans, Inc.
5.75%, 5/1/2025(f)	122	118
5.25%, 1/15/2028(f)	268	243
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	172	145
Rackspace Hosting, Inc. 8.63%, 11/15/2024(f)	277	232
Radian Group, Inc. 4.50%, 10/1/2024	130	127
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(f)	135	133
8.25%, 11/15/2026(f)	139	130
Reliance Standard Life Global Funding II 2.50%, 1/15/2020(f)	538	535
Republic Services, Inc. 5.00%, 3/1/2020	48	49
Revlon Consumer Products Corp. 6.25%, 8/1/2024	502	275
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	170	170
6.87%, 2/15/2021	35	35
Sabre GLBL, Inc.
5.38%, 4/15/2023(f)	245	248
5.25%, 11/15/2023(f)	40	41
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	102	101
Scientific Games International, Inc.
10.00%, 12/1/2022	121	127
5.00%, 10/15/2025(f)	514	487
Sealed Air Corp. 5.25%, 4/1/2023(f)	100	102
SemGroup Corp.
5.63%, 7/15/2022	248	236
6.38%, 3/15/2025	62	58
7.25%, 3/15/2026	128	122
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(f)	322	327
Sensata Technologies BV 4.88%, 10/15/2023(f)	227	228
Service Corp. International
8.00%, 11/15/2021	95	103
5.38%, 5/15/2024	110	113
SESI LLC 7.75%, 9/15/2024	63	49
Sinclair Television Group, Inc.
5.63%, 8/1/2024(f)	47	45
5.88%, 3/15/2026(f)	104	100
Sirius XM Radio, Inc.
4.63%, 5/15/2023(f)	148	148
5.38%, 4/15/2025(f)	200	202
5.38%, 7/15/2026(f)	55	54
5.00%, 8/1/2027(f)	130	126
Six Flags Entertainment Corp. 4.88%, 7/31/2024(f)	51	50
SM Energy Co.
6.75%, 9/15/2026	124	122
6.63%, 1/15/2027	107	105
Solera LLC 10.50%, 3/1/2024(f)	156	169
Sotheby’s 4.88%, 12/15/2025(f)	200	192
Southwestern Energy Co. 7.50%, 4/1/2026	119	123
Spectrum Brands, Inc.
6.13%, 12/15/2024	125	125
5.75%, 7/15/2025	462	455
Springleaf Finance Corp.
6.13%, 5/15/2022	130	134
6.88%, 3/15/2025	300	287
7.13%, 3/15/2026	470	448
Sprint Capital Corp.
8.75%, 3/15/2032	587	644
Sprint Communications, Inc.
7.00%, 3/1/2020(f)	269	277
6.00%, 11/15/2022	403	408
Sprint Corp.
7.25%, 9/15/2021	507	533
7.13%, 6/15/2024	359	369
7.63%, 2/15/2025	559	584
Standard Industries, Inc. 6.00%, 10/15/2025(f)	435	438
Staples, Inc. 8.50%, 9/15/2025(f)	445	427
Station Casinos LLC 5.00%, 10/1/2025(f)	199	190
Steel Dynamics, Inc.
4.13%, 9/15/2025	240	228
5.00%, 12/15/2026	26	26
Stevens Holding Co., Inc. 6.13%, 10/1/2026(f)	166	168
Summit Materials LLC 5.13%, 6/1/2025(f)	280	263
Summit Midstream Holdings LLC
5.50%, 8/15/2022	63	61
5.75%, 4/15/2025	188	176
Sunoco LP
4.88%, 1/15/2023	150	148
5.50%, 2/15/2026	96	95
5.88%, 3/15/2028	41	40

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Symantec Corp. 5.00%, 4/15/2025(f)	282	281
Talen Energy Supply LLC 6.50%, 6/1/2025	355	279
Tallgrass Energy Partners LP 5.50%, 9/15/2024(f)	175	175
Targa Resources Partners LP
4.25%, 11/15/2023	216	209
5.88%, 4/15/2026(f)	63	63
5.38%, 2/1/2027	125	121
6.50%, 7/15/2027(f)	78	80
5.00%, 1/15/2028	175	165
Team Health Holdings, Inc. 6.38%, 2/1/2025(f)	600	486
TECO Finance, Inc. 5.15%, 3/15/2020	110	112
TEGNA, Inc. 6.38%, 10/15/2023	130	132
Teleflex, Inc. 4.88%, 6/1/2026	62	62
Tempur Sealy International, Inc.
5.63%, 10/15/2023	263	261
5.50%, 6/15/2026	388	371
Tenet Healthcare Corp.
4.38%, 10/1/2021	741	740
8.13%, 4/1/2022	293	306
6.75%, 6/15/2023	105	103
5.13%, 5/1/2025	378	369
7.00%, 8/1/2025	158	153
6.25%, 2/1/2027(f)	213	216
Tennant Co. 5.63%, 5/1/2025	168	166
Terraform Global Operating LLC 6.13%, 3/1/2026(f)	128	122
TerraForm Power Operating LLC
4.25%, 1/31/2023(f)	114	111
5.00%, 1/31/2028(f)	230	214
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(h)	1,000	3
T-Mobile US, Inc. 4.50%, 2/1/2026‡	123	—
T-Mobile USA, Inc.
6.00%, 4/15/2024	119	122
6.38%, 3/1/2025	817	125
5.13%, 4/15/2025	260	263
6.50%, 1/15/2026‡	780	—	(d)
4.50%, 2/1/2026	618	602
4.75%, 2/1/2028	246	118
Toll Brothers Finance Corp. 4.88%, 11/15/2025	130	126
TransDigm, Inc.
6.50%, 7/15/2024	600	592
6.25%, 3/15/2026(f)(l)	424	430
TransMontaigne Partners LP 6.13%, 2/15/2026	77	70
Transocean Pontus Ltd. 6.13%, 8/1/2025(f)	268	269
Transocean Poseidon Ltd. 6.88%, 2/1/2027(f)	60	61
Transocean, Inc.
9.00%, 7/15/2023(f)	174	182
7.25%, 11/1/2025(f)	91	86
7.50%, 1/15/2026(f)	463	440
7.50%, 4/15/2031	180	146
6.80%, 3/15/2038	199	150
9.35%, 12/15/2041(g)	242	225
Travelport Corporate Finance plc 6.00%, 3/15/2026(f)	73	75
Trinseo Materials Operating SCA 5.38%, 9/1/2025(f)	220	199
Tronox Finance plc 5.75%, 10/1/2025(f)	76	66
Tronox, Inc. 6.50%, 4/15/2026(f)	250	219
Tutor Perini Corp. 6.88%, 5/1/2025(f)	516	510
Ultra Resources, Inc. 9.00%, 7/12/2024	1,134	771
Unit Corp. 6.63%, 5/15/2021	100	95
United Continental Holdings, Inc. 5.00%, 2/1/2024	184	183
United Rentals North America, Inc.
4.63%, 10/15/2025	815	782
6.50%, 12/15/2026	255	265
United States Steel Corp.
6.88%, 8/15/2025	47	45
6.25%, 3/15/2026	188	170
UnitedHealth Group, Inc.
1.70%, 2/15/2019	76	76
1.63%, 3/15/2019	92	92
Univision Communications, Inc. 5.13%, 2/15/2025(f)	175	159
US Concrete, Inc. 6.38%, 6/1/2024	79	77
USA Compression Partners LP 6.88%, 4/1/2026	49	49
Valeant Pharmaceuticals International 8.50%, 1/31/2027(f)	191	200
Venator Finance SARL 5.75%, 7/15/2025(f)	51	42
Verscend Escrow Corp. 9.75%, 8/15/2026(f)	131	131
Vertiv Group Corp. 9.25%, 10/15/2024(f)	776	722
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(i)	299	289
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(i)	218	210
Vistra Operations Co. LLC 5.50%, 9/1/2026(f)	370	375
VOC Escrow Ltd. 5.00%, 2/15/2028(f)	53	52
W&T Offshore, Inc. 9.75%, 11/1/2023(f)	208	203

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Weatherford International LLC 6.80%, 6/15/2037	2	1
Weatherford International Ltd.
4.50%, 4/15/2022	117	74
8.25%, 6/15/2023	24	15
6.50%, 8/1/2036	23	13
7.00%, 3/15/2038	13	8
6.75%, 9/15/2040	66	38
5.95%, 4/15/2042	153	86
WellCare Health Plans, Inc. 5.25%, 4/1/2025	184	188
WESCO Distribution, Inc. 5.38%, 6/15/2024	213	210
West Street Merger Sub, Inc. 6.38%, 9/1/2025(f)	51	46
Western Digital Corp. 4.75%, 2/15/2026	248	231
Whiting Petroleum Corp. 6.63%, 1/15/2026	165	162
Windstream Services LLC 9.00%, 6/30/2025(f)	243	182
Wisconsin Power & Light Co. 4.60%, 6/15/2020	119	121
WMG Acquisition Corp.
5.63%, 4/15/2022(f)	183	185
5.50%, 4/15/2026(f)	465	459
WR Berkley Corp. 6.15%, 8/15/2019	167	170
Wyndham Destinations, Inc.
4.25%, 3/1/2022	13	13
5.40%, 4/1/2024	56	54
6.35%, 10/1/2025(g)	24	24
5.75%, 4/1/2027	55	53
XPO Logistics, Inc.
6.50%, 6/15/2022(f)	69	71
6.13%, 9/1/2023(f)	85	86
Zayo Group LLC
6.00%, 4/1/2023	226	227
6.38%, 5/15/2025	165	161

		108,020

Venezuela, Bolivarian Republic of — 0.0%(b)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(h)	75	71
9.00%, 11/17/2021(a)(h)	50	15
12.75%, 2/17/2022(a)(h)	120	35
5.38%, 4/12/2027(a)(h)	340	84
9.75%, 5/17/2035(a)(h)	170	52
5.50%, 4/12/2037(a)(h)	100	25

		282

TOTAL CORPORATE BONDS (Cost $182,682)		180,775

ASSET-BACKED SECURITIES — 4.3%
Cayman Islands — 0.2%
BlueMountain CLO Ltd.
Series 2012-2A, Class DR2, 5.54%, 11/20/2028(e)(f)	1,585	1,535
Series 2014-2A, Class DR2, 5.86%, 10/20/2030‡(e)(f)	490	474
Series 2018-3A, Class D, 6.02%, 10/25/2030‡(e)(f)	1,355	1,323
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 4.57%, 10/17/2031‡(e)(f)	995	991
Series 2014-5A, Class DR2, 6.17%, 10/17/2031‡(e)(f)	280	276
LCM 28 Ltd.
Series 28A, Class B, 4.05%, 10/20/2030‡(e)(f)	1,040	1,025
Voya CLO Ltd.
Series 2016-3A, Class CR, 6.03%, 10/18/2031‡(e)(f)	1,110	1,096

		6,720

United States — 4.1%
ABFC Trust
Series 2004-HE1, Class M1, 3.41%, 3/25/2034‡(e)	405	402
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(f)	965	968
Series 2018-1, Class C, 6.81%, 2/21/2023(f)	755	764
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 4.31%, 10/25/2032‡(e)	311	312
Series 2003-NC1, Class M1, 3.68%, 7/25/2033‡(e)	262	259
Series 2003-OP1, Class M1, 3.56%, 12/25/2033‡(e)	363	358
Series 2004-OP1, Class M3, 4.39%, 4/25/2034(e)	432	405
Series 2004-HE4, Class M2, 3.49%, 12/25/2034‡(e)	126	123
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	645	644
Series 2017-2, Class A3, 1.78%, 8/16/2021	568	564
Series 2017-3, Class A3, 1.74%, 9/15/2021	500	496
Series 2017-4, Class A3, 1.75%, 12/15/2021	145	144
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(f)	1,915	1,925
Series 2018-3, Class E, 5.17%, 10/15/2024(f)	1,630	1,634

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2017-4, Class E, 5.02%, 12/10/2024(f)	445	445
Series 2018-4, Class D, 4.40%, 1/13/2025(f)	3,455	3,487
Series 2018-4, Class E, 5.38%, 1/13/2025(f)	765	773
Series 2018-3, Class F, 6.44%, 6/12/2025(f)	1,320	1,337
Series 2018-4, Class F, 6.94%, 10/13/2025(f)	1,100	1,106
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	280	279
Series 2016-4, Class A3, 1.53%, 7/8/2021	511	508
Ameriquest Mortgage Securities, Inc.
Series 2004-FR1W, Class A6, 4.38%, 5/25/2034‡(g)	282	284
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2003-10, Class M1, 3.56%, 12/25/2033‡(e)	434	428
Series 2003-10, Class M2, 5.06%, 12/25/2033‡(e)	148	145
Amortizing Residential Collateral Trust
Series 2004-1, Class M5, 4.39%, 10/25/2034‡(e)	307	305
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 5.29%, 10/25/2033‡(e)	707	684
Series 2003-W9, Class M2, 4.61%, 1/25/2034‡(e)	1,256	1,237
Series 2004-W1, Class M2, 4.38%, 3/25/2034‡(e)	889	873
Series 2004-W5, Class M1, 3.41%, 4/25/2034‡(e)	134	133
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M1, 3.48%, 12/15/2033‡(e)	2,094	2,093
Series 2004-HE2, Class M2, 4.39%, 4/25/2034‡(e)	527	511
Series 2004-HE3, Class M2, 4.19%, 6/25/2034‡(e)	958	953
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 4.31%, 6/25/2034(e)	240	235
Series 2004-HE6, Class M2, 4.39%, 8/25/2034‡(e)	623	619
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 3.49%, 6/25/2034‡(e)	478	479
Series 2004-2, Class M1, 3.71%, 8/25/2034‡(e)	201	196
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	188	188
Series 2017-2, Class A3, 2.07%, 10/20/2020	80	79
Carmax Auto Owner Trust
Series 2016-3, Class A3, 1.39%, 5/17/2021	418	415
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.80%, 3/15/2021	55	55
Series 2017-1, Class A3, 1.98%, 11/15/2021	209	207
Chase Funding Trust
Series 2003-2, Class 2M1, 3.34%, 11/25/2032(e)	1,378	1,370
Citibank Credit Card Issuance Trust
Series 2017-A9, Class A9, 1.80%, 9/20/2021	500	497
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(g)	806	818
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2005-OPT3, Class M3, 3.23%, 5/25/2035‡(e)	535	533
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023(f)	489	491
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(f)	2,190	2,190
CNH Equipment Trust
Series 2018-B, Class A2, 2.93%, 12/15/2021	517	517
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(f)	1,833	1,834
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.63%, 12/25/2032‡(e)	32	32
Series 2003-BC6, Class M2, 4.24%, 10/25/2033‡(e)	24	24
Series 2004-2, Class M1, 3.26%, 5/25/2034‡(e)	62	62
Series 2004-3, Class M1, 3.26%, 6/25/2034(e)	187	185
Series 2005-12, Class M2, 3.00%, 2/25/2036‡(e)	1,000	992
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 3.45%, 1/25/2035‡(e)	594	592
CPS Auto Receivables Trust
Series 2018-D, Class D, 4.34%, 9/16/2024(f)	785	793
Series 2019-A, Class D, 4.35%, 12/16/2024(f)	1,060	1,063
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB1, Class M2, 3.61%, 1/25/2035‡(e)	134	133

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(g)	1,229	1,220
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1, 3.31%, 3/25/2033‡(e)	337	332
Series 2004-5, Class M3, 4.24%, 7/25/2034‡(e)	79	79
Series 2004-6, Class M1, 3.41%, 10/25/2034(e)	343	338
Series 2004-6, Class M2, 3.49%, 10/25/2034‡(e)	73	73
Drive Auto Receivables Trust
Series 2018-4, Class A2A, 2.78%, 10/15/2020	123	123
Series 2018-2, Class A3, 2.88%, 6/15/2021	194	194
Series 2018-4, Class A3, 3.04%, 11/15/2021	177	177
Series 2018-4, Class D, 4.09%, 1/15/2026	2,025	2,046
Series 2018-5, Class D, 4.30%, 4/15/2026	1,930	1,954
Series 2019-1, Class D, 4.09%, 6/15/2026	1,775	1,790
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(f)	2,250	2,261
Series 2017-4A, Class E, 5.15%, 11/15/2024(f)	1,610	1,619
Series 2018-2A, Class E, 5.54%, 6/16/2025(f)	725	735
Series 2018-3A, Class E, 5.33%, 11/17/2025(f)	2,126	2,143
Equity One Mortgage Pass-Through Trust
Series 2003-4, Class M1, 5.87%, 10/25/2034‡(g)	245	241
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023(f)	3,090	3,107
Series 2018-2A, Class D, 4.04%, 3/15/2024(f)	580	584
Series 2018-4A, Class D, 4.35%, 9/16/2024(f)	1,255	1,271
Series 2019-1A, Class C, 3.82%, 12/16/2024(f)	1,310	1,313
Series 2019-1A, Class D, 4.13%, 12/16/2024(f)	2,445	2,454
Series 2018-4A, Class E, 5.38%, 7/15/2025(f)	1,110	1,129
Series 2019-1A, Class E, 5.20%, 1/15/2026(f)	1,780	1,787
First Franklin Mortgage Loan Trust
Series 2005-FF10, Class A1, 2.81%, 11/25/2035‡(e)	421	408
Flagship Credit Auto Trust
Series 2018-4, Class C, 4.11%, 10/15/2024(f)	870	884
Ford Credit Auto Owner Trust
Series 2017-C, Class A2A, 1.80%, 9/15/2020	11	11
Series 2016-C, Class A3, 1.22%, 3/15/2021	515	510
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025‡(f)	1,195	1,210
Fremont Home Loan Trust
Series 2003-B, Class M2, 4.94%, 12/25/2033‡(e)	12	12
Series 2004-B, Class M7, 5.51%, 5/25/2034(e)	34	30
Series 2004-2, Class M2, 3.44%, 7/25/2034(e)	213	214
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(f)	855	860
Series 2018-3A, Class D, 5.34%, 8/15/2025(f)	910	918
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3, 1.86%, 12/16/2021(f)	440	436
GSAMP Trust
Series 2004-OPT, Class M1, 3.38%, 11/25/2034‡(e)	573	564
Series 2006-HE3, Class A2C, 2.67%, 5/25/2046(e)	235	232
Home Equity Asset Trust
Series 2004-7, Class M1, 3.44%, 1/25/2035(e)	202	202
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M3, 3.71%, 11/25/2034‡(e)	231	228
Series 2004-B, Class M8, 4.91%, 11/25/2034‡(e)	238	219
Series 2004-C, Class M1, 3.35%, 3/25/2035‡(e)	2,434	2,419
Honda Auto Receivables Owner Trust
Series 2017-3, Class A2, 1.57%, 1/21/2020	11	11
Series 2016-4, Class A3, 1.21%, 12/18/2020	325	322
Series 2018-3, Class A2, 2.67%, 12/22/2020	246	246
Series 2017-2, Class A3, 1.68%, 8/16/2021	150	149
Series 2017-3, Class A3, 1.79%, 9/20/2021	184	182
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A3, 1.97%, 7/15/2020(f)	360	359
Series 2017-A, Class A3, 1.88%, 8/17/2020(f)	77	77
Series 2018-B, Class A2, 2.81%, 12/15/2020(f)	288	288
Series 2017-C, Class A3, 2.12%, 2/16/2021(f)	300	298

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
KREF Ltd.
Series 2018-FL1, Class D, 5.06%, 6/15/2036‡(e)(f)	600	592
Lendmark Funding Trust
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(f)	695	698
Series 2018-1A, Class C, 5.03%, 12/21/2026(f)	1,165	1,175
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 3.41%, 7/25/2034‡(e)	784	778
Series 2004-3, Class M4, 4.12%, 7/25/2034‡(e)	450	449
Series 2004-6, Class A3, 3.81%, 11/25/2034‡(e)	295	296
Mariner Finance Issuance Trust
Series 2018-AA, Class A, 4.20%, 11/20/2030(f)	2,175	2,201
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 4.65%, 4/25/2033‡(e)	87	80
Series 2005-NC1, Class M2, 3.26%, 12/25/2034‡(e)	389	388
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A2A, 2.71%, 4/15/2021	81	81
MFA LLC
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048(f)(g)	2,374	2,343
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(f)(g)	3,585	3,590
MFA Trust
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047(f)(g)	630	622
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 4.98%, 8/25/2033‡(e)	70	69
Series 2004-NC5, Class M1, 3.41%, 5/25/2034‡(e)	325	320
Series 2004-NC7, Class M2, 3.44%, 7/25/2034‡(e)	185	186
Series 2004-NC6, Class M2, 4.39%, 7/25/2034‡(e)	380	373
Series 2004-HE6, Class M1, 3.34%, 8/25/2034(e)	436	437
Series 2004-HE8, Class M3, 3.63%, 9/25/2034‡(e)	26	26
Series 2005-HE1, Class M3, 3.29%, 12/25/2034‡(e)	45	43
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3, 3.49%, 2/25/2033‡(e)	303	296
New Century Home Equity Loan Trust
Series 2004-2, Class M3, 3.52%, 8/25/2034‡(e)	426	424
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.89%, 5/25/2023(f)	379	380
Nissan Auto Lease Trust
Series 2017-B, Class A3, 2.05%, 9/15/2020	128	127
NovaStar Mortgage Funding Trust
Series 2003-2, Class M3, 5.88%, 9/25/2033‡(e)	510	505
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class C, 4.52%, 4/18/2022‡(f)	250	249
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(f)	802	811
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)	965	1,015
Series 2019-1A, Class B, 3.79%, 2/14/2031(f)	1,045	1,046
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-4, Class M1, 3.53%, 7/25/2033‡(e)	1,255	1,219
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 3.41%, 1/25/2034‡(e)	594	587
Series 2004-1, Class M2, 4.16%, 1/25/2034‡(e)	591	571
Series 2004-3, Class M2, 3.36%, 11/25/2034‡(e)	28	28
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 4.16%, 12/25/2034‡(e)	2,526	2,545
Series 2005-WCH1, Class M4, 3.76%, 1/25/2036‡(e)	500	500
PNMAC FMSR Issuer Trust
Series 2018-FT1, Class A, 4.86%, 4/25/2023(e)(f)	1,655	1,653
Prestige Auto Receivables Trust
Series 2018-1A, Class D, 4.14%, 10/15/2024(f)	910	924
Series 2018-1A, Class E, 5.03%, 1/15/2026(f)	680	691
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL4, Class A1, 3.25%, 8/27/2032‡(f)(g)	3,063	3,034
Series 2018-NPL2, Class A1, 3.70%, 3/27/2033‡(f)(g)	1,965	1,939
Series 2018-NPL3, Class A1, 4.12%, 8/25/2033(f)(g)	2,797	2,778

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
RAMP Trust Series 2006-RZ4, Class A3, 2.78%, 10/25/2036‡(e)	823	810
RASC Trust Series 2005-KS12, Class M1, 2.95%, 1/25/2036‡(e)	2,146	2,145
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 3.75%, 8/25/2033‡(e)	243	239
Series 2004-1, Class M4, 5.21%, 5/25/2034‡(e)	738	587
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(g)	55	56
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3, 1.87%, 6/15/2021	156	155
Series 2018-2, Class A3, 2.75%, 9/15/2021	178	178
Series 2016-3, Class E, 4.29%, 2/15/2024	2,025	2,044
Saxon Asset Securities Trust Series 2003-3, Class M1, 3.49%, 12/25/2033‡(e)	330	318
Securitized Asset-Backed Receivables LLC Trust Series 2004-NC1, Class M2, 4.24%, 2/25/2034‡(e)	693	691
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 3.18%, 6/25/2035‡(c)(e)	432	428
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 3.41%, 11/25/2034‡(e)	595	583
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023‡(f)(g)	3,423	3,409
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 3.49%, 10/25/2033‡(e)	134	134
Series 2004-7, Class M2, 3.63%, 8/25/2034‡(e)	357	342
Series 2004-BNC1, Class A5, 3.75%, 9/25/2034‡(e)	31	31
Series 2004-8, Class M9, 6.26%, 9/25/2034(e)	644	624
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 2.68%, 12/25/2036‡(e)	363	347
T-Mobile USA, Inc. 6.00%, 4/15/2024‡	482	—
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A2A, 2.64%, 3/15/2021	447	446
Series 2018-C, Class A2A, 2.77%, 8/16/2021	500	499
Series 2017-D, Class A3, 1.93%, 1/18/2022	206	204
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(f)	2,193	2,194
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(f)	885	885
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(f)	728	733
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049(f)(g)	500	501
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 5.33%, 10/25/2034(e)	289	283
Series 2004-2, Class M8A, 7.01%, 10/25/2034‡(e)(f)	97	90
Westlake Automobile Receivables Trust
Series 2018-3A, Class F, 6.02%, 2/18/2025(f)	2,000	2,022

		134,484

TOTAL ASSET-BACKED SECURITIES (Cost $139,777)		141,204

LOAN ASSIGNMENTS — 3.6%(n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term B Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.75%, 2/16/2024(i)	571	561
Concordia Healthcare Corp., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 5.50%), 8.02%, 9/6/2024(i)(o)	1,040	985

		1,546

Ireland — 0.0%(b)
Avolon LLC, Term Loan B-3
(ICE LIBOR USD 1 Month + 2.00%), 4.50%, 1/15/2025(i)	1,139	1,126

United States — 3.5%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 6.00%, 5/30/2025(i)	328	324

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 8.51%, 5/1/2023(i)	740	679
ABG Intermediate Holdings 2 LLC., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/27/2024(i)	279	272
Advisor Group Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 8/15/2025(i)	246	245
AES Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.46%, 5/31/2022(i)	435	433
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023(i)	2,484	2,444
Albertson’s LLC, 1st Lien Term Loan B-7
(ICE LIBOR USD 1 Month + 3.00%), 5.50%, 10/29/2025(i)	112	110
Aleris International, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 7.25%, 2/27/2023(i)	373	373
Alphabet Holding Co. Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/26/2024(i)	448	405
Altice Financing S.A, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.23%, 7/15/2025(i)	594	551
AMC Entertainment, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.71%, 12/15/2022(i)(o)	307	302
American Airlines, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.25%, 6/27/2025(i)	750	717
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.76%, 4/6/2024(i)	740	714
Aristocrat Leisure Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.53%, 10/19/2024(i)	1,842	1,806
Asurion LLC, 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 9.00%, 8/4/2025(i)	260	261
Asurion LLC, Term B-7 Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.50%, 11/3/2024(i)(o)	641	630
Avaya Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.76%, 12/15/2024(i)	760	746
Axalta Coating Systems US Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.55%, 6/1/2024(i)	373	366
Berry Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 4.27%, 2/8/2020(i)	475	472
(ICE LIBOR USD 1 Month + 2.00%), 4.52%, 10/1/2022(i)(o)	100	99
BJ’s Wholesale Club, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.51%, 2/3/2024(i)	286	284
Bombardier Recreational Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.50%, 5/23/2025(i)	571	559
Boxer Parent Co Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 7.05%, 10/2/2025(i)	700	683
Brookfield WEC Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 8/1/2025(i)	887	882
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 9.25%, 8/3/2026(i)	450	447
Bway Holding Co., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 6.03%, 4/3/2024(i)	448	431
California Resources Corp., 1st Lien Second Out Term Loan
(ICE LIBOR USD 1 Month + 10.38%), 12.87%, 12/31/2021(i)(o)	954	995
California Resources Corp., Senior Secured First Out Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 7.25%, 12/31/2022(i)	1,764	1,726

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Calpine Construction Finance Co. LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 5.00%, 1/15/2025(i)	1,231	1,203
CenturyLink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025(i)(o)	2,184	2,085
CEOC LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.50%, 10/7/2024(i)	1,341	1,312
Chemours Co. (The), Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.25%, 4/3/2025(i)	1,043	1,023
CHG Healthcare Services, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.66%, 6/7/2023(i)(o)	1,200	1,187
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/2/2024(i)	2,052	2,022
Cineworld Finance US Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/28/2025(i)	645	629
CityCenter Holdings LLC, Term B Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/18/2024(i)	1,292	1,267
Claire’s Stores, Inc., 1st Lien Term Loan
(ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038‡(i)	133	200
Community Health Systems, Inc., Incremental 2021 Term H Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.96%, 1/27/2021(i)	1,780	1,748
Continental Building Products, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/18/2023(i)	288	280
Cortes NP Acquisition Corp., Term B Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/2023(i)	1,480	1,373
CSC Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.76%, 7/17/2025(i)	1,132	1,095
CSC Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.76%, 1/15/2026(i)	2,141	2,060
CVS Holdings I LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/6/2025(i)	622	599
Dell International LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.50%, 9/7/2023(i)	893	880
Delta 2 SARL, 1st Lien Term loan B
(ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/1/2024(i)	1,215	1,167
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; PRIME USD 3 Month + 1.75%), 5.26%, 4/6/2024(i)(o)	1,283	1,239
Edgewater Generation, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 12/13/2025(i)(o)	300	297
EG Group Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 6.81%, 2/7/2025(i)	448	432
EIF Channelview Cogeneration LLC, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.75%, 5/3/2025(i)	1,076	1,071
Encino Acquisition Partners Holdings., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 9.25%, 10/29/2025(i)	505	484
Endo Pharmaceutical, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.75%, 4/29/2024(i)	1,392	1,377
Envision Healthcare Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 10/10/2025(i)	1,860	1,749
ESH Hospitality, Inc. 1st Lien Term Loan B
REIT, (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/30/2023(i)	653	640
Exela Intermediate LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.50%), 9.38%, 7/12/2023(i)	491	490
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 10.00%), 12.62% PIK, 5/15/2022‡(i)	19	19
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.52%, 4/26/2024(i)	1,457	1,451

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Flex Acquisition Co., Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.52%, 12/29/2023(i)	647	626
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.76%, 5/2/2025(i)	563	545
Garda World Security, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 6.24%, 5/24/2024(i)(o)	863	847
Gates Global LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 4/1/2024(i)	696	680
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.80%, 12/1/2023(i)	633	623
Genesys Telecom Holdings, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.72%, 12/1/2023(i)(o)	579	565
GGP, Inc., 1st Lien Term Loan B
REIT, (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/27/2025(i)	938	895
Global Business Travel Holdings Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 5.11%, 8/13/2025(i)	296	294
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 10/4/2023(i)	403	396
Greektown Holdings LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 4/25/2024(i)	1,492	1,484
Grizzly Acquisition Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 6.05%, 10/1/2025(i)	164	163
GTT Communications, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 5/31/2025(i)	473	443
Gulf Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.87%, 8/25/2023(i)	151	118
Hargray Communications Group, Inc., Senior Secured Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.50%, 5/16/2024(i)	1,127	1,095
Hearthside Group Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.69%), 6.19%, 5/23/2025(i)	571	548
Hilton Worldwide Finance LLC, Series B-2 Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 4.26%, 10/25/2023(i)	365	361
Hoya Midco LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.00%, 6/30/2024(i)	751	726
HUB International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.51%, 4/25/2025(i)	736	709
Infor US, Inc., Tranche B-6 Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/1/2022(i)	600	596
Intelsat Jackson Holdings SA, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 11/27/2023(i)	1,495	1,480
Invenergy Thermal Operating I LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.30%, 8/28/2025(i)	681	677
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.76%, 2/5/2025(i)	680	662
JBS USA LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 5.26%, 10/30/2022(i)	2,487	2,460
JC Penney Corp., Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.96%, 6/23/2023(i)(o)	1	1
KCA Deutag Alpha Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.75%), 9.55%, 2/28/2023(i)(o)	445	359
Kestrel Acquisition LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.75%, 6/2/2025(i)	693	686

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 4.25%, 3/27/2025(i)	1,291	1,266
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 2/22/2024(i)(o)	960	942
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 1/30/2024(i)	1,050	1,008
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 1/30/2024(i)	58	56
Live Nation Entertainment, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 10/31/2023(i)(o)	537	534
Lotus Midstream., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.05%, 9/29/2025(i)	172	169
MacDonald, Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 10/4/2024(i)	895	780
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.55%, 9/24/2024(i)	1,075	998
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/1/2025(i)	124	123
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/30/2024(i)	149	143
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025(i)(o)	480	477
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.30%, 6/13/2024(i)	452	433
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 9/29/2025(i)	141	139
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.80%, 12/5/2023(i)	485	266
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.55%, 6/7/2023(i)(o)	1,371	1,325
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 5/8/2025(i)	898	879
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.76%, 10/25/2020(i)	809	715
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 10/4/2023(i)	895	879
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 6.20%, 1/31/2026(i)	594	555
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/2/2025(i)	1,142	1,090
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 2/28/2025(i)	154	147
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/19/2022(i)(o)	500	496
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 3/11/2022(i)	122	102
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 7/2/2025(i)	590	573
Post Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.52%, 5/24/2024(i)	451	445
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 1/26/2024(i)	288	283
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 5/2/2022(i)(o)	1,609	1,585
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.99%, 5/16/2025(i)	449	442

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.50%, 3/21/2025(i)	124	123
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023(i)	661	612
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 11/8/2024(i)	554	548
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/5/2023(i)	1,292	1,273
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 4/25/2025(i)	272	263
Scientific Games International, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 8/14/2024(i)	843	816
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 11/1/2024(i)(o)	950	922
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 1/3/2024(i)	414	410
Sirva Worldwide, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%; ICE LIBOR USD 3 Month + 5.50%), 8.08%, 8/4/2025(i)	135	132
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.25%, 8/3/2026(i)	100	85
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 3/3/2023(i)(o)	315	308
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 6/27/2025(i)	407	400
Spin Holdco, Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.03%, 11/14/2022(i)	841	820
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/2/2024(i)(o)	991	967
St. George’s University Scholastic Services, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 7/17/2025(i)	417	415
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.54%, 9/12/2024(i)	1,249	1,226
Stetson Midstream., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.76%, 7/18/2025(i)	1,800	1,747
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 11/21/2024(i)	307	299
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.51%, 3/9/2023(i)	752	681
Telenet Financing LLC., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 8/15/2026(i)	1,545	1,502
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/6/2024(i)	1,491	1,338
TerraForm Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 11/8/2022(i)(o)	1,222	1,204
TransDigm, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/22/2024(i)	1,094	1,066
Trinseo Materials Operating SCA., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 9/6/2024(i)	1,392	1,352

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(i)(o)	633	627
UFC Holdings LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 8/18/2024(i)(o)	35	35
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 4/12/2024(i)	1,683	1,501
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 10/22/2025(i)	1,065	911
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 6/1/2023(i)	962	946
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 3/15/2024(i)	496	461
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.80%, 5/16/2024(i)	613	587
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.51%, 6/2/2025(i)	1,600	1,581
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.64%, 8/20/2025(i)	260	255
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 12/20/2024(i)	1,800	1,766
Viskase Co., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.05%, 1/30/2021(i)	1,031	1,023
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/4/2023(i)	448	440
Vistra Operations Co. LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 12/31/2025(i)	1,232	1,208
Web.com Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 10/10/2025(i)	390	376
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.62%, 11/1/2023(i)	2,100	2,059
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 5/30/2025(i)	354	348
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 5.01%, 4/15/2025(i)	1,720	1,662
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 7/2/2025(i)	397	391

		116,910

TOTAL LOAN ASSIGNMENTS (Cost $122,878)		119,582

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Cayman Islands — 0.1%
GPMT Ltd. Series 2018-FL1, Class AS, 3.70%, 11/21/2035‡(e)(f)	1,000	983
Series 2018-FL1, Class B, 4.05%, 11/21/2035‡(e)(f)	1,000	991

		1,974

United States — 3.1%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 3.81%, 5/15/2035‡(e)(f)	4,000	3,970
BANK
Series 2017-BNK8, Class D, 2.60%, 11/15/2050(f)	2,000	1,563
Series 2017-BNK9, Class D, 2.80%, 11/15/2054(f)	1,570	1,230
Series 2017-BNK7, Class B, 3.95%, 9/15/2060	1,590	1,590
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051‡(e)	3,050	3,114
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051(f)	1,430	1,115
Braemar Hotels & Resorts Trust Series 2018-PRME, Class B, 3.56%, 6/15/2035(e)(f)	2,000	1,986
Series 2018-PRME, Class C, 3.76%, 6/15/2035‡(e)(f)	1,500	1,482
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.21%, 11/15/2035‡(e)(f)	684	678

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
BX Trust Series 2018-EXCL, Class C, 4.48%, 9/15/2037‡(e)(f)	944	931
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 4.65%, 12/15/2037(e)(f)	2,845	2,852
Series 2019-LIFE, Class G, 5.75%, 12/15/2037(e)(f)	2,560	2,567
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050‡(e)	800	783
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(f)	351	293
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class C, 3.52%, 4/10/2028‡(f)	2,000	2,008
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2024(e)(f)	2,300	2,341
Series 2015-P1, Class C, 4.34%, 9/15/2048‡(e)	1,225	1,227
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(e)	960	962
Cold Storage Trust
Series 2017-ICE3, Class B, 3.76%, 4/15/2036‡(e)(f)	4,005	3,993
Commercial Mortgage Trust
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(f)	1,450	1,299
Series 2015-CR23, Class CME, 3.68%, 5/10/2048(e)(f)	4,738	4,686
Series 2015-LC21, Class D, 4.30%, 7/10/2048‡(e)	2,885	2,650
DBGS Mortgage Trust Series 2018-5BP, Class D, 3.86%, 6/15/2033‡(e)(f)	4,000	3,933
Deutsche Bank Commercial Mortgage Trust Series 2017-C6, Class D, 3.24%, 6/10/2050‡(e)(f)	2,920	2,405
FHLMC Multifamily Structured Pass-Through Certificates
Series K721, Class X3, IO, 1.30%, 9/25/2022(e)	22,604	971
Series K033, Class X1, IO, 0.30%, 7/25/2023(e)	109,134	1,362
Series K078, Class X1, IO, 0.09%, 6/25/2028(e)	63,814	685
Series K082, Class X1, IO, 0.01%, 9/25/2028(e)	421,557	2,235
Series K083, Class X1, IO, 0.03%, 9/25/2028(e)	134,100	943
Series K082, Class X3, IO, 2.21%, 10/25/2028(e)	9,250	1,544
Series K087, Class X3, IO, 2.32%, 4/25/2029	5,720	1,008
Series K723, Class X3, IO, 1.92%, 10/25/2034(e)	6,909	551
Series K153, Class X3, IO, 3.77%, 4/25/2035(e)	5,395	1,832
Series K716, Class X3, IO, 1.79%, 8/25/2042(e)	16,608	673
Series K726, Class X3, IO, 2.13%, 7/25/2044(e)	15,363	1,485
Series K728, Class X3, IO, 1.95%, 11/25/2045(e)	8,624	820
Series K081, Class X3, IO, 2.23%, 9/25/2046(e)	1,822	310
FREMF Series 2018-KF46, Class B, 4.45%, 3/25/2028(e)(f)	730	724
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.85%, 5/25/2022(e)(f)	148	152
Series 2015-KF10, Class B, 8.60%, 7/25/2022(e)(f)	492	521
Series 2017-KF32, Class B, 5.05%, 5/25/2024(e)(f)	1,023	1,029
Series 2017-KF36, Class B, 5.15%, 8/25/2024(e)(f)	761	767
Series 2017-KF38, Class B, 5.00%, 9/25/2024‡(e)(f)	813	815
Series 2018-KF42, Class B, 4.70%, 12/25/2024(e)(f)	653	660
Series 2018-K731, Class B, 3.91%, 2/25/2025(f)	1,450	1,443
Series 2018-KF45, Class B, 4.45%, 3/25/2025(e)(f)	1,606	1,584
Series 2018-KF47, Class B, 4.50%, 5/25/2025(e)(f)	680	673
Series 2018-KF49, Class B, 4.40%, 6/25/2025(e)(f)	667	667
Series 2018-KF53, Class B, 4.55%, 10/25/2025(e)	2,672	2,666
Series 2018-KF48, Class B, 4.55%, 6/25/2028‡(e)(f)	1,977	1,972
Series 2018-KF50, Class B, 4.41%, 7/25/2028(e)(f)	290	289
Series 2012-K19, Class C, 4.03%, 5/25/2045(e)(f)	480	480
Series 2017-K67, Class C, 3.94%, 9/25/2049(e)(f)	770	726
Series 2019-K87, Class C, 4.32%, 1/25/2051(e)(f)	783	738
Series 2018-K74, Class B, 4.09%, 2/25/2051(e)(f)	930	916
GNMA
Series 2017-86, IO, 0.77%, 5/16/2059(e)	5,594	376
Series 2017-69, IO, 0.80%, 7/16/2059(e)	3,090	211
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028‡(e)(f)	3,260	3,205
GS Mortgage Securities Trust Series 2016-GS4, Class D, 3.23%, 11/10/2049‡(e)(f)	635	542

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(e)		146	146
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(e)		1,145	1,157
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039(e)		1,705	1,177
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(e)(f)		385	390
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(e)(f)		770	753
Series 2018-MP, Class A, 4.42%, 7/11/2040(f)		4,000	4,204
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(e)		21	21
Series 2018-H4, Class D, 3.00%, 12/15/2051(f)		1,532	1,195
Series 2018-H4, Class A4, 4.31%, 12/15/2051		1,830	1,938
Morgan Stanley Capital I Trust 2007-TOP27 Series 2007-T27, Class AJ, 5.95%, 6/11/2042(e)		423	446
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(f)		2,581	2,631
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(e)(f)		352	354
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(e)(f)		500	503
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ, 5.77%, 2/15/2051(e)		628	546
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.12%, 1/15/2052‡(e)		3,195	3,238
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057(e)(f)		1,065	842

			104,774

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $106,260)			106,748

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes
1.63%, 7/31/2019		700	697
1.00%, 8/31/2019		350	347
1.25%, 10/31/2019		650	644
1.50%, 10/31/2019		700	695
1.00%, 11/15/2019		600	593
1.00%, 11/30/2019		700	691
1.50%, 11/30/2019		400	396
1.13%, 12/31/2019		600	592
2.00%, 1/31/2020(p)		33,335	33,154

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,798)			37,809

MORTGAGE-BACKED SECURITIES — 0.8%
United States — 0.8%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G14120, 4.00%, 4/1/2026		1,386	1,427
Pool # G15401, 3.50%, 4/1/2030		5,435	5,545
Pool # G16434, 3.50%, 1/1/2033		6,612	6,738
Pool # G18691, 3.00%, 6/1/2033		1,212	1,213
FNMA, 15 Year, Single Family
Pool # 890395, 3.50%, 2/1/2026		1,875	1,910
FNMA, 20 Year, Single Family
Pool # BM3923, 3.50%, 3/1/2038		5,026	5,108
GNMA II, 30 Year, Single Family
Pool # MA5597, 5.00%, 11/20/2048		5,088	5,319

TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,130)			27,260

			Market Value ($000)
OPTIONS PURCHASED — 0.8%
Call Options Purchased — 0.8%
Australia — 0.0%(b)
Foreign Exchange JPY/AUD
3/7/2019 at AUD 81.20 Vanilla, European Style Notional Amount: AUD 8,286 Goldman Sachs International*	AUD	8,286	16

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		No. of Contracts		Market Value ($000)
OPTIONS PURCHASED — continued
Call Options Purchased — continued
United States — 0.8%
Constellation Brands, Inc.
2/15/2019 at USD 170.00 American Style Notional Amount: USD 1,389 Exchange Traded*		80		42
		Principal Amount ($000)
Foreign Exchange SGD/USD
2/22/2019 at USD 1.40 Vanilla, European Style Notional Amount: USD 5,790 Citibank NA*		5,790		—	(d)
		No. of Contracts
iShares MSCI EAFE ETF
3/15/2019 at USD 65.00 American Style Notional Amount: USD 212,554 Exchange Traded*		33,911		814
iShares MSCI Emerging Markets ETF
3/15/2019 at USD 41.00 American Style Notional Amount: USD 271,233 Exchange Traded*		62,931		16,488
S&P 500 Index
3/15/2019 at USD 2,650.00 Vanilla, European Style Notional Amount: USD 268,788 Exchange Traded*		994		8,708
S&P 500 Index
3/15/2019 at USD 2,825.00 Vanilla, European Style Notional Amount: USD 119,521 Exchange Traded*		442		309

				26,361

TOTAL OPTIONS PURCHASED (Cost $16,639)				26,377

		Principal Amount ($000)
SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	1,837		1,350
2.25%, 7/30/2021(f)	CAD	1,990		1,523
0.50%, 6/21/2023	AUD	1,210		803
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,582
4.40%, 1/26/2026	CAD	614		525

TOTAL SUPRANATIONAL (Cost $6,903)				6,783

		Shares (000)
PREFERRED STOCKS — 0.0%(b)
United States — 0.0%(b)
Claire’s Stores, Inc. *‡		—	(d)	304
GMAC Capital Trust I,
Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.40%, 2/15/2040 ($25 par value)(i)		1		16
Goodman Networks, Inc. (Preference) *‡		3		—	(d)

TOTAL PREFERRED STOCKS (Cost $136)				320

		Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(b)
United States — 0.0%(b)
Liberty Interactive LLC
4.00%, 11/15/2029		55		37
3.75%, 2/15/2030		100		66

TOTAL CONVERTIBLE BONDS (Cost $105)				103

		No. of Rights (000)
RIGHTS — 0.0%(b)
United States — 0.0%(b)
Media General, Inc., CVR*‡		44		2
Vistra Energy Corp., expiring 12/31/2049*‡		17		13

TOTAL RIGHTS (COST $—)				15

		No. of Warrants (000)
WARRANTS — 0.0%(b)
Canada — 0.0%(b)
Ultra Petroleum Corp.
expiring 7/14/2025, price 1.00* (Cost $—)		28		10

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 8.2%
CERTIFICATES OF DEPOSIT — 0.1%
Bank of Nova Scotia (The) 1.91%, 4/5/2019	250	250
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.32%), 3.12%, 7/5/2019(i)	300	300
Industrial & Commercial Bank of China Ltd. 2.92%, 2/26/2019	350	350
Mizuho Bank Ltd. 2.76%, 3/6/2019	350	350
Wells Fargo Bank NA 2.70%, 8/7/2019	1,000	1,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,248)		2,250

COMMERCIAL PAPER — 0.5%
ABN AMRO Funding USA LLC 2.91%, 5/20/2019(q)	250	248
Air Liquide US LLC 3.05%, 2/15/2019(q)	250	250
AT&T, Inc. 3.00%, 6/5/2019(q)	250	247
Bank of China Ltd.
2.91%, 4/15/2019(q)	513	510
3.13%, 5/10/2019(q)	350	347
Bell Canada, Inc.
2.75%, 2/4/2019(q)	250	250
3.07%, 3/14/2019(q)	250	249
BNP Paribas Fortis SA 2.82%, 2/20/2019(q)	1,300	1,298
CenterPoint Energy, Inc. 2.91%, 3/25/2019(q)	320	319
China Construction Bank Corp. 2.94%, 2/25/2019(q)	350	349
Coca-Cola Co. (The)
2.90%, 7/17/2019(q)	260	257
2.92%, 12/13/2019(q)	347	338
Credit Suisse AG 3.02%, 8/6/2019(q)	250	246
DBS Bank Ltd. 2.83%, 3/21/2019(q)	600	598
DNB Bank ASA 2.82%, 3/1/2019(q)	300	299
Electricite de France SA 2.89%, 2/22/2019(q)	250	250
Eni Finance USA, Inc.
2.88%, 2/1/2019(q)	250	250
3.03%, 2/12/2019(q)	250	250
Entergy Corp.
3.13%, 2/26/2019(q)	250	250
2.88%, 3/1/2019(q)	250	249
ERP Operating LP
2.75%, 2/7/2019(q)	250	250
Federation des caisses Desjardins du Quebec (The) 2.96%, 7/22/2019(q)	250	247
Glencore Funding LLC 2.87%, 2/7/2019(q)	250	250
HSBC USA, Inc. 2.98%, 7/26/2019(q)	350	345
Industrial & Commercial Bank of China Ltd. 2.84%, 2/15/2019(q)	350	350
ING US Funding LLC 2.77%, 2/21/2019(q)	250	250
Keurig Dr Pepper, Inc. 2.91%, 3/8/2019(q)	300	299
Macquarie Bank Ltd. 3.26%, 10/11/2019(q)	250	245
Mitsubishi International Corp. 2.77%, 3/8/2019(q)	1,300	1,297
Mizuho Bank Ltd. 2.82%, 3/11/2019(q)	300	299
Mondelez International, Inc. 2.82%, 2/5/2019(q)	250	250
MUFG Bank Ltd. 2.95%, 4/22/2019(q)	250	249
National Grid USA
2.96%, 2/4/2019(q)	250	250
2.82%, 2/6/2019(q)	250	250
NextEra Energy Capital Holdings, Inc. 3.03%, 2/27/2019(q)	250	249
NiSource, Inc. 2.82%, 2/6/2019(q)	250	250
Nordea Bank AB 2.90%, 5/17/2019(q)	300	298
Ontario Teachers’ Finance Trust
2.75%, 4/9/2019(f)(q)	350	348
2.89%, 5/28/2019(f)(q)	500	496
2.91%, 6/25/2019(f)(q)	500	494
3.01%, 8/27/2019(f)(q)	600	590
Oversea-Chinese Banking Corp. Ltd. 2.76%, 3/12/2019(q)	500	499
Province of Alberta 2.82%, 5/7/2019(q)	350	348
Reckitt Benckiser Treasury Services plc 2.89%, 2/19/2019(q)	250	250
Schlumberger Holdings Corp. 2.89%, 3/7/2019(q)	250	249
Sumitomo Mitsui Banking Corp. 2.79%, 3/5/2019(q)	250	249
Sumitomo Mitsui Trust Bank Ltd. 2.75%, 3/4/2019(q)	250	249
Suncor Energy, Inc.
3.02%, 2/7/2019(q)	250	250
2.82%, 2/8/2019(q)	250	250

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
TELUS Corp. 2.98%, 4/18/2019(q)	325	323
United Overseas Bank Ltd. 2.73%, 3/11/2019(q)	250	249
VW Credit, Inc. 3.29%, 4/3/2019(q)	300	298
Walgreens Boots Alliance, Inc. 2.78%, 2/5/2019(q)	250	250
Westpac Banking Corp. 3.10%, 11/4/2019(q)	260	254

TOTAL COMMERCIAL PAPER (Cost $18,324)		18,328

FOREIGN GOVERNMENT TREASURY BILLS — 2.5%
Canadian Treasury Bills
2.07%, 9/19/2019(q)	35,950	27,063
1.84%, 11/14/2019(q)	1,056	793
2.13%, 11/14/2019(q)	36,128	27,119
2.02%, 12/12/2019(q)	37,870	28,383

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $82,785)		83,358

	Shares ($000)
INVESTMENT COMPANIES — 5.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(r)(s)	152,092	152,091
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(r)(s)	17,036	17,036

TOTAL INVESTMENT COMPANIES (Cost $169,127)		169,127

TOTAL SHORT-TERM INVESTMENTS (Cost $272,484)		273,063

TOTAL LONG POSITIONS (Cost $3,145,387)		3,314,624

SHORT POSITIONS — (1.2)%
COMMON STOCKS — (1.1)%
United States — (1.1)%
Acuity Brands, Inc.	(16)	(1,968)
Amphenol Corp., Class A	(46)	(4,044)
Brown-Forman Corp., Class B	(31)	(1,447)
CBS Corp. (Non-Voting), Class B	(17)	(851)
Colgate-Palmolive Co.	(66)	(4,260)
DISH Network Corp., Class A*	(11)	(326)
Fortune Brands Home & Security, Inc.	(26)	(1,160)
Illinois Tool Works, Inc.	(16)	(2,131)
Kimberly-Clark Corp.	(31)	(3,498)
LKQ Corp.*	(57)	(1,487)
Mohawk Industries, Inc.*	(9)	(1,163)
Newell Brands, Inc.	(49)	(1,038)
Southern Co. (The)	(201)	(9,778)
Sprint Corp.*	(275)	(1,717)
Whirlpool Corp.	(28)	(3,728)

TOTAL COMMON STOCKS (Proceeds $(37,164))		(38,596)

EXCHANGE TRADED FUNDS — (0.1)%
United States
SPDR S&P 500 ETF Trust (Proceeds$(2,118))	(8)	(2,123)

TOTAL SHORT POSITIONS (Proceeds $(39,282))		(40,719)

Total Investments — 98.6% (Cost $3,106,105)		3,273,905
Other Assets Less Liabilities — 1.4%		48,768

Net Assets — 100.0%		3,322,673

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CVA	Dutch Certification
CVR	Contingent Value Rights
DKK	Danish Krone
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IRB	Interest Rate Reduction Bond
JPY	Japanese Yen
JSC	Joint Stock Company
KZT	Kazakhstan Tenge
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
OYJ	Public Limited Company
PEN	Peruvian Nuevo SoI
PJSC	Public Joint Limited Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

SCA	Limited partnership with share capital
SEK	Swedish Krona
SGD	Singapore Dollar
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities is approximately $31,777,000.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2019.
(h)	Defaulted security.
(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2019.
(j)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2019.
(k)	Security is an interest bearing note with preferred security characteristics.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of January 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(q)	The rate shown is the effective yield as of January 31, 2019.
(r)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Collateralized Mortgage Obligations	9.4%
Foreign Government Securities	8.0
Banks	7.0
Asset-Backed Securities	4.3
Insurance	3.9
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.7
Commercial Mortgage-Backed Securities	3.2
Health Care Providers & Services	2.3
IT Services	2.0
Software	1.9
Capital Markets	1.9
Media	1.7
Diversified Telecommunication Services	1.7
Electric Utilities	1.6
Semiconductors & Semiconductor Equipment	1.4
Interactive Media & Services	1.3
Machinery	1.3
Automobiles	1.2
Food Products	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Specialty Retail	1.2
U.S. Treasury Notes	1.1
Internet & Direct Marketing Retail	1.1
Beverages	1.1
Aerospace & Defense	1.0
Chemicals	1.0
Food & Staples Retailing	1.0
Diversified Financial Services	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	18.2
Short-Term Investments	8.2

INDUSTRY (SHORT)	PERCENTAGE
Electric Utilities	24.0%
Household Products	19.1
Household Durables	14.6
Electronic Equipment, Instruments & Components	9.9
Machinery	5.2
Mutual Funds	5.2
Electrical Equipment	4.8
Wireless Telecommunication Services	4.2
Distributors	3.7
Beverages	3.6
Media	2.9
Building Products	2.8

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	28	03/2019	AUD	2,718	44
Euro-Bobl	27	03/2019	EUR	4,108	22
Euro-BTP	23	03/2019	EUR	3,411	165
Euro-Bund	12	03/2019	EUR	2,275	35
Euro-Buxl	26	03/2019	EUR	5,531	137
Euro-OAT	56	03/2019	EUR	9,802	132
Foreign Exchange EUR/USD	993	03/2019	USD	142,595	716
Foreign Exchange JPY/USD	1,405	03/2019	USD	161,803	5,919
Japan 10 Year Bond	4	03/2019	JPY	5,607	22
Japan 10 Year Bond Mini	42	03/2019	JPY	5,890	12
Long Gilt	29	03/2019	GBP	4,699	45
S&P 500 E-Mini Index	1,154	03/2019	USD	156,078	5,127
Short-Term Euro-BTP	36	03/2019	EUR	4,594	68
SPI 200 Index	78	03/2019	AUD	8,252	201
U.S. Treasury 10 Year Note	84	03/2019	USD	10,290	36
U.S. Treasury 5 Year Note	2,843	03/2019	USD	326,590	5,769
U.S. Treasury Long Bond	5	03/2019	USD	734	7

					18,457

Short Contracts
Canada 10 Year Bond	(32)	03/2019	CAD	(3,355)	(58)
EURO STOXX 50 Index	(1,842)	03/2019	EUR	(66,558)	(1,629)
Foreign Exchange GBP/USD	(760)	03/2019	USD	(62,448)	(2,382)
FTSE 100 Index	(300)	03/2019	GBP	(27,219)	(559)
MSCI EAFE E-Mini Index	(1,630)	03/2019	USD	(148,917)	(5,325)
MSCI Emerging Markets E-Mini Index	(1,551)	03/2019	USD	(82,490)	(6,069)
MSCI Europe Equity Index	(8,801)	03/2019	EUR	(206,912)	(9,430)
U.S. Treasury 10 Year Ultra Note	(23)	03/2019	USD	(3,007)	(66)
U.S. Treasury 2 Year Note	(109)	03/2019	USD	(23,145)	(68)
U.S. Treasury 5 Year Note	(68)	03/2019	USD	(7,812)	(138)

					(25,724)

					(7,267)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CLP	201,093	USD	293	Credit Suisse International**	2/19/2019	14
COP	1,859,995	USD	591	Credit Suisse International**	2/19/2019	8
EUR	130	RON	616	Goldman Sachs International	2/19/2019	1
HUF	41,464	EUR	130	HSBC Bank, NA	2/19/2019	1
PHP	15,819	USD	301	Citibank, NA**	2/19/2019	2
TRY	749	USD	135	Citibank, NA	2/19/2019	9
TRY	540	USD	103	Goldman Sachs International	2/19/2019	1
ZAR	3,943	USD	283	HSBC Bank, NA	2/19/2019	14
THB	18,899	USD	592	HSBC Bank, NA	2/20/2019	13
SGD	794	USD	579	Citibank, NA	2/26/2019	11
CHF	1,538	USD	1,548	TD Bank Financial Group	3/5/2019	3
DKK	5,434	USD	833	Merrill Lynch International	3/5/2019	3
DKK	2,581	USD	395	State Street Corp.	3/5/2019	2
EUR	287	JPY	35,553	Royal Bank of Canada	3/5/2019	2
EUR	2,264	USD	2,596	Australia & New Zealand Banking Group Ltd.	3/5/2019	1
EUR	810	USD	930	Barclays Bank plc	3/5/2019	—	(a)
EUR	4,852	USD	5,551	Merrill Lynch International	3/5/2019	15
EUR	758	USD	869	National Australia Bank Ltd.	3/5/2019	—	(a)
EUR	743	USD	846	State Street Corp.	3/5/2019	7
EUR	309	USD	355	TD Bank Financial Group	3/5/2019	—	(a)
GBP	3,430	EUR	3,820	Royal Bank of Canada	3/5/2019	123
GBP	41,877	USD	53,736	Barclays Bank plc	3/5/2019	1,266
GBP	3,812	USD	4,865	BNP Paribas	3/5/2019	141
GBP	792	USD	1,017	Citibank, NA	3/5/2019	24
GBP	739	USD	943	National Australia Bank Ltd.	3/5/2019	27
GBP	441	USD	560	Standard Chartered Bank	3/5/2019	19
GBP	614	USD	791	TD Bank Financial Group	3/5/2019	15
JPY	106,324	USD	953	Australia & New Zealand Banking Group Ltd.	3/5/2019	26
JPY	997,266	USD	9,001	State Street Corp.	3/5/2019	173
JPY	878,436	USD	7,966	TD Bank Financial Group	3/5/2019	115
NOK	7,917	USD	925	State Street Corp.	3/5/2019	15
USD	83,157	CAD	109,125	BNP Paribas	3/5/2019	54
USD	10,705	CHF	10,568	BNP Paribas	3/5/2019	50
USD	6,217	EUR	5,370	Australia & New Zealand Banking Group Ltd.	3/5/2019	56
USD	6,906	EUR	6,000	Citibank, NA	3/5/2019	23
USD	1,558	EUR	1,354	Merrill Lynch International	3/5/2019	4
USD	3,453	EUR	3,004	National Australia Bank Ltd.	3/5/2019	7
USD	424	EUR	367	State Street Corp.	3/5/2019	2
USD	4,170	EUR	3,611	TD Bank Financial Group	3/5/2019	27
USD	378	JPY	40,708	Merrill Lynch International	3/5/2019	3
USD	194	SEK	1,744	Citibank, NA	3/5/2019	—	(a)
USD	1,289	SEK	11,615	HSBC Bank, NA	3/5/2019	3
USD	755	SEK	6,797	TD Bank Financial Group	3/5/2019	2
ARS	9,736	USD	231	BNP Paribas**	3/19/2019	20
BRL	580	USD	152	Barclays Bank plc**	3/19/2019	7
BRL	1,112	USD	297	Citibank, NA**	3/19/2019	7
BRL	579	USD	153	Standard Chartered Bank**	3/19/2019	6
CLP	199,656	USD	295	Citibank, NA**	3/19/2019	9
CLP	199,713	USD	296	Goldman Sachs International**	3/19/2019	9
CNY	6,093	USD	890	Citibank, NA**	3/19/2019	19
COP	927,615	USD	296	Barclays Bank plc**	3/19/2019	3

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	925,164	USD	295	Goldman Sachs International**	3/19/2019	2
HUF	28,243	USD	99	HSBC Bank, NA	3/19/2019	3
MXN	6,435	USD	312	National Australia Bank Ltd.	3/19/2019	22
MXN	6,056	USD	300	State Street Corp.	3/19/2019	15
PLN	2,229	USD	594	BNP Paribas	3/19/2019	5
TRY	3,473	USD	617	Barclays Bank plc	3/19/2019	39
TRY	6,329	USD	1,154	Citibank, NA	3/19/2019	43
TRY	2,913	USD	524	Goldman Sachs International	3/19/2019	27
USD	24	CZK	534	HSBC Bank, NA	3/19/2019	— (a)
USD	950	MXN	18,277	HSBC Bank, NA	3/19/2019	— (a)
ZAR	4,281	USD	298	Barclays Bank plc	3/19/2019	23
EUR	201	USD	230	BNP Paribas	4/23/2019	1
USD	1,087	EUR	935	National Australia Bank Ltd.	4/23/2019	9

Total unrealized appreciation						2,551

USD	79,360	CAD	108,085	HSBC Bank, NA	2/5/2019	(2,901)
USD	780	CAD	1,040	TD Bank Financial Group	2/5/2019	(12)
EUR	129	HUF	41,464	Citibank, NA	2/19/2019	(3)
EUR	131	RON	626	HSBC Bank, NA	2/19/2019	(1)
MXN	6,093	USD	319	BNP Paribas	2/19/2019	(1)
USD	300	CLP	201,093	Credit Suisse International**	2/19/2019	(7)
USD	294	CNY	1,995	Goldman Sachs International**	2/19/2019	(4)
USD	301	KRW	336,172	Goldman Sachs International**	2/19/2019	(1)
USD	607	MXN	11,725	HSBC Bank, NA	2/19/2019	(4)
USD	591	PHP	30,894	Merrill Lynch International**	2/19/2019	(1)
USD	93	TRY	498	HSBC Bank, NA	2/19/2019	(2)
USD	301	THB	9,501	Credit Suisse International	2/20/2019	(3)
USD	296	THB	9,398	Standard Chartered Bank	2/20/2019	(5)
CHF	2,108	EUR	1,868	Goldman Sachs International	3/5/2019	(18)
CHF	1,308	USD	1,328	TD Bank Financial Group	3/5/2019	(9)
DKK	4,914	EUR	658	Merrill Lynch International	3/5/2019	— (a)
DKK	8,891	USD	1,371	Merrill Lynch International	3/5/2019	(4)
DKK	8,605	USD	1,323	TD Bank Financial Group	3/5/2019	(1)
EUR	818	GBP	739	Morgan Stanley	3/5/2019	(33)
EUR	7,086	USD	8,142	State Street Corp.	3/5/2019	(13)
JPY	48,658	USD	452	State Street Corp.	3/5/2019	(4)
SEK	8,456	USD	945	Barclays Bank plc	3/5/2019	(9)
SEK	4,579	USD	511	Citibank, NA	3/5/2019	(4)
SEK	7,953	USD	885	Goldman Sachs International	3/5/2019	(4)
SEK	8,700	USD	966	TD Bank Financial Group	3/5/2019	(2)
USD	4,772	AUD	6,582	Australia & New Zealand Banking Group Ltd.	3/5/2019	(15)
USD	6,016	CAD	7,968	State Street Corp.	3/5/2019	(53)
USD	565	DKK	3,691	Citibank, NA	3/5/2019	(3)
USD	1,819	DKK	11,889	TD Bank Financial Group	3/5/2019	(8)
USD	2,094	EUR	1,828	BNP Paribas	3/5/2019	(3)
USD	15,656	EUR	13,710	Citibank, NA	3/5/2019	(74)
USD	275,774	EUR	241,391	Goldman Sachs International	3/5/2019	(1,153)
USD	1,457	EUR	1,279	Merrill Lynch International	3/5/2019	(10)
USD	473	EUR	413	Royal Bank of Canada	3/5/2019	(1)
USD	394	EUR	345	Societe Generale	3/5/2019	(2)
USD	28,188	GBP	21,967	Barclays Bank plc	3/5/2019	(664)
USD	4,620	GBP	3,662	BNP Paribas	3/5/2019	(189)
USD	3,886	GBP	3,028	Deutsche Bank AG	3/5/2019	(90)
USD	1,063	GBP	829	Merrill Lynch International	3/5/2019	(26)
USD	394	GBP	307	Societe Generale	3/5/2019	(9)
USD	3,279	JPY	360,472	BNP Paribas	3/5/2019	(38)
USD	3,312	JPY	372,957	Citibank, NA	3/5/2019	(119)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	90,335	JPY	10,173,817	HSBC Bank, NA	3/5/2019	(3,264)
USD	828	JPY	91,569	Merrill Lynch International	3/5/2019	(15)
USD	415	JPY	46,692	TD Bank Financial Group	3/5/2019	(15)
USD	927	NOK	7,917	Goldman Sachs International	3/5/2019	(13)
USD	313	SEK	2,835	Merrill Lynch International	3/5/2019	(1)
HUF	16,876	USD	61	Goldman Sachs International	3/19/2019	— (a)
KRW	663,466	USD	600	BNP Paribas**	3/19/2019	(3)
USD	218	ARS	9,736	Citibank, NA**	3/19/2019	(31)
USD	304	BRL	1,135	Standard Chartered Bank**	3/19/2019	(6)
USD	1,304	CNY	9,093	Goldman Sachs International**	3/19/2019	(52)
USD	223	COP	709,818	Standard Chartered Bank**	3/19/2019	(5)
USD	560	EUR	491	TD Bank Financial Group	3/19/2019	(3)
USD	209	HUF	58,891	Citibank, NA	3/19/2019	(5)
USD	348	HUF	98,095	TD Bank Financial Group	3/19/2019	(8)
USD	590	KRW	663,466	Goldman Sachs International**	3/19/2019	(7)
USD	442	KZT	169,258	Citibank, NA**	3/19/2019	— (a)
USD	273	MXN	5,421	BNP Paribas	3/19/2019	(9)
USD	340	MXN	7,071	Goldman Sachs International	3/19/2019	(28)
USD	658	PLN	2,483	BNP Paribas	3/19/2019	(9)
USD	212	PLN	795	Citibank, NA	3/19/2019	(2)
USD	330	PLN	1,241	HSBC Bank, NA	3/19/2019	(4)
USD	1,143	TRY	6,386	Goldman Sachs International	3/19/2019	(65)
USD	350	ZAR	4,832	Merrill Lynch International	3/19/2019	(13)
USD	300	ZAR	4,152	Royal Bank of Canada	3/19/2019	(11)
USD	565	ZAR	8,135	State Street Corp.	3/19/2019	(46)

Total unrealized depreciation						(9,118)

Net unrealized depreciation						(6,567)

Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China yuan
COP	Colombian Peso
CZK	Czech Republic Krona
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korea (Rep.) won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of January 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.12	USD	1,822	39	(31)	8
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.12	USD	2,278	49	(39)	10
United Mexican States	1.00	Quarterly	Citibank, NA	12/20/2023	1.34	USD	800	16	(5)	11
United Mexican States	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.34	USD	500	10	(3)	7

								114	(78)	36

People’s Republic of China	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.55	USD	1,840	(31)	(9)	(40)
Republic of Korea	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.33	USD	4,500	(113)	(31)	(144)

								(144)	(40)	(184)

								(30)	(118)	(148)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of January 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)	Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Asia ex-Japan IG Series 30.1	1.00	Quarterly	12/20/2023	0.80	USD 600	(2)	(4)	(6)

						(2)	(4)	(6)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month PRIBOR semi-annually	1.99 annually	Pay	7/12/2023	CZK	49,000	36	36
4 week TIIE monthly	8.20 monthly	Pay	1/21/2022	MXN	21,646	1	1

						37	37

6 month PRIBOR semi-annually	2.06 annually	Receive	7/12/2028	CZK	31,000	(53)	(53)
6 month BUBOR semi-annually	3.08 annually	Receive	1/31/2029	HUF	200,000	(3)	(3)

						(56)	(56)

						(19)	(19)

(a)	Value of floating rate index at January 31, 2019 was as follows:

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Floating Rate Index	Value
6 Month BURBOR	0.27%
6 Month PRIBOR	2.06%
4 Week TIIE	8.60%

Abbreviations

BUBOR	Budapest Interbank Offered Rate
CZK	Czech Republic Krona
HUF	Hungarian Forint
PRIBOR	Prague Interbank Offered Rate
MXN	Mexican Peso
TIIE	Interbank Equilibrium Interest Rate
USD	United States Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

OTC Total Return Basket Swaps Outstanding at January 31, 2019 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.35% to 1.50%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$36,384	$1,144	$51	$1,195

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
Ashtead Group plc	86	2,194	186	0.0	(a)
BP plc	492	3,360	(1)	0.0	(a)
BT Group plc	640	1,952	(42)	0.0	(a)
Diageo plc	32	1,229	79	0.0	(a)
Fevertree Drinks plc	26	886	(136)	0.0	(a)
GlaxoSmithKline plc	285	5,545	(130)	0.0	(a)
HSBC Holdings plc	345	2,901	(3)	0.0	(a)
Imperial Brands plc	82	2,712	203	0.0	(a)
Pearson plc	213	2,536	(207)	0.0	(a)
Persimmon plc	42	1,301	188	0.0	(a)
Taylor Wimpey plc	579	1,255	178	0.0	(a)

	2,822	25,871	315	0.0	(a)

United States
Burford Capital Ltd.	80	1,920	262	0.0	(a)
Australia
Rio Tinto plc	100	5,555	505	0.0	(a)
South Africa
Anglo American plc	68	1,733	120	0.0	(a)
Jordan
Hikma Pharmaceuticals plc	62	1,305	(58)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	3,132	36,384	1,144	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
GBP LIBOR	0.73%

(a)	Amounts rounds to less than 0.1%of net assets.
(1)	Notional value represents market value as of January 31, 2019 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of total swap contracts outstanding as of January 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	114	36
OTC Interest rate swap contracts outstanding	–	37
OTC Total return basket swaps contracts outstanding	–	1,195

Total OTC swap contracts outstanding	114	1,268

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(144)	(184)
OTC Interest rate swap contracts outstanding	–	(56)

Total OTC swap contracts outstanding	(144)	(240)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2019.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$32,443	$—	$32,443
Austria	—	5,949	—	5,949
Belgium	—	9,560	—	9,560
Canada	22,302	—	283	22,585
China	12,281	34,627	—	46,908
Denmark	—	13,476	—	13,476
Finland	—	14,639	—	14,639
France	—	106,141	—	106,141
Germany	—	82,268	—	82,268
Hong Kong	—	38,351	—	38,351
Indonesia	—	12,594	—	12,594
Ireland	2,886	1,244	—	4,130
Italy	—	20,465	—	20,465
Japan	—	134,387	—	134,387
Luxembourg	—	4,826	—	4,826
Macau	—	2,715	—	2,715
Malaysia	—	1,547	—	1,547
Netherlands	—	47,928	—	47,928
Norway	—	866	—	866
Russia	1,010	3,514	—	4,524
Singapore	—	4,958	—	4,958
South Africa	—	15,070	—	15,070
South Korea	—	9,283	—	9,283
Spain	—	31,315	—	31,315
Sweden	—	12,181	—	12,181
Switzerland	—	95,004	—	95,004
Taiwan	13,472	7,106	—	20,578
Thailand	—	3,648	—	3,648
Turkey	—	648	—	648
United Kingdom	4,632	104,176	—	108,808

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$835,249	$7,528	$275	$843,052
Other Common Stocks	65,513	—	—	65,513

Total Common Stocks	957,345	858,457	558	1,816,360

Preferred Stocks
United States	16	—	304	320
Debt Securities
Asset-Backed Securities
Cayman Islands	—	1,535	5,185	6,720
United States	—	79,274	55,210	134,484

Total Asset-Backed Securities	—	80,809	60,395	141,204

Collateralized Mortgage Obligations
United States	—	307,288	5,153	312,441
Commercial Mortgage-Backed Securities
Cayman Islands	—	—	1,974	1,974
United States	—	60,643	44,131	104,774

Total Commercial Mortgage-Backed Securities	—	60,643	46,105	106,748

Convertible Bonds
Other Convertible Bonds	—	103	—	103
Corporate Bonds
United States	—	108,017	3	108,020
Other Corporate Bonds	—	72,755	—	72,755

Total Corporate Bonds	—	180,772	3	180,775

Loan Assignments
United States	—	116,691	219	116,910
Other Loan Assignments	—	2,672	—	2,672

Total Loan Assignments	—	119,363	219	119,582

Foreign Government Securities	—	265,774	—	265,774
Mortgage-Backed Securities	—	27,260	—	27,260
Supranational	—	6,783	—	6,783
U.S. Treasury Obligations	—	37,809	—	37,809
Options Purchased
Call Options Purchased	26,361	16	—	26,377
Rights
United States	—	—	15	15
Warrants
Canada	—	10	—	10
Short-Term Investments
Certificates of Deposit	—	2,250	—	2,250
Commercial Paper	—	18,328	—	18,328
Foreign Government Treasury Bills	—	83,358	—	83,358
Investment Companies	169,127	—	—	169,127

Total Short-Term Investments	169,127	103,936	—	273,063

Total Investments in Securities	$1,152,849	$2,049,023	$112,752	$3,314,624

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Common Stocks
Other Common Stocks	$(38,596)	$—	$—	$(38,596)
Exchange Traded Funds	(2,123)	—	—	(2,123)

Total Liabilities in Securities Sold Short	$(40,719)	$—	$—	$(40,719)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,551	$—	$2,551
Futures Contracts	18,256	201	—	18,457
Swaps	—	1,181	—	1,181

Total Appreciation in Other Financial Instruments	$18,256	$3,933	$—	$22,189

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,118)	$—	$(9,118)
Futures Contracts	(14,106)	(11,618)	—	(25,724)
Swaps	—	(178)	—	(178)

Total Depreciation in Other Financial Instruments	$(14,106)	$(20,914)	$—	$(35,020)

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	$490	$—	$(85)	$—	$—		$—	$4,780	$—	$5,185
Asset-Backed Securities — United States	56,852	—	(136)	21	1,938		(5,703)	7,446	(5,208)	55,210
Collateralized Mortgage Obligations — United States	1,269	—	(7)	2	842		(57)	3,104	—	5,153
Commercial Mortgage-Backed Securities — Cayman Islands	2,001	—	(27)	—	—		—	—	—	1,974
Commercial Mortgage-Backed Securities — United States	19,382	(3)	406	5	21,039		(2,715)	8,898	(2,881)	44,131
Common Stocks — Canada	313	—	(30)	—	—		—	—	—	283
Common Stocks — United States	14	—	(15)	—	276		—	—	—	275
Convertible Bonds — United States	69	—	(6)	—	—		—	—	(63)	—
Corporate Bonds — United States	1,516	(314)	137	5	—		(1,322)	—	(19)	3
Foreign Government Securities	754	—	—	—	—		—	—	(754)	—
Loan Assignments — United States	212	—	7	—	—	(a)	—	—	—	219
Preferred Stocks — United States	298	—	(4)	—	10		—	—	—	304
Rights — United States	16	—	(1)	—	—		—	—	—	15

Total	$83,186	$(317)	$239	$33	$24,105		$(9,797)	$24,228	$(8,925)	$112,752

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $96,000.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$60,396		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.00% (11.00%)
				Constant Default Rate	0.00% - 5.40% (2.01%)
				Yield (Discount Rate of Cash Flows)	3.25% - 8.29% (4.27%)
				Discount Margin	1.88% - 3.75% (2.87%)

Asset-Backed Securities	60,396

	46,103		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.94%)
				Constant Default Rate	0.00% - 3.00% (0.06%)
				Yield (Discount Rate of Cash Flows)	3.12% - 6.06% (4.62%)
				Discount Margin	1.42% - 1.68% (1.55%)

Commercial Mortgage Backed Securities	46,103

	5,152		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.71% (8.57%)
				Constant Default Rate	0.00% - 2.45% (0.39%)
				Yield (Discount Rate of Cash Flows)	4.45% - 5.97% (5.21%)

Collateralized Mortgage Obligation	5,152

	283		Market Comparable Transactions	Discount for Potential Outcome (a)	7.5% (7.5%)
	14		Terms of Exchange Offer	Expected Recovery	$8.23 ($8.23)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Market Comparable Companies	Liquidity Discount	30.00% (30.00%)

Common Stock	297

	—	(d)	Pending Distribution	Discount for Potential Outcome (a)	99.99% (99.99%)

Corporate Bonds	—

	19		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	19

	2		Pending Distribution	Expected Distribution Amount	$0.049 ($0.049)

Rights	2

Total	$111,969

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.
#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2019, the value of these investments was approximately $783,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return basket swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A., an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (h) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing houses.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (h) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.4%

Australia - 6.1%
BHP Group plc	59	1,328
Goodman Group, REIT	153	1,306
Rio Tinto plc	74	4,112
Transurban Group	166	1,475

		8,221

Austria - 1.0%
Erste Group Bank AG*	39	1,356

Canada - 1.0%
TransCanada Corp.	31	1,331

China - 0.8%
China Construction Bank Corp., Class H	1,180	1,063

Denmark - 2.2%
Novo Nordisk A/S, Class B	65	3,025

Finland - 3.0%
Nordea Bank AB	258	2,351
UPM-Kymmene OYJ	56	1,624

		3,975

France - 14.6%
Accor SA	30	1,319
Airbus SE	21	2,438
BNP Paribas SA	38	1,784
Capgemini SE	9	966
LVMH Moet Hennessy Louis Vuitton SE	8	2,669
Natixis SA	144	736
Orange SA	79	1,224
Renault SA	22	1,582
TOTAL SA	50	2,752
Unibail-Rodamco-Westfield, REIT	7	1,217
Vinci SA	33	2,942

		19,629

Germany - 4.8%
Allianz SE (Registered)	5	1,044
Deutsche Boerse AG	7	935
Deutsche Post AG (Registered)	57	1,685
Infineon Technologies AG	33	736
Volkswagen AG (Preference)	12	2,117

		6,517

Hong Kong - 2.1%
HKT Trust & HKT Ltd.	1,137	1,677
Hong Kong Exchanges & Clearing Ltd.	37	1,164

		2,841

Italy - 1.7%
Enel SpA	377	2,279

Japan - 17.8%
Amada Holdings Co. Ltd.	144	1,447
Bandai Namco Holdings, Inc.	34	1,489
Bridgestone Corp.	45	1,728
Japan Airlines Co. Ltd.	44	1,591
JXTG Holdings, Inc.	242	1,322
Marui Group Co. Ltd.	54	1,103
Mitsubishi Corp.	92	2,708
Mitsui & Co. Ltd.	72	1,171
Nippon Telegraph & Telephone Corp.	30	1,298
Sumitomo Mitsui Financial Group, Inc.	62	2,307
Sumitomo Mitsui Trust Holdings, Inc.	30	1,148
Tokio Marine Holdings, Inc.	54	2,630
Toyota Motor Corp.	43	2,665
Trend Micro, Inc.	24	1,293

		23,900

Macau - 0.7%
Sands China Ltd.	192	923

Netherlands - 7.3%
ASML Holding NV	7	1,301
ING Groep NV	113	1,344
Koninklijke Ahold Delhaize NV	66	1,745
NN Group NV	37	1,542
Royal Dutch Shell plc, Class A	124	3,830

		9,762

Norway - 1.2%
Telenor ASA	86	1,636

Singapore - 1.3%
DBS Group Holdings Ltd.	95	1,688

South Korea - 1.0%
Samsung Electronics Co. Ltd.	33	1,391

Spain - 1.7%
Iberdrola SA	271	2,242
Iberdrola SA*	6	51

		2,293

Sweden - 1.3%
Svenska Handelsbanken AB, Class A	155	1,687

Switzerland - 11.7%
Glencore plc*	621	2,524
Nestle SA (Registered)	30	2,599
Novartis AG (Registered)	39	3,423
Roche Holding AG	14	3,831
Swiss Re AG	22	2,137
Zurich Insurance Group AG*	4	1,167

		15,681

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49	1,855

United Kingdom - 13.3%
3i Group plc	96	1,076
Aviva plc	143	779
Diageo plc	60	2,282

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
HSBC Holdings plc	139	1,174
Imperial Brands plc	95	3,162
Lloyds Banking Group plc	1,458	1,112
Prudential plc	111	2,177
Taylor Wimpey plc	1,138	2,466
Unilever NV, CVA	68	3,631

		17,859

United States - 2.4%
Carnival plc	24	1,370
Ferguson plc	27	1,799

		3,169

TOTAL COMMON STOCKS (Cost $128,227)		132,081

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(a)(b)(Cost $1,706)	1,706	1,706

Total Investments - 99.7% (Cost $129,933)		133,787
Other Assets Less Liabilities - 0.3%		457

Net Assets - 100.0%		134,244

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	12.7%
Insurance	8.6
Pharmaceuticals	7.7
Oil, Gas & Consumable Fuels	6.9
Metals & Mining	6.0
Automobiles	4.8
Diversified Telecommunication Services	4.4
Trading Companies & Distributors	4.2
Electric Utilities	3.4
Capital Markets	2.9
Semiconductors & Semiconductor Equipment	2.9
Personal Products	2.7
Hotels, Restaurants & Leisure	2.7
Tobacco	2.4
Construction & Engineering	2.2
Textiles, Apparel & Luxury Goods	2.0
Food Products	1.9
Equity Real Estate Investment Trusts (REITs)	1.9
Household Durables	1.8
Aerospace & Defense	1.8
Beverages	1.7
Food & Staples Retailing	1.3
Auto Components	1.3
Air Freight & Logistics	1.3
Paper & Forest Products	1.2
Airlines	1.2
Leisure Products	1.1
Transportation Infrastructure	1.1
Machinery	1.1
Technology Hardware, Storage & Peripherals	1.0
Software	1.0
Others (each less than 1.0%)	1.5
Short-Term Investments	1.3

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2019.

*	Non-income producing security.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

AUD	908	USD	640	Merrill Lynch International	2/5/2019	20
AUD	8,006	USD	5,614	TD Bank Financial Group	2/5/2019	206
CAD	329	JPY	26,760	Deutsche Bank AG	2/5/2019	5
DKK	413	USD	63	Merrill Lynch International	2/5/2019	–(a)
GBP	878	USD	1,117	Merrill Lynch International	2/5/2019	35
GBP	1,324	USD	1,692	State Street Corp.	2/5/2019	44
JPY	832,903	USD	7,540	BNP Paribas	2/5/2019	108
JPY	169,950	USD	1,544	Standard Chartered Bank	2/5/2019	17
USD	2,927	CHF	2,874	Citibank, NA	2/5/2019	36
USD	677	CHF	664	Merrill Lynch International	2/5/2019	9
USD	461	DKK	3,002	TD Bank Financial Group	2/5/2019	1
USD	1,589	EUR	1,385	Australia & New Zealand Banking Group Ltd.	2/5/2019	4
USD	2,779	EUR	2,409	Merrill Lynch International	2/5/2019	22
USD	1,554	EUR	1,355	TD Bank Financial Group	2/5/2019	3
USD	1,107	JPY	119,539	Citibank, NA	2/5/2019	10
USD	1,186	JPY	128,273	Societe Generale	2/5/2019	9
JPY	50,573	CHF	460	Citibank, NA	3/5/2019	1
JPY	43,350	USD	397	Merrill Lynch International	3/5/2019	2
USD	887	CAD	1,164	Merrill Lynch International	3/5/2019	–(a)
USD	1,105	CHF	1,094	National Australia Bank Ltd.	3/5/2019	2
USD	2,872	EUR	2,495	Merrill Lynch International	3/5/2019	10
USD	7,090	GBP	5,391	Citibank, NA	3/5/2019	9
USD	966	NOK	8,112	HSBC Bank, NA	3/5/2019	3

Total unrealized appreciation						556

CHF	488	USD	498	State Street Corp.	2/5/2019	(7)
CHF	1,957	USD	1,999	TD Bank Financial Group	2/5/2019	(32)
DKK	2,590	USD	398	Citibank, NA	2/5/2019	(1)
EUR	673	USD	778	BNP Paribas	2/5/2019	(7)
EUR	1,924	USD	2,209	Standard Chartered Bank	2/5/2019	(6)
EUR	1,719	USD	1,985	TD Bank Financial Group	2/5/2019	(18)
JPY	82,639	USD	766	BNP Paribas	2/5/2019	(7)
USD	1,097	CAD	1,494	HSBC Bank, NA	2/5/2019	(40)
USD	351	EUR	308	BNP Paribas	2/5/2019	(1)
USD	600	EUR	527	Goldman Sachs International	2/5/2019	(3)
USD	640	EUR	559	HSBC Bank, NA	2/5/2019	(1)
USD	308	EUR	269	Union Bank of Switzerland AG	2/5/2019	–(a)
USD	1,785	GBP	1,397	Barclays Bank plc	2/5/2019	(47)
USD	5,618	GBP	4,439	HSBC Bank, NA	2/5/2019	(205)
USD	606	GBP	478	Societe Generale	2/5/2019	(21)
USD	317	GBP	248	Standard Chartered Bank	2/5/2019	(9)
USD	1,315	GBP	1,031	TD Bank Financial Group	2/5/2019	(37)
USD	559	JPY	60,944	State Street Corp.	2/5/2019	(1)
USD	934	NOK	8,112	TD Bank Financial Group	2/5/2019	(28)
AUD	8,914	USD	6,490	Merrill Lynch International	3/5/2019	(8)
JPY	749,975	USD	6,919	Citibank, NA	3/5/2019	(19)

Total unrealized depreciation						(498)

Net unrealized appreciation						58

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a) Amount rounds to less than one thousand.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$8,221	$–	$8,221
Austria	–	1,356	–	1,356
China	–	1,063	–	1,063
Denmark	–	3,025	–	3,025
Finland	–	3,975	–	3,975

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$–	$19,629	$–	$19,629
Germany	–	6,517	–	6,517
Hong Kong	–	2,841	–	2,841
Italy	–	2,279	–	2,279

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Japan	–	23,900	–	23,900
Macau	–	923	–	923
Netherlands	–	9,762	–	9,762
Norway	–	1,636	–	1,636
Singapore	–	1,688	–	1,688
South Korea	–	1,391	–	1,391
Spain	–	2,293	–	2,293
Sweden	–	1,687	–	1,687
Switzerland	–	15,681	–	15,681
United Kingdom	–	17,859	–	17,859
United States	–	3,169	–	3,169
Other Common Stocks	3,186	–	–	3,186

Total Common Stocks	3,186	128,895	–	132,081

Short-Term Investments
Investment Companies	1,706	–	–	1,706

Total Investments in Securities	$4,892	$128,895	$–	$133,787

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$556	$–	$556

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(498)	$–	$(498)

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.4%
Argentina — 0.0%(a)
MercadoLibre, Inc.*	6	2,052

Australia — 2.8%
AGL Energy Ltd.	63	977
Alumina Ltd.	647	1,151
Amcor Ltd.	182	1,804
AMP Ltd.	342	564
APA Group	176	1,176
Aristocrat Leisure Ltd.	42	763
ASX Ltd.	16	757
Aurizon Holdings Ltd.	388	1,243
Australia & New Zealand Banking Group Ltd.	379	6,897
Bendigo & Adelaide Bank Ltd.	64	500
BHP Group Ltd.	384	9,817
BHP Group plc	240	5,355
Boral Ltd.	161	581
Brambles Ltd.	184	1,431
Caltex Australia Ltd.	45	873
Challenger Ltd.	72	378
Coca-Cola Amatil Ltd.	138	842
Cochlear Ltd.	11	1,501
Coles Group Ltd.*	130	1,179
Commonwealth Bank of Australia	202	10,294
Computershare Ltd.	102	1,322
Crown Resorts Ltd.	10	88
CSL Ltd.	54	7,696
Dexus, REIT	156	1,303
Fortescue Metals Group Ltd.	139	574
Goodman Group, REIT	292	2,481
GPT Group (The), REIT	134	568
Incitec Pivot Ltd.	204	492
Insurance Australia Group Ltd.	245	1,266
LendLease Group	70	619
Macquarie Group Ltd.	41	3,511
Medibank Pvt Ltd.	330	628
Mirvac Group, REIT	940	1,649
National Australia Bank Ltd.	334	5,798
Newcrest Mining Ltd.	86	1,525
Oil Search Ltd.	195	1,113
Orica Ltd.	75	932
Origin Energy Ltd.*	182	953
QBE Insurance Group Ltd.	214	1,673
Ramsay Health Care Ltd.	22	913
REA Group Ltd.	14	782
Rio Tinto Ltd.	60	3,823
Rio Tinto plc	248	13,742
Santos Ltd.	215	1,012
Scentre Group, REIT	976	2,825
SEEK Ltd.	6	77
Sonic Healthcare Ltd.	36	609
South32 Ltd.	786	2,012
Stockland, REIT	371	1,022
Suncorp Group Ltd.	206	1,948
Sydney Airport	208	992
Tabcorp Holdings Ltd.	295	999
Telstra Corp. Ltd.	522	1,182
TPG Telecom Ltd.	118	602
Transurban Group	298	2,643
Treasury Wine Estates Ltd.	74	836
Vicinity Centres, REIT	510	971
Wesfarmers Ltd.	130	3,041
Westpac Banking Corp.	389	6,948
Woodside Petroleum Ltd.	85	2,138
Woolworths Group Ltd.	180	3,837

		135,228

Austria — 0.1%
Erste Group Bank AG*	160	5,590

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	67	5,087
KBC Group NV	96	6,489

		11,576

Canada — 3.3%
Agnico Eagle Mines Ltd.	30	1,311
Alimentation Couche-Tard, Inc., Class B	60	3,277
ARC Resources Ltd.(b)	51	372
Bank of Montreal(b)	90	6,566
Bank of Nova Scotia (The)	162	9,239
Barrick Gold Corp.	159	2,135
BCE, Inc.	22	962
Brookfield Asset Management, Inc., Class A	128	5,500
Canadian Imperial Bank of Commerce	57	4,810
Canadian National Railway Co.	109	9,069
Canadian Natural Resources Ltd.	156	4,200
Canadian Pacific Railway Ltd.	21	4,264
Canadian Tire Corp. Ltd., Class A(b)	10	1,131
Cenovus Energy, Inc.	121	944
CGI Group, Inc.*	32	2,096
Constellation Software, Inc.	3	2,034
Crescent Point Energy Corp.	76	228
Dollarama, Inc.	50	1,343
Enbridge, Inc.	112	4,104
Encana Corp.	122	840
Fairfax Financial Holdings Ltd.	3	1,513
Fortis, Inc.	40	1,425
Franco-Nevada Corp.	25	1,913
George Weston Ltd.	4	318
Gildan Activewear, Inc.	35	1,171
Goldcorp, Inc.	115	1,281
Great-West Lifeco, Inc.	45	956
Imperial Oil Ltd.(b)	42	1,204
Intact Financial Corp.	19	1,482
Inter Pipeline Ltd.	51	819
Kinross Gold Corp.*	179	598
Loblaw Cos. Ltd.(b)	32	1,569
Magna International, Inc.	57	3,011
Manulife Financial Corp.	281	4,519
Metro, Inc.	36	1,313
National Bank of Canada	48	2,237
Nutrien Ltd.	95	4,897
Open Text Corp.	36	1,293
Pembina Pipeline Corp.(b)	54	1,924
Power Corp. of Canada	54	1,064

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Canada — continued
Power Financial Corp.	38	770
Restaurant Brands International, Inc.	31	1,964
Rogers Communications, Inc., Class B	52	2,798
Royal Bank of Canada	194	14,796
Saputo, Inc.	37	1,072
Shaw Communications, Inc., Class B	58	1,183
SNC-Lavalin Group, Inc.	22	623
Sun Life Financial, Inc.	88	3,172
Suncor Energy, Inc.	222	7,146
Teck Resources Ltd., Class B	77	1,872
Thomson Reuters Corp.	49	2,570
Toronto-Dominion Bank (The)	245	13,801
TransCanada Corp.	101	4,304
Wheaton Precious Metals Corp.	60	1,258

		156,261

China — 0.1%
BOC Hong Kong Holdings Ltd.	538	2,077
Yangzijiang Shipbuilding Holdings Ltd.	347	362

		2,439

Denmark — 0.4%
Chr Hansen Holding A/S	54	5,106
Novo Nordisk A/S, Class B	311	14,564

		19,670

Finland — 0.6%
Elisa OYJ	99	4,153
Nokia OYJ	592	3,741
Nordea Bank AB	916	8,338
UPM-Kymmene OYJ	275	7,995
Wartsila OYJ Abp	322	5,256

		29,483

France — 4.3%
Accor SA	139	6,029
Air Liquide SA	75	9,057
Airbus SE	111	12,791
Alstom SA*	122	4,896
AXA SA	313	7,261
BioMerieux	40	2,856
BNP Paribas SA	234	11,047
Capgemini SE	71	7,867
Eiffage SA	38	3,525
Kering SA	11	5,375
L’Oreal SA	23	5,547
LVMH Moet Hennessy Louis Vuitton SE	55	17,779
Natixis SA	1,043	5,349
Orange SA	611	9,483
Pernod Ricard SA	46	7,686
Renault SA	127	8,957
Sanofi	155	13,480
Schneider Electric SE	168	11,945
Thales SA	55	6,105
TOTAL SA	384	21,028
Unibail-Rodamco-Westfield, REIT	21	3,829
Unibail-Rodamco-Westfield, REIT, CHDI*	103	920
Valeo SA	147	4,605
Vinci SA	132	11,597
Vivendi SA	123	3,149

		202,163

Germany — 2.9%
adidas AG	43	10,253
Allianz SE (Registered)	64	13,552
BASF SE	64	4,675
Bayer AG (Registered)	90	6,846
Daimler AG (Registered)	132	7,798
Deutsche Post AG (Registered)	286	8,452
Deutsche Telekom AG (Registered)	714	11,605
Fresenius SE & Co. KGaA	93	4,843
Infineon Technologies AG	371	8,263
Merck KGaA	48	5,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	39	8,596
RWE AG	265	6,584
SAP SE	164	16,935
Siemens AG (Registered)	110	12,074
Volkswagen AG (Preference)	71	12,064

		137,623

Hong Kong —1.2%
AIA Group Ltd.	1,442	13,017
ASM Pacific Technology Ltd.	50	540
Bank of East Asia Ltd. (The)	41	138
CK Asset Holdings Ltd.	255	2,145
CK Hutchison Holdings Ltd.	385	3,886
CK Infrastructure Holdings Ltd.	127	1,025
CLP Holdings Ltd.	265	3,086
Hang Lung Properties Ltd.	59	129
Hang Seng Bank Ltd.	120	2,768
Henderson Land Development Co. Ltd.	234	1,330
HKT Trust & HKT Ltd.	414	611
Hong Kong & China Gas Co. Ltd.	1,278	2,777
Hong Kong Exchanges & Clearing Ltd.	132	4,115
Hongkong Land Holdings Ltd.	140	1,006
Jardine Matheson Holdings Ltd.	14	930
Kerry Properties Ltd.	198	820
Link REIT, REIT	257	2,819
MTR Corp. Ltd.	150	839
New World Development Co. Ltd.	457	721
NWS Holdings Ltd.	305	697
Power Assets Holdings Ltd.	161	1,081
Sino Land Co. Ltd.	676	1,216
Sun Hung Kai Properties Ltd.	210	3,514
Swire Pacific Ltd., Class A	118	1,397
Techtronic Industries Co. Ltd.	83	485
WH Group Ltd.(c)	773	662
Wharf Holdings Ltd. (The)	259	783
Wharf Real Estate Investment Co. Ltd.	210	1,437
Wheelock & Co. Ltd.	194	1,244
Yue Yuen Industrial Holdings Ltd.	186	633

		55,851

Ireland — 0.5%
CRH plc	262	7,554
James Hardie Industries plc, CHDI	77	858
Kerry Group plc, Class A	60	6,204
Kingspan Group plc	85	3,495
Ryanair Holdings plc, ADR*	60	4,266

		22,377

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	155		3,072

Italy — 0.6%
Davide Campari-Milano SpA	377		3,389
Enel SpA	2,157		13,037
Intesa Sanpaolo SpA	832		1,903
Snam SpA	843		4,023
UniCredit SpA	626		7,232

			29,584

Japan — 8.9%
AEON Financial Service Co. Ltd.	26		508
AGC, Inc.	47		1,579
Ajinomoto Co., Inc.	114		1,974
Alfresa Holdings Corp.	30		813
Amada Holdings Co. Ltd.	153		1,544
Asahi Group Holdings Ltd.	94		3,950
Asahi Kasei Corp.	95		1,039
Astellas Pharma, Inc.	172		2,554
Bandai Namco Holdings, Inc.	77		3,393
Bridgestone Corp.	127		4,900
Canon, Inc.	109		3,135
Central Japan Railway Co.	15		3,177
Chubu Electric Power Co., Inc.	140		2,221
Chugai Pharmaceutical Co. Ltd.	22		1,311
Concordia Financial Group Ltd.	405		1,670
Dai Nippon Printing Co. Ltd.	29		664
Daicel Corp.	203		2,125
Dai-ichi Life Holdings, Inc.	111		1,807
Daiichi Sankyo Co. Ltd.	122		4,232
Daikin Industries Ltd.	50		5,401
Daito Trust Construction Co. Ltd.	12		1,681
Daiwa House Industry Co. Ltd.	127		4,111
Daiwa House REIT Investment Corp., REIT	—	(d)	652
Denso Corp.	33		1,532
Dentsu, Inc.	8		389
East Japan Railway Co.	61		5,661
Eisai Co. Ltd.	32		2,454
Electric Power Development Co. Ltd.	106		2,644
FANUC Corp.	19		3,146
Fast Retailing Co. Ltd.	8		3,855
FUJIFILM Holdings Corp.	83		3,570
Fujitsu Ltd.	7		443
Hakuhodo DY Holdings, Inc.	47		716
Hankyu Hanshin Holdings, Inc.	22		778
Hino Motors Ltd.	128		1,284
Hisamitsu Pharmaceutical Co., Inc.	7		379
Hitachi High-Technologies Corp.	37		1,348
Hitachi Ltd.	196		6,169
Honda Motor Co. Ltd.	279		8,388
Hoya Corp.	28		1,608
Inpex Corp.	41		389
ITOCHU Corp.	285		5,226
J Front Retailing Co. Ltd.	159		1,821
Japan Airlines Co. Ltd.	74		2,680
Japan Exchange Group, Inc.	96		1,697
Japan Post Holdings Co. Ltd.	64		792
Japan Prime Realty Investment Corp., REIT	—	(d)	681
Japan Real Estate Investment Corp., REIT	—	(d)	868
Japan Retail Fund Investment Corp., REIT	1		1,059
Japan Tobacco, Inc.	140		3,552
JFE Holdings, Inc.	68		1,190
JTEKT Corp.	46		599
JXTG Holdings, Inc.	711		3,881
Kao Corp.	95		6,695
Kawasaki Heavy Industries Ltd.	82		2,066
KDDI Corp.	185		4,612
Keikyu Corp.	34		571
Keyence Corp.	15		7,616
Kikkoman Corp.	7		394
Kintetsu Group Holdings Co. Ltd.	18		803
Kirin Holdings Co. Ltd.	116		2,777
Komatsu Ltd.	141		3,718
Kose Corp.	6		822
Kubota Corp.	37		582
Kyocera Corp.	22		1,222
Kyowa Hakko Kirin Co. Ltd.	119		2,272
M3, Inc.	90		1,298
Marui Group Co. Ltd.	116		2,355
Mazda Motor Corp.	79		877
Mebuki Financial Group, Inc.	523		1,467
MEIJI Holdings Co. Ltd.	7		572
MINEBEA MITSUMI, Inc.	80		1,311
Mitsubishi Corp.	242		7,087
Mitsubishi Electric Corp.	355		4,471
Mitsubishi Estate Co. Ltd.	281		4,970
Mitsubishi Tanabe Pharma Corp.	25		398
Mitsubishi UFJ Financial Group, Inc.	1,789		9,594
Mitsui & Co. Ltd.	249		4,075
Mitsui Chemicals, Inc.	94		2,367
Mitsui Fudosan Co. Ltd.	144		3,491
Mizuho Financial Group, Inc.	1,798		2,951
MS&AD Insurance Group Holdings, Inc.	53		1,575
Murata Manufacturing Co. Ltd.	33		5,002
Nexon Co. Ltd.*	80		1,214
NGK Spark Plug Co. Ltd.	81		1,743
Nidec Corp.	42		5,003
Nintendo Co. Ltd.	19		5,611
Nippon Building Fund, Inc., REIT	—	(d)	958
Nippon Prologis REIT, Inc., REIT	—	(d)	560
Nippon Steel & Sumitomo Metal Corp.	142		2,626
Nippon Telegraph & Telephone Corp.	143		6,139
Nippon Yusen KK	67		1,113
Nissan Motor Co. Ltd.	299		2,553
Nitori Holdings Co. Ltd.	15		1,914
Nitto Denko Corp.	44		2,495
Nomura Holdings, Inc.	320		1,251
Nomura Real Estate Master Fund, Inc., REIT	—	(d)	646
Nomura Research Institute Ltd.	64		2,623
NSK Ltd.	67		653

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Japan — continued
NTT DOCOMO, Inc.	240		5,771
Obayashi Corp.	222		2,114
Obic Co. Ltd.	6		550
Oji Holdings Corp.	138		799
Olympus Corp.	41		1,678
Ono Pharmaceutical Co. Ltd.	75		1,643
Oriental Land Co. Ltd.	15		1,517
ORIX Corp.	287		4,335
Otsuka Corp.	73		2,366
Otsuka Holdings Co. Ltd.	96		3,942
Panasonic Corp.	467		4,568
Persol Holdings Co. Ltd.	119		2,119
Rakuten, Inc.	51		382
Recruit Holdings Co. Ltd.	140		3,766
Renesas Electronics Corp.*	259		1,493
Resona Holdings, Inc.	202		1,018
Ricoh Co. Ltd.	35		373
Rohm Co. Ltd.	26		1,849
Ryohin Keikaku Co. Ltd.	7		1,549
Santen Pharmaceutical Co. Ltd.	52		717
SBI Holdings, Inc.	33		707
Secom Co. Ltd.	10		820
Seibu Holdings, Inc.	147		2,556
Seiko Epson Corp.	74		1,144
Sekisui House Ltd.	97		1,451
Seven & i Holdings Co. Ltd.	145		6,301
Shimano, Inc.	8		1,179
Shimizu Corp.	75		640
Shin-Etsu Chemical Co. Ltd.	65		5,514
Shinsei Bank Ltd.	77		1,045
Shionogi & Co. Ltd.	16		1,005
Shiseido Co. Ltd.	63		3,754
Showa Denko KK	18		618
SMC Corp.	8		2,772
SoftBank Group Corp.	102		8,058
Sompo Holdings, Inc.	28		1,041
Sony Corp.	186		9,300
Stanley Electric Co. Ltd.	23		671
Subaru Corp.	14		322
SUMCO Corp.	59		819
Sumitomo Chemical Co. Ltd.	157		818
Sumitomo Electric Industries Ltd.	121		1,728
Sumitomo Metal Mining Co. Ltd.	50		1,443
Sumitomo Mitsui Financial Group, Inc.	219		8,158
Sumitomo Mitsui Trust Holdings, Inc.	70		2,644
Sumitomo Realty & Development Co. Ltd.	22		844
Suntory Beverage & Food Ltd.	15		655
Suzuken Co. Ltd.	29		1,544
Suzuki Motor Corp.	82		4,287
T&D Holdings, Inc.	176		2,185
Takeda Pharmaceutical Co. Ltd.	186		7,517
TDK Corp.	9		728
Terumo Corp.	5		280
THK Co. Ltd.	36		858
Tohoku Electric Power Co., Inc.	98		1,327
Tokio Marine Holdings, Inc.	125		6,101
Tokyo Electric Power Co. Holdings, Inc.*	83		510
Tokyo Electron Ltd.	10		1,475
Tokyo Gas Co. Ltd.	82		2,167
Tokyu Corp.	190		3,243
Tokyu Fudosan Holdings Corp.	190		1,032
Toppan Printing Co. Ltd.	33		536
Toray Industries, Inc.	408		3,026
Toshiba Corp.	68		2,137
Toyota Industries Corp.	10		505
Toyota Motor Corp.	322		19,807
Toyota Tsusho Corp.	23		735
Unicharm Corp.	23		724
United Urban Investment Corp., REIT	—	(d)	736
Yahoo Japan Corp.	165		445
Yakult Honsha Co. Ltd.	7		494
Yamato Holdings Co. Ltd.	53		1,418
Yaskawa Electric Corp.	21		603
ZOZO, Inc.	19		386

			421,715

Luxembourg — 0.1%
ArcelorMittal	97		2,239
Eurofins Scientific SE	5		1,944

			4,183

Macau — 0.1%
Galaxy Entertainment Group Ltd.	322		2,242
Sands China Ltd.	378		1,815
Wynn Macau Ltd.(b)	235		578

			4,635

Netherlands — 2.0%
Akzo Nobel NV	86		7,431
ASML Holding NV	77		13,512
Heineken NV	72		6,489
ING Groep NV	741		8,793
Koninklijke Ahold Delhaize NV	234		6,160
Koninklijke Philips NV	139		5,476
NN Group NV	113		4,784
NXP Semiconductors NV	23		1,975
Royal Dutch Shell plc, Class A	703		21,783
Royal Dutch Shell plc, Class B	355		11,023
Wolters Kluwer NV	108		6,713

			94,139

New Zealand — 0.1%
Auckland International Airport Ltd.	199		1,012
Fletcher Building Ltd.*	178		614
Ryman Healthcare Ltd.	88		638
Spark New Zealand Ltd.	381		1,070

			3,334

Norway — 0.1%
Telenor ASA	228		4,320

Singapore — 0.4%
Ascendas, REIT	447		912
CapitaLand Ltd.	498		1,235
CapitaLand Mall Trust, REIT	334		597
ComfortDelGro Corp. Ltd.	290		503
DBS Group Holdings Ltd.	269		4,791
Genting Singapore Ltd.	650		533
Jardine Cycle & Carriage Ltd.	14		396
Keppel Corp. Ltd.	246		1,118
Oversea-Chinese Banking Corp. Ltd.	466		3,999
Singapore Exchange Ltd.	67		381

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Singapore — continued
Singapore Press Holdings Ltd.	153	286
Singapore Telecommunications Ltd.	961	2,160
United Overseas Bank Ltd.	149	2,794
Wilmar International Ltd.	446	1,105

		20,810

Spain — 1.0%
Amadeus IT Group SA	82	5,928
Banco Bilbao Vizcaya Argentaria SA	501	2,975
Banco Santander SA	1,827	8,663
Endesa SA	222	5,559
Iberdrola SA	1,606	13,272
Iberdrola SA*	36	295
Industria de Diseno Textil SA	70	1,962
Repsol SA	208	3,647
Telefonica SA	352	3,026

		45,327

Sweden — 0.4%
Lundin Petroleum AB	205	6,553
Sandvik AB	388	6,201
SKF AB, Class B	211	3,549
Svenska Handelsbanken AB, Class A	118	1,279
Volvo AB, Class B	213	3,063

		20,645

Switzerland — 2.6%
ABB Ltd. (Registered)	159	3,038
Cie Financiere Richemont SA (Registered)	69	4,760
Credit Suisse Group AG (Registered)*	708	8,601
Glencore plc*	2,517	10,234
Lonza Group AG (Registered)*	26	6,921
Nestle SA (Registered)	348	30,305
Novartis AG (Registered)	325	28,368
Roche Holding AG	100	26,551
UBS Group AG (Registered)*	322	4,171
Zurich Insurance Group AG*	9	2,827

		125,776

United Kingdom — 5.0%
3i Group plc	599	6,684
AstraZeneca plc	125	9,054
Aviva plc	721	3,921
Barclays plc	1,419	2,958
Beazley plc	567	3,681
BP plc	2,122	14,494
British American Tobacco plc	183	6,439
Burberry Group plc	264	6,252
Compass Group plc	209	4,462
DCC plc	74	6,092
Diageo plc	412	15,715
GlaxoSmithKline plc	453	8,799
HSBC Holdings plc	2,041	17,184
Imperial Brands plc	259	8,586
InterContinental Hotels Group plc	105	5,943
Intertek Group plc	90	5,815
Johnson Matthey plc	136	5,439
Liberty Global plc, Class A*	9	218
Liberty Global plc, Class C*	49	1,150
Linde plc	45	7,306
Lloyds Banking Group plc	6,988	5,328
London Stock Exchange Group plc	106	6,354
Prudential plc	681	13,318
Reckitt Benckiser Group plc	64	4,926
RELX plc	527	11,671
SSE plc	206	3,172
Standard Chartered plc	1,098	8,854
Taylor Wimpey plc	4,000	8,673
Tesco plc	2,931	8,581
Unilever NV, CVA	335	17,936
Unilever plc	116	6,070
Vodafone Group plc	2,423	4,420

		239,495

United States — 60.6%
3M Co.	10	2,093
Abbott Laboratories	75	5,448
AbbVie, Inc.	105	8,466
Accenture plc, Class A	102	15,684
Activision Blizzard, Inc.	45	2,104
Adobe, Inc.*	76	18,874
Advance Auto Parts, Inc.	26	4,093
Air Products & Chemicals, Inc.	9	1,559
Alexion Pharmaceuticals, Inc.*	75	9,230
Alleghany Corp.	1	521
Allegion plc	63	5,406
Allergan plc	52	7,502
Alliance Data Systems Corp.	25	4,395
Allstate Corp. (The)(b)	43	3,745
Alnylam Pharmaceuticals, Inc.*	4	356
Alphabet, Inc., Class A*	36	40,398
Alphabet, Inc., Class C*	46	51,874
Altria Group, Inc.	223	10,998
Amazon.com, Inc.*	55	95,223
American Electric Power Co., Inc.	121	9,604
American Express Co.	97	9,926
American Financial Group, Inc.	5	511
American International Group, Inc.	266	11,506
Amgen, Inc.	44	8,231
Analog Devices, Inc.	202	19,938
Antero Resources Corp.*	18	184
Anthem, Inc.	59	17,953
Apple, Inc.	596	99,145
Aptiv plc	70	5,559
Aramark	22	711
Arch Capital Group Ltd.*	18	537
Arrow Electronics, Inc.*	11	867
AT&T, Inc.	414	12,450
Athene Holding Ltd., Class A*	11	466
Atmos Energy Corp.	6	604
Automatic Data Processing, Inc.	145	20,263
AutoZone, Inc.*	13	11,183
AvalonBay Communities, Inc., REIT	57	10,980
Avery Dennison Corp.	88	9,219
Bank of America Corp.	1,602	45,617
Bank of New York Mellon Corp. (The)	147	7,682
Becton Dickinson and Co.	62	15,467
Berkshire Hathaway, Inc., Class B*	145	29,783
Best Buy Co., Inc.	173	10,237
Biogen, Inc.*	34	11,196
BioMarin Pharmaceutical, Inc.*	20	1,930
BlackRock, Inc.	26	10,962

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United States — continued
Boeing Co. (The)	47	17,971
Booking Holdings, Inc.*	5	9,071
BorgWarner, Inc.	28	1,141
Boston Properties, Inc., REIT	18	2,429
Boston Scientific Corp.*	532	20,308
Bristol-Myers Squibb Co.(b)	114	5,627
Broadcom, Inc.	69	18,329
Camden Property Trust, REIT	9	866
Capital One Financial Corp.	194	15,655
Carnival plc	57	3,243
Caterpillar, Inc.	115	15,286
CBRE Group, Inc., Class A*	18	836
CDK Global, Inc.	17	814
CDW Corp.	18	1,522
Celanese Corp.	104	9,992
Celgene Corp.*	106	9,364
Centene Corp.*	20	2,621
Charles Schwab Corp. (The)	240	11,233
Charter Communications, Inc., Class A*	59	19,433
Cheniere Energy, Inc.*	13	884
Chevron Corp.	217	24,888
Chubb Ltd.	42	5,634
Cigna Corp.	85	17,058
Cisco Systems, Inc.	282	13,354
Citigroup, Inc.	510	32,850
Citizens Financial Group, Inc.	230	7,788
CME Group, Inc.	42	7,693
Coca-Cola Co. (The)	681	32,792
Cognex Corp.(b)	9	400
Comcast Corp., Class A	759	27,757
CommScope Holding Co., Inc.*	23	474
Concho Resources, Inc.*	80	9,638
Constellation Brands, Inc., Class A	7	1,265
Corning, Inc.	30	988
CoStar Group, Inc.*	2	752
Crown Holdings, Inc.*	17	876
Cummins, Inc.	67	9,910
CVS Health Corp.	173	11,364
Danaher Corp.	75	8,372
Deere & Co.	63	10,259
Dell Technologies, Inc., Class C*	12	584
Delta Air Lines, Inc.	177	8,773
Diamondback Energy, Inc.	114	11,795
Digital Realty Trust, Inc., REIT	36	3,902
Discovery, Inc., Class A*(b)	193	5,474
Discovery, Inc., Class C*	134	3,574
Dollar General Corp.	93	10,791
DowDuPont, Inc.	461	24,780
Duke Realty Corp., REIT	48	1,411
E*TRADE Financial Corp.	30	1,411
East West Bancorp, Inc.	18	913
Eastman Chemical Co.	127	10,208
Eaton Corp. plc	201	15,346
Electronic Arts, Inc.*	121	11,159
Eli Lilly & Co.	171	20,465
EOG Resources, Inc.	209	20,702
Equinix, Inc., REIT	13	5,037
Equity Residential, REIT(b)	99	7,212
Everest Re Group Ltd.	6	1,235
Evergy, Inc.	50	2,845
Exelon Corp.	350	16,697
Expedia Group, Inc.	93	11,115
Exxon Mobil Corp.	323	23,654
F5 Networks, Inc.*	7	1,084
Facebook, Inc., Class A*	203	33,915
Federal Realty Investment Trust, REIT	54	7,162
Ferguson plc	111	7,409
Fidelity National Financial, Inc.	14	512
Fidelity National Information Services, Inc.	86	9,039
First Data Corp., Class A*	159	3,928
Flex Ltd.*	32	305
Ford Motor Co.	516	4,544
Freeport-McMoRan, Inc.	168	1,952
General Dynamics Corp.	98	16,708
Gilead Sciences, Inc.	155	10,876
Goldman Sachs Group, Inc. (The)	44	8,656
Hartford Financial Services Group, Inc. (The)	228	10,675
HD Supply Holdings, Inc.*	128	5,374
Hewlett Packard Enterprise Co.	291	4,537
Hilton Worldwide Holdings, Inc.	153	11,417
Hologic, Inc.*	23	1,007
Home Depot, Inc. (The)	205	37,594
Honeywell International, Inc.	186	26,755
Host Hotels & Resorts, Inc., REIT	264	4,762
HP, Inc.	517	11,391
Huntington Bancshares, Inc.	368	4,869
IAC/InterActiveCorp*	5	959
IDEX Corp.	4	588
Illumina, Inc.*	17	4,808
Ingersoll-Rand plc	164	16,449
Ingredion, Inc.	8	749
Intel Corp.	330	15,547
Intercontinental Exchange, Inc.	177	13,560
International Business Machines Corp.	19	2,513
Intuit, Inc.	41	8,871
Intuitive Surgical, Inc.*	14	7,199
Invitation Homes, Inc., REIT	24	541
JM Smucker Co. (The)	13	1,413
Johnson & Johnson	259	34,505
Jones Lang LaSalle, Inc.	5	651
KeyCorp	512	8,432
Kimberly-Clark Corp.	42	4,670
Las Vegas Sands Corp.	41	2,367
Lear Corp.	6	868
Leidos Holdings, Inc.	9	510
Lennar Corp., Class A	116	5,489
Lennox International, Inc.	4	946
Liberty Broadband Corp., Class C*	14	1,169
Liberty Media Corp-Liberty Formula One, Class C*	8	254
Liberty Media Corp-Liberty SiriusXM, Class A*	14	547
Liberty Property Trust, REIT	17	797
Lincoln National Corp.	159	9,319
Live Nation Entertainment, Inc.*	7	353
Lowe’s Cos., Inc.	177	17,053
Lululemon Athletica, Inc.*	1	122
ManpowerGroup, Inc.	8	663

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
United States — continued
Marathon Petroleum Corp.	287		19,013
Markel Corp.*	1		724
Marvell Technology Group Ltd.	50		935
Masco Corp.	184		5,970
Mastercard, Inc., Class A	150		31,696
Maxim Integrated Products, Inc.	33		1,768
McDonald’s Corp.	41		7,250
McKesson Corp.	11		1,446
Medtronic plc	264		23,355
Merck & Co., Inc.	433		32,252
MetLife, Inc.	228		10,391
Microchip Technology, Inc.	83		6,696
Micron Technology, Inc.*	66		2,533
Microsoft Corp.	1,005		104,976
Molson Coors Brewing Co., Class B	107		7,097
Mondelez International, Inc., Class A	483		22,329
Morgan Stanley	462		19,522
Motorola Solutions, Inc.	8		900
National Retail Properties, Inc., REIT	17		899
Nektar Therapeutics*	21		891
Netflix, Inc.*	71		23,990
Newmont Mining Corp.	23		778
NextEra Energy, Inc.	137		24,458
NIKE, Inc., Class B	119		9,759
Norfolk Southern Corp.	119		19,878
Northrop Grumman Corp.	41		11,364
Nucor Corp.	39		2,399
NVIDIA Corp.	121		17,351
NVR, Inc.*	—	(d)	364
Occidental Petroleum Corp.	233		15,534
ONEOK, Inc.	142		9,110
Oracle Corp.	522		26,213
O’Reilly Automotive, Inc.*	39		13,315
Owens Corning	13		670
PACCAR, Inc.	163		10,683
Packaging Corp. of America	16		1,478
Palo Alto Networks, Inc.*	9		1,979
Parsley Energy, Inc., Class A*	192		3,566
PayPal Holdings, Inc.*	246		21,879
PepsiCo, Inc.	216		24,334
Pfizer, Inc.	922		39,159
Philip Morris International, Inc.	285		21,833
Pioneer Natural Resources Co.	115		16,337
Principal Financial Group, Inc.	104		5,183
Procter & Gamble Co. (The)	265		25,517
Prologis, Inc., REIT	156		10,820
Prudential Financial, Inc.	111		10,260
Public Service Enterprise Group, Inc.	180		9,839
PVH Corp.	69		7,545
Qurate Retail, Inc.*	23		502
Raymond James Financial, Inc.	10		775
Regeneron Pharmaceuticals, Inc.*	9		3,659
Regions Financial Corp.	425		6,446
Reinsurance Group of America, Inc.	7		1,072
Ross Stores, Inc.	165		15,172
Royal Caribbean Cruises Ltd.	53		6,321
RPM International, Inc.	57		3,238
Sabre Corp.	19		439
salesforce.com, Inc.*	181		27,494
SBA Communications Corp., REIT*	14		2,610
Sempra Energy	82		9,537
ServiceNow, Inc.*	21		4,658
Sherwin-Williams Co. (The)	9		3,651
Sirius XM Holdings, Inc.(b)	221		1,288
Snap-on, Inc.	60		9,904
Spirit AeroSystems Holdings, Inc., Class A	7		562
Splunk, Inc.*	7		875
Square, Inc., Class A*	31		2,197
Stanley Black & Decker, Inc.	86		10,916
Steel Dynamics, Inc.	13		478
SunTrust Banks, Inc.	237		14,091
T. Rowe Price Group, Inc.	31		2,904
TD Ameritrade Holding Corp.	113		6,330
Teleflex, Inc.	2		639
Tesla, Inc.*(b)	13		4,094
Texas Instruments, Inc.	253		25,508
Thermo Fisher Scientific, Inc.	62		15,164
TJX Cos., Inc. (The)	317		15,772
T-Mobile US, Inc.*	176		12,280
Trimble, Inc.*	14		523
Tyson Foods, Inc., Class A	38		2,324
UGI Corp.	11		651
Union Pacific Corp.	177		28,079
United Continental Holdings, Inc.*	7		612
United Parcel Service, Inc., Class B	28		2,927
United Rentals, Inc.*	9		1,171
United Technologies Corp.	184		21,669
UnitedHealth Group, Inc.	159		42,941
Universal Health Services, Inc., Class B	31		4,154
Unum Group	13		459
Vail Resorts, Inc.	2		466
Ventas, Inc., REIT	69		4,433
VEREIT, Inc., REIT	147		1,184
Verizon Communications, Inc.	568		31,254
Vertex Pharmaceuticals, Inc.*	60		11,364
Visa, Inc., Class A	194		26,170
VMware, Inc., Class A	5		706
Vornado Realty Trust, REIT	103		7,227
Voya Financial, Inc.	23		1,072
Walmart, Inc.	52		4,954
Walt Disney Co. (The)	221		24,622
WEC Energy Group, Inc.	41		2,982
Wells Fargo & Co.	609		29,767
Westrock Co.	92		3,744
Weyerhaeuser Co., REIT	55		1,439
Willis Towers Watson plc	22		3,536
Workday, Inc., Class A*	41		7,462
Worldpay, Inc., Class A*	37		3,110
Xcel Energy, Inc.	273		14,281
XPO Logistics, Inc.*	8		493
Yum! Brands, Inc.	141		13,217
Zimmer Biomet Holdings, Inc.	137		14,956
Zoetis, Inc.	23		2,014

			2,877,660

TOTAL COMMON STOCKS (Cost $3,616,284)			4,675,008

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(e)(f)	21,002		21,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(e)(f)	8,121		8,121

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $29,122)			29,123

Total Investments — 99.0% (Cost $3,645,406)			4,704,131
Other Assets Less Liabilities — 1.0%			46,049

Net Assets — 100.0%			4,750,180

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.0%
Pharmaceuticals	6.1
Oil, Gas & Consumable Fuels	5.8
Software	4.7
Insurance	3.8
IT Services	3.5
Capital Markets	3.0
Semiconductors & Semiconductor Equipment	2.9
Specialty Retail	2.8
Interactive Media & Services	2.7
Machinery	2.7
Technology Hardware, Storage & Peripherals	2.6
Internet & Direct Marketing Retail	2.5
Chemicals	2.5
Electric Utilities	2.4
Beverages	2.4
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	2.3
Equity Real Estate Investment Trusts (REITs)	2.1
Diversified Telecommunication Services	1.9
Aerospace & Defense	1.9
Biotechnology	1.8
Road & Rail	1.7
Automobiles	1.6
Entertainment	1.5
Hotels, Restaurants & Leisure	1.5
Metals & Mining	1.5
Food Products	1.5
Textiles, Apparel & Luxury Goods	1.4
Media	1.3
Industrial Conglomerates	1.2
Tobacco	1.1
Others (each less than 1.0%)	15.0

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $28,048,000.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than one thousand.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	86	03/2019	EUR	3,107	175
FTSE 100 Index	18	03/2019	GBP	1,633	58
S&P 500 E-Mini Index	350	03/2019	USD	47,338	95

					328

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$2,052	$—	$—	$2,052
Australia	1,179	134,049	—	135,228
Austria	—	5,590	—	5,590
Belgium	—	11,576	—	11,576
Canada	156,261	—	—	156,261
China	—	2,439	—	2,439
Denmark	—	19,670	—	19,670
Finland	—	29,483	—	29,483
France	—	202,163	—	202,163
Germany	—	137,623	—	137,623
Hong Kong	—	55,851	—	55,851
Ireland	13,965	8,412	—	22,377
Israel	3,072	—	—	3,072
Italy	—	29,584	—	29,584
Japan	—	421,715	—	421,715
Luxembourg	—	4,183	—	4,183
Macau	—	4,635	—	4,635
Netherlands	1,975	92,164	—	94,139
New Zealand	614	2,720	—	3,334
Norway	—	4,320	—	4,320
Singapore	—	20,810	—	20,810
Spain	—	45,327	—	45,327
Sweden	—	20,645	—	20,645
Switzerland	—	125,776	—	125,776
United Kingdom	8,674	230,821	—	239,495
United States	2,867,008	10,652	—	2,877,660

Total Common Stocks	3,054,800	1,620,208	—	4,675,008

Investment of cash collateral from securities loaned	29,123	—	—	29,123

Total Investments in Securities	$3,083,923	$1,620,208	$—	$4,704,131

Appreciation in Other Financial Instruments
Futures Contracts	$95	$233	$—	$328

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.7%

Australia - 1.5%
BHP Group plc	3	58

Austria - 1.3%
Erste Group Bank AG*	2	52

Canada - 1.5%
Toronto-Dominion Bank (The)	1	61

China - 5.8%
Ping An Insurance Group Co. of China Ltd., Class H	9	83
Tencent Holdings Ltd.	3	147

		230

France - 3.9%
Airbus SE	1	74
Safran SA	1	79

		153

Germany - 1.9%
Delivery Hero SE*(a)	2	74

Hong Kong - 2.0%
AIA Group Ltd.	9	79

India - 3.9%
HDFC Bank Ltd., ADR	2	154

Indonesia - 1.9%
Telekomunikasi Indonesia Persero Tbk. PT	269	75

Japan - 5.1%
Keyence Corp.	—(b)	52
Shin-Etsu Chemical Co. Ltd.	1	84
SMC Corp.	—(b)	66

		202

South Korea - 1.0%
Samsung Electronics Co. Ltd.	1	42

Spain - 1.6%
Industria de Diseno Textil SA	2	62

Sweden - 1.5%
Lundin Petroleum AB	2	58

Switzerland - 5.2%
Nestle SA (Registered)	1	131
Novartis AG (Registered)	1	74

		205

United Kingdom - 7.3%
GlaxoSmithKline plc	7	140
Linde plc	—(b)	76
Unilever NV, CVA	1	72

		288

United States - 51.3%
Activision Blizzard, Inc.	1	42
Alphabet, Inc., Class C*	—(b)	191
Amazon.com, Inc.*	—(b)	204
BioMarin Pharmaceutical, Inc.*	1	62
Boston Scientific Corp.*	2	82
Coca-Cola Co. (The)	2	74
Cognizant Technology Solutions Corp., Class A	1	38
Comcast Corp., Class A	3	118
Exxon Mobil Corp.	1	76
First Republic Bank	1	103
Microsoft Corp.	2	168
NIKE, Inc., Class B	1	82
Northern Trust Corp.	1	74
NVIDIA Corp.	—(b)	36
Parsley Energy, Inc., Class A*	2	37
Pioneer Natural Resources Co.	—(b)	71
Raytheon Co.	—(b)	74
ServiceNow, Inc.*	—(b)	53
Stanley Black & Decker, Inc.	—(b)	62
Twenty-First Century Fox, Inc., Class A	1	34
UnitedHealth Group, Inc.	—(b)	131
Universal Display Corp.	—(b)	44
Visa, Inc., Class A	1	94
Willis Towers Watson plc	—(b)	79

		2,029

TOTAL COMMON STOCKS (Cost $3,595)		3,822

Total Investments - 96.7% (Cost $3,595)		3,822
Other Assets Less Liabilities - 3.3%		129

Net Assets - 100.0%		3,951

Percentages indicated are based on net assets.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	9.7%
Interactive Media & Services	8.8
Internet & Direct Marketing Retail	7.3
Oil, Gas & Consumable Fuels	6.3
Insurance	6.3
Aerospace & Defense	5.9
Software	5.8
Pharmaceuticals	5.6
Chemicals	4.2
IT Services	3.5
Health Care Providers & Services	3.4
Food Products	3.4
Machinery	3.3
Media	3.1
Health Care Equipment & Supplies	2.2
Textiles, Apparel & Luxury Goods	2.1
Semiconductors & Semiconductor Equipment	2.1
Entertainment	2.0
Diversified Telecommunication Services	2.0
Beverages	2.0
Capital Markets	1.9
Personal Products	1.9
Biotechnology	1.6
Specialty Retail	1.6
Metals & Mining	1.5
Electronic Equipment, Instruments & Components	1.4
Technology Hardware, Storage & Peripherals	1.1

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$58	$–	$58
Austria	–	52	–	52
China	–	230	–	230
France	–	153	–	153
Germany	–	74	–	74
Hong Kong	–	79	–	79
Indonesia	–	75	–	75
Japan	–	202	–	202
South Korea	–	42	–	42
Spain	–	62	–	62
Sweden	–	58	–	58
Switzerland	–	205	–	205
United Kingdom	76	212	–	288
Other Common Stocks	2,244	–	–	2,244
Total Common Stocks	2,320	1,502	–	3,822
Total Investments in Securities	$2,320	$1,502	$–	$3,822

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.4%
Argentina — 0.0%(a)
YPF SA
8.50%, 3/23/2021(b)	1,520	1,543
8.75%, 4/4/2024(b)	2,160	2,176

		3,719

Australia — 0.6%
Australia & New Zealand Banking Group Ltd.
2.25%, 6/13/2019	3,020	3,015
2.05%, 9/23/2019	770	767
5.10%, 1/13/2020(c)	1,999	2,041
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 11/9/2020(c)(d)	1,950	1,949
(ICE LIBOR USD 3 Month + 0.46%), 3.10%, 5/17/2021(c)(d)	2,210	2,210
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(c)(d)(e)(f)	12,431	12,835
BHP Billiton Finance USA Ltd. (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075(c)(d)	1,720	1,875
Commonwealth Bank of Australia
2.05%, 3/15/2019	250	250
2.30%, 9/6/2019	1,500	1,496
1.75%, 11/7/2019(c)	405	402
(ICE LIBOR USD 3 Month + 0.64%), 3.23%, 11/7/2019(c)(d)	83	83
2.25%, 3/10/2020(c)	2,197	2,181
2.30%, 3/12/2020	840	835
5.00%, 3/19/2020(c)	260	266
(ICE LIBOR USD 3 Month + 0.32%), 3.14%, 6/25/2020(c)(d)	540	540
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(c)	1,725	1,720
5.13%, 5/15/2024(c)	1,089	1,066
Macquarie Bank Ltd.
2.60%, 6/24/2019(c)	130	130
2.40%, 1/21/2020(c)	6,952	6,914
Macquarie Group Ltd.
7.63%, 8/13/2019(c)	800	819
6.00%, 1/14/2020(c)	662	680
National Australia Bank Ltd.
1.38%, 7/12/2019	2,100	2,088
2.40%, 12/9/2019(c)	1,405	1,400
(ICE LIBOR USD 3 Month + 0.59%), 3.37%, 1/10/2020(c)(d)	1,516	1,523
(ICE LIBOR USD 3 Month + 0.51%), 3.19%, 5/22/2020(c)(d)	3,224	3,236
(ICE LIBOR USD 3 Month + 0.71%), 3.45%, 11/4/2021(c)(d)	5,570	5,590
Scentre Group Trust 1 REIT, 2.38%, 11/5/2019(c)	2,602	2,586
Suncorp-Metway Ltd. 2.35%, 4/27/2020(c)	1,280	1,266
Westpac Banking Corp.
4.88%, 11/19/2019	6,895	7,005
2.15%, 3/6/2020	3,060	3,037

		69,805

Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	950	1,062
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)	1,716	1,736
6.95%, 3/18/2030(b)	2,380	2,609

		5,407

Brazil — 0.1%
Banco Daycoval SA 5.75%, 3/19/2019(b)	1,954	1,953
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	1,750	1,909
GTL Trade Finance, Inc. 5.89%, 4/29/2024(b)	496	522
JSL Europe SA 7.75%, 7/26/2024(b)	1,537	1,518
Suzano Austria GmbH 5.75%, 7/14/2026(b)	940	983
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	1,840	1,919

		8,804

Canada — 1.5%
Advanz Pharma Corp. 8.00%, 9/6/2024	2,095	1,990
Alimentation Couche-Tard, Inc.
2.35%, 12/13/2019(c)	2,339	2,322
(ICE LIBOR USD 3 Month + 0.50%), 3.28%, 12/13/2019(c)(d)	2,093	2,092
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(c)	1,332	1,359
Bank of Montreal 1.50%, 7/18/2019	6,015	5,982
(ICE LIBOR USD 3 Month + 0.25%), 3.02%, 9/11/2019(d)	1,843	1,844
(ICE LIBOR USD 3 Month + 0.34%), 3.14%, 7/13/2020(d)	2,990	2,995
Bank of Nova Scotia (The) 2.05%, 6/5/2019	5,960	5,948
Baytex Energy Corp. 5.63%, 6/1/2024(c)	364	328
Bombardier, Inc.
7.75%, 3/15/2020(c)	188	194
8.75%, 12/1/2021(c)	2,995	3,184
6.00%, 10/15/2022(c)	2,688	2,590

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Canada — continued
6.13%, 1/15/2023(c)	3,228	3,109
7.50%, 12/1/2024(c)	1,540	1,494
7.50%, 3/15/2025(c)	6,598	6,367
Calfrac Holdings LP 8.50%, 6/15/2026(c)	1,200	900
Canadian Pacific Railway Co. 7.25%, 5/15/2019	1,140	1,154
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(d)	17,630	17,983
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(d)	2,730	2,608
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077(d)	8,810	8,021
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(d)	8,689	8,253
Garda World Security Corp.
7.25%, 11/15/2021(c)	310	308
8.75%, 5/15/2025(c)	12,097	11,220
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(c)	4,695	4,848
Hudbay Minerals, Inc.
7.25%, 1/15/2023(c)	1,140	1,174
7.63%, 1/15/2025(c)	825	848
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(c)	1,465	1,478
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(c)	1,913	1,621
Mattamy Group Corp. 6.88%, 12/15/2023(c)	1,585	1,541
MEG Energy Corp.
6.38%, 1/30/2023(c)	7,984	7,066
7.00%, 3/31/2024(c)	2,349	2,073
6.50%, 1/15/2025(c)	4,030	3,959
NOVA Chemicals Corp.
4.88%, 6/1/2024(c)	4,465	4,242
5.00%, 5/1/2025(c)	2,646	2,434
5.25%, 6/1/2027(c)	2,995	2,733
Open Text Corp.
5.63%, 1/15/2023(c)	1,957	2,000
5.88%, 6/1/2026(c)	1,781	1,839
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,471
7.13%, 1/15/2026(c)	4,170	3,815
Quebecor Media, Inc. 5.75%, 1/15/2023	6,473	6,667
Royal Bank of Canada 2.20%, 9/23/2019	2,360	2,352
Seven Generations Energy Ltd. 5.38%, 9/30/2025(c)	1,435	1,385
Stars Group Holdings BV 7.00%, 7/15/2026(c)	3,175	3,224
Teck Resources Ltd.
6.13%, 10/1/2035	3,485	3,642
6.00%, 8/15/2040	1,380	1,387
5.40%, 2/1/2043	1,455	1,382
Toronto-Dominion Bank (The) 1.45%, 8/13/2019	2,026	2,013
(ICE LIBOR USD 3 Month + 0.15%), 2.93%, 10/24/2019(d)	473	473
TransCanada PipeLines Ltd. 2.13%, 11/15/2019	1,259	1,251
Transcanada Trust (ICE LIBOR USD 3 Month + 3.53%), 5.63%, 5/20/2075(d)	6,140	5,795
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)	4,474	4,368
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077(d)	653	599
Videotron Ltd.
5.38%, 6/15/2024(c)	5,053	5,277
5.13%, 4/15/2027(c)	1,840	1,845

		177,047

Chile — 0.0%(a)
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	636	629

China — 0.0%(a)
Alibaba Group Holding Ltd. 2.50%, 11/28/2019	1,794	1,785
State Grid Overseas Investment Ltd. 2.75%, 5/7/2019(c)	663	662

		2,447

Colombia — 0.0%(a)
Ecopetrol SA
5.88%, 9/18/2023	600	636
5.38%, 6/26/2026	1,610	1,668
7.38%, 9/18/2043	1,642	1,905

		4,209

Croatia — 0.0%(a)
Hrvatska Elektroprivreda 5.88%, 10/23/2022(c)	600	633

Denmark — 0.0%(a)
DKT Finance ApS 9.38%, 6/17/2023(c)	2,935	3,089

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	1,875	1,815
6.63%, 5/15/2039	1,134	1,179
Nordea Bank AB (ICE LIBOR USD 3 Month + 0.47%), 3.18%, 5/29/2020(c)(d)	720	722

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Finland — continued
Nordea Bank Abp
1.63%, 9/30/2019(c)	2,052	2,037
4.88%, 1/27/2020(c)	5,472	5,573
2.13%, 5/29/2020(c)	1,040	1,028

		12,354

France — 0.6%
Air Liquide Finance SA 1.38%, 9/27/2019(c)	2,020	1,999
Altice France SA
6.25%, 5/15/2024(c)	5,580	5,470
7.38%, 5/1/2026(c)	3,201	3,089
8.13%, 2/1/2027(c)	4,569	4,500
Banque Federative du Credit Mutuel SA 2.00%, 4/12/2019(c)	2,869	2,865
BNP Paribas SA 2.45%, 3/17/2019	605	605
BPCE SA
2.50%, 7/15/2019	2,760	2,752
2.25%, 1/27/2020	1,469	1,455
Credit Agricole SA 2.50%, 4/15/2019(c)	3,310	3,307
(ICE LIBOR USD 3 Month + 0.97%), 3.74%, 6/10/2020(c)(d)	1,594	1,605
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(c)(d)(e)(f)	6,835	7,408
Orange SA
2.75%, 2/6/2019	394	394
5.38%, 7/8/2019	187	189
1.63%, 11/3/2019	3,954	3,914
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(d)(e)(f)	15,320	15,826
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(c)(d)(e)(f)	2,530	2,637
(USD Swap Semi 5 Year + 3.93%), 6.75%, 4/6/2028(c)(d)(e)(f)	9,980	9,107
Total Capital International SA
(ICE LIBOR USD 3 Month + 0.35%), 3.15%, 6/19/2019(d)	485	485
WEA Finance LLC REIT, 2.70%, 9/17/2019(c)	2,549	2,543

		70,150

Germany — 0.3%
BMW US Capital LLC
1.50%, 4/11/2019(c)	5,725	5,712
1.45%, 9/13/2019(c)	91	90
(ICE LIBOR USD 3 Month + 0.38%), 3.17%, 4/6/2020(c)(d)	1,040	1,039
(ICE LIBOR USD 3 Month + 0.37%), 2.98%, 8/14/2020(c)(d)	501	499
Daimler Finance North America LLC
2.25%, 7/31/2019(c)	620	618
1.75%, 10/30/2019(c)	360	357
(ICE LIBOR USD 3 Month + 0.39%), 2.97%, 5/4/2020(c)(d)	1,220	1,213
2.20%, 5/5/2020(c)	300	297
(ICE LIBOR USD 3 Month + 0.53%), 3.11%, 5/5/2020(c)(d)	1,705	1,700
2.45%, 5/18/2020(c)	2,590	2,563
Deutsche Telekom International Finance BV
1.50%, 9/19/2019(c)	773	766
2.23%, 1/17/2020(c)	5,143	5,119
IHO Verwaltungs GmbH 4.50% (cash), 9/15/2023(c)(g)	4,015	3,825
Siemens Financieringsmaatschappij NV
1.30%, 9/13/2019(c)	320	317
2.20%, 3/16/2020(c)	5,336	5,300
Unitymedia GmbH 6.13%, 1/15/2025(c)	3,388	3,498

		32,913

Ghana — 0.0%(a)
Tullow Oil plc 7.00%, 3/1/2025(c)	4,313	4,162

Guatemala — 0.0%(a)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,070

Hong Kong — 0.0%(a)
Hutchison Whampoa International Ltd. 7.63%, 4/9/2019(c)	2,309	2,328

Hungary — 0.0%(a)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(c)	990	1,030
MOL Group Finance SA 6.25%, 9/26/2019(b)	800	812

		1,842

India — 0.0%(a)
Reliance Holding USA, Inc. 5.40%, 2/14/2022(b)	830	862

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(c)	990	1,048
6.53%, 11/15/2028(c)	800	878
Minejesa Capital BV 4.63%, 8/10/2030(c)	824	788
Pertamina Persero PT
4.30%, 5/20/2023(b)	1,860	1,888
6.50%, 5/27/2041(b)	580	644
6.00%, 5/3/2042(b)	880	926
6.45%, 5/30/2044(b)	1,990	2,199

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Indonesia — continued
Perusahaan Listrik Negara PT 4.13%, 5/15/2027(b)	680	653

		9,024

Ireland — 0.3%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(c)(d)	7,730	7,504
Ardagh Packaging Finance plc
4.25%, 9/15/2022(c)	300	297
4.63%, 5/15/2023(c)	400	400
7.25%, 5/15/2024(c)	5,690	5,896
6.00%, 2/15/2025(c)	13,220	12,857
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(c)	1,226	1,249
5.13%, 10/1/2023(c)	708	719
James Hardie International Finance DAC 4.75%, 1/15/2025(c)	1,080	1,026
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(c)	992	1,007
5.50%, 2/15/2024(c)	3,512	3,569

		34,524

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(c)(d)	8,600	9,202
Telecom Italia Capital SA
6.38%, 11/15/2033	4,774	4,335
6.00%, 9/30/2034	2,930	2,550
7.20%, 7/18/2036	665	642
7.72%, 6/4/2038	388	386
Telecom Italia SpA 5.30%, 5/30/2024(c)	2,195	2,085
Wind Tre SpA 5.00%, 1/20/2026(c)	6,092	5,011

		24,211

Japan — 0.2%
Mitsubishi UFJ Trust & Banking Corp. 2.45%, 10/16/2019(c)	450	449
Mizuho Bank Ltd.
2.45%, 4/16/2019(c)	1,120	1,120
2.65%, 9/25/2019(c)	260	260
MUFG Bank Ltd.
2.30%, 3/10/2019(c)	877	876
2.35%, 9/8/2019(c)	2,400	2,394
2.30%, 3/5/2020(c)	5,035	4,990
Nomura Holdings, Inc.
2.75%, 3/19/2019	1,340	1,339
6.70%, 3/4/2020	2,711	2,814
Sumitomo Mitsui Banking Corp.
2.25%, 7/11/2019	430	429
2.45%, 1/16/2020	1,580	1,573
2.51%, 1/17/2020	750	748
Sumitomo Mitsui Trust Bank Ltd. 2.05%, 3/6/2019(c)	978	978
Suntory Holdings Ltd. 2.55%, 9/29/2019(c)	564	561

		18,531

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)	2,045	2,285
Kazakhstan Temir Zholy National Co. JSC 4.85%, 11/17/2027(c)	1,876	1,881
KazMunayGas National Co. JSC
4.40%, 4/30/2023(b)	1,150	1,156
4.75%, 4/24/2025(c)	800	824
4.75%, 4/19/2027(b)	500	505
5.38%, 4/24/2030(c)	980	1,016
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)	800	770

		8,437

Luxembourg — 0.6%
Altice Financing SA
6.63%, 2/15/2023(c)	5,012	5,039
7.50%, 5/15/2026(c)	7,460	7,068
Altice Luxembourg SA
7.75%, 5/15/2022(c)	13,678	13,268
7.63%, 2/15/2025(c)	2,165	1,840
INEOS Group Holdings SA 5.63%, 8/1/2024(c)	9,470	9,086
Intelsat Connect Finance SA 9.50%, 2/15/2023(c)	5,164	4,815
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	9,979	9,068
8.00%, 2/15/2024(c)	6,435	6,701
8.50%, 10/15/2024(c)	13,155	13,287
9.75%, 7/15/2025(c)	1,585	1,650
Intelsat Luxembourg SA
7.75%, 6/1/2021	364	350
8.13%, 6/1/2023	2,288	1,903

		74,075

Mexico — 0.3%
Alfa SAB de CV 6.88%, 3/25/2044(c)	712	730
America Movil SAB de CV
5.00%, 10/16/2019	988	998
5.00%, 3/30/2020	6,057	6,169
BBVA Bancomer SA 6.75%, 9/30/2022(b)	900	960
Cemex SAB de CV
5.70%, 1/11/2025(c)	915	918
6.13%, 5/5/2025(c)	8,420	8,571
7.75%, 4/16/2026(c)	5,385	5,809
Grupo KUO SAB de CV 5.75%, 7/7/2027(c)	1,850	1,760
Petroleos Mexicanos
5.38%, 3/13/2022	2,850	2,814
6.50%, 3/13/2027	1,870	1,794
5.35%, 2/12/2028	1,200	1,067
6.63%, 6/15/2035	1,390	1,258
6.38%, 1/23/2045	400	342
5.63%, 1/23/2046	1,999	1,589
6.75%, 9/21/2047	930	811
6.35%, 2/12/2048	500	420

		36,010

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Morocco — 0.0%(a)
OCP SA 5.63%, 4/25/2024(b)		2,180	2,273

Netherlands — 0.4%
ABN AMRO Bank NV
1.80%, 9/20/2019(c)		2,801	2,780
2.45%, 6/4/2020(c)		5,037	4,992
(ICE LIBOR USD 3 Month + 0.57%), 3.26%, 8/27/2021(c)(d)		2,220	2,215
Cooperatieve Rabobank UA (EUR Swap Annual 5 Year + 6.70%), 6.62%, 6/29/2021(b)(d)(e)(f)	EUR	1,600	2,024
ING Bank NV 2.50%, 10/1/2019(c)		1,023	1,020
(ICE LIBOR USD 3 Month + 0.69%), 3.49%, 10/1/2019(c)(d)		562	564
2.45%, 3/16/2020(c)		1,243	1,235
(ICE LIBOR USD 3 Month + 0.97%), 3.61%, 8/17/2020(c)(d)		401	405
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(d)(e)(f)		3,668	3,751
NXP BV 4.63%, 6/1/2023(c)		4,085	4,162
Shell International Finance BV
1.38%, 5/10/2019		3,854	3,842
4.38%, 3/25/2020		3,146	3,206
Starfruit Finco BV 8.00%, 10/1/2026(c)		1,075	1,072
UPCB Finance IV Ltd. 5.38%, 1/15/2025(c)		9,420	9,067
Ziggo Bond Co. BV 5.88%, 1/15/2025(c)		2,190	2,071
Ziggo BV 5.50%, 1/15/2027(c)		1,764	1,666

			44,072

New Zealand — 0.0%(a)
ANZ New Zealand Int’l Ltd. 2.60%, 9/23/2019(c)		200	200
BNZ International Funding Ltd. 2.40%, 2/21/2020(c)		838	831
(ICE LIBOR USD 3 Month + 0.70%), 3.35%, 2/21/2020(c)(d)		1,660	1,664

			2,695

Norway — 0.0%(a)
Aker BP ASA
6.00%, 7/1/2022(c)		373	381
5.88%, 3/31/2025(c)		1,466	1,503
DNB Bank ASA
(USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(d)(e)(f)		972	979

			2,863

Peru — 0.0%(a)
BBVA Banco Continental SA 5.00%, 8/26/2022(b)		990	1,023
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)		874	875
Nexa Resources SA 5.38%, 5/4/2027(b)		2,050	2,032
Southern Copper Corp. 5.88%, 4/23/2045		1,135	1,203

			5,133

Qatar — 0.0%(a)
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		1,550	1,531
3.50%, 2/22/2022(b)		2,570	2,502
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(b)		747	759

			4,792

Singapore — 0.0%(a)
Temasek Financial I Ltd. 4.30%, 10/25/2019(c)		4,096	4,135

South Korea — 0.1%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(b)(d)		2,350	2,094
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021(h)		3,805	3,615

			5,709

Spain — 0.0%(a)
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.16%), 7.00%, 2/19/2019(b)(d)(e)(f)	EUR	1,800	2,066
(EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(b)(d)(e)(f)	EUR	2,600	3,318

			5,384

Sweden — 0.1%
Skandinaviska Enskilda Banken AB
2.38%, 3/25/2019(c)		974	973
1.50%, 9/13/2019		3,589	3,559
2.45%, 5/27/2020(c)		1,389	1,377
(ICE LIBOR USD 3 Month + 0.43%), 3.07%, 5/17/2021(c)(d)		3,100	3,092
Svenska Handelsbanken AB
2.25%, 6/17/2019		1,360	1,357
1.50%, 9/6/2019		2,257	2,239
Swedbank AB
2.38%, 2/27/2019(c)		1,035	1,035

			13,632

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Switzerland — 0.5%
Credit Suisse AG 2.30%, 5/28/2019		2,540	2,536
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(c)(d)(e)(f)		2,745	2,800
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(c)(d)(e)(f)		6,891	7,309
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(c)(d)(e)(f)		7,005	6,926
(USD Swap Semi 5 Year + 4.33%), 7.25%, 9/12/2025(c)(d)(e)(f)		4,230	4,188
Novartis Securities Investment Ltd. 5.13%, 2/10/2019		1,090	1,090
Roche Holdings, Inc. 2.25%, 9/30/2019(c)		4,989	4,976
UBS AG 2.38%, 8/14/2019		2,003	2,000
UBS Group Funding Switzerland AG
(USD ICE Swap Rate 5 Year + 5.50%), 6.87%, 3/22/2021(b)(d)(e)(f)		4,355	4,469
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(c)(d)(e)(f)		14,510	14,601
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(d)(e)(f)		7,000	7,403
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(d)(e)(f)		3,000	3,004

			61,302

Trinidad and Tobago — 0.0%(a)
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(b)		1,565	1,471

Turkey — 0.0%(a)
KOC Holding A/S 5.25%, 3/15/2023(b)		1,119	1,091
Turkiye Is Bankasi A/S 5.00%, 4/30/2020(b)		1,240	1,220

			2,311

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(c)		1,205	1,187
5.00%, 8/1/2024(c)		1,284	1,266
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(c)		5,605	5,059
Telford Offshore Ltd.
Series B, 14.00%, (Blend (cash 1.00% + PIK 13.00%)), 2/12/2024(g)		1,128	520

			8,032

United Kingdom — 1.1%
Afren plc 6.63%, 12/9/2020(b)(i)		3,075	1
Ashtead Capital, Inc.
5.63%, 10/1/2024(c)		1,114	1,142
4.13%, 8/15/2025(c)		2,645	2,526
4.38%, 8/15/2027(c)		500	475
Barclays Bank plc
6.75%, 5/22/2019		320	324
5.13%, 1/8/2020		1,402	1,429
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%, 3/15/2022(b)(d)(e)(f)		5,397	5,618
(GBP Swap 5 Year + 6.46%), 7.25%, 3/15/2023(b)(d)(e)(f)	GBP	6,299	8,581
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(f)		3,644	3,633
4.38%, 9/11/2024		3,678	3,604
5.20%, 5/12/2026		2,555	2,557
4.84%, 5/9/2028		1,277	1,227
BP Capital Markets plc
1.77%, 9/19/2019		330	328
2.32%, 2/13/2020		950	945
British Telecommunications plc 2.35%, 2/14/2019		1,811	1,811
Diageo Capital plc (ICE LIBOR USD 3 Month + 0.24%), 2.88%, 5/18/2020(d)		450	449
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023		3,630	3,671
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 3.24%, 5/18/2021(d)		3,290	3,285
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(d)(e)(f)		2,146	2,232
(USD ICE Swap Rate 5 Year + 3.45%), 6.25%, 3/23/2023(d)(e)(f)		2,532	2,519
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(d)(e)(f)	EUR	2,537	3,206
(USD ICE Swap Rate 5 Year + 3.71%), 6.37%, 9/17/2024(d)(e)(f)		4,840	4,755
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(f)		3,000	3,011

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(d)(e)(f)	8,180	7,976
Jaguar Land Rover Automotive plc 4.50%, 10/1/2027(c)	4,010	2,967
KCA Deutag UK Finance plc
7.25%, 5/15/2021(c)	1,315	1,039
9.63%, 4/1/2023(c)	397	300
Lloyds Bank plc 5.80%, 1/13/2020(c)	270	276
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024(d)(e)(f)	8,508	8,657
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(d)(e)(f)	6,565	6,647
Merlin Entertainments plc 5.75%, 6/15/2026(c)	1,820	1,856
Reynolds American, Inc. 8.13%, 6/23/2019	3,940	4,016
Royal Bank of Scotland Group plc
6.13%, 12/15/2022	14,167	14,891
6.00%, 12/19/2023	1,194	1,248
Santander UK plc
2.50%, 3/14/2019	1,361	1,361
2.35%, 9/10/2019	1,760	1,754
2.38%, 3/16/2020	1,240	1,231
Standard Chartered plc
2.10%, 8/19/2019(c)	2,080	2,070
2.40%, 9/8/2019(c)	3,423	3,408
2.25%, 4/17/2020(c)	4,057	4,001
United Utilities plc
5.38%, 2/1/2019	3,500	3,500
Virgin Media Secured Finance plc
5.25%, 1/15/2026(c)	3,195	3,147
5.50%, 8/15/2026(c)	4,060	3,989

		131,663

United States — 28.0%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	528	529
5.63%, 2/15/2023	700	686
6.50%, 3/1/2024	3,004	2,959
ACCO Brands Corp. 5.25%, 12/15/2024(c)	4,980	4,868
ACE Cash Express, Inc. 12.00%, 12/15/2022(c)	2,638	2,440
ACI Worldwide, Inc. 5.75%, 8/15/2026(c)	2,730	2,802
Adient Global Holdings Ltd. 4.88%, 8/15/2026(c)	4,500	3,375
ADT Security Corp. (The) 4.13%, 6/15/2023	6,526	6,281
AECOM
5.88%, 10/15/2024	1,190	1,239
5.13%, 3/15/2027	4,369	4,107
AES Corp. 5.50%, 4/15/2025	1,800	1,859
Ahern Rentals, Inc. 7.38%, 5/15/2023(c)	3,491	3,037
AIG Global Funding 1.95%, 10/18/2019(c)	4,353	4,334
(ICE LIBOR USD 3 Month + 0.46%), 3.28%, 6/25/2021(c)(d)	785	778
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(c)	4,805	4,156
AK Steel Corp.
7.50%, 7/15/2023	439	446
6.38%, 10/15/2025	1,686	1,370
7.00%, 3/15/2027	2,343	1,904
Albertsons Cos. LLC
6.63%, 6/15/2024	9,925	9,776
5.75%, 3/15/2025	5,214	4,882
7.50%, 3/15/2026(c)	1,317	1,317
Alcoa Nederland Holding BV
6.75%, 9/30/2024(c)	7,276	7,579
7.00%, 9/30/2026(c)	1,650	1,741
Allegheny Technologies, Inc. 5.95%, 1/15/2021	317	321
Alliance Data Systems Corp.
5.88%, 11/1/2021(c)	1,296	1,306
5.38%, 8/1/2022(c)	3,159	3,159
Allison Transmission, Inc.
5.00%, 10/1/2024(c)	3,655	3,600
4.75%, 10/1/2027(c)	1,907	1,774
Allstate Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(d)	15,105	15,029
Ally Financial, Inc.
4.63%, 5/19/2022	12,606	12,827
4.63%, 3/30/2025	2,460	2,505
5.75%, 11/20/2025	2,855	2,969
8.00%, 11/1/2031	2,055	2,466
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	6,736	6,213
5.88%, 11/15/2026	1,180	1,062
6.13%, 5/15/2027	1,710	1,522
AMC Networks, Inc.
5.00%, 4/1/2024	3,610	3,583
4.75%, 8/1/2025	831	803
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	339	344
6.25%, 4/1/2025	9,317	9,061
6.25%, 3/15/2026	4,009	3,849
6.50%, 4/1/2027	7,091	6,790
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020(d)(e)(f)	4,215	4,173
(ICE LIBOR USD 3 Month + 0.60%), 3.20%, 11/5/2021(d)	4,000	4,008
American Express Credit Corp. 1.88%, 5/3/2019	2,288	2,283

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
1.70%, 10/30/2019	1,200	1,191
(ICE LIBOR USD 3 Month + 0.57%), 3.32%, 10/30/2019(d)	1,074	1,074
American Honda Finance Corp. 2.25%, 8/15/2019	390	389
(ICE LIBOR USD 3 Month + 0.15%), 2.77%, 11/13/2019(d)	1,404	1,404
2.00%, 2/14/2020	4,030	3,994
(ICE LIBOR USD 3 Month + 0.15%), 2.80%, 2/21/2020(d)	2,300	2,301
American International Group, Inc. 2.30%, 7/16/2019	980	978
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(d)	8,918	8,338
American Woodmark Corp. 4.88%, 3/15/2026(c)	4,020	3,729
AmeriGas Partners LP
5.50%, 5/20/2025	5,753	5,638
5.88%, 8/20/2026	2,714	2,674
5.75%, 5/20/2027	1,024	978
Amgen, Inc. (ICE LIBOR USD 3 Month + 0.32%), 2.93%, 5/10/2019(d)	5	5
Amkor Technology, Inc. 6.38%, 10/1/2022	8,949	9,038
Andeavor Logistics LP 6.25%, 10/15/2022	894	916
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(d)(e)(f)	3,060	2,924
6.38%, 5/1/2024	1,540	1,602
Anixter, Inc.
5.50%, 3/1/2023	3,646	3,719
6.00%, 12/1/2025(c)	1,595	1,635
Antero Midstream Partners LP 5.38%, 9/15/2024	2,380	2,332
Antero Resources Corp.
5.13%, 12/1/2022	1,561	1,559
5.63%, 6/1/2023	4,205	4,200
Apple, Inc. 2.10%, 5/6/2019	1,093	1,092
Aramark Services, Inc. 5.00%, 2/1/2028(c)	5,215	5,091
Arconic, Inc.
5.87%, 2/23/2022	1,582	1,634
5.13%, 10/1/2024	6,920	6,963
5.90%, 2/1/2027	4,185	4,185
Arizona Public Service Co. 2.20%, 1/15/2020	36	36
Ashland LLC 4.75%, 8/15/2022	3,172	3,192
Athene Global Funding 2.75%, 4/20/2020(c)	3,818	3,786
Avantor, Inc. 6.00%, 10/1/2024(c)	2,935	3,000
Avaya, Inc. 7.00%, 4/1/2019‡(i)	5,950	1
Avis Budget Car Rental LLC
6.38%, 4/1/2024(c)	8,355	8,292
5.25%, 3/15/2025(c)	6,722	6,033
Axalta Coating Systems LLC 4.88%, 8/15/2024(c)	2,480	2,421
B&G Foods, Inc. 5.25%, 4/1/2025	2,269	2,225
Ball Corp. 5.25%, 7/1/2025	962	1,009
Banff Merger Sub, Inc. 9.75%, 9/1/2026(c)	3,322	3,164
Bank of America Corp.
Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 6/17/2019(d)(e)(f)	8,005	7,965
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(d)(e)(f)	8,180	8,614
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(d)(e)(f)	13,130	14,136
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)	6,388	6,715
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)	1,250	1,314
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(f)	1,350	1,455
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(d)(e)(f)	30,855	30,147
Bank of America NA (ICE LIBOR USD 3 Month + 0.25%), 2.96%, 8/28/2020(d)	1,740	1,740
Bank of New York Mellon (The) (ICE LIBOR USD 3 Month + 0.30%), 3.04%, 12/4/2020(d)	4,385	4,389
Bank of New York Mellon Corp. (The) Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020(d)(e)(f)	3,535	3,575
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(d)(e)(f)	10,172	9,358
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(d)(e)(f)	10,966	10,281
Bausch Health Cos., Inc.
6.50%, 3/15/2022(c)	1,266	1,309
5.50%, 3/1/2023(c)	383	373

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.88%, 5/15/2023(c)	21,092	20,662
7.00%, 3/15/2024(c)	5,817	6,104
6.13%, 4/15/2025(c)	27,853	26,321
5.50%, 11/1/2025(c)	2,615	2,608
9.00%, 12/15/2025(c)	9,252	9,836
BB&T Corp.
6.85%, 4/30/2019	4,009	4,046
2.45%, 1/15/2020	1,684	1,678
(ICE LIBOR USD 3 Month + 0.72%), 3.50%, 1/15/2020(d)	263	264
Berry Global, Inc.
6.00%, 10/15/2022	500	511
5.13%, 7/15/2023	1,425	1,429
4.50%, 2/15/2026(c)	1,285	1,211
Big River Steel LLC 7.25%, 9/1/2025(c)	715	750
Blue Racer Midstream LLC
6.13%, 11/15/2022(c)	7,345	7,437
6.63%, 7/15/2026(c)	1,510	1,485
Boeing Co. (The) 6.00%, 3/15/2019	1,187	1,191
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(c)	1,358	1,331
Boyd Gaming Corp.
6.88%, 5/15/2023	5,315	5,524
6.38%, 4/1/2026	2,905	2,967
6.00%, 8/15/2026	3,385	3,393
Boyne USA, Inc. 7.25%, 5/1/2025(c)	3,799	3,998
Branch Banking & Trust Co. 2.10%, 1/15/2020	310	308
Brink’s Co. (The) 4.63%, 10/15/2027(c)	1,650	1,568
Bristow Group, Inc. 6.25%, 10/15/2022	643	299
Bruin E&P Partners LLC 8.88%, 8/1/2023(c)	467	445
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(d)	6,382	5,552
BWAY Holding Co. 5.50%, 4/15/2024(c)	6,295	6,149
BWX Technologies, Inc. 5.38%, 7/15/2026(c)	675	682
Cablevision Systems Corp.
8.00%, 4/15/2020	4,792	4,984
5.88%, 9/15/2022	660	663
Caleres, Inc. 6.25%, 8/15/2023	659	679
California Resources Corp.
5.50%, 9/15/2021	390	302
8.00%, 12/15/2022(c)	4,089	3,282
Callon Petroleum Co. 6.13%, 10/1/2024	641	644
Calpine Corp.
5.88%, 1/15/2024(c)	1,510	1,510
5.50%, 2/1/2024	990	937
5.75%, 1/15/2025	2,320	2,186
5.25%, 6/1/2026(c)	4,605	4,375
Camelot Finance SA 7.88%, 10/15/2024(c)	2,868	2,976
Capital One Financial Corp. 2.50%, 5/12/2020	4,933	4,898
(ICE LIBOR USD 3 Month + 0.76%), 3.38%, 5/12/2020(d)	2,380	2,388
Capital One NA
2.40%, 9/5/2019	236	235
1.85%, 9/13/2019	682	678
2.35%, 1/31/2020	1,150	1,143
Cardinal Health, Inc. 1.95%, 6/14/2019	1,220	1,216
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	1,661	1,644
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(c)	1,411	1,369
Caterpillar Financial Services Corp. 2.10%, 6/9/2019	853	851
(ICE LIBOR USD 3 Month + 0.18%), 2.80%, 5/15/2020(d)	7,386	7,385
CBS Radio, Inc. 7.25%, 11/1/2024(c)	3,315	3,124
CCM Merger, Inc. 6.00%, 3/15/2022(c)	662	669
CCO Holdings LLC
5.75%, 1/15/2024	1,005	1,025
5.88%, 4/1/2024(c)	28,027	28,735
5.38%, 5/1/2025(c)	2,775	2,790
5.75%, 2/15/2026(c)	10,451	10,634
5.50%, 5/1/2026(c)	7,895	7,875
5.13%, 5/1/2027(c)	23,222	22,467
5.00%, 2/1/2028(c)	4,823	4,582
CDW LLC
5.00%, 9/1/2023	998	1,000
5.50%, 12/1/2024	635	657
5.00%, 9/1/2025	4,835	4,799
Celgene Corp. 2.25%, 5/15/2019	248	248
Centene Corp.
5.63%, 2/15/2021	990	1,005
6.13%, 2/15/2024	2,730	2,859
4.75%, 1/15/2025	1,360	1,379
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(d)(e)(f)	9,190	9,190
Central Garden & Pet Co.
6.13%, 11/15/2023	4,700	4,806
5.13%, 2/1/2028	3,470	3,236
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	780	794
Series T, 5.80%, 3/15/2022	2,510	2,515

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Series W, 6.75%, 12/1/2023	7,115	7,160
Series Y, 7.50%, 4/1/2024	5,896	5,977
CFX Escrow Corp.
6.00%, 2/15/2024(c)	752	752
6.38%, 2/15/2026(c)	797	797
Charles Schwab Corp. (The)
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(d)(e)(f)	10,605	9,425
Chemours Co. (The)
6.63%, 5/15/2023	4,450	4,600
7.00%, 5/15/2025	2,530	2,641
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	492	542
5.88%, 3/31/2025	6,470	6,786
5.13%, 6/30/2027	1,250	1,261
Cheniere Energy Partners LP
5.25%, 10/1/2025	1,073	1,078
5.63%, 10/1/2026(c)	1,278	1,281
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 6.04%, 4/15/2019(d)	876	874
7.00%, 10/1/2024	3,750	3,656
8.00%, 1/15/2025	2,614	2,627
8.00%, 6/15/2027	6,938	6,650
Cincinnati Bell, Inc.
7.00%, 7/15/2024(c)	4,591	3,960
8.00%, 10/15/2025(c)	1,357	1,177
Cinemark USA, Inc. 4.88%, 6/1/2023	5,562	5,506
CIT Group, Inc. 5.25%, 3/7/2025	1,302	1,344
CITGO Petroleum Corp. 6.25%, 8/15/2022(c)	1,172	1,154
Citibank NA (ICE LIBOR USD 3 Month + 0.30%), 3.06%, 10/20/2020(d)	5,980	5,976
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(d)(e)(f)	6,205	6,236
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(d)(e)(f)	1,785	1,799
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(d)(e)(f)	1,670	1,695
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(f)	11,480	11,451
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(d)(e)(f)	6,000	6,057
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(d)(e)(f)	16,005	15,485
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(d)(e)(f)	6,980	7,067
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(f)	15,442	15,365
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(f)	7,815	8,089
Citizens Bank NA
2.50%, 3/14/2019	3,440	3,439
2.45%, 12/4/2019	6,240	6,216
2.25%, 3/2/2020	750	744
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(d)(e)(f)	5,930	5,829
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	115	114
Series B, 7.63%, 3/15/2020	16,832	16,811
Series A, 6.50%, 11/15/2022	2,925	2,991
Series B, 6.50%, 11/15/2022	31,795	32,510
Clearwater Paper Corp.
4.50%, 2/1/2023	2,125	1,971
5.38%, 2/1/2025(c)	1,868	1,737
Clearway Energy Operating LLC
5.75%, 10/15/2025(c)	20	18
5.00%, 9/15/2026	2,465	2,145
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(c)	685	659
5.75%, 3/1/2025	1,278	1,237
CNG Holdings, Inc. 9.38%, 5/15/2020(c)	4,235	4,108
CNO Financial Group, Inc. 5.25%, 5/30/2025	2,217	2,245
CNX Midstream Partners LP 6.50%, 3/15/2026(c)	667	656
Coeur Mining, Inc. 5.88%, 6/1/2024	932	861
Cogent Communications Finance, Inc. 5.63%, 4/15/2021(c)	2,669	2,682
Cogent Communications Group, Inc. 5.38%, 3/1/2022(c)	3,480	3,536
Comcast Corp. (ICE LIBOR USD 3 Month + 0.33%), 3.13%, 10/1/2020(d)	1,960	1,962
Commercial Metals Co.
4.88%, 5/15/2023	462	444
5.38%, 7/15/2027	1,415	1,305
CommScope Technologies LLC 6.00%, 6/15/2025(c)	12,555	11,864

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.00%, 3/15/2027(c)	2,405	2,050
CommScope, Inc.
5.00%, 6/15/2021(c)	2,355	2,352
5.50%, 6/15/2024(c)	715	669
Community Health Systems, Inc.
5.13%, 8/1/2021	1,740	1,673
6.88%, 2/1/2022	2,626	1,493
6.25%, 3/31/2023	3,855	3,681
8.63%, 1/15/2024(c)	5,530	5,705
8.13%, 6/30/2024(c)	5,378	4,262
Compass Bank 2.75%, 9/29/2019	3,091	3,080
Comstock Resources, Inc. 9.75%, 8/15/2026(c)	784	725
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(c)	1,955	1,879
Constellium NV
5.75%, 5/15/2024(c)	466	456
6.63%, 3/1/2025(c)	2,540	2,527
5.88%, 2/15/2026(c)	875	842
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(c)	5,375	4,851
CoreCivic, Inc.
REIT, 5.00%, 10/15/2022	430	415
REIT, 4.63%, 5/1/2023	4,230	3,966
Coty, Inc. 6.50%, 4/15/2026(c)	5,145	4,631
Covanta Holding Corp.
5.88%, 3/1/2024	1,220	1,217
5.88%, 7/1/2025	379	371
Covey Park Energy LLC 7.50%, 5/15/2025(c)	2,075	1,919
Crestwood Midstream Partners LP
6.25%, 4/1/2023	3,454	3,484
5.75%, 4/1/2025	1,991	1,952
Crown Americas LLC
4.75%, 2/1/2026	681	666
4.25%, 9/30/2026	815	774
CSC Holdings LLC
8.63%, 2/15/2019	657	658
6.75%, 11/15/2021	2,089	2,194
10.13%, 1/15/2023(c)	3,811	4,102
5.38%, 7/15/2023(c)	4,070	4,111
5.25%, 6/1/2024	1,349	1,295
7.75%, 7/15/2025(c)	725	759
6.63%, 10/15/2025(c)	5,440	5,692
10.88%, 10/15/2025(c)	3,057	3,523
5.50%, 5/15/2026(c)	3,498	3,463
5.50%, 4/15/2027(c)	1,745	1,706
5.38%, 2/1/2028(c)	1,060	1,019
7.50%, 4/1/2028(c)	2,260	2,322
6.50%, 2/1/2029(c)	1,555	1,576
CSI Compressco LP 7.50%, 4/1/2025(c)	1,443	1,374
Cumberland Farms, Inc. 6.75%, 5/1/2025(c)	640	650
Curo Group Holdings Corp. 8.25%, 9/1/2025(c)	3,227	2,739
CVR Partners LP 9.25%, 6/15/2023(c)	11,203	11,707
CyrusOne LP
REIT, 5.00%, 3/15/2024	500	504
REIT, 5.38%, 3/15/2027	1,045	1,050
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(c)	3,925	3,945
Dana, Inc.
6.00%, 9/15/2023	3,919	3,958
5.50%, 12/15/2024	1,250	1,225
DaVita, Inc.
5.75%, 8/15/2022	1,275	1,296
5.13%, 7/15/2024	4,812	4,741
5.00%, 5/1/2025	8,410	8,095
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(d)(e)(f)	2,663	2,497
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,548
5.38%, 7/15/2025	1,919	1,957
6.75%, 9/15/2037(c)	1,740	1,784
Dean Foods Co. 6.50%, 3/15/2023(c)	1,821	1,417
Delek Logistics Partners LP 6.75%, 5/15/2025	3,433	3,399
Dell International LLC
5.88%, 6/15/2021(c)	1,420	1,443
7.13%, 6/15/2024(c)	1,465	1,545
6.02%, 6/15/2026(c)	4,575	4,781
Delphi Technologies plc 5.00%, 10/1/2025(c)	6,170	5,291
Denbury Resources, Inc.
9.25%, 3/31/2022(c)	3,086	3,032
7.50%, 2/15/2024(c)	1,469	1,285
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	1,652	1,561
Diamondback Energy, Inc.
4.75%, 11/1/2024(c)	691	689
5.38%, 5/31/2025	615	634
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	4,400	2,805
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(d)(e)(f)	7,902	7,201
DISH DBS Corp.
6.75%, 6/1/2021	9,042	9,209
5.88%, 7/15/2022	7,061	6,708
5.00%, 3/15/2023	14,164	12,323
5.88%, 11/15/2024	19,155	15,875
7.75%, 7/1/2026	8,129	7,001
DJO Finance LLC 8.13%, 6/15/2021(c)	6,585	6,843
Dole Food Co., Inc. 7.25%, 6/15/2025(c)	2,774	2,524
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	3,194	3,181

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Dominion Energy, Inc. 5.20%, 8/15/2019	520	526
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(d)	8,635	8,682
DowDuPont, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.42%, 11/15/2020(d)	1,481	1,489
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(c)	4,375	4,309
DTE Energy Co. 1.50%, 10/1/2019	1,363	1,349
DTE Gas Co. 5.00%, 10/1/2019	3,938	3,989
Eldorado Resorts, Inc.
6.00%, 4/1/2025	4,011	4,034
6.00%, 9/15/2026(c)	851	849
Embarq Corp. 8.00%, 6/1/2036	13,581	12,834
EMC Corp.
2.65%, 6/1/2020	876	862
3.38%, 6/1/2023	385	366
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(c)	1,825	1,936
Encompass Health Corp.
5.75%, 11/1/2024	2,810	2,842
5.75%, 9/15/2025	3,650	3,686
Endo Dac
6.00%, 7/15/2023(c)	10,910	8,915
5.88%, 10/15/2024(c)	1,855	1,818
6.00%, 2/1/2025(c)(h)	1,770	1,367
Endo Finance LLC
5.75%, 1/15/2022(c)	1,632	1,481
7.25%, 1/15/2022(c)	46	43
Energizer Holdings, Inc.
5.50%, 6/15/2025(c)	6,565	6,221
6.38%, 7/15/2026(c)	1,525	1,483
7.75%, 1/15/2027(c)	1,620	1,669
Energy Transfer LP
4.25%, 3/15/2023	1,073	1,081
5.88%, 1/15/2024	3,837	4,096
5.50%, 6/1/2027	355	368
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023(d)(e)(f)	11,115	10,004
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(f)	8,964	7,989
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)	9,162	7,421
4.40%, 4/1/2024	4,185	4,005
4.15%, 6/1/2025	1,060	992
4.85%, 7/15/2026	2,320	2,175
5.60%, 4/1/2044	1,020	880
EnPro Industries, Inc. 5.75%, 10/15/2026(c)	2,337	2,325
Ensco plc
8.00%, 1/31/2024	663	582
5.20%, 3/15/2025	1,521	1,133
7.75%, 2/1/2026	739	594
5.75%, 10/1/2044	1,907	1,244
Entegris, Inc. 4.63%, 2/10/2026(c)	7,396	7,174
Enterprise Development Authority (The) 12.00%, 7/15/2024(c)	4,674	4,405
Enterprise Products Operating LLC
2.55%, 10/15/2019	429	428
5.25%, 1/31/2020	3,269	3,338
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077(d)	1,011	902
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(d)	6,530	5,775
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)	1,868	1,624
Envision Healthcare Corp. 8.75%, 10/15/2026(c)	10,468	9,546
EOG Resources, Inc.
5.63%, 6/1/2019	1,849	1,864
2.45%, 4/1/2020	3,877	3,855
4.40%, 6/1/2020	2,694	2,734
EP Energy LLC
9.38%, 5/1/2020	1,228	976
9.38%, 5/1/2024(c)	5,835	3,107
8.00%, 11/29/2024(c)	5,109	4,087
8.00%, 2/15/2025(c)	4,503	2,224
7.75%, 5/15/2026(c)	13,057	12,029
Equinix, Inc.
REIT, 5.38%, 1/1/2022	1,794	1,821
REIT, 5.38%, 4/1/2023	950	963
REIT, 5.75%, 1/1/2025	2,389	2,454
REIT, 5.88%, 1/15/2026	5,615	5,809
ERAC USA Finance LLC 2.35%, 10/15/2019(c)	259	258
ERP Operating LP REIT, 2.38%, 7/1/2019	580	578
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(c)	4,628	4,575
Eversource Energy 4.50%, 11/15/2019	2,505	2,532
EW Scripps Co. (The) 5.13%, 5/15/2025(c)	720	688
Exela Intermediate LLC 10.00%, 7/15/2023(c)	4,498	4,509
Exelon Generation Co. LLC
5.20%, 10/1/2019	1,392	1,411
2.95%, 1/15/2020	2,909	2,900

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(c)	169	157
5.63%, 2/1/2026(c)	254	208
Exxon Mobil Corp. 1.91%, 3/6/2020	1,975	1,960
Fair Isaac Corp. 5.25%, 5/15/2026(c)	1,314	1,321
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(c)	1,261	1,214
Fifth Third Bancorp 2.30%, 3/1/2019	51	51
(ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(d)(e)(f)	17,625	16,545
Fifth Third Bank
2.30%, 3/15/2019	256	256
2.38%, 4/25/2019	3,332	3,329
(ICE LIBOR USD 3 Month + 0.59%), 3.41%, 9/27/2019(d)	3,127	3,136
(ICE LIBOR USD 3 Month + 0.25%), 3.00%, 10/30/2020(d)	1,775	1,766
First Data Corp.
5.38%, 8/15/2023(c)	11,555	11,779
5.00%, 1/15/2024(c)	2,272	2,321
5.75%, 1/15/2024(c)	22,174	22,784
FirstCash, Inc. 5.38%, 6/1/2024(c)	1,807	1,807
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(c)	681	637
Ford Motor Credit Co. LLC 4.69%, 6/9/2025	3,900	3,620
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	1,714	1,692
3.88%, 3/15/2023	14,235	13,666
4.55%, 11/14/2024	6,535	6,265
5.40%, 11/14/2034	375	332
5.45%, 3/15/2043	2,045	1,759
Frontier Communications Corp.
10.50%, 9/15/2022	1,903	1,355
6.88%, 1/15/2025	7,180	3,787
11.00%, 9/15/2025	12,399	7,997
8.50%, 4/1/2026(c)	5,500	4,990
FXI Holdings, Inc. 7.88%, 11/1/2024(c)	2,542	2,402
Gartner, Inc. 5.13%, 4/1/2025(c)	2,600	2,587
Gates Global LLC 6.00%, 7/15/2022(c)	4,287	4,310
GCI LLC
6.75%, 6/1/2021	4,460	4,477
6.88%, 4/15/2025	3,390	3,364
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(c)	3,505	3,483
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.29%), 2.91%, 5/11/2020(d)	738	739
General Electric Co. Series D, 5.00%, 1/21/2021(e)(f)	50,388	44,341
General Mills, Inc. 5.65%, 2/15/2019	640	641
General Motors Financial Co., Inc.
2.35%, 10/4/2019	840	837
3.15%, 1/15/2020	2,010	2,011
Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027(d)(e)(f)	13,692	11,741
Series B, (ICE LIBOR USD 3 Month + 3.44%), 6.50%, 9/30/2028(d)(e)(f)	9,490	8,398
Genesis Energy LP
6.75%, 8/1/2022	780	783
6.00%, 5/15/2023	1,359	1,305
5.63%, 6/15/2024	1,553	1,429
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(c)	3,741	4,012
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022	8,165	7,951
REIT, 5.88%, 10/15/2024	2,215	2,004
Global Partners LP
6.25%, 7/15/2022	1,300	1,261
7.00%, 6/15/2023	2,560	2,496
GLP Capital LP
REIT, 5.25%, 6/1/2025	2,780	2,841
REIT, 5.75%, 6/1/2028	2,780	2,898
Golden Nugget, Inc. 6.75%, 10/15/2024(c)	1,488	1,488
Goldman Sachs Group, Inc. (The) Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019(d)(e)(f)	13,070	13,090
1.95%, 7/23/2019	464	462
2.55%, 10/23/2019	1,000	998
5.38%, 3/15/2020	3,459	3,547
(ICE LIBOR USD 3 Month + 1.16%), 3.93%, 4/23/2020(d)	3,940	3,966
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(d)(e)(f)	14,640	14,567
(ICE LIBOR USD 3 Month + 0.73%), 3.55%, 12/27/2020(d)	250	250
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(f)	22,110	20,369
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(d)(e)(f)	3,710	3,664
Goodman Networks, Inc. 8.00%, 5/11/2022	850	404
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	5,160	4,747
4.88%, 3/15/2027	4,396	3,940

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Graham Holdings Co. 5.75%, 6/1/2026(c)	951	984
Gray Television, Inc.
5.13%, 10/15/2024(c)	1,465	1,424
5.88%, 7/15/2026(c)	2,102	2,065
7.00%, 5/15/2027(c)	4,325	4,496
Greif, Inc. 6.50%, 3/1/2027(c)(j)	2,991	3,006
Group 1 Automotive, Inc. 5.25%, 12/15/2023(c)	1,875	1,800
Gulfport Energy Corp.
6.63%, 5/1/2023	745	738
6.00%, 10/15/2024	2,801	2,633
6.38%, 5/15/2025	1,337	1,267
6.38%, 1/15/2026	325	302
H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,588	1,552
Halcon Resources Corp. 6.75%, 2/15/2025	3,045	2,314
Hanesbrands, Inc. 4.88%, 5/15/2026(c)	2,975	2,849
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(c)	1,466	1,374
HCA Healthcare, Inc. 6.25%, 2/15/2021	3,847	4,010
HCA, Inc.
4.25%, 10/15/2019	1,410	1,416
7.50%, 2/15/2022	7,438	8,145
5.88%, 3/15/2022	2,480	2,626
5.88%, 5/1/2023	2,840	3,003
5.00%, 3/15/2024	1,976	2,056
5.38%, 2/1/2025	38,921	40,174
5.88%, 2/15/2026	13,630	14,380
5.38%, 9/1/2026	4,251	4,362
5.63%, 9/1/2028	8,232	8,507
5.88%, 2/1/2029	2,603	2,727
5.50%, 6/15/2047	1,608	1,675
HCP, Inc.
REIT, 2.63%, 2/1/2020	4,834	4,811
Hecla Mining Co. 6.88%, 5/1/2021	2,791	2,796
Herc Rentals, Inc.
7.50%, 6/1/2022(c)	2,702	2,827
7.75%, 6/1/2024(c)	3,338	3,563
Hertz Corp. (The)
7.38%, 1/15/2021	1,724	1,707
7.63%, 6/1/2022(c)	5,667	5,640
6.25%, 10/15/2022	1,371	1,241
5.50%, 10/15/2024(c)	14,780	12,119
Hess Infrastructure Partners LP 5.63%, 2/15/2026(c)	1,315	1,302
Hexion, Inc. 6.63%, 4/15/2020	2,586	2,072
Hilcorp Energy I LP
5.00%, 12/1/2024(c)	869	826
6.25%, 11/1/2028(c)	2,000	1,950
Hillman Group, Inc. (The) 6.38%, 7/15/2022(c)	865	705
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(c)	4,278	4,407
5.00%, 2/15/2025(c)	685	683
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	897	881
5.13%, 5/1/2026(c)	4,005	4,035
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	1,860	1,883
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	2,620	2,594
4.88%, 4/1/2027	2,125	2,100
Holly Energy Partners LP 6.00%, 8/1/2024(c)	1,650	1,662
Hologic, Inc. 4.38%, 10/15/2025(c)	5,531	5,432
HSBC USA, Inc.
2.25%, 6/23/2019	944	942
2.38%, 11/13/2019	1,390	1,385
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	4,633	4,436
6.63%, 8/1/2026	2,225	2,142
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(d)(e)(f)	1,920	1,810
Huntington National Bank (The) 2.38%, 3/10/2020	1,710	1,699
Huntsman International LLC 5.13%, 11/15/2022	5,105	5,284
Icahn Enterprises LP
5.88%, 2/1/2022	3,154	3,178
6.75%, 2/1/2024	800	824
6.38%, 12/15/2025	2,715	2,776
iHeartCommunications, Inc. 9.00%, 12/15/2019(i)	4,183	2,803
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.55%, 12/21/2065(c)(d)	7,148	5,432
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.80%, 12/21/2065(c)(d)	2,205	1,687
Infor Software Parent LLC 7.13% (cash), 5/1/2021(c)(g)	8,482	8,546
Infor US, Inc.
5.75%, 8/15/2020(c)	688	698
6.50%, 5/15/2022	17,265	17,567
Informatica LLC 7.13%, 7/15/2023(c)	4,200	4,211
Ingevity Corp. 4.50%, 2/1/2026(c)	1,616	1,479
International Business Machines Corp. 8.38%, 11/1/2019	390	406

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
International Game Technology plc
6.50%, 2/15/2025(c)	6,800	7,077
6.25%, 1/15/2027(c)	1,879	1,905
IQVIA, Inc.
4.88%, 5/15/2023(c)	455	460
5.00%, 10/15/2026(c)	5,110	5,136
IRB Holding Corp. 6.75%, 2/15/2026(c)	4,639	4,337
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	2,762	2,741
REIT, 4.88%, 9/15/2027(c)	2,094	1,932
REIT, 5.25%, 3/15/2028(c)	1,557	1,448
Jack Ohio Finance LLC
6.75%, 11/15/2021(c)	8,835	9,122
10.25%, 11/15/2022(c)	1,462	1,575
Jackson National Life Global Funding 2.20%, 1/30/2020(c)	710	704
(ICE LIBOR USD 3 Month + 0.30%), 3.06%, 4/27/2020(c)(d)	85	85
(ICE LIBOR USD 3 Month + 0.48%), 3.25%, 6/11/2021(c)(d)	3,840	3,828
Jagged Peak Energy LLC 5.88%, 5/1/2026(c)	1,315	1,269
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(c)	879	853
JBS USA LUX SA
7.25%, 6/1/2021(c)	9,585	9,717
5.88%, 7/15/2024(c)	4,448	4,493
5.75%, 6/15/2025(c)	4,689	4,677
6.75%, 2/15/2028(c)	3,302	3,335
JELD-WEN, Inc.
4.63%, 12/15/2025(c)	1,735	1,574
4.88%, 12/15/2027(c)	1,435	1,270
John Deere Capital Corp.
2.30%, 9/16/2019	1,371	1,368
(ICE LIBOR USD 3 Month + 0.18%), 2.98%, 1/7/2020(d)	6,000	6,005
Kaiser Aluminum Corp. 5.88%, 5/15/2024	813	825
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,247	1,219
KeyBank NA 1.60%, 8/22/2019	2,535	2,520
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(d)(e)(f)	9,075	8,581
Kinetic Concepts, Inc. 7.88%, 2/15/2021(c)	3,075	3,137
Koppers, Inc. 6.00%, 2/15/2025(c)	1,810	1,606
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(c)	715	736
Kroger Co. (The) 1.50%, 9/30/2019	213	211
L Brands, Inc.
6.88%, 11/1/2035	400	343
6.75%, 7/1/2036	3,268	2,778
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(c)	1,514	1,522
5.25%, 10/1/2025(c)	757	702
Lamar Media Corp. 5.75%, 2/1/2026	1,998	2,069
Lennar Corp.
8.38%, 1/15/2021	295	318
5.38%, 10/1/2022	600	615
4.50%, 4/30/2024	1,455	1,429
5.88%, 11/15/2024	2,770	2,860
5.25%, 6/1/2026	1,210	1,180
Level 3 Financing, Inc.
5.63%, 2/1/2023	561	564
5.13%, 5/1/2023	3,136	3,108
5.38%, 1/15/2024	4,086	4,066
5.38%, 5/1/2025	6,670	6,587
Level 3 Parent LLC 5.75%, 12/1/2022	1,000	1,000
Liberty Interactive LLC 8.25%, 2/1/2030	870	881
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(c)	1,538	1,736
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024(c)	940	949
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(c)	1,795	1,768
5.63%, 3/15/2026(c)	955	965
Lockheed Martin Corp. 4.25%, 11/15/2019	214	217
LPL Holdings, Inc. 5.75%, 9/15/2025(c)	2,334	2,295
LTF Merger Sub, Inc. 8.50%, 6/15/2023(c)	5,407	5,508
LyondellBasell Industries NV 5.00%, 4/15/2019	2,924	2,925
Mallinckrodt International Finance SA
5.63%, 10/15/2023(c)	2,615	2,207
5.50%, 4/15/2025(c)	5,555	4,305
Manufacturers & Traders Trust Co. 2.10%, 2/6/2020	798	792
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(c)	5,832	5,905
Martin Midstream Partners LP 7.25%, 2/15/2021	3,546	3,440
Masonite International Corp. 5.75%, 9/15/2026(c)	2,890	2,811
MassMutual Global Funding II 2.35%, 4/9/2019(c)	268	268
MasTec, Inc. 4.88%, 3/15/2023	4,492	4,503
Matador Resources Co. 5.88%, 9/15/2026	2,303	2,294
Mattel, Inc.
3.15%, 3/15/2023	1,000	870
6.75%, 12/31/2025(c)	11,518	10,885

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Meredith Corp. 6.88%, 2/1/2026(c)	1,535	1,577
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020(d)(e)(f)	15,194	15,239
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(d)(e)(f)	8,575	8,550
6.40%, 12/15/2036	12,815	13,712
Metropolitan Life Global Funding I
2.30%, 4/10/2019(c)	1,035	1,034
1.75%, 9/19/2019(c)	330	328
(SOFRRATE + 0.57%), 2.96%, 9/7/2020(c)(d)	5,630	5,621
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,531
REIT, 4.50%, 9/1/2026	995	942
REIT, 5.75%, 2/1/2027(c)	2,490	2,515
REIT, 4.50%, 1/15/2028	555	515
MGM Resorts International
7.75%, 3/15/2022	4,210	4,573
6.00%, 3/15/2023	13,735	14,250
5.75%, 6/15/2025	8,565	8,608
4.63%, 9/1/2026	375	353
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 3.47%, 3/27/2020(d)	1,581	1,580
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(d)(e)(f)	14,650	14,668
5.63%, 9/23/2019	5,920	6,022
2.65%, 1/27/2020	410	409
Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 3.41%, 2/14/2020(d)	1,530	1,530
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(d)(e)(f)	10,784	10,838
Motors Liquidation Co.
6.75%, 5/1/2028‡(d)(i)	10	—
8.38%, 7/15/2033‡(i)	115	—
7.75%, 3/15/2036‡(i)	11	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(c)	5,836	5,795
MSCI, Inc. 5.38%, 5/15/2027(c)	2,080	2,127
Mueller Water Products, Inc. 5.50%, 6/15/2026(c)	1,425	1,432
Nabors Industries, Inc.
5.10%, 9/15/2023	174	151
5.75%, 2/1/2025	5,552	4,830
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(d)	2,473	2,404
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(c)	1,172	1,187
9.13%, 7/15/2026(c)	1,550	1,569
Nationstar Mortgage LLC
6.50%, 7/1/2021	1,372	1,368
6.50%, 6/1/2022	2,678	2,638
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019(c)	2,770	2,766
NBCUniversal Media LLC 5.15%, 4/30/2020	1,170	1,202
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(c)	9,445	4,250
8.75% (cash), 10/15/2021(c)(g)	6,734	3,047
Netflix, Inc.
5.75%, 3/1/2024	118	123
5.88%, 2/15/2025	660	684
4.38%, 11/15/2026	2,786	2,638
4.88%, 4/15/2028	6,545	6,218
5.88%, 11/15/2028(c)	3,148	3,191
Nevada Power Co. Series BB, 2.75%, 4/15/2020	817	817
New Albertsons LP
7.75%, 6/15/2026	1,535	1,397
6.63%, 6/1/2028	455	362
7.45%, 8/1/2029	331	289
8.70%, 5/1/2030	2,432	2,253
8.00%, 5/1/2031	2,703	2,426
New Home Co., Inc. (The) 7.25%, 4/1/2022	2,310	2,119
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.39%), 3.17%, 10/24/2019(c)(d)	5,548	5,562
1.95%, 2/11/2020(c)	1,081	1,072
2.00%, 4/9/2020(c)	676	671
(ICE LIBOR USD 3 Month + 0.16%), 2.96%, 10/1/2020(c)(d)	175	175
(ICE LIBOR USD 3 Month + 0.32%), 2.91%, 8/6/2021(c)(d)	1,310	1,308
Newfield Exploration Co.
5.63%, 7/1/2024	2,010	2,110
5.38%, 1/1/2026	1,515	1,557
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(c)	2,044	2,059
5.88%, 11/15/2022	1,387	1,405
5.63%, 8/1/2024(c)	2,155	2,085
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 3.05%, 9/3/2019(d)	3,970	3,960
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(c)	637	607
4.50%, 9/15/2027(c)	986	897

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(c)	3,085	3,062
Nielsen Finance LLC 5.00%, 4/15/2022(c)	5,714	5,705
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(c)(d)(e)(f)	4,830	4,653
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019(c)	168	168
2.00%, 3/8/2019(c)	3,622	3,619
1.55%, 9/13/2019(c)	1,970	1,950
2.25%, 1/13/2020(c)	1,106	1,094
Noble Holding International Ltd.
7.95%, 4/1/2025(h)	376	304
7.88%, 2/1/2026(c)	2,432	2,250
6.20%, 8/1/2040	1,121	695
5.25%, 3/15/2042	915	549
8.95%, 4/1/2045(h)	410	324
Northern Oil and Gas, Inc. 9.50%, (Blend (cash 8.50% + PIK 1.00%)), 5/15/2023(g)	1,786	1,827
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026(d)(e)(f)	2,980	2,812
Northwest Acquisitions ULC 7.13%, 11/1/2022(c)	831	828
Novelis Corp.
6.25%, 8/15/2024(c)	3,970	4,010
5.88%, 9/30/2026(c)	4,785	4,623
NRG Energy, Inc.
6.25%, 5/1/2024	1,430	1,480
6.63%, 1/15/2027	5,208	5,483
Nuance Communications, Inc.
5.38%, 8/15/2020(c)	819	822
5.63%, 12/15/2026	2,258	2,213
NuStar Logistics LP
5.63%, 4/28/2027	2,195	2,129
NVA Holdings, Inc.
6.88%, 4/1/2026(c)	1,145	1,093
Oasis Petroleum, Inc.
6.88%, 3/15/2022	1,535	1,531
6.88%, 1/15/2023	935	927
6.25%, 5/1/2026(c)	3,545	3,354
Oracle Corp.
2.25%, 10/8/2019	4,890	4,880
Outfront Media Capital LLC
5.25%, 2/15/2022	832	840
5.63%, 2/15/2024	1,650	1,669
5.88%, 3/15/2025	750	757
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(c)	810	818
5.88%, 8/15/2023(c)	584	604
5.38%, 1/15/2025(c)	545	543
6.38%, 8/15/2025(c)	1,084	1,133
PACCAR Financial Corp.
2.20%, 9/15/2019	3,000	2,984
(ICE LIBOR USD 3 Month + 0.20%), 2.82%, 11/13/2020(d)	4,253	4,245
Parsley Energy LLC
5.38%, 1/15/2025(c)	1,125	1,117
5.25%, 8/15/2025(c)	2,310	2,287
5.63%, 10/15/2027(c)	435	431
Party City Holdings, Inc. 6.63%, 8/1/2026(c)	2,572	2,533
PBF Holding Co. LLC
7.00%, 11/15/2023	1,431	1,438
7.25%, 6/15/2025	2,675	2,662
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,278
Peabody Energy Corp.
6.00%, 3/31/2022(c)	502	501
6.38%, 3/31/2025(c)	685	661
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,399	2,345
PetSmart, Inc.
7.13%, 3/15/2023(c)	10,166	6,379
5.88%, 6/1/2025(c)	4,504	3,537
8.88%, 6/1/2025(c)	1,380	870
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(c)	2,974	3,019
Philip Morris International, Inc. 2.00%, 2/21/2020	2,423	2,402
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(c)	5,329	5,222
5.88%, 9/30/2027(c)	2,116	2,042
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(f)	5,415	4,853
Plantronics, Inc. 5.50%, 5/31/2023(c)	5,146	4,993
PNC Bank NA
2.25%, 7/2/2019	1,500	1,498
1.45%, 7/29/2019	280	278
2.40%, 10/18/2019	341	340
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	370	375
5.13%, 2/8/2020	270	276
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(d)(e)(f)	9,215	8,823
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(d)(e)(f)	7,675	7,291
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(c)(g)	2,520	2,419
Post Holdings, Inc.
5.50%, 3/1/2025(c)	5,919	5,889
5.00%, 8/15/2026(c)	2,728	2,579
5.75%, 3/1/2027(c)	2,730	2,675
5.63%, 1/15/2028(c)	1,470	1,409

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Prestige Brands, Inc. 6.38%, 3/1/2024(c)	1,600	1,592
Pricoa Global Funding I
2.20%, 5/16/2019(c)	806	805
1.45%, 9/13/2019(c)	536	531
Prime Security Services Borrower LLC 9.25%, 5/15/2023(c)	8,660	9,158
Principal Life Global Funding II
2.15%, 1/10/2020(c)	2,320	2,303
2.20%, 4/8/2020(c)	5,873	5,829
Progress Energy, Inc. 4.88%, 12/1/2019	1,700	1,727
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(d)(e)(f)	5,720	5,570
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.42%), 3.22%, 3/29/2019(c)(d)	6,000	6,003
1.56%, 9/13/2019(c)	1,070	1,062
Prudential Financial, Inc.
7.38%, 6/15/2019	990	1,005
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(d)	12,182	12,669
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	25,489	26,397
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044(d)	5,905	5,758
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045(d)	4,006	3,934
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	1,476	1,459
QEP Resources, Inc.
5.38%, 10/1/2022	1,995	1,962
5.25%, 5/1/2023	1,072	1,032
5.63%, 3/1/2026	1,350	1,296
Qorvo, Inc. 5.50%, 7/15/2026(c)	544	540
Quad/Graphics, Inc. 7.00%, 5/1/2022	1,000	985
Quicken Loans, Inc.
5.75%, 5/1/2025(c)	4,479	4,322
5.25%, 1/15/2028(c)	2,070	1,881
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	1,115	939
Qwest Corp. 7.25%, 9/15/2025	325	343
Rackspace Hosting, Inc. 8.63%, 11/15/2024(c)	3,417	2,862
Radian Group, Inc. 4.50%, 10/1/2024	1,645	1,603
Rain CII Carbon LLC 7.25%, 4/1/2025(c)	4,225	3,742
Range Resources Corp. 4.88%, 5/15/2025	4,950	4,480
RBS Global, Inc. 4.88%, 12/15/2025(c)	1,560	1,505
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(c)	2,398	2,356
8.25%, 11/15/2026(c)	809	758
Reliance Standard Life Global Funding II 2.50%, 1/15/2020(c)	895	890
Republic Services, Inc. 5.00%, 3/1/2020	1,400	1,431
Revlon Consumer Products Corp. 6.25%, 8/1/2024	3,002	1,644
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	9,425	9,461
6.87%, 2/15/2021	1,646	1,652
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2021	4,340	4,345
REIT, 5.00%, 4/15/2023	2,348	2,357
Rite Aid Corp. 6.13%, 4/1/2023(c)	6,970	5,881
RR Donnelley & Sons Co. 7.00%, 2/15/2022	58	58
Ryder System, Inc. 2.55%, 6/1/2019	1,530	1,528
Sabre GLBL, Inc.
5.38%, 4/15/2023(c)	6,087	6,163
5.25%, 11/15/2023(c)	1,127	1,144
SBA Communications Corp.
REIT, 4.88%, 7/15/2022	1,147	1,161
REIT, 4.00%, 10/1/2022	314	310
REIT, 4.88%, 9/1/2024	560	561
Scientific Games International, Inc.
10.00%, 12/1/2022	5,076	5,336
5.00%, 10/15/2025(c)	3,793	3,595
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	6,335	6,462
5.25%, 12/15/2026	2,180	2,054
Sealed Air Corp.
5.25%, 4/1/2023(c)	633	644
5.13%, 12/1/2024(c)	355	359
SemGroup Corp.
5.63%, 7/15/2022	1,146	1,089
5.63%, 11/15/2023	2,570	2,390
7.25%, 3/15/2026	1,509	1,441
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(c)	5,337	5,415
Sensata Technologies BV
4.88%, 10/15/2023(c)	4,531	4,542
5.63%, 11/1/2024(c)	1,825	1,894
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(c)	8,376	8,732
Service Corp. International
8.00%, 11/15/2021	1,240	1,349
5.38%, 5/15/2024	6,180	6,311
7.50%, 4/1/2027	2,735	2,981

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
SESI LLC 7.75%, 9/15/2024	850	665
Sinclair Television Group, Inc.
5.38%, 4/1/2021	6,195	6,210
6.13%, 10/1/2022	3,230	3,286
5.63%, 8/1/2024(c)	3,502	3,392
5.88%, 3/15/2026(c)	205	197
5.13%, 2/15/2027(c)	1,380	1,256
Sirius XM Radio, Inc.
4.63%, 5/15/2023(c)	2,336	2,333
6.00%, 7/15/2024(c)	9,016	9,365
5.38%, 4/15/2025(c)	8,355	8,460
5.38%, 7/15/2026(c)	4,130	4,093
5.00%, 8/1/2027(c)	2,289	2,212
Six Flags Entertainment Corp. 4.88%, 7/31/2024(c)	2,980	2,950
SM Energy Co.
5.00%, 1/15/2024	1,445	1,366
5.63%, 6/1/2025	2,535	2,427
6.75%, 9/15/2026	1,210	1,192
6.63%, 1/15/2027	3,281	3,215
Solera LLC 10.50%, 3/1/2024(c)	2,308	2,504
Sotera Health Holdings LLC 6.50%, 5/15/2023(c)	1,945	1,960
Sotheby’s 4.88%, 12/15/2025(c)	2,420	2,324
Southwestern Energy Co.
6.20%, 1/23/2025(h)	2,504	2,435
7.50%, 4/1/2026	1,614	1,663
7.75%, 10/1/2027	1,165	1,200
Spectrum Brands, Inc.
6.63%, 11/15/2022	3,202	3,282
6.13%, 12/15/2024	3,812	3,793
5.75%, 7/15/2025	3,755	3,700
Springleaf Finance Corp.
7.75%, 10/1/2021	854	899
6.13%, 5/15/2022	1,830	1,881
5.63%, 3/15/2023	4,267	4,203
6.88%, 3/15/2025	860	823
7.13%, 3/15/2026	2,933	2,794
Sprint Capital Corp. 8.75%, 3/15/2032	16,048	17,613
Sprint Communications, Inc.
7.00%, 3/1/2020(c)	2,186	2,249
11.50%, 11/15/2021	305	353
6.00%, 11/15/2022	5,328	5,396
Sprint Corp.
7.25%, 9/15/2021	1,765	1,854
7.88%, 9/15/2023	15,051	15,992
7.13%, 6/15/2024	8,997	9,244
7.63%, 2/15/2025	31,221	32,635
7.63%, 3/1/2026	7,540	7,832
SPX FLOW, Inc.
5.63%, 8/15/2024(c)	1,969	1,930
5.88%, 8/15/2026(c)	2,175	2,142
Standard Industries, Inc.
6.00%, 10/15/2025(c)	2,990	3,009
5.00%, 2/15/2027(c)	610	573
4.75%, 1/15/2028(c)	8,168	7,395
Staples, Inc. 8.50%, 9/15/2025(c)	12,475	11,976
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(d)(e)(f)	1,650	1,656
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(d)(e)(f)	2,460	2,408
Station Casinos LLC 5.00%, 10/1/2025(c)	2,600	2,487
Steel Dynamics, Inc.
5.25%, 4/15/2023	625	633
4.13%, 9/15/2025	1,440	1,368
5.00%, 12/15/2026	1,085	1,079
Stevens Holding Co., Inc. 6.13%, 10/1/2026(c)	1,398	1,413
Summit Materials LLC
6.13%, 7/15/2023	1,475	1,486
5.13%, 6/1/2025(c)	810	760
Summit Midstream Holdings LLC
5.50%, 8/15/2022	1,559	1,504
5.75%, 4/15/2025	3,155	2,958
Sunoco LP
4.88%, 1/15/2023	1,540	1,517
5.50%, 2/15/2026	931	919
5.88%, 3/15/2028	423	413
SunTrust Banks, Inc.
(ICE LIBOR USD 3 Month + 3.86%), 5.63%, 12/15/2019(d)(e)(f)	844	848
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022(d)(e)(f)	6,680	6,313
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(d)(e)(f)	10,625	9,562
Symantec Corp. 5.00%, 4/15/2025(c)	2,545	2,533
Syneos Health, Inc. 7.50%, 10/1/2024(c)	875	922
Talen Energy Supply LLC 6.50%, 6/1/2025	2,956	2,320
Tallgrass Energy Partners LP
5.50%, 9/15/2024(c)	1,805	1,810
5.50%, 1/15/2028(c)	3,810	3,705
Targa Resources Partners LP
4.25%, 11/15/2023	2,118	2,049
6.75%, 3/15/2024	7,570	7,873
5.13%, 2/1/2025	2,869	2,819
5.88%, 4/15/2026(c)	3,123	3,150
6.50%, 7/15/2027(c)	3,173	3,270
5.00%, 1/15/2028	2,955	2,785
6.88%, 1/15/2029(c)	1,906	1,984
Team Health Holdings, Inc. 6.38%, 2/1/2025(c)	6,596	5,347

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
TEGNA, Inc. 6.38%, 10/15/2023	7,080	7,186
Teleflex, Inc.
5.25%, 6/15/2024	875	881
4.88%, 6/1/2026	368	370
Tempur Sealy International, Inc.
5.63%, 10/15/2023	4,127	4,096
5.50%, 6/15/2026	9,282	8,864
Tenet Healthcare Corp.
6.75%, 2/1/2020	1,070	1,106
4.75%, 6/1/2020	1,220	1,229
6.00%, 10/1/2020	1,329	1,373
4.50%, 4/1/2021	4,011	4,019
4.38%, 10/1/2021	3,049	3,045
7.50%, 1/1/2022(c)	4,545	4,722
8.13%, 4/1/2022	9,060	9,468
6.75%, 6/15/2023	8,905	8,749
4.63%, 7/15/2024	4,568	4,474
5.13%, 5/1/2025	4,486	4,383
7.00%, 8/1/2025	582	561
6.25%, 2/1/2027(c)	6,197	6,290
Tennant Co. 5.63%, 5/1/2025	3,588	3,543
Tenneco, Inc. 5.00%, 7/15/2026	4,155	3,531
Terex Corp. 5.63%, 2/1/2025(c)	3,410	3,299
Terraform Global Operating LLC 6.13%, 3/1/2026(c)	1,712	1,635
TerraForm Power Operating LLC
4.25%, 1/31/2023(c)	1,869	1,827
6.63%, 6/15/2025(c)(h)	945	992
5.00%, 1/31/2028(c)	664	617
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(i)	29,250	73
T-Mobile US, Inc. 4.50%, 2/1/2026‡	1,188	—	(k)
T-Mobile USA, Inc.
6.00%, 3/1/2023	1,598	1,638
6.00%, 3/1/2023‡	1,598	—	(k)
6.50%, 1/15/2024	665	688
6.50%, 1/15/2024‡	665	—	(k)
6.38%, 3/1/2025	5,377	5,579
6.38%, 3/1/2025‡	5,377	—	(k)
5.13%, 4/15/2025	1,704	1,721
5.13%, 4/15/2025‡	1,704	—	(k)
6.50%, 1/15/2026	17,580	18,591
6.50%, 1/15/2026‡	17,335	—	(k)
4.50%, 2/1/2026	4,360	4,245
4.75%, 2/1/2028	7,912	7,586
4.75%, 2/1/2028‡	2,933	—	(k)
Toll Brothers Finance Corp.
5.63%, 1/15/2024	750	769
4.88%, 11/15/2025	745	724
TransDigm, Inc.
6.00%, 7/15/2022	2,325	2,342
6.50%, 7/15/2024	3,961	3,907
6.50%, 5/15/2025	3,785	3,671
6.25%, 3/15/2026(c)(j)	5,130	5,207
TransMontaigne Partners LP 6.13%, 2/15/2026	1,007	919
Transocean Guardian Ltd. 5.88%, 1/15/2024(c)	1,943	1,953
Transocean Pontus Ltd. 6.13%, 8/1/2025(c)	3,214	3,222
Transocean Poseidon Ltd. 6.88%, 2/1/2027(c)	729	742
Transocean Proteus Ltd. 6.25%, 12/1/2024(c)	156	156
Transocean, Inc.
9.00%, 7/15/2023(c)	2,374	2,477
7.25%, 11/1/2025(c)	3,432	3,243
7.50%, 1/15/2026(c)	8,514	8,099
7.50%, 4/15/2031	1,767	1,431
6.80%, 3/15/2038	2,747	2,067
9.35%, 12/15/2041(h)	2,336	2,173
Travelport Corporate Finance plc 6.00%, 3/15/2026(c)	895	920
TreeHouse Foods, Inc. 6.00%, 2/15/2024(c)	4,010	4,120
TriMas Corp. 4.88%, 10/15/2025(c)	2,315	2,246
Trinseo Materials Operating SCA 5.38%, 9/1/2025(c)	5,015	4,540
Triumph Group, Inc.
4.88%, 4/1/2021	2,510	2,322
5.25%, 6/1/2022	1,686	1,475
7.75%, 8/15/2025	1,965	1,675
Tronox Finance plc 5.75%, 10/1/2025(c)	869	752
Tronox, Inc. 6.50%, 4/15/2026(c)	1,650	1,444
Tutor Perini Corp. 6.88%, 5/1/2025(c)	6,303	6,234
Ultra Resources, Inc. 9.00%, 7/12/2024	8,119	5,521
Unit Corp. 6.63%, 5/15/2021	2,454	2,319
United Continental Holdings, Inc. 5.00%, 2/1/2024	3,281	3,256
United Rentals North America, Inc.
5.75%, 11/15/2024	4,430	4,541
5.50%, 7/15/2025	3,281	3,322
4.63%, 10/15/2025	6,775	6,501
5.88%, 9/15/2026	750	766
6.50%, 12/15/2026	2,519	2,617
5.50%, 5/15/2027	7,530	7,419
4.88%, 1/15/2028	2,975	2,822
United States Cellular Corp. 6.70%, 12/15/2033	1,545	1,591
United States Steel Corp.
6.88%, 8/15/2025	518	496
6.25%, 3/15/2026	2,223	2,014
Uniti Group LP
REIT, 6.00%, 4/15/2023(c)	2,600	2,463
REIT, 8.25%, 10/15/2023	4,455	4,121

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
REIT, 7.13%, 12/15/2024(c)	70	62
Univar USA, Inc. 6.75%, 7/15/2023(c)	1,103	1,133
Univision Communications, Inc.
5.13%, 5/15/2023(c)	1,080	1,010
5.13%, 2/15/2025(c)	1,437	1,309
US Bank NA 2.35%, 1/23/2020	3,770	3,755
(ICE LIBOR USD 3 Month + 0.14%), 2.91%, 10/23/2020(d)	3,098	3,091
US Concrete, Inc. 6.38%, 6/1/2024	1,035	1,005
USA Compression Partners LP 6.88%, 4/1/2026	652	652
USAA Capital Corp. 3.00%, 7/1/2020(c)	3,307	3,308
USG Corp. 4.88%, 6/1/2027(c)	520	529
USIS Merger Sub, Inc. 6.88%, 5/1/2025(c)	952	914
Valeant Pharmaceuticals International
9.25%, 4/1/2026(c)	1,556	1,673
8.50%, 1/31/2027(c)	2,820	2,947
Vantiv LLC 4.38%, 11/15/2025(c)	3,485	3,346
Venator Finance SARL 5.75%, 7/15/2025(c)	3,723	3,060
Verscend Escrow Corp. 9.75%, 8/15/2026(c)	359	360
Vertiv Group Corp. 9.25%, 10/15/2024(c)	9,546	8,878
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(d)	8,005	7,729
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	6,377	6,149
ViaSat, Inc. 5.63%, 9/15/2025(c)	835	785
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023	6,153	6,646
Virginia Electric & Power Co. 5.00%, 6/30/2019	185	187
Vista Outdoor, Inc. 5.88%, 10/1/2023	7,330	6,817
Vistra Energy Corp.
7.38%, 11/1/2022	1,335	1,389
5.88%, 6/1/2023	3,604	3,685
7.63%, 11/1/2024	3,428	3,642
Vistra Operations Co. LLC 5.50%, 9/1/2026(c)	212	215
VOC Escrow Ltd. 5.00%, 2/15/2028(c)	848	826
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053(d)	13,110	12,717
W&T Offshore, Inc. 9.75%, 11/1/2023(c)	2,734	2,672
Wabash National Corp. 5.50%, 10/1/2025(c)	2,345	2,140
Weatherford International LLC
9.88%, 3/1/2025	57	36
6.80%, 6/15/2037	12	7
Weatherford International Ltd.
8.25%, 6/15/2023	221	141
9.88%, 2/15/2024	800	523
6.50%, 8/1/2036	763	441
7.00%, 3/15/2038	1,110	638
6.75%, 9/15/2040	537	306
5.95%, 4/15/2042	1,862	1,052
Welbilt, Inc. 9.50%, 2/15/2024	2,435	2,612
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,865	1,902
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.88%), 3.64%, 7/22/2020(d)	5,617	5,645
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(d)(e)(f)	16,775	16,943
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(d)(e)(f)	12,265	12,725
WESCO Distribution, Inc. 5.38%, 6/15/2024	2,199	2,172
West Street Merger Sub, Inc. 6.38%, 9/1/2025(c)	398	360
Western Digital Corp. 4.75%, 2/15/2026	6,651	6,185
Whiting Petroleum Corp.
5.75%, 3/15/2021	1,835	1,835
6.25%, 4/1/2023	2,140	2,113
6.63%, 1/15/2026	2,938	2,879
WildHorse Resource Development Corp. 6.88%, 2/1/2025	3,930	3,978
Windstream Services LLC 9.00%, 6/30/2025(c)	19,663	14,747
Wisconsin Power & Light Co. 4.60%, 6/15/2020	3,329	3,397
WMG Acquisition Corp.
5.63%, 4/15/2022(c)	1,127	1,138
5.00%, 8/1/2023(c)	1,420	1,409
4.88%, 11/1/2024(c)	930	912
5.50%, 4/15/2026(c)	3,018	2,980
WPX Energy, Inc.
6.00%, 1/15/2022	683	693
8.25%, 8/1/2023	1,259	1,401
5.75%, 6/1/2026	2,196	2,185
WR Berkley Corp.
6.15%, 8/15/2019	3,797	3,859

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
WR Grace & Co.-Conn 5.63%, 10/1/2024(c)	1,010	1,050
Wyndham Destinations, Inc.
4.25%, 3/1/2022	162	162
5.40%, 4/1/2024	721	700
6.35%, 10/1/2025(h)	319	318
5.75%, 4/1/2027	710	678
Wynn Las Vegas LLC 5.50%, 3/1/2025(c)	9,290	9,000
XPO Logistics, Inc.
6.50%, 6/15/2022(c)	2,310	2,359
6.13%, 9/1/2023(c)	2,362	2,399
Zayo Group LLC
6.00%, 4/1/2023	6,695	6,728
6.38%, 5/15/2025	5,438	5,309
5.75%, 1/15/2027(c)	1,515	1,464

		3,396,006

TOTAL CORPORATE BONDS (Cost $4,375,563)		4,297,755

	Shares (000)
COMMON STOCKS — 34.0%
Australia — 0.8%
BHP Group plc	194	4,325
Dexus, REIT	1,740	14,566
Goodman Group, REIT	3,375	28,728
Mirvac Group, REIT	10,314	18,085
Rio Tinto plc	483	26,693

		92,397

Austria — 0.1%
Erste Group Bank AG*	272	9,503

Belgium — 0.2%
Ageas	31	1,449
KBC Group NV	40	2,682
Proximus SADP	55	1,471
Shurgard Self Storage SA*	323	10,074
Telenet Group Holding NV	29	1,358
Warehouses De Pauw, REIT, CVA	65	9,506

		26,540

Brazil — 0.4%
Ambev SA, ADR	2,858	13,746
BB Seguridade Participacoes SA	1,572	13,385
Cielo SA	894	2,926
Engie Brasil Energia SA	598	6,860
Itau Unibanco Holding SA (Preference)	1,382	14,690
Petrobras Distribuidora SA	98	716

		52,323

Canada — 0.5%
Advanz Pharma Corp.*	15	295
Allied Properties, REIT	464	16,665
Canadian Apartment Properties REIT	339	12,088
Concordia International private placement*‡	159	2,847
TransCanada Corp.	549	23,345

		55,240

Cayman Islands — 0.0%(a)
Telford Offshore Holdings Ltd.*‡	58	72

Chile — 0.0%(a)
Banco Santander Chile, ADR	136	4,413

China — 1.4%
China Construction Bank Corp., Class H	18,184	16,380
China Life Insurance Co. Ltd., Class H	1,571	3,901
China Mobile Ltd.	1,043	10,964
China Overseas Land & Investment Ltd.	4,440	16,748
China Pacific Insurance Group Co. Ltd., Class H	3,956	13,929
China Resources Power Holdings Co. Ltd.	7,628	15,289
CNOOC Ltd.	4,869	8,138
Fuyao Glass Industry Group Co. Ltd., Class A	3,693	12,862
Fuyao Glass Industry Group Co. Ltd., Class H(b)	220	767
Guangdong Investment Ltd.	2,558	4,885
Henan Shuanghui Investment & Development Co. Ltd., Class A	658	2,460
Huayu Automotive Systems Co. Ltd., Class A	3,767	11,411
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,989	10,851
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	388	5,500
Midea Group Co. Ltd., Class A	1,958	12,757
Ping An Insurance Group Co. of China Ltd., Class H	1,362	13,260
SAIC Motor Corp. Ltd., Class A	1,793	7,141

		167,243

Colombia — 0.0%(a)
Frontera Energy Corp.	58	520
Millicom International Cellular SA, SDR	24	1,474

		1,994

Czech Republic — 0.1%
Komercni banka A/S	263	10,609
Moneta Money Bank A/S(b)	522	1,775

		12,384

Denmark — 0.1%
Novo Nordisk A/S, Class B	291	13,642
Tryg A/S	57	1,442

		15,084

Finland — 0.2%
Elisa OYJ	48	2,024
Fortum OYJ	102	2,312
Konecranes OYJ	214	7,422
Metso OYJ	64	1,869
Nokia OYJ	507	3,205
Nordea Bank AB	341	3,104

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Finland — continued
Orion OYJ, Class B	43		1,509
Sampo OYJ, Class A	47		2,143
Stora Enso OYJ, Class R	132		1,774
UPM-Kymmene OYJ	72		2,092

			27,454

France — 2.2%
Airbus SE	6		642
Airbus SE	63		7,297
AXA SA	170		3,932
Capgemini SE	102		11,231
Casino Guichard Perrachon SA	33		1,630
Cie de Saint-Gobain	62		2,146
Cie Generale des Etablissements Michelin SCA	156		16,979
CNP Assurances	84		1,918
Covivio, REIT	155		15,863
Credit Agricole SA	166		1,901
Engie SA	176		2,819
Eutelsat Communications SA	95		2,015
Gecina SA, REIT	14		2,081
ICADE, REIT	23		1,915
Klepierre SA, REIT	49		1,694
LVMH Moet Hennessy Louis Vuitton SE	70		22,396
Orange SA	1,239		19,211
Peugeot SA	70		1,764
Publicis Groupe SA	40		2,444
Renault SA	33		2,353
Sanofi	376		32,650
Schneider Electric SE	364		25,871
SCOR SE	44		1,838
Societe BIC SA	12		1,182
Suez	119		1,518
TOTAL SA	844		46,291
Veolia Environnement SA	84		1,782
Vinci SA	340		29,897

			263,260

Germany — 1.1%
1&1 Drillisch AG	32		1,326
Allianz SE (Registered)	174		36,874
Aroundtown SA	1,215		10,751
Bayerische Motoren Werke AG	35		2,989
Daimler AG (Registered)	70		4,149
Deutsche Lufthansa AG (Registered)	66		1,677
Deutsche Telekom AG (Registered)	947		15,397
E.ON SE	237		2,633
Evonik Industries AG	39		1,058
Hannover Rueck SE	11		1,560
HUGO BOSS AG	21		1,531
METRO AG	84		1,416
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	97		21,752
RWE AG	107		2,655
Volkswagen AG (Preference)	49		8,437
Vonovia SE	272		13,658

			127,863

Hong Kong — 0.5%
Hang Seng Bank Ltd.	569		13,096
HKT Trust & HKT Ltd.	5,589		8,243
Hong Kong Exchanges & Clearing Ltd.	438		13,717
New World Development Co. Ltd.	5,467		8,622
WH Group Ltd.(b)	5,760		4,939
Wharf Real Estate Investment Co. Ltd.	1,369		9,365

			57,982

Hungary — 0.1%
OTP Bank Nyrt.	380		15,659

India — 0.2%
Coal India Ltd.	1,004		3,178
Infosys Ltd., ADR	904		9,768
ITC Ltd.	1,526		5,986
Tata Consultancy Services Ltd.	364		10,314

			29,246

Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk. PT	47,832		13,349

Ireland — 0.0%(a)
AIB Group plc	404		1,810
Bank of Ireland Group plc	201		1,206
Smurfit Kappa Group plc	52		1,512

			4,528

Italy — 0.3%
Assicurazioni Generali SpA	175		3,058
Enel SpA	3,672		22,196
Eni SpA	236		4,008
Intesa Sanpaolo SpA	1,250		2,859
Mediobanca Banca di Credito Finanziario SpA	207		1,804
Poste Italiane SpA(b)	250		2,154
Snam SpA	510		2,437
Terna Rete Elettrica Nazionale SpA	293		1,805

			40,321

Japan — 1.1%
Daiwa House REIT Investment Corp., REIT	3		6,763
Invesco Office J-Reit, Inc., REIT	47		7,048
Japan Exchange Group, Inc.	610		10,733
Japan Hotel REIT Investment Corp., REIT	14		10,456
JXTG Holdings, Inc.	2,199		12,009
Kenedix Office Investment Corp., REIT	1		9,162
Kenedix Retail REIT Corp., REIT	2		4,052
Mitsubishi Electric Corp.	772		9,714
Mitsui Fudosan Logistics Park, Inc., REIT	—	(k)	1,200
Nippon Accommodations Fund, Inc., REIT	2		8,171
Nippon Prologis REIT, Inc., REIT	4		7,805
Nippon Telegraph & Telephone Corp.	276		11,869
Orix JREIT, Inc., REIT	4		7,013
Sumitomo Mitsui Financial Group, Inc.	161		6,001
T&D Holdings, Inc.	301		3,734

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Tokio Marine Holdings, Inc.	161	7,859
Toyota Motor Corp.	82	5,016

		128,605

Luxembourg — 0.0%(a)
SES SA, FDR	66	1,339

Macau — 0.1%
Sands China Ltd.	2,050	9,836

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	1,340	2,680
Fibra Uno Administracion SA de CV, REIT	5,406	7,429
Kimberly-Clark de Mexico SAB de CV, Class A*	6,169	10,332
Wal-Mart de Mexico SAB de CV	4,095	10,758

		31,199

Netherlands — 0.3%
ABN AMRO Group NV, CVA(b)	88	2,198
Aegon NV	369	1,899
Eurocommercial Properties NV, REIT, CVA	197	6,399
ING Groep NV	308	3,658
Koninklijke Ahold Delhaize NV	112	2,940
Koninklijke KPN NV	594	1,825
NN Group NV	55	2,337
Royal Dutch Shell plc, Class B	476	14,790

		36,046

New Zealand — 0.0%(a)
UCI Holdings LLC*‡	65	1,262

Norway — 0.3%
Aker BP ASA	60	2,007
DNB ASA	147	2,617
Equinor ASA	120	2,735
Gjensidige Forsikring ASA	19	336
Mowi ASA	95	2,109
Norsk Hydro ASA	1,434	6,649
Telenor ASA	780	14,771

		31,224

Portugal — 0.0%(a)
EDP — Energias de Portugal SA	665	2,429
Galp Energia SGPS SA	84	1,307

		3,736

Russia — 0.4%
Alrosa PJSC	4,338	6,551
Moscow Exchange MICEX-RTS PJSC*	7,307	10,394
Sberbank of Russia PJSC	7,834	26,187
Severstal PJSC, GDR(b)	191	2,909

		46,041

Singapore — 0.3%
Ascendas, REIT	4,553	9,284
City Developments Ltd.	867	5,931
DBS Group Holdings Ltd.	906	16,153

		31,368

South Africa — 0.4%
Absa Group Ltd.	801	11,246
Anglo American plc	135	3,450
AVI Ltd.	863	6,050
Bid Corp. Ltd.	297	6,376
FirstRand Ltd.	1,700	8,934
SPAR Group Ltd. (The)	221	3,341
Vodacom Group Ltd.	645	5,870

		45,267

South Korea — 0.3%
KT&G Corp.	116	10,372
Orange Life Insurance Ltd.(b)	52	1,403
Samsung Electronics Co. Ltd.	397	16,558
Samsung Fire & Marine Insurance Co. Ltd.	28	6,787
SK Telecom Co. Ltd., ADR	262	6,651

		41,771

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	39	1,620
Aena SME SA(b)	11	1,918
Bankinter SA	189	1,475
CaixaBank SA	606	2,293
Enagas SA	75	2,175
Endesa SA	93	2,335
Iberdrola SA	4,830	39,924
Iberdrola SA*	107	887
Industria de Diseno Textil SA	296	8,282
Mapfre SA	430	1,195
Merlin Properties Socimi SA, REIT	864	11,585
Naturgy Energy Group SA	85	2,365
Red Electrica Corp. SA	102	2,349
Repsol SA	171	3,001
Telefonica SA	379	3,257

		84,661

Sweden — 0.2%
Hennes & Mauritz AB, Class B	133	2,063
ICA Gruppen AB	25	865
Lundin Petroleum AB	54	1,730
Skandinaviska Enskilda Banken AB, Class A	250	2,625
Svenska Handelsbanken AB, Class A	912	9,915
Swedbank AB, Class A	123	2,792
Swedish Match AB	48	2,138
Tele2 AB, Class B	180	2,259
Telia Co. AB	521	2,270
Volvo AB, Class B	144	2,079

		28,736

Switzerland — 1.3%
Glencore plc*	3,658	14,877
Novartis AG (Registered)	631	55,046
Roche Holding AG	200	53,206
Swiss Life Holding AG (Registered)*	5	1,876
Swiss Re AG	265	25,437
Zurich Insurance Group AG*	13	4,211

		154,653

Taiwan — 0.9%
Asustek Computer, Inc.	659	5,137
Chicony Electronics Co. Ltd.	841	1,857
Delta Electronics, Inc.	1,162	5,808
MediaTek, Inc.	917	7,430

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Taiwan — continued
Mega Financial Holding Co. Ltd.	7,285	6,360
Novatek Microelectronics Corp.	1,735	9,115
President Chain Store Corp.	485	5,151
Quanta Computer, Inc.	5,475	10,089
Taiwan Mobile Co. Ltd.	3,400	12,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,063	39,984
Vanguard International Semiconductor Corp.	3,427	7,606

		110,688

Thailand — 0.2%
Siam Cement PCL (The) (Registered)	636	9,532
Siam Commercial Bank PCL (The)	3,032	12,988
Thai Oil PCL	1,373	3,175

		25,695

Turkey — 0.0%(a)
Tofas Turk Otomobil Fabrikasi A/S	342	1,395
Tupras Turkiye Petrol Rafinerileri A/S	121	3,252

		4,647

United Arab Emirates — 0.1%
Emaar Development PJSC	1,505	1,638
First Abu Dhabi Bank PJSC	1,615	6,490

		8,128

United Kingdom — 2.3%
3i Group plc	178	1,982
Admiral Group plc	75	2,044
AstraZeneca plc	79	5,706
Aviva plc	1,643	8,938
BAE Systems plc	1,972	13,264
Barclays plc	1,402	2,922
Barratt Developments plc	263	1,860
Berkeley Group Holdings plc	43	2,108
BP plc	3,360	22,955
British American Tobacco plc	137	4,846
BT Group plc	822	2,507
Centrica plc	1,042	1,873
Compass Group plc	140	3,003
Diageo plc	318	12,120
Direct Line Insurance Group plc	387	1,711
easyJet plc	85	1,406
GlaxoSmithKline plc	341	6,626
HSBC Holdings plc	1,167	9,827
Imperial Brands plc	495	16,429
International Consolidated Airlines Group SA	183	1,545
J Sainsbury plc	445	1,668
John Wood Group plc	151	1,073
Legal & General Group plc	816	2,780
Lloyds Banking Group plc	5,998	4,573
Meggitt plc	202	1,369
Micro Focus International plc	89	1,698
Mondi plc	59	1,424
National Grid plc	293	3,194
NewRiver REIT plc, REIT	1,799	5,212
Next plc	33	2,070
Persimmon plc	58	1,798
Prudential plc	839	16,410
RELX plc	158	3,495
Safestore Holdings plc, REIT	1,060	8,023
Segro plc, REIT	1,363	11,590
Severn Trent plc	81	2,139
Taylor Wimpey plc	10,887	23,606
Tritax Big Box REIT plc, REIT	4,238	7,767
Tritax EuroBox plc, REIT*(b)	1,138	1,394
Unilever NV, CVA	538	28,811
Unilever plc	165	8,657
UNITE Group plc (The), REIT	822	9,818
United Utilities Group plc	153	1,668
Workspace Group plc, REIT	156	1,939

		275,848

United States — 16.5%
Accenture plc, Class A	47	7,174
Air Products & Chemicals, Inc.	104	17,034
Altria Group, Inc.	696	34,342
American Tower Corp., REIT	55	9,422
Analog Devices, Inc.	266	26,278
Apple, Inc.	26	4,405
Arthur J Gallagher & Co.	61	4,571
AT&T, Inc.	444	13,337
Automatic Data Processing, Inc.	212	29,591
AvalonBay Communities, Inc., REIT	229	44,197
Avaya Holdings Corp.*	200	3,385
Bank of America Corp.	837	23,822
BB&T Corp.	290	14,135
Brandywine Realty Trust, REIT	636	9,568
Bristol-Myers Squibb Co.	402	19,828
Brixmor Property Group, Inc., REIT	699	11,976
Caesars Entertainment Corp.*	308	2,818
Camden Property Trust, REIT	111	10,732
Carnival plc	33	1,877
Chevron Corp.	209	23,918
Chubb Ltd.	74	9,803
Cincinnati Financial Corp.	98	7,971
Cisco Systems, Inc.	256	12,126
Citigroup, Inc.	297	19,174
Claire’s Stores, Inc.*‡	4	3,349
CME Group, Inc.	148	26,906
CMS Energy Corp.	207	10,778
Coca-Cola Co. (The)	1,581	76,104
Comcast Corp., Class A	753	27,554
ConocoPhillips	303	20,506
CVS Health Corp.	215	14,069
Diamondback Energy, Inc.	72	7,439
Digital Realty Trust, Inc., REIT	300	32,452
Douglas Emmett, Inc., REIT	332	12,565
Dover Corp.	177	15,563
DowDuPont, Inc.	142	7,621
DTE Energy Co.	33	3,874
Eaton Corp. plc	158	12,065
Eli Lilly & Co.	238	28,500
EOG Resources, Inc.	77	7,622
Equinix, Inc., REIT	62	24,608
Equity LifeStyle Properties, Inc., REIT	160	16,978
Essex Property Trust, Inc., REIT	64	17,364

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United States — continued
Exxon Mobil Corp.	94	6,913
Federal Realty Investment Trust, REIT	115	15,185
Ferguson plc	233	15,607
Fidelity National Information Services, Inc.	111	11,604
General Dynamics Corp.	86	14,748
Gilead Sciences, Inc.	256	17,898
Goodman Networks, Inc.*‡	53	—	(k)
Halcon Resources Corp.*	279	458
Healthcare Trust of America, Inc., Class A, REIT	525	14,913
Highwoods Properties, Inc., REIT	261	11,557
Home Depot, Inc. (The)	111	20,336
Honeywell International, Inc.	70	10,028
Illinois Tool Works, Inc.	96	13,137
International Business Machines Corp.	167	22,486
Invitation Homes, Inc., REIT	682	15,339
Iron Mountain, Inc., REIT	491	18,256
Johnson & Johnson	108	14,363
Kilroy Realty Corp., REIT	194	13,674
M&T Bank Corp.	45	7,433
Marathon Petroleum Corp.	277	18,385
McDonald’s Corp.	69	12,332
Medtronic plc	105	9,310
Merck & Co., Inc.	1,202	89,487
Microsoft Corp.	312	32,628
Mid-America Apartment Communities, Inc., REIT	207	20,936
Mondelez International, Inc., Class A	703	32,503
Morgan Stanley	466	19,724
NextEra Energy, Inc.	173	30,931
NII Holdings, Inc.*	178	861
NiSource, Inc.	299	8,151
Norfolk Southern Corp.	161	27,009
Northern Trust Corp.	113	10,038
Occidental Petroleum Corp.	360	24,063
Park Hotels & Resorts, Inc., REIT	760	22,860
Parker-Hannifin Corp.	54	8,821
Penn Virginia Corp.*	12	615
PepsiCo, Inc.	201	22,632
Pfizer, Inc.	1,949	82,729
Philip Morris International, Inc.	469	36,008
PNC Financial Services Group, Inc. (The)	133	16,350
PPG Industries, Inc.	136	14,361
Principal Financial Group, Inc.	163	8,139
Procter & Gamble Co. (The)	160	15,444
Prologis, Inc., REIT	769	53,217
Prudential Financial, Inc.	141	13,008
Public Storage, REIT	129	27,413
Remington Outdoor Co., Inc.*‡	16	130
Republic Services, Inc.	81	6,209
Rexford Industrial Realty, Inc., REIT	394	13,235
Sunstone Hotel Investors, Inc., REIT	597	8,544
T. Rowe Price Group, Inc.	137	12,801
Texas Instruments, Inc.	410	41,303
Travelers Cos., Inc. (The)	129	16,161
Union Pacific Corp.	46	7,374
United Parcel Service, Inc., Class B	187	19,725
UnitedHealth Group, Inc.	89	23,994
US Bancorp	430	22,024
Ventas, Inc., REIT	504	32,483
Verizon Communications, Inc.	1,003	55,249
VICI Properties, Inc., REIT	770	16,574
Vistra Energy Corp.*	185	4,656
Vornado Realty Trust, REIT	330	23,093
Walt Disney Co. (The)	173	19,238
Wells Fargo & Co.	328	16,065
Xcel Energy, Inc.	724	37,910

		2,006,059

TOTAL COMMON STOCKS (Cost $3,632,582)		4,123,664

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 5.2%
Cayman Islands — 0.1%
BlueMountain CLO Ltd.
Series 2012-2A, Class DR2, 5.54%, 11/20/2028(c)(l)	1,500	1,452
Series 2014-2A, Class DR2, 5.86%, 10/20/2030‡(c)(l)	1,675	1,619
Series 2018-3A, Class D, 6.02%, 10/25/2030‡(c)(l)	1,285	1,255
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 4.57%, 10/17/2031‡(c)(l)	943	939
Series 2014-5A, Class DR2, 6.17%, 10/17/2031‡(c)(l)	275	272
LCM 28 Ltd. Series 28A, Class B, 4.05%, 10/20/2030‡(c)(l)	975	961
Voya CLO Ltd. Series 2016-3A, Class CR, 6.03%, 10/18/2031‡(c)(l)	1,050	1,036

		7,534

United States — 5.1%
ABFC Trust
Series 2003-OPT1, Class A1A, 3.33%, 4/25/2033‡(l)	252	251
Series 2004-OPT3, Class M1, 3.26%, 9/25/2033‡(l)	667	645
Series 2004-HE1, Class M1, 3.41%, 3/25/2034‡(l)	1,490	1,479
Series 2005-WF1, Class M1, 3.05%, 11/25/2034‡(l)	1,071	1,068
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(c)	915	918
Series 2018-1, Class C, 6.81%, 2/21/2023(c)	715	724

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 3.38%, 1/25/2035‡(l)	833	820
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 3.80%, 11/25/2032‡(l)	971	979
Series 2003-NC1, Class M1, 3.68%, 7/25/2033‡(l)	626	618
Series 2003-HE1, Class M1, 3.49%, 11/25/2033(l)	1,086	1,065
Series 2003-OP1, Class M1, 3.56%, 12/25/2033‡(l)	3,300	3,260
Series 2004-OP1, Class M2, 4.08%, 4/25/2034‡(l)	3,492	3,356
Series 2004-HE2, Class M1, 3.54%, 10/25/2034‡(l)	860	856
Series 2004-HE4, Class M2, 3.49%, 12/25/2034‡(l)	1,362	1,330
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	1,770	1,768
Series 2017-1, Class A3, 1.70%, 6/15/2021	1,011	1,005
Series 2017-3, Class A3, 1.74%, 9/15/2021	5,400	5,357
Series 2017-4, Class A3, 1.75%, 12/15/2021	2,372	2,348
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	1,816	1,825
Series 2018-3, Class E, 5.17%, 10/15/2024(c)	1,545	1,549
Series 2017-4, Class E, 5.02%, 12/10/2024(c)	420	420
Series 2018-4, Class D, 4.40%, 1/13/2025(c)	3,280	3,310
Series 2018-4, Class E, 5.38%, 1/13/2025(c)	725	733
Series 2018-3, Class F, 6.44%, 6/12/2025(c)	1,255	1,272
Series 2018-4, Class F, 6.94%, 10/13/2025(c)	1,045	1,050
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3, 1.53%, 7/8/2021	3,838	3,821
Series 2017-1, Class A3, 1.87%, 8/18/2021	975	971
Series 2018-2, Class A2A, 2.86%, 11/18/2021	2,796	2,793
Series 2018-3, Class A2A, 3.11%, 1/18/2022	3,679	3,683
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 3.58%, 9/25/2032‡(l)	532	533
Series 2003-13, Class M1, 3.53%, 1/25/2034‡(l)	1,012	982
Series 2003-13, Class M2, 5.06%, 1/25/2034‡(l)	418	411
Series 2004-R8, Class M1, 3.47%, 9/25/2034‡(l)	100	100
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 3.11%, 2/25/2034‡(l)	810	782
Series 2004-R1, Class M1, 3.31%, 2/25/2034‡(l)	2,276	2,282
Series 2004-R1, Class M2, 3.38%, 2/25/2034‡(l)	398	382
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 5.29%, 10/25/2033‡(l)	954	922
Series 2004-W3, Class A3, 3.33%, 2/25/2034‡(l)	1,579	1,518
Series 2004-W2, Class M2, 4.39%, 4/25/2034‡(l)	598	608
Series 2004-W2, Class M3, 4.61%, 4/25/2034‡(l)	441	432
Series 2004-W6, Class M1, 3.34%, 5/25/2034‡(l)	902	893
Series 2004-W7, Class M2, 3.41%, 5/25/2034‡(l)	458	454
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 3.05%, 11/15/2031(l)	1,713	1,677
Series 2003-HE3, Class M2, 5.51%, 6/15/2033‡(l)	108	107
Series 2003-HE4, Class M1, 3.75%, 8/15/2033(l)	1,396	1,392
Series 2003-HE4, Class M2, 4.78%, 8/15/2033‡(l)	1,089	1,067
Series 2004-HE2, Class M2, 4.39%, 4/25/2034‡(l)	1,454	1,411
Series 2004-HE7, Class M2, 4.08%, 10/25/2034‡(l)	991	994
Series 2005-HE6, Class M4, 3.47%, 7/25/2035‡(l)	500	497
BA Credit Card Trust Series 2017-A1, Class A1, 1.95%, 8/15/2022	1,654	1,640
Bayview Financial Acquisition Trust Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(h)	360	366
Bayview Financial Mortgage Pass-Through Trust Series 2006-C, Class 1A2, 5.64%, 11/28/2036‡(h)	203	206
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033‡(c)(h)	977	977

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 4.39%, 8/25/2034‡(l)	3,739	3,712
Series 2004-HE11, Class M2, 4.08%, 12/25/2034‡(l)	1,400	1,420
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 3.41%, 12/25/2033‡(l)	376	374
Series 2003-SD1, Class M1, 3.79%, 12/25/2033‡(l)	545	526
Series 2004-HE2, Class M2, 4.31%, 3/25/2034‡(l)	1,205	1,202
Series 2003-1, Class M1, 4.16%, 11/25/2042‡(l)	453	436
Series 2004-SD4, Class A1, 3.41%, 8/25/2044‡(l)	1,510	1,496
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	319	317
Capital Auto Receivables Asset Trust Series 2017-1, Class A2, 1.76%, 6/22/2020(c)	230	229
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	1,500	1,489
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.80%, 3/15/2021	1,718	1,711
Series 2018-3, Class A2A, 2.88%, 10/15/2021	95	95
Series 2017-1, Class A3, 1.98%, 11/15/2021	217	215
CDC Mortgage Capital Trust Series 2003-HE1, Class M1, 3.86%, 8/25/2033(l)	402	401
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 3.11%, 1/25/2034‡(l)	4,055	4,012
Series 2004-C, Class M2, 3.31%, 6/25/2034‡(l)	625	617
Series 2004-D, Class MV2, 3.20%, 9/25/2034‡(l)	208	206
Series 2004-D, Class MF2, 5.56%, 9/25/2034‡(h)	603	602
Series 2004-D, Class MF3, 5.76%, 9/25/2034‡(h)	1,640	1,610
Chase Funding Loan Acquisition Trust
Series 2004-AQ1, Class M1, 3.61%, 5/25/2034‡(l)	1,116	1,092
Series 2004-OPT1, Class M2, 4.01%, 6/25/2034‡(l)	997	989
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(l)	300	289
Series 2003-4, Class 2M1, 3.41%, 3/25/2033‡(l)	143	138
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	850
Series 2003-4, Class 1A5, 5.21%, 5/25/2033‡(h)	1,129	1,141
Series 2004-1, Class 2M1, 3.26%, 9/25/2033‡(l)	513	503
Series 2003-6, Class 2A2, 3.09%, 11/25/2034‡(l)	2,345	2,250
Series 2003-6, Class 2M1, 3.26%, 11/25/2034‡(l)	1,647	1,610
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(l)	1,803	1,815
CHEC Loan Trust Series 2004-1, Class M1, 3.41%, 7/25/2034‡(c)(l)	1,104	1,019
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6, 2.15%, 7/15/2021	1,125	1,122
Series 2017-A9, Class A9, 1.80%, 9/20/2021	2,780	2,763
Series 2016-A1, Class A1, 1.75%, 11/19/2021	8,640	8,573
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(h)	3,424	3,477
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 3.56%, 2/25/2035‡(l)	229	216
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(h)	59	58
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023(c)	465	468
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(c)	2,130	2,130
Conn’s Receivables Funding LLC Series 2018-A, Class B, 4.65%, 1/15/2023‡(c)	1,773	1,775
Continental Airlines Pass-Through Trust Series 2004-ERJ1, 9.56%, 9/1/2019	6	6
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.63%, 12/25/2032‡(l)	610	604
Series 2003-3, Class 3A, 3.05%, 11/25/2033‡(l)	1,180	1,137
Series 2004-BC1, Class M1, 3.26%, 2/25/2034(l)	1,034	1,022
Series 2004-2, Class M1, 3.26%, 5/25/2034‡(l)	5,557	5,535
Series 2004-3, Class M1, 3.26%, 6/25/2034(l)	1,402	1,390
Series 2004-3, Class M2, 3.34%, 6/25/2034‡(l)	463	460
Series 2004-BC4, Class M1, 3.56%, 11/25/2034‡(l)	190	190
Series 2004-ECC2, Class M2, 3.49%, 12/25/2034‡(l)	503	503

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2005-12, Class M2, 3.00%, 2/25/2036‡(l)	3,000	2,977
Series 2005-AB4, Class 2A1, 2.78%, 3/25/2036‡(l)	2,121	1,933
Series 2006-19, Class 2A2, 2.67%, 3/25/2037‡(l)	7,046	6,983
Countrywide Partnership Trust Series 2004-EC1, Class M2, 3.45%, 1/25/2035‡(l)	826	823
CPS Auto Receivables Trust
Series 2018-D, Class D, 4.34%, 9/16/2024(c)	730	737
Series 2019-A, Class D, 4.35%, 12/16/2024(c)	1,000	1,003
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB2, Class M1, 3.29%, 7/25/2033‡(l)	1,223	1,149
Series 2003-CB6, Class M1, 3.56%, 12/25/2033‡(l)	2,086	2,045
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(l)	839	856
CWABS, Inc. Asset-Backed Certificates
Series 2003-BC1, Class A1, 3.31%, 3/25/2033‡(l)	2,518	2,484
Series 2004-1, Class M3, 3.49%, 2/25/2034‡(l)	1,087	1,079
Series 2004-1, Class M2, 3.34%, 3/25/2034‡(l)	605	598
Series 2004-5, Class M2, 3.52%, 7/25/2034‡(l)	1,536	1,532
Series 2004-6, Class M2, 3.49%, 10/25/2034‡(l)	665	658
Discover Card Execution Note Trust
Series 2014-A4, Class A4, 2.12%, 12/15/2021	250	249
Series 2012-A6, Class A6, 1.67%, 1/18/2022	8,073	8,033
Series 2016-A4, Class A4, 1.39%, 3/15/2022	3,822	3,790
Drive Auto Receivables Trust
Series 2018-5, Class A2A, 3.21%, 7/15/2021	3,732	3,733
Series 2018-3, Class A3, 3.01%, 11/15/2021	2,184	2,183
Series 2018-4, Class A3, 3.04%, 11/15/2021	1,448	1,446
Series 2018-4, Class D, 4.09%, 1/15/2026	1,920	1,940
Series 2018-5, Class D, 4.30%, 4/15/2026	1,830	1,852
Series 2019-1, Class D, 4.09%, 6/15/2026	1,685	1,699
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(c)	2,150	2,161
Series 2017-4A, Class E, 5.15%, 11/15/2024(c)	1,525	1,533
Series 2018-2A, Class E, 5.54%, 6/16/2025(c)	685	694
Series 2018-3A, Class E, 5.33%, 11/17/2025(c)	2,732	2,754
Equity One Mortgage Pass-Through Trust Series 2003-4, Class M1, 5.87%, 10/25/2034‡(h)	361	356
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023(c)	2,930	2,946
Series 2018-2A, Class D, 4.04%, 3/15/2024(c)	550	554
Series 2018-4A, Class D, 4.35%, 9/16/2024(c)	1,190	1,205
Series 2019-1A, Class C, 3.82%, 12/16/2024(c)	1,240	1,243
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	2,320	2,328
Series 2018-4A, Class E, 5.38%, 7/15/2025(c)	1,050	1,068
Series 2019-1A, Class E, 5.20%, 1/15/2026(c)	1,690	1,697
FFMLT Trust Series 2005-FF11, Class M1, 3.16%, 11/25/2035‡(l)	6,104	6,073
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 3.45%, 11/25/2034‡(l)	170	156
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 3.34%, 5/25/2034‡(l)	721	708
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 3.41%, 3/25/2034‡(l)	3,840	3,830
Series 2004-FF5, Class A1, 3.23%, 8/25/2034‡(l)	1,777	1,733
Series 2005-FF10, Class A1, 2.81%, 11/25/2035‡(l)	9,187	8,883
Series 2006-FF8, Class IIA3, 2.66%, 7/25/2036‡(l)	677	672
Flagship Credit Auto Trust Series 2018-4, Class C, 4.11%, 10/15/2024(c)	825	838
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	70	69
Series 2018-A, Class A2A, 2.59%, 2/15/2021	3,625	3,620
Series 2016-C, Class A3, 1.22%, 3/15/2021	1,905	1,889
Series 2017-A, Class A3, 1.67%, 6/15/2021	4,422	4,389
FREED ABS Trust Series 2018-2, Class B, 4.61%, 10/20/2025‡(c)	1,135	1,149

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Fremont Home Loan Trust
Series 2003-A, Class M1, 3.49%, 8/25/2033‡(l)	1,775	1,727
Series 2002-1, Class M1, 3.76%, 8/25/2033‡(l)	1,665	1,684
Series 2004-A, Class M1, 3.34%, 1/25/2034‡(l)	3,111	3,059
Series 2004-B, Class M2, 3.45%, 5/25/2034‡(l)	459	463
Series 2004-2, Class M2, 3.44%, 7/25/2034(l)	554	556
Series 2004-C, Class M1, 3.49%, 8/25/2034‡(l)	742	737
Series 2004-D, Class M1, 3.38%, 11/25/2034(l)	1,799	1,773
Series 2004-D, Class M2, 3.41%, 11/25/2034(l)	384	373
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(c)	820	825
Series 2018-3A, Class D, 5.34%, 8/15/2025(c)	860	868
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	2,463	2,455
Series 2017-2, Class A3, 2.02%, 9/21/2020	5,175	5,147
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(c)	2,511	2,493
GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2A, 2.74%, 7/16/2021	2,267	2,264
GSAA Home Equity Trust Series 2005-6, Class A3, 2.88%, 6/25/2035‡(l)	404	402
GSAMP Trust
Series 2003-SEA, Class A1, 2.91%, 2/25/2033‡(l)	1,035	1,017
Series 2003-HE1, Class M1, 3.75%, 6/20/2033‡(l)	1,813	1,820
Series 2005-NC1, Class M1, 3.18%, 2/25/2035‡(l)	1,340	1,334
Series 2005-HE3, Class M2, 3.52%, 6/25/2035‡(l)	215	214
Series 2006-FM1, Class A2C, 2.67%, 4/25/2036‡(l)	2,923	2,121
Series 2006-HE4, Class A2C, 2.66%, 6/25/2036‡(l)	1,227	1,215
Series 2007-SEA1, Class A, 2.81%, 12/25/2036‡(c)(l)	5,624	5,403
Series 2006-HE3, Class A2C, 2.67%, 5/25/2046(l)	4,406	4,352
Home Equity Asset Trust
Series 2002-5, Class M1, 4.21%, 5/25/2033‡(l)	2,957	2,945
Series 2003-3, Class M1, 3.80%, 8/25/2033‡(l)	760	757
Series 2004-6, Class M2, 3.41%, 12/25/2034‡(l)	443	435
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.63%, 11/25/2034‡(l)	462	457
Series 2004-C, Class M1, 3.35%, 3/25/2035‡(l)	7,374	7,331
Series 2004-C, Class M2, 3.41%, 3/25/2035‡(l)	820	806
Honda Auto Receivables Owner Trust
Series 2017-3, Class A2, 1.57%, 1/21/2020	11	11
Series 2018-3, Class A2, 2.67%, 12/22/2020	4,669	4,663
Series 2017-1, Class A3, 1.72%, 7/21/2021	3,660	3,632
Series 2017-2, Class A3, 1.68%, 8/16/2021	5,050	5,009
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A3, 1.97%, 7/15/2020(c)	7,277	7,247
Series 2017-A, Class A3, 1.88%, 8/17/2020(c)	3,794	3,787
Hyundai Auto Receivables Trust Series 2016-B, Class A3, 1.29%, 4/15/2021	928	920
Lendmark Funding Trust
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(c)	655	658
Series 2018-1A, Class C, 5.03%, 12/21/2026(c)	1,110	1,120
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 3.07%, 7/25/2031‡(l)	503	509
Series 2002-5, Class M1, 3.76%, 11/25/2032‡(l)	2,242	2,220
Series 2003-4, Class M1, 3.53%, 8/25/2033‡(l)	199	198
Series 2004-3, Class M2, 3.41%, 7/25/2034‡(l)	706	701
Series 2004-3, Class M4, 4.12%, 7/25/2034‡(l)	461	460
Series 2004-3, Class M6, 4.65%, 7/25/2034(l)	495	488
Series 2004-4, Class M1, 3.41%, 10/25/2034(l)	1,459	1,452
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(c)	2,050	2,074
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 6.64%, 12/25/2032‡(l)	2,563	2,627
Series 2004-OPT2, Class M1, 3.41%, 9/25/2034‡(l)	585	566
Series 2004-OPT2, Class M2, 3.49%, 9/25/2034‡(l)	791	768

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2005-NC1, Class M2, 3.26%, 12/25/2034‡(l)	1,157	1,157
Series 2005-NC1, Class M4, 3.65%, 12/25/2034‡(l)	851	841
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A2, 3.04%, 12/15/2020	2,394	2,397
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A2A, 2.71%, 4/15/2021	519	519
Series 2015-1, Class A4, 1.75%, 12/15/2021	1,433	1,427
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.49%, 7/25/2034(l)	377	366
Series 2004-WMC5, Class M5, 4.24%, 7/25/2035‡(l)	75	75
Series 2004-HE2, Class M1, 3.71%, 8/25/2035‡(l)	240	241
Series 2005-FM1, Class M1, 3.23%, 5/25/2036(l)	1,473	1,443
MFA LLC
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048(c)(h)	14,244	14,056
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(c)(h)	8,962	8,976
MFA Trust Series 2017-NPL1, Class A1, 3.35%, 11/25/2047(c)(h)	6,551	6,474
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 3.53%, 10/25/2033‡(l)	755	745
Series 2004-HE1, Class M1, 3.36%, 1/25/2034‡(l)	3,216	3,180
Series 2004-NC3, Class M1, 3.31%, 3/25/2034‡(l)	2,131	2,091
Series 2004-HE3, Class M1, 3.36%, 3/25/2034‡(l)	3,229	3,142
Series 2004-HE2, Class M2, 4.31%, 3/25/2034‡(l)	168	147
Series 2004-HE3, Class M2, 4.39%, 3/25/2034‡(l)	993	961
Series 2004-HE2, Class M3, 4.69%, 3/25/2034‡(l)	1,033	645
Series 2004-NC5, Class M1, 3.41%, 5/25/2034‡(l)	4,305	4,241
Series 2004-WMC2, Class M1, 3.43%, 7/25/2034‡(l)	1,693	1,681
Series 2004-WMC2, Class M2, 4.31%, 7/25/2034‡(l)	571	567
Series 2004-NC6, Class M2, 4.39%, 7/25/2034‡(l)	551	541
Series 2004-HE6, Class M1, 3.34%, 8/25/2034(l)	763	766
Series 2004-HE6, Class M2, 3.41%, 8/25/2034‡(l)	1,026	1,026
Series 2004-HE7, Class M2, 3.45%, 8/25/2034‡(l)	268	270
Series 2004-HE6, Class M3, 3.49%, 8/25/2034‡(l)	698	697
Series 2004-HE7, Class M3, 3.53%, 8/25/2034‡(l)	69	69
Series 2004-HE8, Class M1, 3.47%, 9/25/2034‡(l)	2,242	2,231
Series 2004-HE8, Class M2, 3.53%, 9/25/2034‡(l)	359	358
Series 2004-NC8, Class M3, 3.62%, 9/25/2034‡(l)	542	530
Series 2004-HE8, Class M3, 3.63%, 9/25/2034‡(l)	637	634
Series 2004-OP1, Class M2, 3.43%, 11/25/2034‡(l)	411	401
Series 2004-OP1, Class M3, 3.53%, 11/25/2034‡(l)	777	767
Series 2005-HE1, Class M2, 3.22%, 12/25/2034‡(l)	372	341
Series 2005-HE1, Class M3, 3.29%, 12/25/2034‡(l)	1,006	958
Series 2005-NC1, Class M3, 3.27%, 1/25/2035‡(l)	263	251
Series 2004-WMC3, Class M2, 3.31%, 1/25/2035‡(l)	3,027	2,985
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 2.66%, 2/25/2037‡(l)	4,096	1,877
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 3.70%, 7/25/2033‡(l)	188	187
Series 2003-B, Class M2, 4.98%, 11/25/2033‡(l)	570	573
Series 2004-1, Class M1, 3.40%, 5/25/2034(l)	2,396	2,367
Series 2004-2, Class M2, 3.44%, 8/25/2034‡(l)	175	173
Series 2004-2, Class M4, 4.31%, 8/25/2034‡(l)	813	811
Series 2004-2, Class M6, 4.76%, 8/25/2034‡(l)	694	693
Series 2004-3, Class M2, 3.49%, 11/25/2034‡(l)	473	473
Series 2004-3, Class M3, 3.58%, 11/25/2034‡(l)	367	369
Series 2004-4, Class M1, 3.27%, 2/25/2035‡(l)	4,093	4,044
Series 2004-4, Class M2, 3.31%, 2/25/2035‡(l)	457	452
Series 2005-1, Class M3, 3.29%, 3/25/2035‡(l)	292	276
Series 2006-2, Class A2B, 2.67%, 8/25/2036‡(l)	2,061	1,946

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
New Residential Mortgage LLC Series 2018-FNT1, Class E, 4.89%, 5/25/2023(c)	358	359
Nissan Auto Lease Trust Series 2017-A, Class A3, 1.91%, 4/15/2020	5,698	5,681
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.32%, 1/15/2021	239	238
Series 2017-A, Class A3, 1.74%, 8/16/2021	4,099	4,069
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 5.29%, 9/25/2033‡(l)	1,191	1,182
Series 2004-2, Class M4, 4.31%, 9/25/2034‡(l)	2,745	2,676
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057‡(c)(h)	3,373	3,310
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057‡(c)(h)	3,066	3,002
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(c)	250	249
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(c)	755	764
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(c)	915	962
Series 2019-1A, Class B, 3.79%, 2/14/2031(c)	990	991
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 3.15%, 8/25/2033‡(l)	394	387
Series 2003-5, Class M2, 4.84%, 8/25/2033‡(l)	186	186
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 3.01%, 8/25/2032‡(l)	3,607	3,536
Series 2002-3, Class A2, 3.05%, 8/25/2032‡(l)	670	657
Series 2004-3, Class M2, 3.36%, 11/25/2034‡(l)	585	582
People’s Choice Home Loan Securities Trust Series 2004-2, Class M3, 4.24%, 10/25/2034‡(l)	1,910	1,884
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.86%, 4/25/2023(c)(l)	1,575	1,573
Prestige Auto Receivables Trust
Series 2018-1A, Class D, 4.14%, 10/15/2024(c)	865	878
Series 2018-1A, Class E, 5.03%, 1/15/2026(c)	635	646
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, Class A1, 3.25%, 6/29/2032‡(c)(h)	3,537	3,507
Series 2017-NPL4, Class A1, 3.25%, 8/27/2032‡(c)(h)	5,621	5,567
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032(c)(l)	8,937	8,812
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033‡(c)(h)	5,348	5,302
Series 2018-NPL2, Class A1, 3.70%, 3/27/2033‡(c)(h)	11,396	11,246
Series 2018-NPL3, Class A1, 4.12%, 8/25/2033(c)(h)	8,700	8,642
RAAC Trust Series 2005-RP3, Class M1, 3.31%, 5/25/2039‡(c)(l)	338	338
RAMP Trust
Series 2002-RS2, Class AI5, 5.94%, 3/25/2032‡(l)	472	478
Series 2006-RZ3, Class M1, 2.86%, 8/25/2036‡(l)	5,500	5,413
Series 2006-RZ4, Class A3, 2.78%, 10/25/2036‡(l)	2,879	2,836
RASC Trust
Series 2001-KS3, Class AII, 2.97%, 9/25/2031‡(l)	491	485
Series 2005-EMX1, Class M1, 3.16%, 3/25/2035‡(l)	2,209	2,201
Series 2005-KS2, Class M1, 3.16%, 3/25/2035‡(l)	1,069	1,067
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 4.01%, 12/25/2032‡(l)	961	959
Series 2003-1, Class M1, 4.01%, 6/25/2033‡(l)	330	323
Series 2003-3, Class M1, 3.61%, 12/25/2033‡(l)	1,216	1,186
Series 2003-3, Class M2F, 6.18%, 12/25/2033‡(h)	1,106	1,140
Series 2003-4, Class M1, 3.36%, 3/25/2034‡(l)	1,740	1,730
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	881	826
Series 2004-1, Class M1, 3.38%, 5/25/2034‡(l)	490	470
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(h)	239	244
Series 2005-2, Class AV3, 2.88%, 8/25/2035‡(l)	977	930
Series 2005-4, Class A3, 5.56%, 2/25/2036(h)	237	237

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Santander Drive Auto Receivables Trust
Series 2018-5, Class A2A, 2.97%, 7/15/2021	1,455		1,455
Series 2016-3, Class E, 4.29%, 2/15/2024	1,920		1,937
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.08%, 8/25/2034‡(l)	668		664
Saxon Asset Securities Trust
Series 2003-3, Class M1, 3.49%, 12/25/2033‡(l)	4,188		4,036
Series 2004-2, Class AF3, 4.05%, 8/25/2035‡(l)	103		103
Series 2004-2, Class MV2, 4.31%, 8/25/2035‡(l)	1,228		1,231
Series 2005-2, Class M2, 3.17%, 10/25/2035(l)	3,490		3,410
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 3.29%, 2/25/2034‡(l)	2,059		2,055
Series 2004-OP1, Class M2, 4.16%, 2/25/2034‡(l)	543		536
Series 2004-OP2, Class M1, 3.49%, 8/25/2034‡(l)	2,843		2,807
Series 2005-OP1, Class M2, 3.18%, 1/25/2035‡(l)	1,243		1,220
Series 2005-FR2, Class M2, 3.49%, 3/25/2035‡(l)	734		733
Soundview Home Loan Trust Series 2006-OPT3, Class 2A3, 2.68%, 6/25/2036‡(l)	1,839		1,819
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 4.12%, 2/25/2035‡(l)	917		907
Series 2004-BC3, Class M1, 3.44%, 7/25/2035‡(l)	1,013		1,005
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023‡(c)(h)	6,847		6,817
Series 2018-NPB2, Class A1, 4.50%, 10/18/2023‡(c)(h)	9,340		9,364
Structured Asset Investment Loan Trust
Series 2003-BC3, Class M1, 3.94%, 4/25/2033‡(l)	96		96
Series 2003-BC6, Class M1, 3.63%, 7/25/2033‡(l)	615		614
Series 2003-BC7, Class M1, 3.63%, 7/25/2033‡(l)	309		308
Series 2003-BC11, Class M2, 5.06%, 10/25/2033‡(l)	277		290
Series 2003-BC12, Class M1, 3.49%, 11/25/2033‡(l)	340		325
Series 2004-1, Class M1, 3.49%, 2/25/2034‡(l)	284		272
Series 2004-1, Class M2, 5.21%, 2/25/2034‡(l)	—	(k)	—	(k)
Series 2004-5, Class M3, 3.44%, 5/25/2034‡(l)	1,069		1,060
Series 2004-6, Class M1, 3.41%, 7/25/2034‡(l)	1,582		1,562
Series 2004-7, Class M1, 3.56%, 8/25/2034‡(l)	1,162		1,153
Series 2004-8, Class M2, 3.44%, 9/25/2034‡(l)	441		435
Series 2004-BNC1, Class A5, 3.75%, 9/25/2034‡(l)	203		202
Series 2005-HE2, Class M1, 3.23%, 7/25/2035‡(l)	860		862
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 2.68%, 12/25/2036‡(l)	3,947		3,780
Series 2006-BC6, Class A4, 2.68%, 1/25/2037(l)	8,214		8,003
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	2,991		2,915
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	7,700		7,692
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(c)	2,081		2,082
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(c)	861		861
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(c)(h)	5,107		5,059
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(c)(h)	2,398		2,390
VOLT LXXIII LLC Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048‡(c)(h)	7,500		7,486
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049(c)(h)	14,900		14,917
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M1, 3.41%, 10/25/2034‡(l)	716		713
Series 2004-2, Class M4, 4.31%, 10/25/2034(l)	1,212		1,176
Series 2004-2, Class M5, 4.39%, 10/25/2034‡(l)	584		573
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(c)(l)	290		261

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2004-2, Class M8A, 7.01%, 10/25/2034‡(c)(l)	290	269
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 3.14%, 4/25/2034‡(l)	372	346
Series 2004-1, Class M4, 3.66%, 4/25/2034‡(l)	630	566
Westlake Automobile Receivables Trust Series 2018-3A, Class F, 6.02%, 2/18/2025(c)	2,000	2,022

		618,753

TOTAL ASSET-BACKED SECURITIES (Cost $607,543)		626,287

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Cayman Islands — 0.0%(a)
LSTAR Securities Investment Ltd.
Series 2017-7, Class A, 4.27%, 10/1/2022(c)(l)	857	853

United States — 4.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 4.48%, 2/25/2035(l)	2,562	2,567
Series 2004-4, Class 4A1, 4.30%, 3/25/2035(l)	3,875	3,902
Series 2005-2, Class 3A1, 4.61%, 6/25/2035(l)	913	893
Alternative Loan Trust
Series 2004-16CB, Class 2A1, 5.00%, 8/25/2019	9	9
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	29	29
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	22	22
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	237	233
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	398	387
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022	19	14
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	130	124
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	262	252
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	385	318
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	141	144
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	571	580
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	138	132
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	5,974	5,938
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	386	379
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	555	541
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	1,062	1,058
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	3,784	3,759
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	93	91
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	11,196	10,471
Series 2005-J2, Class 1A5, 3.01%, 4/25/2035(l)	6,708	5,798
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	4,555	4,411
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	527	526
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	4,504	4,344
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	2,590	2,597
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,968	1,940
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	991	902
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	4,408	4,172
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	230	213
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	2,278	2,241
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	883	854
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	2,235	2,161
Series 2005-J14, Class A3, 5.50%, 12/25/2035	425	363
Series 2005-J14, Class A7, 5.50%, 12/25/2035	2,242	1,915
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,874	1,600
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	515	441
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	201	179
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	6,759	6,736
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	1,204	1,172
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,802	1,421
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	721	618
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	343	289

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	3,575	2,960
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	235	200
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	205	158
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 2.78%, 3/25/2037(l)	6,465	4,066
Series 2005-1, Class 6A, 4.91%, 6/25/2045(l)	250	253
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(c)(l)	12,495	12,494
Series 2018-3, Class A1, 3.65%, 9/25/2048(c)(l)	9,114	9,123
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	6,760	6,738
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(c)(l)	8,658	8,652
Banc of America Alternative Loan Trust
Series 2004-12, Class 4A1, 5.50%, 1/25/2020	198	199
Series 2005-3, Class 2A1, 5.50%, 4/25/2020	51	50
Series 2005-4, Class 3A1, 5.50%, 5/25/2020	56	54
Series 2005-6, Class 7A1, 5.50%, 7/25/2020	40	37
Series 2005-12, Class 5A1, 5.25%, 1/25/2021	244	236
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	8	8
Series 2005-6, Class 5A4, 5.50%, 7/25/2035	61	55
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	795	709
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	860	832
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	3,288	3,342
Series 2006-5, Class CB7, 6.00%, 6/25/2046	560	521
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	87	78
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,506	2,324
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	647	649
Series 2006-A, Class 1A1, 4.68%, 2/20/2036(l)	1,155	1,139
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	581	555
Series 2007-5, Class 4A1, 2.88%, 7/25/2037(l)	4,572	3,089
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.24%, 2/25/2034(l)	679	677
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	375	356
Bear Stearns ALT-A Trust
Series 2006-8, Class 3A1, 2.67%, 2/25/2034(l)	408	406
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class M1, 3.52%, 10/25/2034‡(l)	619	147
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 4.36%, 10/25/2027‡(c)(l)	1,486	1,484
Series 2018-3A, Class M2, 5.26%, 10/25/2027‡(c)(l)	1,365	1,368
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,530	1,062
Series 2006-S4, Class A5, 6.00%, 12/25/2036	1,127	879
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	293	235
Series 2007-A2, Class 3A1, 4.51%, 7/25/2037(l)	7,859	7,933
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.26%, 5/25/2023(c)(l)	4,530	4,532
Series 2018-GT1, Class B, 6.01%, 5/25/2023‡(c)(l)	795	800
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	182	164
Series 2004-25, Class 2A1, 3.19%, 2/25/2035(l)	3,642	3,569
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	2,590	2,256
Series 2005-31, Class 2A1, 3.98%, 1/25/2036(l)	1,380	1,309
Series 2005-30, Class A5, 5.50%, 1/25/2036	261	236
Series 2006-HYB1, Class 2A2C, 3.84%, 3/20/2036(l)	3,681	3,355
Series 2006-HYB2, Class 2A1B, 4.00%, 4/20/2036(l)	1,382	1,263
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	165	145
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,867	1,518
Series 2006-15, Class A1, 6.25%, 10/25/2036	126	102
Series 2006-17, Class A2, 6.00%, 12/25/2036	503	390
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	3,227	2,716
Series 2007-2, Class A2, 6.00%, 3/25/2037	195	158

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,490	1,215
Series 2007-10, Class A4, 5.50%, 7/25/2037	170	133
Series 2007-13, Class A4, 6.00%, 8/25/2037	390	325
Series 2007-16, Class A1, 6.50%, 10/25/2037	3,324	2,674
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	667	500
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A9, 6.00%, 5/25/2037	814	771
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.36%, 8/25/2035(l)	240	240
Series 2005-11, Class A2A, 4.82%, 10/25/2035(l)	415	420
Series 2006-AR3, Class 1A1A, 4.23%, 6/25/2036(l)	2,086	2,080
Series 2006-AR5, Class 1A5A, 4.04%, 7/25/2036(l)	1,109	1,056
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.46%, 8/25/2035(l)	636	642
Series 2005-6, Class A1, 4.68%, 9/25/2035(l)	771	781
Series 2006-8, Class A3, 2.86%, 10/25/2035(c)(l)	966	755
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	463	462
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(c)(h)	2,003	2,004
Series 2018-2, Class A2, 5.32%, 11/25/2022(c)(h)	703	702
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(c)(l)	7,728	7,750
Series 2019-1, Class A1, 3.71%, 3/25/2049(c)(l)	12,000	12,000
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 12A1, 5.25%, 11/25/2020	21	18
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	1,132	734
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	411	429
Series 2004-AR4, Class 4A1, 4.16%, 5/25/2034(l)	3,307	3,345
Series 2004-AR4, Class 2A1, 4.19%, 5/25/2034(l)	543	552
Series 2004-AR5, Class 6A1, 4.23%, 6/25/2034(l)	719	731
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	4,414	4,499
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	158	159
Series 2005-4, Class 2A5, 3.06%, 6/25/2035(l)	4,406	3,656
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	485	457
CSFB Mortgage-Backed Trust
Series 2004-AR6, Class 7A1, 4.26%, 10/25/2034(l)	1,554	1,564
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.72%, 10/25/2026(l)	57	54
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	658	542
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	135	128
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, 3.79%, 8/25/2058(c)(l)	7,690	7,713
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.37%, 2/25/2020(l)	75	74
Series 2005-2, Class 2A1, 2.81%, 3/25/2020(l)	18	18
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 2.77%, 8/19/2045(l)	2,848	2,715
FHLMC REMIC
Series 4768, Class SG, IF, IO, 3.69%, 3/15/2048(l)	6,324	1,177
FHLMC STRIPS
Series 311, Class S1, IF, IO, 3.44%, 8/15/2043(l)	3,552	605
Series 336, Class S1, IF, IO, 3.54%, 8/15/2044(l)	4,525	739
Series 337, Class S1, IF, IO, 3.54%, 9/15/2044(l)	3,127	533
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, 4.51%, 12/25/2028(l)	2,029	2,048
Series 2017-DNA1, Class M2, 5.76%, 7/25/2029(l)	3,000	3,220
Series 2017-DNA2, Class M2, 5.96%, 10/25/2029(l)	4,000	4,317
Series 2017-DNA3, Class M2, 5.01%, 3/25/2030(l)	6,000	6,163
Series 2018-HQA1, Class M2, 4.81%, 9/25/2030(l)	12,500	12,405
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	341	329
Series 2005-FA1, Class 1A4, 5.50%, 3/25/2035	74	70
Series 2005-FA10, Class 1A5, 5.50%, 1/25/2036	2,948	2,431

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 4A1, 4.82%, 2/25/2035(l)	199	198
Flagstar Mortgage Trust
Series 2018-6RR, Class 1A2, 3.21%, 10/25/2048(c)(l)	1,749	1,736
FNMA REMIC
Series 2018-14, Class SA, IF, IO, 3.69%, 3/25/2048(l)	16,147	2,601
Series 2018-15, Class JS, IF, IO, 3.69%, 3/25/2048(l)	8,511	1,576
Series 2018-27, Class SE, IF, IO, 3.69%, 5/25/2048(l)	5,133	972
FNMA, Connecticut Avenue Securities
Series 2017-C05, Class 1M2, 4.71%, 1/25/2030(l)	3,000	3,053
Series 2018-C01, Class 1M2, 4.76%, 7/25/2030(l)	8,000	8,066
Series 2018-C05, Class 1M1, 3.23%, 1/25/2031(l)	1,810	1,807
Series 2018-C05, Class 1M2, 4.86%, 1/25/2031(l)	8,000	8,019
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.68%, 8/19/2034(l)	605	587
Series 2005-AR1, Class 3A, 4.36%, 3/18/2035(l)	356	362
GNMA
Series 2017-68, Class SA, IF, IO, 3.65%, 5/20/2047(l)	7,043	1,262
Series 2017-67, Class ST, IF, IO, 3.70%, 5/20/2047(l)	11,832	2,202
Series 2017-112, Class S, IF, IO, 3.70%, 7/20/2047(l)	13,141	2,191
Series 2018-11, Class SA, IF, IO, 3.70%, 1/20/2048(l)	12,207	1,799
Series 2018-36, Class SG, IF, IO, 3.70%, 3/20/2048(l)	12,687	2,356
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(c)(l)	1,512	1,065
GSR Mortgage Loan Trust
Series 2006-9F, Class 8A1, 5.50%, 8/25/2021	75	72
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	327	342
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	306	298
Series 2005-AR3, Class 6A1, 3.91%, 5/25/2035(l)	161	156
Series 2005-AR4, Class 3A5, 4.19%, 7/25/2035(l)	2,849	2,721
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,471	1,515
Series 2005-AR7, Class 6A1, 4.45%, 11/25/2035(l)	1,516	1,528
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	1,030	853
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,668	1,382
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	926	904
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	500	449
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 3.13%, 8/19/2045(l)	326	324
Homeward Opportunities Fund I Trust
Series 2018-2, Class A1, 3.98%, 11/25/2058(c)(l)	4,437	4,472
Impac CMB Trust
Series 2004-5, Class 1A1, 3.23%, 10/25/2034(l)	847	843
Series 2004-6, Class 1A2, 3.29%, 10/25/2034(l)	2,256	2,201
Series 2004-5, Class 1M2, 3.38%, 10/25/2034‡(l)	309	294
Series 2004-7, Class 1A2, 3.43%, 11/25/2034(l)	848	820
Series 2004-9, Class 1A1, 3.27%, 1/25/2035(l)	3,723	3,673
Series 2004-10, Class 2A, 3.15%, 3/25/2035(l)	965	885
Series 2004-10, Class 3A1, 3.21%, 3/25/2035(l)	2,924	2,727
Series 2005-1, Class 1A1, 3.03%, 4/25/2035(l)	614	593
Series 2005-1, Class 1A2, 3.13%, 4/25/2035(l)	752	723
Series 2005-2, Class 1A2, 3.13%, 4/25/2035(l)	718	687
Series 2005-4, Class 1A1A, 3.05%, 5/25/2035(l)	529	516
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A4, 3.75%, 8/25/2033	357	338
Impac Secured Assets Trust
Series 2007-3, Class A1B, 2.75%, 9/25/2037(l)	3,631	3,032
Series 2007-3, Class A1C, 2.87%, 9/25/2037(l)	6,085	5,122
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.69%, 4/25/2035(l)	441	430
Series 2005-AR14, Class 2A1A, 2.81%, 7/25/2035(l)	1,299	1,229
JP Morgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 2.69%, 5/25/2036(l)	4,805	4,595
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021	56	51
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	35	34

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022	53	49
Series 2004-A6, Class 1A1, 4.00%, 12/25/2034(l)	198	194
Series 2005-A3, Class 6A6, 3.90%, 6/25/2035(l)	571	573
Series 2007-A1, Class 2A2, 4.51%, 7/25/2035(l)	350	355
Series 2005-A6, Class 1A2, 4.45%, 9/25/2035(l)	587	593
Series 2005-A8, Class 4A1, 4.25%, 11/25/2035(l)	2,590	2,603
Series 2005-A8, Class 1A1, 4.27%, 11/25/2035(l)	210	200
Series 2006-A7, Class 2A4, 4.22%, 1/25/2037(l)	978	933
Series 2007-S1, Class 2A17, 2.84%, 3/25/2037(l)	5,514	2,832
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,380	1,281
Lehman XS Trust
Series 2005-5N, Class 3A1A, 2.81%, 11/25/2035(l)	7,573	7,514
Series 2005-7N, Class 1A1A, 3.05%, 12/25/2035(l)	5,478	5,321
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	304	296
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	503	546
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,314	1,373
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	416	421
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	311	252
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	804	751
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 4.19%, 4/25/2035(l)	104	101
Series 2005-1, Class 2A2, 4.19%, 4/25/2035(l)	328	316
Series 2006-1, Class 2A1, 4.27%, 2/25/2036(l)	1,476	1,476
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	360	306
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(c)(l)	7,336	7,203
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	1,039	1,004
Series 2004-8AR, Class 4A1, 4.42%, 10/25/2034(l)	1,253	1,270
Series 2004-9, Class 1A, 5.35%, 11/25/2034(l)	753	789
Series 2005-4, Class 1A, 5.00%, 8/25/2035	55	55
MortgageIT Trust
Series 2005-3, Class A1, 3.11%, 8/25/2035(l)	3,699	3,607
Series 2005-5, Class A1, 2.77%, 12/25/2035(l)	554	549
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(c)(l)	8,099	8,160
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(c)(l)	9,370	9,397
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(h)	33	34
OBX Trust
Series 2018-EXP1, Class 2A1B, 3.36%, 4/25/2048(c)(l)	2,120	2,110
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.90%, 11/25/2035(l)	409	402
Series 2005-5, Class 1APT, 2.79%, 12/25/2035(l)	2,363	2,176
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 2.72%, 4/25/2036(l)	742	692
Series 2006-1, Class 1AC1, 2.81%, 4/25/2036(l)	2,652	2,523
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 5.36%, 2/25/2023(c)(l)	3,715	3,718
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.11%, 5/25/2035(l)	691	679
PRPM LLC
Series 2019-1A, Class A1, 4.50%, 1/25/2024(c)(l)	15,000	14,977
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	5	5
Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	53	50
Series 2005-QS2, Class A1, 5.50%, 2/25/2035	112	110
Series 2005-QA5, Class A2, 5.15%, 4/25/2035(l)	2,325	2,226
Series 2005-QS6, Class A1, 5.00%, 5/25/2035	2,201	2,072
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	1,147	1,096
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,962	1,810

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	2,158	1,978
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	3,542	3,213
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	79	77
Series 2005-A3, Class A2, 5.50%, 4/25/2035	3,770	3,209
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	2,262	2,045
Series 2005-A14, Class A1, 5.50%, 12/25/2035	186	154
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,978	3,231
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	9,535	8,138
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	63	63
Series 2005-SA1, Class 3A, 4.58%, 3/25/2035(l)	313	315
Series 2005-S7, Class A6, 5.50%, 11/25/2035	149	143
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,773	2,583
Series 2006-SA4, Class 2A1, 5.31%, 11/25/2036(l)	2,689	2,537
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.18%, 7/25/2056‡(l)	322,518	1,075
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 2.70%, 7/20/2036(l)	1,045	995
Series 2018-2, Class A4, 3.50%, 2/25/2048(c)(l)	7,785	7,757
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(c)(l)	6,878	6,841
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 1A1, 4.16%, 2/25/2035(l)	471	467
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-35, Class B1, 5.45%, 12/25/2033‡(l)	780	667
Series 2004-10, Class 1A1, 5.24%, 6/25/2034(l)	5,061	5,122
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(c)(h)	5,620	5,567
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(c)(l)	8,329	8,322
Series 2018-3, Class A1, 4.11%, 10/25/2058(c)(l)	5,697	5,661
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 4.17%, 10/25/2034(l)	1,491	1,492
Series 2005-AR5, Class A6, 3.93%, 5/25/2035(l)	3,855	3,889
Series 2005-AR7, Class A3, 4.09%, 8/25/2035(l)	1,442	1,452
Series 2005-AR14, Class 1A3, 4.22%, 12/25/2035(l)	2,168	2,142
Series 2005-AR14, Class 1A4, 4.22%, 12/25/2035(l)	1,446	1,429
Series 2005-AR16, Class 1A1, 4.27%, 12/25/2035(l)	912	910
Series 2005-AR18, Class 1A3A, 4.31%, 1/25/2036(l)	106	108
Series 2006-AR2, Class 1A1, 3.98%, 3/25/2036(l)	463	449
Series 2004-AR10, Class A1B, 2.93%, 7/25/2044(l)	1,345	1,330
Series 2005-AR15, Class A1A1, 2.77%, 11/25/2045(l)	57	56
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	742	714
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	1,118	1,070
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	1,027	983
Series 2005-4, Class CB7, 5.50%, 6/25/2035	711	679
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	3,463	3,084
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	1,099	1,069
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	251	210
Series 2007-1, Class 1A7, 3.11%, 2/25/2037(l)	5,397	4,062
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.60%, 8/25/2034(l)	3,152	3,193
Series 2004-N, Class A7, 4.60%, 8/25/2034(l)	2,993	3,032
Series 2004-M, Class A1, 4.60%, 8/25/2034(l)	2,012	2,076
Series 2004-Q, Class 1A1, 4.72%, 9/25/2034(l)	533	542
Series 2004-Q, Class 1A2, 4.72%, 9/25/2034(l)	329	335
Series 2004-BB, Class A5, 4.94%, 1/25/2035(l)	415	422
Series 2004-DD, Class 1A1, 5.01%, 1/25/2035(l)	4,644	4,832

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2004-DD, Class 2A6, 5.04%, 1/25/2035(l)	408	421
Series 2005-AR2, Class 2A2, 4.52%, 3/25/2035(l)	100	103
Series 2005-AR3, Class 2A1, 4.57%, 3/25/2035(l)	444	451
Series 2005-AR5, Class 1A1, 4.22%, 4/25/2035(l)	1,237	1,247
Series 2005-AR4, Class 2A2, 4.42%, 4/25/2035(l)	233	235
Series 2005-AR7, Class 2A1, 4.37%, 5/25/2035(l)	47	47
Series 2005-AR8, Class 1A1, 4.45%, 6/25/2035(l)	2,333	2,388
Series 2005-AR10, Class 1A1, 4.64%, 6/25/2035(l)	1,743	1,829
Series 2005-AR11, Class 1A1, 4.77%, 6/25/2035(l)	509	515
Series 2005-AR15, Class 1A6, 4.67%, 9/25/2035(l)	392	377
Series 2005-AR16, Class 6A3, 4.48%, 10/25/2035(l)	1,291	1,307
Series 2005-AR16, Class 7A1, 4.75%, 10/25/2035(l)	206	204
Series 2006-AR6, Class 5A1, 4.69%, 3/25/2036(l)	982	983
Series 2006-AR2, Class 2A1, 4.77%, 3/25/2036(l)	1,217	1,237
Series 2006-AR2, Class 2A3, 4.77%, 3/25/2036(l)	215	217
Series 2006-4, Class 1A9, 5.75%, 4/25/2036	220	220
Series 2006-AR19, Class A3, 4.86%, 12/25/2036(l)	305	287
Series 2007-2, Class 1A13, 6.00%, 3/25/2037	218	210
Series 2007-15, Class A1, 6.00%, 11/25/2037	408	405

		569,316

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $568,648)		570,169

LOAN ASSIGNMENTS — 4.7%(m)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 2/16/2024(d)	5,488	5,391
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 8.02%, 9/6/2024(d)	8,505	8,059

		13,450

Ireland — 0.1%
Avolon LLC, Term Loan B-3 (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 1/15/2025(d)	4,373	4,324

United States — 4.5%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 5/30/2025(d)	577	570
8th Avenue Food & Provisions, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 10/1/2025(d)	673	671
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.51%, 5/1/2023(d)	1,333	1,222
ABG Intermediate Holdings 2 LLC., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/27/2024(d)	758	738
Advisor Group Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 8/15/2025(d)	431	429
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.46%, 5/31/2022(d)	3,884	3,866
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/30/2024(d)	2,786	2,700
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023(d)	10,592	10,420
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 7.25%, 2/27/2023(d)	498	497
Alphabet Holding Co. Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/26/2024(d)	547	496
Altice Financing S.A, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.23%, 7/15/2025(d)	2,733	2,537
AMC Entertainment, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 12/15/2022(d)	3,487	3,427

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 12/14/2023(d)	990	958
(ICE LIBOR USD 1 Month + 1.75%), 4.25%, 6/27/2025(d)	4,500	4,305
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 4/6/2024(d)	2,982	2,874
Aristocrat Leisure Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.53%, 10/19/2024(d)	5,984	5,867
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 9.00%, 8/4/2025(d)	365	367
Asurion LLC, Term B-7 Loan (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 11/3/2024(d)	3,006	2,956
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.23%, 6/3/2022(d)	1,282	1,249
Avaya Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.76%, 12/15/2024(d)	5,260	5,168
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.55%, 6/1/2024(d)	2,487	2,438
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 2/12/2025(d)	748	736
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.27%, 2/8/2020(d)	3,500	3,481
(ICE LIBOR USD 1 Month + 1.75%), 4.27%, 1/6/2021(d)	3,000	2,981
(ICE LIBOR USD 1 Month + 2.00%), 4.52%, 10/1/2022(d)(n)	750	742
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.51%, 2/3/2024(d)	498	493
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 5/23/2025(d)	2,935	2,874
Boxer Parent Co Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 7.05%, 10/2/2025(d)	1,700	1,658
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 8/1/2025(d)	1,232	1,225
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.25%, 8/3/2026(d)	625	621
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.03%, 4/3/2024(d)	1,617	1,557
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.87%, 12/31/2021(d)(n)	10,989	11,470
California Resources Corp., Senior Secured First Out Term Loan (ICE LIBOR USD 1 Month + 4.75%), 7.25%, 12/31/2022(d)	11,818	11,561
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 1/15/2025(d)	6,481	6,335
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 11/18/2024(d)	1,468	1,424
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 8/6/2021(d)(n)	4,855	4,797
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025(d)	7,126	6,803
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 10/7/2024(d)	5,472	5,356
Charter Communications Operating, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 4/30/2025(d)	4,010	3,951

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 4/3/2025(d)	5,176	5,079
CHG Healthcare Services, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%)), 5.66%, 6/7/2023(d)	3,750	3,709
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/2/2024(d)	6,959	6,859
Cineworld Finance US Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/28/2025(d)	2,761	2,691
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/18/2024(d)	5,005	4,908
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038‡(d)(n)	945	1,417
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.55%, 9/18/2024(d)	2,600	2,478
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.96%, 1/27/2021(d)	5,033	4,944
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 10/5/2023(d)	1,453	1,398
Continental Building Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/18/2023(d)	1,169	1,133
Cortes NP Acquisition Corp., Term B Loan (ICE LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/2023(d)	7,453	6,912
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 12/14/2025(d)	1,356	1,352
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 7/17/2025(d)	7,784	7,529
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 1/15/2026(d)	3,799	3,657
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/6/2025(d)	995	959
Dawn Acquisition LLC., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.55%, 12/31/2025(d)	1,179	1,137
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 9/7/2023(d)	1,639	1,615
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/1/2024(d)	3,558	3,417
Dole Food Co., 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 1.75%; ICE LIBOR USD 3 Month + 2.75%)), 5.26%, 4/6/2024(d)	5,140	4,964
Edgewater Generation, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 12/13/2025(d)	1,030	1,019
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.81%, 2/7/2025(d)	622	599
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 5/3/2025(d)	2,754	2,740
Encino Acquisition Partners Holdings., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.25%, 10/29/2025(d)	3,140	3,007
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 4/29/2024(d)	4,064	4,020
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 10/10/2025(d)	5,045	4,745
ESH Hospitality, Inc. 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/30/2023(d)	2,353	2,308
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 9.38%, 7/12/2023(d)	1,234	1,231

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(d)	178	174
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.52%, 4/26/2024(d)	7,562	7,531
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 12/29/2023(d)	1,094	1,060
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.76%, 5/2/2025(d)	3,960	3,835
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.24%, 5/24/2024(d)	3,724	3,652
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 4/1/2024(d)	895	875
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.80%, 12/1/2023(d)	1,103	1,085
Genesys Telecom Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 12/1/2023(d)	892	870
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/27/2025(d)	4,988	4,762
Global Business Travel Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.11%, 8/13/2025(d)	519	516
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 10/4/2023(d)	1,487	1,462
Goodrx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.51%, 10/10/2025(d)	867	852
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 11/2/2025(d)(n)	5,000	4,927
Greektown Holdings LLC, Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 4/25/2024(d)	5,048	5,020
Grizzly Acquisition Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.05%, 10/1/2025(d)	323	321
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 5/31/2025(d)	1,320	1,236
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 7.87%, 8/25/2023(d)	1,986	1,555
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.01%, 10/19/2020(d)	1,500	1,468
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 5/16/2024(d)	3,550	3,449
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.19%, 5/23/2025(d)	2,913	2,797
Hertz Corp. (The)., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 6/30/2023(d)	2,587	2,515
Hilton Worldwide Finance LLC, Series B-2 Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.26%, 10/25/2023(d)	798	789
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 6/30/2024(d)	2,020	1,953
HUB International Ltd., 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%)), 5.51%, 4/25/2025(d)	1,980	1,906
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 11.25%, 1/30/2019(d)	5,407	3,638
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 12.00%, 7/30/2019(d)	1,873	1,260
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/1/2022(d)	2,268	2,252

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 11/27/2023(d)	5,715	5,659
Invenergy Thermal Operating I LLC, Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.30%, 8/28/2025(d)	2,919	2,901
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.76%, 2/5/2025(d)	1,525	1,482
JBS USA LLC, Term Loan B ((ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%)), 5.26%, 10/30/2022(d)	6,721	6,646
KCA Deutag Alpha Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 9.55%, 2/28/2023(d)(n)	800	645
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 6/2/2025(d)	2,955	2,926
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 3/27/2025(d)	5,025	4,926
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 2/22/2024(d)(n)	6,615	6,491
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 1/30/2024(d)	1,622	1,558
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 1/30/2024(d)	89	86
Live Nation Entertainment, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 10/31/2023(d)(n)	995	989
Lotus Midstream., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.05%, 9/29/2025(d)	4,351	4,264
Lumentum Holdings., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/8/2025(d)	146	143
MacDonald, Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 10/4/2024(d)	2,487	2,168
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.55%, 9/24/2024(d)	4,995	4,639
Marriott Ownership Resorts Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 8/29/2025(d)	1,265	1,255
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/1/2025(d)	149	148
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 10/30/2024(d)	502	482
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 12/27/2024(d)	2,587	2,480
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 12/31/2023(d)(n)	1,368	1,356
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.30%, 6/13/2024(d)	1,560	1,495
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 9/29/2025(d)	4,282	4,220
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.80%, 12/5/2023(d)	5,931	3,251
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.55%, 6/7/2023(d)	5,485	5,302
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 5/8/2025(d)	2,015	1,973
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.80%, 1/31/2021(d)(n)	2,992	2,985

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.76%, 10/25/2020(d)	3,112	2,752
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 10/4/2023(d)	4,776	4,690
NRG Energy, Inc., Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 6/30/2023(d)(n)	1,496	1,470
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 6.20%, 1/31/2026(d)	2,236	2,089
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/2/2025(d)	6,022	5,751
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 3/31/2023(d)	593	585
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 2/28/2025(d)	502	479
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.01%, 5/1/2025(d)	2,516	2,459
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.26%, 5/1/2026(d)	1,185	1,132
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 10/15/2025(d)	4,304	4,244
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 3/11/2022(d)	1,091	912
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 7/2/2025(d)	6,315	6,131
Post Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.52%, 5/24/2024(d)	601	593
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 1/26/2024(d)	3,054	3,009
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 5/2/2022(d)(n)	7,543	7,430
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 7.32%, 12/22/2025(d)(n)	10,350	10,065
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.99%, 5/16/2025(d)	1,297	1,276
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.50%, 3/21/2025(d)	149	148
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 5.58%, 11/3/2023(d)	3,632	3,362
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 11/8/2024(d)	1,501	1,485
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/5/2023(d)	3,234	3,185
RHP Hotel Properties LP., Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.78%, 5/11/2024(d)(n)	1,262	1,249
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 4/25/2025(d)	2,587	2,502
Scientific Games International, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 8/14/2024(d)	6,012	5,822
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 11/1/2024(d)(n)	2,838	2,753
Securus Technologies Holdings, Inc., 2nd Lien, Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.75%, 11/1/2025(d)	361	349
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 1/3/2024(d)	1,407	1,394

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Sirva Worldwide, Inc., 1st Lien Term Loan ((ICE LIBOR USD 1 Month + 5.50%; ICE LIBOR USD 3 Month + 5.50%)), 8.08%, 8/4/2025(d)	800	780
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.25%, 8/3/2026(d)	125	106
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 6/27/2025(d)	1,592	1,565
Spin Holdco, Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.03%, 11/14/2022(d)	2,642	2,576
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/2/2024(d)	5,225	5,101
St. George’s University Scholastic Services, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 7/17/2025(d)	807	803
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.54%, 9/12/2024(d)	5,267	5,170
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.26%, 2/14/2025(d)	993	968
Stetson Midstream., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.76%, 7/18/2025(d)	5,000	4,853
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 11/21/2024(d)	2,637	2,566
Syneos Health, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/1/2024(d)	938	921
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.51%, 3/9/2023(d)	3,578	3,241
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.81%, 12/3/2025(d)	2,701	2,670
Telenet Financing LLC., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.76%, 8/15/2026(d)	4,000	3,888
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/6/2024(d)	5,323	4,777
TerraForm Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 11/8/2022(d)	2,487	2,449
The Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 2/15/2024(d)	831	820
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 3/28/2025(d)	6,600	6,207
Trans Union LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 6/19/2025(d)	2,995	2,953
Transdigm Group Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 5/30/2025(d)	1,694	1,649
TransDigm, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 6/9/2023(d)	1,393	1,362
TransDigm, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 8/22/2024(d)	2,089	2,035
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 12/27/2020(d)	240	240
Trinseo Materials Operating SCA., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 9/6/2024(d)	5,226	5,076
Tronox Blocked Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 9/23/2024(d)	516	509
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 9/23/2024(d)(n)	2,277	2,244

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(d)	3,052	3,023
UFC Holdings LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.00%, 8/18/2024(d)(n)	1,050	1,058
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 4/12/2024(d)	9,344	8,332
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 10/22/2025(d)	4,380	3,747
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 6/1/2023(d)	4,719	4,640
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 3/15/2024(d)	2,189	2,035
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.80%, 5/16/2024(d)	4,000	3,830
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.51%, 6/2/2025(d)	5,779	5,712
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.64%, 8/20/2025(d)	457	447
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 12/20/2024(d)	5,000	4,905
Viskase Co., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.05%, 1/30/2021(d)	2,614	2,594
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 8/4/2023(d)	1,492	1,467
Vistra Operations Co. LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 12/31/2025(d)	4,726	4,633
Web.com Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 10/10/2025(d)	795	767
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.62%, 11/1/2023(d)(n)	10,000	9,803
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 5/30/2025(d)	973	955
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 2/24/2025(d)	1,250	1,230
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 5.01%, 4/15/2025(d)	5,135	4,961
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 7/2/2025(d)	1,393	1,371

		548,232

TOTAL LOAN ASSIGNMENTS (Cost $584,572)		566,006

MORTGAGE-BACKED SECURITIES — 4.4%
United States — 4.4%
FHLMC Gold Pools, 30 Year, Single Family
Pool # G67700, 3.50%, 8/1/2046	23,049	23,342
Pool # G60852, 4.00%, 8/1/2046	14,070	14,553
Pool # G67702, 4.00%, 1/1/2047	5,755	5,953
Pool # G61096, 3.50%, 2/1/2047	29,484	29,762
Pool # G08756, 3.00%, 4/1/2047	981	964
Pool # G67703, 3.50%, 4/1/2047	9,410	9,517
Pool # G67704, 4.00%, 8/1/2047	1,502	1,557
Pool # G67705, 4.00%, 10/1/2047	5,212	5,382
Pool # Q52307, 3.50%, 11/1/2047	5,565	5,623
Pool # G67706, 3.50%, 12/1/2047	14,807	14,961
Pool # G67708, 3.50%, 3/1/2048	46,727	47,139

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
United States — continued
Pool # G67714, 4.00%, 7/1/2048		9,163	9,464
FNMA, 20 Year, Single Family
Pool # BM3100, 4.00%, 11/1/2037		4,929	5,107
Pool # BM3569, 3.50%, 2/1/2038		12,348	12,564
Pool # CA1231, 3.50%, 2/1/2038		697	709
Pool # BM3791, 3.50%, 4/1/2038		10,393	10,568
FNMA, 30 Year, Single Family
Pool # AS4085, 4.00%, 12/1/2044		1,583	1,640
Pool # BM1909, 4.00%, 2/1/2045		9,245	9,585
Pool # MA2670, 3.00%, 7/1/2046		7,793	7,659
Pool # AS8650, 3.00%, 1/1/2047		14,369	14,122
Pool # MA2863, 3.00%, 1/1/2047		24,745	24,320
Pool # AS8784, 3.00%, 2/1/2047		5,385	5,292
Pool # AL9859, 3.00%, 3/1/2047		11,360	11,165
Pool # AS9403, 3.50%, 4/1/2047		697	705
Pool # BH9923, 3.50%, 9/1/2047		11,198	11,263
Pool # BM4028, 3.50%, 10/1/2047		3,797	3,836
Pool # BM3141, 3.50%, 11/1/2047		3,127	3,159
Pool # BM3357, 3.50%, 11/1/2047		15,211	15,441
Pool # BH7061, 3.50%, 12/1/2047		18,256	18,399
Pool # BM3778, 3.50%, 12/1/2047		25,845	26,204
Pool # CA0906, 3.50%, 12/1/2047		28,722	29,002
Pool # CA0995, 3.50%, 1/1/2048		6,536	6,600
Pool # BJ1069, 4.00%, 1/1/2048		3,880	3,980
Pool # BJ0645, 3.50%, 3/1/2048		20,449	20,648
Pool # BM3788, 3.50%, 3/1/2048		85,973	86,864
FNMA, Other
Pool # AN5676, 3.25%, 6/1/2029		1,700	1,692
Pool # AN6368, 3.09%, 9/1/2029		1,700	1,664
Pool # AN7845, 3.08%, 12/1/2029		6,650	6,478
Pool # AN8281, 3.19%, 2/1/2030		2,560	2,507
Pool # AN8572, 3.55%, 4/1/2030		2,710	2,754
Pool # AN9116, 3.61%, 5/1/2030		1,930	1,972
Pool # AN3747, 2.87%, 2/1/2032		2,730	2,545
Pool # AN6122, 3.06%, 8/1/2032		4,820	4,559
Pool # BM3226, 3.44%, 10/1/2032		2,398	2,412
Pool # AN7633, 3.13%, 12/1/2032		1,880	1,812
Pool # AN8095, 3.24%, 1/1/2033		4,010	3,897

TOTAL MORTGAGE-BACKED SECURITIES (Cost $525,007)			529,341

CONVERTIBLE BONDS — 1.6%
Bermuda — 0.0%(a)
Golar LNG Ltd. 2.75%, 2/15/2022		1,886	1,803

China — 0.2%
China Conch Venture Holdings International Ltd. Zero Coupon, 9/5/2023(b)	HKD	15,000	1,881
Ctrip.com International Ltd. 1.00%, 7/1/2020		4,005	3,852
Future Land Development Holdings Ltd. 2.25%, 2/10/2019(b)	HKD	20,530	2,616
Harvest International Co. Zero Coupon, 11/21/2022(b)	HKD	26,000	3,266
Momo, Inc. 1.25%, 7/1/2025(c)		2,604	2,212
Powerlong Real Estate Holdings Ltd. Zero Coupon, 2/11/2019(b)	HKD	21,000	2,729
Weibo Corp. 1.25%, 11/15/2022(c)		2,660	2,407
Zhejiang Expressway Co. Ltd. Zero Coupon, 4/21/2022(b)	EUR	1,600	1,770
Zhongsheng Group Holdings Ltd. Zero Coupon, 5/23/2023(b)	HKD	24,000	2,817

			23,550

Cyprus — 0.0%(a)
Volcan Holdings plc 4.13%, 4/11/2020(b)	GBP	800	1,519

France — 0.0%(a)
Orpar SA Zero Coupon, 6/20/2024(b)	EUR	2,200	2,531

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — continued
Germany — 0.0%(a)
Bayer Capital Corp. BV
5.63%, 11/22/2019(c)	EUR	3,300	3,045
5.63%, 11/22/2019(b)	EUR	500	461

			3,506

Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd. Zero Coupon, 1/5/2023(b)		7,400	7,996
PB Issuer No. 4 Ltd. 3.25%, 7/3/2021(b)		1,531	1,500

			9,496

Monaco — 0.0%(a)
Scorpio Tankers, Inc. 2.38%, 7/1/2019(c)		2,948	2,885

Norway — 0.1%
Telenor East Holding II A/S 0.25%, 9/20/2019(b)		4,000	3,916

Russia — 0.0%(a)
Abigrove Ltd. Zero Coupon, 2/16/2022(b)		2,600	2,758

Singapore — 0.1%
BW Group Ltd. 1.75%, 9/10/2019(b)		2,600	2,500
CapitaLand Ltd.
1.85%, 6/19/2020(b)	SGD	7,000	5,101
2.95%, 6/20/2022(b)	SGD	5,000	3,721

			11,322

South Africa — 0.1%
Brait SE 2.75%, 9/18/2020(b)	GBP	4,200	5,063
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(b)	GBP	2,000	2,499

			7,562

Switzerland — 0.0%(a)
Glencore Funding LLC Zero Coupon, 3/27/2025(b)		3,000	2,667

United Arab Emirates — 0.1%
Aabar Investments PJSC
0.50%, 3/27/2020(b)	EUR	5,000	5,385
1.00%, 3/27/2022(b)	EUR	3,200	3,117
DP World Ltd. 1.75%, 6/19/2024(b)		5,800	5,535

			14,037

United Kingdom — 0.1%
Intu Jersey 2 Ltd. REIT, 2.88%, 11/1/2022(b)	GBP	2,300	2,459
Vodafone Group plc 2.00%, 2/25/2019(b)	GBP	2,800	2,822

			5,281

United States — 0.8%
Ares Capital Corp. 3.75%, 2/1/2022		3,819	3,826
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		3,767	3,691
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		3,848	3,771
Chesapeake Energy Corp. 5.50%, 9/15/2026(h)		2,888	2,568
Colony Capital, Inc.
REIT, 3.88%, 1/15/2021		1,455	1,377
REIT, 5.00%, 4/15/2023		3,721	3,425
DISH Network Corp.
2.38%, 3/15/2024		9,116	7,539
3.38%, 8/15/2026		2,415	2,052
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		6,158	4,797
FireEye, Inc. Series B, 1.63%, 6/1/2035		6,958	6,402
Hercules Capital, Inc. 4.38%, 2/1/2022		3,031	2,929
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023		1,293	1,275
Liberty Interactive LLC
4.00%, 11/15/2029		6,966	4,678
3.75%, 2/15/2030		320	212
1.75%, 9/30/2046(c)		2,426	2,725
Live Nation Entertainment, Inc. 2.50%, 3/15/2023(c)		2,378	2,562
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		4,269	3,707
Nabors Industries, Inc. 0.75%, 1/15/2024		6,547	4,391
Pandora Media, Inc. 1.75%, 12/1/2020		1,433	1,418
Rovi Corp. 0.50%, 3/1/2020		2,740	2,627
RWT Holdings, Inc. 5.63%, 11/15/2019		2,926	2,935
Spirit Realty Capital, Inc. REIT, 3.75%, 5/15/2021		3,821	3,745
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023		3,788	3,753
SunPower Corp. 0.88%, 6/1/2021		3,183	2,467
TPG Specialty Lending, Inc. 4.50%, 8/1/2022		959	958
Twitter, Inc. 1.00%, 9/15/2021		4,079	3,803
Veeco Instruments, Inc. 2.70%, 1/15/2023		3,193	2,619
VEREIT, Inc. REIT, 3.75%, 12/15/2020		2,552	2,520
Vishay Intertechnology, Inc. 2.25%, 6/15/2025(c)		2,638	2,447

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — continued
United States — continued
Whiting Petroleum Corp. 1.25%, 4/1/2020	4,746	4,544

		95,763

TOTAL CONVERTIBLE BONDS (Cost $199,063)		188,596

FOREIGN GOVERNMENT SECURITIES — 1.5%
Angola — 0.0%(a)
Republic of Angola
7.00%, 8/17/2019(b)	1,031	1,033
9.50%, 11/12/2025(b)	1,570	1,747
8.25%, 5/9/2028(c)	950	978

		3,758

Argentina — 0.1%
Provincia de Buenos Aires
10.88%, 1/26/2021(b)	989	999
9.95%, 6/9/2021(b)	1,185	1,150
Provincia de Cordoba 7.45%, 9/1/2024(b)	740	614
Republic of Argentina
6.88%, 4/22/2021	850	811
8.28%, 12/31/2033	1,136	999
6.88%, 1/11/2048	1,160	887
7.13%, 6/28/2117	852	663

		6,123

Armenia — 0.0%(a)
Republic of Armenia
6.00%, 9/30/2020(b)	430	437
7.15%, 3/26/2025(b)	580	628

		1,065

Belarus — 0.0%(a)
Republic of Belarus
6.88%, 2/28/2023(c)	360	371
7.63%, 6/29/2027(b)	600	627
7.63%, 6/29/2027(c)	361	377
6.20%, 2/28/2030(c)	1,450	1,370

		2,745

Brazil — 0.1%
Federative Republic of Brazil
4.25%, 1/7/2025	1,340	1,352
6.00%, 4/7/2026	1,880	2,056
8.25%, 1/20/2034	1,305	1,664

		5,072

Chile — 0.0%(a)
Chile Government Bond 3.13%, 1/21/2026	600	591

Colombia — 0.1%
Republic of Colombia
3.88%, 4/25/2027	540	534
7.38%, 9/18/2037	1,000	1,266
6.13%, 1/18/2041	950	1,083
5.00%, 6/15/2045	2,000	2,022
5.20%, 5/15/2049	440	453

		5,358

Costa Rica — 0.0%(a)
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(b)	1,290	1,242
Republic of Costa Rica
4.25%, 1/26/2023(b)	950	876
4.38%, 4/30/2025(b)	1,530	1,348
7.16%, 3/12/2045(b)	1,030	928

		4,394

Croatia — 0.0%(a)
Republic of Croatia
5.50%, 4/4/2023(b)	850	908
6.00%, 1/26/2024(b)	1,970	2,170

		3,078

Dominican Republic — 0.1%
Government of Dominican Republic
7.50%, 5/6/2021(b)	520	540
5.50%, 1/27/2025(b)	1,510	1,538
6.88%, 1/29/2026(b)	1,780	1,915
5.95%, 1/25/2027(b)	500	513
7.45%, 4/30/2044(b)	2,580	2,822

		7,328

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/2020(b)	930	967
10.75%, 3/28/2022(b)	2,290	2,416
8.75%, 6/2/2023(c)	2,080	2,052
7.88%, 1/23/2028(b)	1,880	1,660

		7,095

Egypt — 0.0%(a)
Republic of Egypt
6.13%, 1/31/2022(b)	1,400	1,393
5.88%, 6/11/2025(b)	1,290	1,214
7.50%, 1/31/2027(b)	780	773
8.50%, 1/31/2047(b)	864	833

		4,213

El Salvador — 0.0%(a)
Republic of El Salvador
7.38%, 12/1/2019(b)	1,390	1,407
7.75%, 1/24/2023(b)	1,390	1,461
5.88%, 1/30/2025(b)	770	735
6.38%, 1/18/2027(b)	1,480	1,423

		5,026

Ethiopia — 0.0%(a)
Republic of Ethiopia 6.63%, 12/11/2024(b)	2,217	2,234

Gabon — 0.0%(a)
Republic of Gabonese
6.38%, 12/12/2024(b)	700	666
6.95%, 6/16/2025(b)	1,150	1,098

		1,764

Ghana — 0.0%(a)
Republic of Ghana 10.75%, 10/14/2030(b)	1,635	1,921

Honduras — 0.0%(a)
Republic of Honduras
8.75%, 12/16/2020(b)	2,080	2,236

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Honduras — continued
7.50%, 3/15/2024(b)		860	926

			3,162

Hungary — 0.0%(a)
Republic of Hungary
5.38%, 2/21/2023		950	1,014
5.75%, 11/22/2023		1,234	1,346
5.38%, 3/25/2024		720	778
7.63%, 3/29/2041		722	1,039

			4,177

Indonesia — 0.0%(a)
Republic of Indonesia
4.13%, 1/15/2025(b)		600	606
4.35%, 1/8/2027(b)		1,010	1,024
3.50%, 1/11/2028		670	640
6.75%, 1/15/2044(b)		650	816

			3,086

Iraq — 0.0%(a)
Republic of Iraq
6.75%, 3/9/2023(b)		1,330	1,325
5.80%, 1/15/2028(b)		2,755	2,610

			3,935

Ivory Coast — 0.0%(a)
Republic of Cote d’Ivoire 5.75%, 12/31/2032(b)(h)		2,154	1,982

Jamaica — 0.0%(a)
Government of Jamaica 8.00%, 3/15/2039		1,793	2,125

Jordan — 0.0%(a)
Kingdom of Jordan
6.13%, 1/29/2026(b)		1,010	1,003
5.75%, 1/31/2027(b)		1,430	1,376

			2,379

Kenya — 0.0%(a)
Republic of Kenya
5.88%, 6/24/2019(b)		1,150	1,154
6.88%, 6/24/2024(b)		1,830	1,830

			2,984

Lebanon — 0.1%
Republic of Lebanon
6.00%, 5/20/2019(b)		3,680	3,648
5.45%, 11/28/2019(b)		827	812
6.38%, 3/9/2020		2,700	2,592

			7,052

Mexico — 0.0%(a)
United Mexican States
5.55%, 1/21/2045		1,200	1,260
4.60%, 1/23/2046		1,210	1,115

			2,375

Mongolia — 0.0%(a)
Mongolia Government Bond
10.88%, 4/6/2021(b)		480	531
5.13%, 12/5/2022(b)		903	873
5.63%, 5/1/2023(c)		810	791

			2,195

Nigeria — 0.1%
Republic of Nigeria
6.38%, 7/12/2023(b)		720	732
6.50%, 11/28/2027(c)		840	805
8.75%, 1/21/2031(b)		630	666
7.88%, 2/16/2032(b)		850	847
7.88%, 2/16/2032(b)		610	608
7.70%, 2/23/2038(c)		620	596
7.63%, 11/28/2047(c)		1,030	969

			5,223

Oman — 0.1%
Oman Government Bond
4.13%, 1/17/2023(b)		540	510
4.75%, 6/15/2026(b)		990	884
5.38%, 3/8/2027(b)		1,050	953
5.63%, 1/17/2028(c)		1,140	1,040
5.63%, 1/17/2028(b)		700	639
6.50%, 3/8/2047(b)		1,740	1,457
6.75%, 1/17/2048(c)		1,210	1,033

			6,516

Pakistan — 0.0%(a)
Republic of Pakistan
8.25%, 4/15/2024(b)		730	772
8.25%, 9/30/2025(b)		350	370
6.88%, 12/5/2027(b)		810	785

			1,927

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025		550	558
3.88%, 3/17/2028		1,480	1,502
6.70%, 1/26/2036		950	1,202
4.50%, 5/15/2047		1,230	1,245
4.30%, 4/29/2053		1,420	1,392

			5,899

Paraguay — 0.0%(a)
Republic of Paraguay
4.70%, 3/27/2027(b)		1,190	1,214
6.10%, 8/11/2044(b)		1,700	1,851

			3,065

Peru — 0.0%(a)
Republic of Peru 6.35%, 8/12/2028(b)	PEN	3,900	1,243

Philippines — 0.0%(a)
Republic of the Philippines 10.63%, 3/16/2025		1,220	1,705

Qatar — 0.0%(a)
State of Qatar
3.88%, 4/23/2023(c)		500	510
5.10%, 4/23/2048(c)		1,060	1,138

			1,648

Romania — 0.0%(a)
Republic of Romania 6.13%, 1/22/2044(b)		1,160	1,290

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Russia — 0.1%
Russian Federation
12.75%, 6/24/2028(b)	1,390	2,231
5.88%, 9/16/2043(b)	3,200	3,528

		5,759

Saudi Arabia — 0.0%(a)
Kingdom of Saudi Arabia 3.25%, 10/26/2026(b)	600	573

Senegal — 0.0%(a)
Republic of Senegal 6.75%, 3/13/2048(c)	1,160	1,032

Serbia — 0.0%(a)
Republic of Serbia
4.88%, 2/25/2020(b)	1,800	1,823
7.25%, 9/28/2021(b)	2,150	2,337

		4,160

South Africa — 0.1%
Republic of South Africa
5.88%, 5/30/2022	1,100	1,158
5.88%, 9/16/2025	3,044	3,192
4.88%, 4/14/2026	3,830	3,792
6.25%, 3/8/2041	2,500	2,584

		10,726

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(b)	700	703
6.25%, 7/27/2021(b)	1,280	1,283
5.88%, 7/25/2022(b)	2,130	2,090
6.75%, 4/18/2028(b)	1,400	1,335

		5,411

Tajikistan — 0.0%(a)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)	450	405

Turkey — 0.1%
Republic of Turkey
6.25%, 9/26/2022	600	610
7.38%, 2/5/2025	1,040	1,089
4.25%, 4/14/2026	600	528
4.88%, 10/9/2026	900	816
6.00%, 3/25/2027	550	530
6.00%, 1/14/2041	2,020	1,793
6.63%, 2/17/2045	1,600	1,516

		6,882

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2020(b)	1,100	1,089
7.75%, 9/1/2021(b)	1,990	1,955
7.75%, 9/1/2022(b)	4,520	4,362
7.75%, 9/1/2023(b)	1,910	1,824

		9,230

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027	1,410	1,456
7.63%, 3/21/2036	790	1,062
5.10%, 6/18/2050	2,230	2,286
4.98%, 4/20/2055	1,260	1,268

		6,072

Zambia — 0.0%(a)
Republic of Zambia 8.97%, 7/30/2027(b)	1,560	1,287

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $180,948)		177,270

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Cayman Islands — 0.0%(a)
GPMT Ltd. Series 2018-FL1, Class B, 4.05%, 11/21/2035‡(c)(l)	3,000	2,972
TPG Real Estate Finance Issuer Ltd. Series 2018-FL1, Class B, 3.81%, 2/15/2035‡(c)(l)	1,943	1,930

		4,902

United States — 1.1%
Banc of America Commercial Mortgage Trust Series 2007-3, Class F, 5.82%, 6/10/2049‡(c)(l)	2,518	2,551
BANK Series 2017-BNK7, Class B, 3.95%, 9/15/2060	1,505	1,505
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 4.21%, 11/15/2035‡(c)(l)	649	643
Series 2018-BIOA, Class D, 3.83%, 3/15/2037‡(c)(l)	6,000	5,929
BX Trust
Series 2018-MCSF, Class A, 3.09%, 4/15/2035(c)(l)	6,000	5,857
Series 2018-MCSF, Class B, 3.31%, 4/15/2035(c)(l)	1,500	1,458
Series 2018-MCSF, Class C, 3.51%, 4/15/2035‡(c)(l)	1,000	959
BXMT Ltd.
Series 2017-FL1, Class B, 4.01%, 6/15/2035‡(c)(l)	3,000	2,975
Series 2017-FL1, Class C, 4.46%, 6/15/2035‡(c)(l)	1,500	1,471
Series 2017-FL1, Class D, 5.21%, 6/15/2035‡(c)(l)	3,000	2,990
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 4.65%, 12/15/2037(c)(l)	2,690	2,697
Series 2019-LIFE, Class G, 5.75%, 12/15/2037(c)(l)	2,420	2,426
CD Mortgage Trust
Series 2007-CD5, Class D, 6.33%, 11/15/2044‡(c)(l)	1,368	1,366
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(c)	331	276

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Citigroup Commercial Mortgage Trust Series 2017-P7, Class B, 4.14%, 4/14/2050‡(l)	910	912
Commercial Mortgage Trust
Series 2015-CR23, Class CMC, 3.68%, 5/10/2048‡(c)(l)	6,400	6,367
Series 2015-CR23, Class CME, 3.68%, 5/10/2048(c)(l)	1,515	1,499
Series 2015-LC21, Class D, 4.30%, 7/10/2048‡(l)	2,365	2,172
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	204	203
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.86%, 6/15/2033‡(c)(l)	7,000	6,883
Series 2018-BIOD, Class C, 3.46%, 5/15/2035‡(c)(l)	3,016	2,963
Series 2018-BIOD, Class D, 3.81%, 5/15/2035‡(c)(l)	6,033	5,868
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(l)	111,784	1,395
Series K082, Class X3, IO, 2.21%, 10/25/2028(l)	8,750	1,460
Series K087, Class A2, 3.77%, 12/25/2028	6,000	6,248
Series K723, Class X3, IO, 1.92%, 10/25/2034(l)	6,552	523
Series K716, Class X3, IO, 1.79%, 8/25/2042(l)	15,656	634
Series K054, Class X3, IO, 1.60%, 4/25/2043(l)	17,000	1,603
Series K068, Class X3, IO, 2.06%, 10/25/2044(l)	11,050	1,567
Series K728, Class X3, IO, 1.95%, 11/25/2045(l)	8,120	772
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.85%, 5/25/2022(c)(l)	139	143
Series 2015-KF10, Class B, 8.60%, 7/25/2022(c)(l)	464	492
Series 2018-K731, Class C, 3.91%, 2/25/2025(c)	2,000	1,928
Series 2018-KF47, Class B, 4.50%, 5/25/2025(c)(l)	640	633
Series 2018-KF49, Class B, 4.40%, 6/25/2025(c)(l)	633	633
Series 2018-KF50, Class B, 4.41%, 7/25/2028(c)(l)	865	862
Series 2013-K32, Class B, 3.54%, 10/25/2046(c)(l)	2,000	2,012
Series 2017-K67, Class C, 3.94%, 9/25/2049(c)(l)	730	689
Series 2017-K729, Class B, 3.67%, 11/25/2049(c)(l)	1,400	1,383
GNMA
Series 2017-86, IO, 0.77%, 5/16/2059(l)	5,305	357
Series 2017-69, IO, 0.80%, 7/16/2059(l)	2,929	200
GRACE Mortgage Trust
Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(c)	3,000	3,005
Series 2014-GRCE, Class F, 3.59%, 6/10/2028‡(c)(l)	4,700	4,621
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	2,520	2,158
Series 2007-GG10, Class AM, 5.78%, 8/10/2045(l)	538	540
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(c)(l)	2,000	1,695
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(l)	731	732
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(l)	1,146	1,158
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039(l)	4,336	2,993
Series 2007-C6, Class AJ, 6.29%, 7/15/2040(l)	9,200	9,251
Merrill Lynch Mortgage Trust Series 2007-C1, Class AM, 5.79%, 6/12/2050(l)	8	9
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(c)(l)	365	369
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(c)(l)	730	714
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(l)	81	81
Series 2007-T27, Class C, 5.95%, 6/11/2042‡(c)(l)	2,000	2,084
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(l)	1,657	1,655
Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(l)	268	270
Series 2016-BNK2, Class C, 3.91%, 11/15/2049(l)	330	321
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(c)(l)	8,606	8,683
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(c)(l)	332	334
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(c)(l)	471	473

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ, 6.30%, 5/15/2046(l)	919	924
Series 2007-C34, Class B, 6.38%, 5/15/2046‡(l)	1,500	1,511
Series 2007-C33, Class AJ, 5.77%, 2/15/2051(l)	1,302	1,133
Series 2007-C33, Class B, 5.77%, 2/15/2051‡(l)	2,650	1,961
Series 2007-C33, Class C, 5.77%, 2/15/2051‡(l)	6,313	631
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057(c)(l)	1,005	795

		131,605

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $145,113)		136,507

	Shares (000)
PREFERRED STOCKS — 0.7%
United States — 0.7%
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(o)	242	6,287
Series HH, 5.88%, 7/24/2023 ($25 par value)(o)	200	5,040
BB&T Corp., Series F, 5.20%, 2/1/2019 ($25 par value)(o)	373	9,008
Capital One Financial Corp., Series D, 6.70%, 12/1/2019 ($25 par value)(o)	86	2,227
Claire’s Stores, Inc. *‡	2	3,871
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	120	2,960
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.40%, 2/15/2040 ($25 par value)(d)	12	313
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value)(d)(o)	175	4,378
Goodman Networks, Inc. (Preference) *‡	64	1
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, 11/15/2023 ($25 par value)(o)	102	2,706
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(d)(o)	310	8,147
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(d)(o)	378	9,592
SCE Trust II, 5.10%, 3/15/2018 ($25 par value)(o)	32	620
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	97	2,361
State Street Corp.,
Series D, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 3/15/2024 ($25 par value)(d)(o)	301	7,909
Series E, 6.00%, 12/15/2019 ($25 par value)(o)	315	8,168
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(d)(o)	128	3,241
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value)(o)	244	6,054
Wells Fargo & Co., Series Y, 5.63%, 6/15/2022 ($25 par value)(o)	269	6,687

TOTAL PREFERRED STOCKS (Cost $85,526)		89,570

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes
1.50%, 10/31/2019	10,000	9,922
1.50%, 11/30/2019	5,200	5,155
2.00%, 1/31/2020(p)	59,978	59,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,711)		74,729

CONVERTIBLE PREFERRED STOCKS — 0.5%
China — 0.0%(a)
Mandatory Exchangeable Trust 5.75%, 6/1/2019 ($100 par value)(c)	14	2,579

United States — 0.5%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	7	9,035
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	40	2,449
Belden, Inc. 6.75%, 7/15/2019 ($100 par value)	34	2,516
Bunge Ltd. 4.88% ($100 par value)	18	1,826

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
CONVERTIBLE PREFERRED STOCKS — continued
United States — continued
Crown Castle International Corp. Series A, REIT, 6.88%, 8/1/2020 ($1,000 par value)	4		3,881
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value)	97		4,676
DTE Energy Co. 6.50%, 10/1/2019 ($50 par value)	73		4,001
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 ($100 par value)*	18		1,906
Nabors Industries Ltd. 6.00%, 5/1/2021 ($50 par value)	53		1,262
NextEra Energy, Inc. 6.12%, 9/1/2019 ($50 par value)	67		3,979
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	20		2,065
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	46		4,413
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	7		8,766
Welltower, Inc. Series I, REIT, 6.50% ($50 par value)	46		3,168

			53,943

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,543)			56,522

	Shares (000)
EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares iBoxx High Yield Corporate Bond ETF( Cost$13,024)	152		12,917

	Principal Amount ($000)
SUPRANATIONAL — 0.0%(a)
Supranational — 0.0%(a)
African Export-Import Bank (The) 4.13%, 6/20/2024(b)(Cost $978)	1,000		962

	No. of Rights (000)
RIGHTS — 0.0%(a)
Spain — 0.0%(a)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019*	39		22

United Kingdom — 0.0%(a)
Tritax Big Box REIT plc, expiring 2/8/2019*	478		61

United States — 0.0%(a)
Vistra Energy Corp., expiring 12/31/2049*‡	483		362

TOTAL RIGHTS (COST $20)			445

	No. of Warrants (000)
WARRANTS — 0.0%(a)
Canada — 0.0%(a)
Ultra Petroleum Corp.expiring 7/14/2025, price 1.00*	165		62

United States — 0.0%(a)
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00*‡	—	(k)	—

TOTAL WARRANTS (Cost $—)			62

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 5.2%
CERTIFICATES OF DEPOSIT — 0.3%
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.32%), 3.12%, 7/5/2019(d)	5,600		5,606
DG Bank AG 2.72%, 2/28/2019	9,000		9,002
Industrial & Commercial Bank of China Ltd. 2.92%, 2/26/2019	13,900		13,904
Mizuho Bank Ltd. 2.76%, 3/6/2019	8,250		8,252

TOTAL CERTIFICATES OF DEPOSIT (Cost $36,754)			36,764

COMMERCIAL PAPER — 1.7%
AT&T, Inc. 3.00%, 6/5/2019(q)	2,400		2,374

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL PAPER — continued
Bank of China Ltd.
2.86%, 2/4/2019(q)	400	400
2.94%, 2/25/2019(q)	6,090	6,079
3.13%, 5/10/2019(q)	8,000	7,939
Bell Canada, Inc.
2.75%, 2/4/2019(q)	3,900	3,899
2.82%, 2/19/2019(q)	3,900	3,894
China Construction Bank Corp. 2.94%, 2/25/2019(q)	5,630	5,620
Credit Suisse AG 3.02%, 8/6/2019(q)	4,000	3,943
DBS Bank Ltd. 2.82%, 3/18/2019(q)	5,500	5,482
Electricite de France SA 2.89%, 2/22/2019(q)	6,750	6,738
Eni Finance USA, Inc. 2.88%, 2/1/2019(q)	6,000	6,000
Entergy Corp.
2.88%, 3/1/2019(q)	2,900	2,893
3.08%, 3/5/2019(q)	3,900	3,890
ERP Operating LP 2.79%, 2/7/2019(q)	4,655	4,653
Federation des caisses Desjardins du Quebec (The)
2.79%, 3/20/2019(q)	6,000	5,980
2.96%, 7/22/2019(q)	600	592
Glencore Funding LLC 2.87%, 2/7/2019(q)	4,250	4,248
HSBC USA, Inc. 2.98%, 7/26/2019(q)	6,000	5,917
Macquarie Bank Ltd. 3.26%, 10/11/2019(q)	3,600	3,528
Mondelez International, Inc.
2.82%, 2/5/2019(q)	2,900	2,899
3.12%, 3/1/2019(q)	1,600	1,596
MUFG Bank Ltd. 2.95%, 4/22/2019(q)	2,450	2,435
National Grid plc 2.75%, 2/1/2019(q)	3,500	3,500
National Grid USA
2.82%, 2/6/2019(q)	2,300	2,299
2.87%, 2/7/2019(q)	1,525	1,524
NextEra Energy Capital Holdings, Inc. 3.04%, 2/27/2019(q)	2,200	2,195
NiSource, Inc. 2.82%, 2/6/2019(q)	3,900	3,898
Nordea Bank AB 2.95%, 5/10/2019(q)	3,750	3,724
Ontario Teachers’ Finance Trust
2.75%, 4/9/2019(c)(q)	6,000	5,970
2.88%, 5/28/2019(c)(q)	12,000	11,893
2.91%, 6/25/2019(c)(q)	12,000	11,866
Oversea-Chinese Banking Corp. Ltd. 2.79%, 3/12/2019(q)	4,845	4,832
Parker-Hannifin Corp.
2.85%, 2/8/2019(q)	4,800	4,798
2.92%, 2/21/2019(q)	5,500	5,492
Province of Alberta
2.82%, 5/7/2019(q)	8,000	7,945
2.92%, 6/5/2019(q)	11,000	10,898
Reckitt Benckiser Treasury Services plc 2.89%, 2/19/2019(q)	5,200	5,193
Schlumberger Holdings Corp. 2.89%, 3/7/2019(q)	1,750	1,745
Sumitomo Mitsui Trust Bank Ltd. 2.75%, 3/4/2019(q)	4,800	4,789
Suncor Energy, Inc.
2.82%, 2/8/2019(q)	5,000	4,997
2.97%, 2/27/2019(q)	2,200	2,195
Telstra Corp. Ltd. 2.82%, 4/15/2019(q)	1,500	1,491
Telus Corp. 3.05%, 3/1/2019(q)	4,800	4,789
VW Credit, Inc. 3.29%, 4/3/2019(q)	4,500	4,477
Walgreens Boots Alliance, Inc.
2.78%, 2/5/2019(q)	3,000	2,999
3.30%, 5/24/2019(q)	1,570	1,555
Westpac Banking Corp. 3.10%, 11/4/2019(q)	5,950	5,824

TOTAL COMMERCIAL PAPER (Cost $211,828)		211,887

	Shares (000)
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(r)(s)	301,979	301,979
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(r)(s)	81,645	81,645

TOTAL INVESTMENT COMPANIES (Cost $383,624)		383,624

TOTAL SHORT-TERM INVESTMENTS (Cost $632,206)		632,275

Total Investments — 99.7% (Cost $11,682,047)		12,083,077
Other Assets Less Liabilities — 0.3%		42,421

Net Assets — 100.0%		12,125,498

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.4%
Equity Real Estate Investment Trusts (REITs)	7.2
Oil, Gas & Consumable Fuels	6.2
Asset-Backed Securities	5.2
Collateralized Mortgage Obligations	4.7
Mortgage-Backed Securities	4.4
Pharmaceuticals	4.3
Diversified Telecommunication Services	3.8
Insurance	3.7
Media	3.3
Capital Markets	3.1
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	1.9
Electric Utilities	1.8
IT Services	1.7
Wireless Telecommunication Services	1.6
Foreign Government Securities	1.5
Semiconductors & Semiconductor Equipment	1.4
Chemicals	1.3
Metals & Mining	1.2
Commercial Mortgage-Backed Securities	1.1
Beverages	1.1
Food Products	1.1
Consumer Finance	1.1
Auto Components	1.0
Tobacco	1.0
Others (each less than 1.0%)	19.3
Short-Term Investments	5.2

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ADR	American Depositary Receipt
BA	Canadian Bankers’ Acceptance Rate
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ETF	Exchange Traded Fund
EUR	Euro
FDR	Finnish Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PEN	Peruvian Nuevo SoI
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar
SGPS	Holding company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2019.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2019.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Amount rounds to less than one thousand.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of January 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2019.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(q)	The rate shown is the effective yield as of January 31, 2019.
(r)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	134	03/2019	EUR	4,842	168
FTSE 100 Index	52	03/2019	GBP	4,718	136
U.S. Treasury 5 Year Note	17,564	03/2019	USD	2,017,665	35,640

					35,944

Short Contracts
EURO STOXX 50 Index	(10,182)	03/2019	EUR	(367,913)	(11,548)
Foreign Exchange GBP/USD	(3,336)	03/2019	USD	(274,115)	(10,454)
MSCI Emerging Markets E-Mini Index	(3,637)	03/2019	USD	(193,434)	(14,548)

					(36,550)

					(606)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$92,397	$—	$92,397
Austria	—	9,503	—	9,503
Belgium	19,580	6,960	—	26,540
Canada	52,393	—	2,847	55,240
Cayman Islands	—	—	72	72
China	—	167,243	—	167,243
Colombia	520	1,474	—	1,994
Czech Republic	—	12,384	—	12,384
Denmark	—	15,084	—	15,084
Finland	—	27,454	—	27,454
France	1,518	261,742	—	263,260
Germany	—	127,863	—	127,863
Hong Kong	—	57,982	—	57,982

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hungary	$—	$15,659	$—	$15,659
India	9,768	19,478	—	29,246
Indonesia	—	13,349	—	13,349
Ireland	—	4,528	—	4,528
Italy	—	40,321	—	40,321
Japan	—	128,605	—	128,605
Luxembourg	—	1,339	—	1,339
Macau	—	9,836	—	9,836
Netherlands	—	36,046	—	36,046
New Zealand	—	—	1,262	1,262
Norway	—	31,224	—	31,224
Portugal	—	3,736	—	3,736
Russia	19,854	26,187	—	46,041
Singapore	—	31,368	—	31,368
South Africa	6,050	39,217	—	45,267
South Korea	6,651	35,120	—	41,771
Spain	—	84,661	—	84,661
Sweden	—	28,736	—	28,736
Switzerland	—	154,653	—	154,653
Taiwan	39,984	70,704	—	110,688
Thailand	3,175	22,520	—	25,695
Turkey	—	4,647	—	4,647
United Arab Emirates	1,638	6,490	—	8,128
United Kingdom	8,023	267,825	—	275,848
United States	1,985,096	17,484	3,479	2,006,059
Other Common Stocks	87,935	—	—	87,935

Total Common Stocks	2,242,185	1,873,819	7,660	4,123,664

Convertible Preferred Stocks
United States	53,943	—	—	53,943
Other Convertible Preferred Stocks	—	2,579	—	2,579

Total Convertible Preferred Stocks	53,943	2,579	—	56,522

Preferred Stocks
United States	85,698	—	3,872	89,570
Exchange Traded Funds
United States	12,917	—	—	12,917
Debt Securities
Asset-Backed Securities
Cayman Islands	—	1,452	6,082	7,534
United States	—	271,780	346,973	618,753

Total Asset-Backed Securities	—	273,232	353,055	626,287

Collateralized Mortgage Obligations
United States	—	563,481	5,835	569,316
Other Collateralized Mortgage Obligations	—	853	—	853

Total Collateralized Mortgage Obligations	—	564,334	5,835	570,169

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	4,902	4,902
United States	—	67,957	63,648	131,605

Total Commercial Mortgage-Backed Securities	—	67,957	68,550	136,507

Convertible Bonds
Other Convertible Bonds	—	188,596	—	188,596
Corporate Bonds
United States	—	3,395,932	74	3,396,006

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Other Corporate Bonds	$—	$901,749	$—		$901,749

Total Corporate Bonds	—	4,297,681	74		4,297,755

Loan Assignments
United States	—	546,641	1,591		548,232
Other Loan Assignments	—	17,774	—		17,774

Total Loan Assignments	—	564,415	1,591		566,006

Foreign Government Securities	—	177,270	—		177,270
Mortgage-Backed Securities	—	529,341	—		529,341
U.S. Treasury Obligations	—	74,729	—		74,729
Supranational	—	962	—		962
Rights
Spain	22	—	—		22
United States	—	—	362		362
Other Rights	—	61	—		61

Total Rights	22	61	362		445

Warrants
United States	—	—	—	(a)	—	(a)
Other Warrants	—	62	—		62

Total Warrants	—	62	—	(a)	62

Short-Term Investments
Certificates of Deposit	—	36,764	—		36,764
Commercial Paper	—	211,887	—		211,887
Investment Companies	383,624	—	—		383,624

Total Short-Term Investments	383,624	248,651	—		632,275

Total Investments in Securities	$2,778,389	$8,863,689	$440,999		$12,083,077

Appreciation in Other Financial Instruments
Futures Contracts	$35,640	$304	$—		$35,944

Depreciation in Other Financial Instruments
Futures Contracts	$(25,002)	$(11,548)	$—		$(36,550)

(a)	Value is Zero.

There were no significant transfers between level 2 and level 3 during the period ended January 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	$1,675		$—	$(121)	$—		$—	$—	$4,528	$—	$6,082
Asset-Backed Securities — United States	412,897		—	(2,209)	312		8,819	(60,291)	17,428	(29,983)	346,973
Collateralized Mortgage Obligations — United States	2,700		—	(315)	(132)		797	(69)	2,854	—	5,835
Commercial Mortgage-Backed Securities — Cayman Islands	4,945		—	(43)	—	(a)	—	—	—	—	4,902
Commercial Mortgage-Backed Securities — United States	53,699		(3)	(267)	6		6,404	(1,880)	10,200	(4,511)	63,648
Common Stocks — Canada	3,149		—	(302)	—		—	—	—	—	2,847
Common Stocks — Cayman Islands	87		—	(15)	—		—	—	—	—	72
Common Stocks — New Zealand	1,262		—	—	—		—	—	—	—	1,262
Common Stocks — United States	3,631		—	(2,905)	—		3,541	(788)	—	—	3,479
Convertible Bonds — United States	219		—	—	—		—	—	—	(219)	—
Corporate Bonds — United Arab Emirates	695		—	—	—		—	—	—	(695)	—
Corporate Bonds — United States	11,235		(9,099)	8,102	4		—	(9,743)	—	(425)	74
Loan Assignments — United States	1,543		(595)	642	—		1	—	—	—	1,591
Preferred Stocks — United States	3,800		—	72	—		218	(218)	—	—	3,872
Rights — United States	377		—	(15)	—		—	—	—	—	362
Warrants — United States	—	(b)	—	—	—		—	—	—	—	—	(b)

Total	$501,914		$(9,697)	$2,624	$190		$19,780	$(72,989)	$35,010	$(35,833)	$440,999

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(3,712,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$2,847		Market Comparable Transactions	Discount for Potential Outcome (a)	7.5% (7.5%)
	130		Terms of Exchange Offer	Expected Recovery	$8.23 ($8.23)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	2,977

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	1

	1		Pending Distribution	Discount for Potential Outcome (a)	99.99% - 100.00% (99.99%)

Corporate Bond	1

	353,055		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 34.00% (9.84%)
				Constant Default Rate	0.00% - 11.25% (2.55%)
				Yield (Discount Rate of Cash Flows)	2.57% - 11.25% (4.17%)
				Discount Margin	1.88% - 3.75% (3.08%)

Asset-Backed Securities	353,055

	4,760		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.38% (8.59%)
				Constant Default Rate	0.00% - 5.52% (0.71%)
				Yield (Discount Rate of Cash Flows)	4.45% - 22.80% (5.77%)

Collateralized Mortgage Obligations	4,760

	64,946		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.45%)
				Constant Default Rate	0.00% - 3.00% (0.04%)
				Yield (Discount Rate of Cash Flows)	(42.04%) -199.00% (8.56%)
				Discount Margin	1.49% - 2.80% (2.06%)

Commercial Mortgage-Backed Securities	64,946

	—	(d)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

	178		Pending Distribution	Expected Recovery	0.00% - 100.00% (100.00%)

Loan Assignments	178

Total	$425,918

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2019, the value of these investments was approximately $15,081,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Value is zero.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.1%

Australia - 2.0%
BHP Group Ltd.	1,834	46,832
BHP Group plc	1,643	36,720

		83,552

Austria - 0.5%
Erste Group Bank AG*	558	19,469

Belgium - 0.5%
KBC Group NV	303	20,543

Brazil - 1.1%
Itau Unibanco Holding SA, ADR	4,205	44,745

		44,745

China - 1.8%
Ping An Insurance Group Co. of China Ltd., Class H	4,731	46,054
Tencent Holdings Ltd.	701	31,223

		77,277

Denmark - 1.5%
Novo Nordisk A/S, Class B	1,310	61,400

France - 14.6%
Accor SA	962	41,832
Airbus SE	451	51,945
AXA SA	1,494	34,646
BNP Paribas SA	785	36,983
Capgemini SE	293	32,305
EssilorLuxottica SA	275	34,793
L’Oreal SA	113	27,203
LVMH Moet Hennessy Louis Vuitton SE	200	64,194
Orange SA	3,810	59,088
Pernod Ricard SA	314	52,053
Safran SA	456	59,973
Schneider Electric SE	545	38,779
TOTAL SA	1,479	81,064

		614,858

Germany - 8.8%
adidas AG	181	43,158
Allianz SE (Registered)	332	70,418
Bayer AG (Registered)	589	44,618
Continental AG	288	45,436
Deutsche Boerse AG	271	36,085
Fresenius Medical Care AG & Co. KGaA	406	29,832
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	94	20,967
SAP SE	785	81,142

		371,656

Hong Kong - 3.7%
AIA Group Ltd.	11,669	105,366
CK Asset Holdings Ltd.	6,072	51,119

		156,485

India - 1.4%
HDFC Bank Ltd., ADR	594	58,356

		58,356

Japan - 17.8%
Asahi Group Holdings Ltd.	1,167	48,902
Daikin Industries Ltd.	480	51,977
FANUC Corp.	236	40,139
Honda Motor Co. Ltd.	1,791	53,781
Kao Corp.	487	34,458
Keyence Corp.	109	55,836
Komatsu Ltd.	1,516	39,925
Kubota Corp.	2,754	43,661
Makita Corp.	1,094	38,773
Mitsui Fudosan Co. Ltd.	1,739	42,241
Nidec Corp.	354	42,619
Nitto Denko Corp.	426	24,108
Recruit Holdings Co. Ltd.	1,056	28,333
Shin-Etsu Chemical Co. Ltd.	636	53,600
SMC Corp.	143	47,065
Sumitomo Mitsui Financial Group, Inc.	1,985	73,839
Tokyo Electron Ltd.	224	32,709

		751,966

Macau - 0.9%
Sands China Ltd.	7,577	36,349

Netherlands - 5.8%
ASML Holding NV	409	71,556
ING Groep NV	4,328	51,356
Royal Dutch Shell plc, Class A	3,882	120,347

		243,259

Singapore - 1.3%
DBS Group Holdings Ltd.	3,207	57,157

South Africa - 0.3%
Naspers Ltd., Class N	62	14,349

South Korea - 1.2%
Samsung Electronics Co. Ltd., GDR(a)	49	50,548
Samsung Electronics Co. Ltd., GDR(b)	1	798

		51,346

Spain - 1.1%
Industria de Diseno Textil SA	1,658	46,381

Sweden - 1.8%
Atlas Copco AB, Class A*	1,343	35,042
Epiroc AB, Class A*	1,814	17,416
Lundin Petroleum AB	733	23,458

		75,916

Switzerland - 12.7%
ABB Ltd. (Registered)	1,735	33,206
Cie Financiere Richemont SA (Registered)	571	39,374
Glencore plc*	11,359	46,189
LafargeHolcim Ltd. (Registered)*	284	13,345
Nestle SA (Registered)	1,854	161,631
Novartis AG (Registered)	1,367	119,359
Roche Holding AG	383	101,898
UBS Group AG (Registered)*	1,552	20,117

		535,119

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR	1,045	39,300

		39,300

United Kingdom - 18.4%
AstraZeneca plc	867	62,811
Aviva plc	8,285	45,061
Burberry Group plc	2,085	49,292
Diageo plc	2,636	100,596
GlaxoSmithKline plc	4,300	83,525
Legal & General Group plc	8,589	29,262
Linde plc	303	49,169
London Stock Exchange Group plc	584	35,133
Prudential plc	2,212	43,253
RELX plc	2,572	56,850
Smith & Nephew plc	1,799	33,887
Standard Chartered plc	5,668	45,717
Unilever plc	1,964	103,152
WPP plc	3,272	37,447

		775,155

United States - 1.0%
Ferguson plc	604	40,414

TOTAL COMMON STOCKS (Cost $3,770,763)		4,175,052

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 1.9%

INVESTMENT COMPANIES - 1.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(c)(d)(Cost $80,798)	80,798	80,798

Total Investments - 101.0% (Cost $3,851,561)		4,255,850
Liabilities in Excess of Other Assets - (1.0)%		(42,140)

Net Assets - 100.0%		4,213,710

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	11.1%
Banks	9.6
Insurance	9.3
Machinery	6.2
Textiles, Apparel & Luxury Goods	5.4
Oil, Gas & Consumable Fuels	5.3
Beverages	4.7
Personal Products	3.9
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.4
Metals & Mining	3.0
Chemicals	3.0
Electrical Equipment	2.7
Aerospace & Defense	2.6
Real Estate Management & Development	2.2
Capital Markets	2.1
Professional Services	2.0
Software	1.9
Hotels, Restaurants & Leisure	1.8
Diversified Telecommunication Services	1.4
Electronic Equipment, Instruments & Components	1.3
Automobiles	1.3
Building Products	1.2
Media	1.2
Technology Hardware, Storage & Peripherals	1.2
Specialty Retail	1.1
Auto Components	1.1
Others (each less than 1.0%)	4.3
Short-Term Investments	1.9

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2019.

*	Non-income producing security.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$83,552	$–	$83,552
Austria	–	19,469	–	19,469
Belgium	–	20,543	–	20,543
China	–	77,277	–	77,277
Denmark	–	61,400	–	61,400
France	–	614,858	–	614,858
Germany	–	371,656	–	371,656
Hong Kong	–	156,485	–	156,485
Japan	–	751,966	–	751,966
Macau	–	36,349	–	36,349
Netherlands	–	243,259	–	243,259
Singapore	–	57,157	–	57,157
South Africa	–	14,349	–	14,349
South Korea	–	51,346	–	51,346
Spain	–	46,381	–	46,381
Sweden	–	75,916	–	75,916
Switzerland	–	535,119	–	535,119
United Kingdom	49,169	725,986	–	775,155
United States	–	40,414	–	40,414

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Common Stocks	$142,401	$–	$–	$142,401
Total Common Stocks	191,570	3,983,482	–	4,175,052
Short-Term Investments
Investment Companies	80,798	–	–	80,798
Total Investments in Securities	$272,368	$3,983,482	$–	$4,255,850

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.8%

Australia - 2.7%
BHP Group plc	540	12,063

Austria - 1.7%
Erste Group Bank AG*	222	7,739

Brazil - 1.6%
Itau Unibanco Holding SA (Preference)	700	7,443

Canada - 6.5%
Alimentation Couche-Tard, Inc., Class B	210	11,404
Canadian National Railway Co.	108	9,021
Toronto-Dominion Bank (The)	162	9,139

		29,564

China - 7.2%
Ping An Insurance Group Co. of China Ltd., Class H	1,676	16,317
Tencent Holdings Ltd.	370	16,461

		32,778

Denmark - 2.0%
Novo Nordisk A/S, Class B	197	9,232

France - 6.3%
Accor SA	99	4,290
Airbus SE	63	7,219
LVMH Moet Hennessy Louis Vuitton SE	33	10,551
Safran SA	52	6,783

		28,843

Germany - 10.8%
Bayer AG (Registered)	107	8,076
Continental AG	57	8,994
Delivery Hero SE*(a)	152	5,616
Deutsche Boerse AG	70	9,370
SAP SE	123	12,770
Zalando SE*(a)	136	4,147

		48,973

Hong Kong - 5.9%
AIA Group Ltd.	1,963	17,723
CK Asset Holdings Ltd.	1,081	9,101

		26,824

India - 3.6%
HDFC Bank Ltd., ADR	165	16,187

Indonesia - 2.2%
Bank Central Asia Tbk. PT	4,990	10,094

Japan - 10.2%
Asahi Group Holdings Ltd.	166	6,962
FANUC Corp.	48	8,130
Keyence Corp.	14	7,102
Komatsu Ltd.	266	7,012
Shin-Etsu Chemical Co. Ltd.	115	9,713
SMC Corp.	23	7,492

		46,411

Netherlands - 2.8%
ASML Holding NV	36	6,214
NN Group NV	152	6,407

		12,621

Switzerland - 7.2%
Nestle SA (Registered)	242	21,125
Novartis AG (Registered)	134	11,738

		32,863

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	229	8,611

United Kingdom - 22.0%
AstraZeneca plc	123	8,895
Aviva plc	1,141	6,205
Burberry Group plc	379	8,959
Diageo plc	329	12,572
GlaxoSmithKline plc	565	10,977
Legal & General Group plc	2,637	8,983
Linde plc	49	8,020
RELX plc	461	10,187
Smith & Nephew plc	544	10,253
Unilever NV, CVA	285	15,258

		100,309

United States - 2.2%
Ferguson plc	147	9,865

TOTAL COMMON STOCKS (Cost $431,832)		440,420

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c)(Cost $16,590)	16,590	16,590

Total Investments - 100.4% (Cost $448,422)		457,010
Liabilities in Excess of Other Assets - (0.4)%		(1,919)

Net Assets - 100.0%		455,091

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	12.1%
Banks	11.1
Pharmaceuticals	10.7
Machinery	5.0
Food Products	4.6
Beverages	4.3
Textiles, Apparel & Luxury Goods	4.3
Chemicals	3.9
Interactive Media & Services	3.6
Personal Products	3.3
Semiconductors & Semiconductor Equipment	3.2
Aerospace & Defense	3.1
Software	2.8
Metals & Mining	2.6
Food & Staples Retailing	2.5
Health Care Equipment & Supplies	2.2
Professional Services	2.2
Trading Companies & Distributors	2.2
Internet & Direct Marketing Retail	2.1
Capital Markets	2.1
Real Estate Management & Development	2.0
Road & Rail	2.0
Auto Components	2.0
Electronic Equipment, Instruments & Components	1.6
Others (each less than 1.0%)	0.9
Short-Term Investments	3.6

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities

Common Stocks
Australia	$–	$12,063	$–	$12,063
Austria	–	7,739	–	7,739
China	–	32,778	–	32,778
Denmark	–	9,232	–	9,232
France	–	28,843	–	28,843
Germany	–	48,973	–	48,973
Hong Kong	–	26,824	–	26,824
Indonesia	–	10,094	–	10,094
Japan	–	46,411	–	46,411
Netherlands	–	12,621	–	12,621
Switzerland	–	32,863	–	32,863
United Kingdom	8,020	92,289	–	100,309
United States	–	9,865	–	9,865
Other Common Stocks	61,805	–	–	61,805
Total Common Stocks	69,825	370,595	–	440,420

Short-Term Investments
Investment Companies	16,590	–	–	16,590
Total Investments in Securities	$86,415	$370,595	$–	$457,010

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 95.7%

Australia - 6.9%
AGL Energy Ltd.	84	1,309
Alumina Ltd.	567	1,009
Australia & New Zealand Banking Group Ltd.	235	4,278
Bank of Queensland Ltd.	99	732
BHP Group Ltd.	224	5,722
BlueScope Steel Ltd.	80	733
Fortescue Metals Group Ltd.	259	1,070
Harvey Norman Holdings Ltd.	263	647
JB Hi-Fi Ltd.(a)	43	693
Metcash Ltd.	417	753
Qantas Airways Ltd.	205	812
Rio Tinto plc	121	6,683
Sandfire Resources NL	165	844
South32 Ltd.	688	1,761
St Barbara Ltd.	234	852
Telstra Corp. Ltd.	535	1,213
Whitehaven Coal Ltd.	286	1,034

		30,145

Austria - 1.4%
AT&S Austria Technologie & Systemtechnik AG	38	785
BAWAG Group AG(b)	18	750
Erste Group Bank AG*	32	1,128
EVN AG	31	507
OMV AG	27	1,366
Raiffeisen Bank International AG	35	921
Telekom Austria AG*	65	498

		5,955

Belgium - 0.7%
Ageas	24	1,102
D’ieteren SA/NV	11	436
KBC Group NV	24	1,610

		3,148

Denmark - 0.6%
Matas A/S	85	962
Pandora A/S	14	601
Scandinavian Tobacco Group A/S, Class A(b)	63	820

		2,383

Finland - 1.3%
Cramo OYJ	44	843
Metsa Board OYJ, Class B	81	592
Ramirent OYJ	76	518
Sanoma OYJ	85	822
Stora Enso OYJ, Class R	77	1,036
Tokmanni Group Corp.	70	684
UPM-Kymmene OYJ	19	558
YIT OYJ	78	503

		5,556

France - 9.1%
Air France-KLM*	53	667
ALD SA(b)	41	590
Arkema SA	8	773
Atos SE	7	679
AXA SA	165	3,826
Casino Guichard Perrachon SA(a)	22	1,104
CNP Assurances	34	772
Credit Agricole SA	149	1,701
Engie SA	179	2,866
Eramet	8	525
Europcar Mobility Group(b)	51	446
Eutelsat Communications SA	43	922
Groupe Crit	9	539
IPSOS	30	694
Kaufman & Broad SA	21	860
Neopost SA	30	756
Orange SA	177	2,751
Peugeot SA	52	1,303
Publicis Groupe SA	8	477
Rothschild & Co.	18	580
Sanofi	84	7,313
TOTAL SA	171	9,390

		39,534

Georgia - 0.3%
Bank of Georgia Group plc	29	574
TBC Bank Group plc	40	763

		1,337

Germany - 6.2%
ADLER Real Estate AG	33	524
Allianz SE (Registered)	32	6,801
Covestro AG(b)	22	1,201
CropEnergies AG	63	363
Deutsche Lufthansa AG (Registered)	37	945
Deutsche Pfandbriefbank AG(b)	67	752
Deutsche Telekom AG (Registered)	265	4,310
Evonik Industries AG	39	1,067
Freenet AG	34	734
JOST Werke AG(b)	25	873
METRO AG	44	746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7	1,607
RWE AG	52	1,293
Siltronic AG	6	579
Takkt AG	55	937
Volkswagen AG (Preference)	18	3,068
Wuestenrot & Wuerttembergische AG	45	843
Zeal Network SE	20	495

		27,138

Ghana - 0.1%
Tullow Oil plc*	216	580

Hong Kong - 3.0%
Bank of East Asia Ltd. (The)	319	1,075
CK Hutchison Holdings Ltd.	248	2,500
Hongkong Land Holdings Ltd.	202	1,450
Hysan Development Co. Ltd.	196	1,020
Kerry Properties Ltd.	186	773
New World Development Co. Ltd.	763	1,203
NWS Holdings Ltd.	473	1,082
Sun Hung Kai Properties Ltd.	137	2,298
Wheelock & Co. Ltd.	179	1,147
Xinyi Glass Holdings Ltd.	462	563

		13,111

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
India - 0.1%
Rhi Magnesita NV	10	584

Ireland - 0.1%
Origin Enterprises plc	69	452

Isle of Man - 0.1%
Strix Group plc	180	333

Israel - 0.8%
Bank Leumi Le-Israel BM	175	1,155
Israel Discount Bank Ltd., Class A	268	949
Plus500 Ltd.	44	892
Taptica international Ltd.	228	604

		3,600

Italy - 3.2%
ASTM SpA	39	930
Banca Farmafactoring SpA(b)	139	817
Cairo Communication SpA	217	947
Eni SpA	219	3,708
Esprinet SpA	106	466
Intesa Sanpaolo SpA	1,092	2,499
Maire Tecnimont SpA	204	820
Mediobanca Banca di Credito Finanziario SpA	134	1,170
Poste Italiane SpA(b)	97	835
Rizzoli Corriere Della Sera Mediagroup SpA*	601	1,000
Unieuro SpA*(b)	61	776

		13,968

Japan - 23.1%
77 Bank Ltd. (The)	28	490
Advantest Corp.	42	957
Asahi Kasei Corp.	68	746
Bridgestone Corp.	61	2,356
Brother Industries Ltd.	68	1,146
Daicel Corp.	99	1,035
Dai-ichi Life Holdings, Inc.	124	2,018
Daiwa Securities Group, Inc.	254	1,266
DMG Mori Co. Ltd.	75	1,021
FUJIFILM Holdings Corp.	13	546
Fujitsu Ltd.	8	517
Fukuoka Financial Group, Inc.	50	1,096
Gunma Bank Ltd. (The)	178	785
Hitachi Capital Corp.	33	754
Hitachi Ltd.	89	2,800
Honda Motor Co. Ltd.	137	4,119
Idemitsu Kosan Co. Ltd.	33	1,179
IHI Corp.	22	709
Isuzu Motors Ltd.	82	1,226
ITOCHU Corp.	140	2,572
Japan Airlines Co. Ltd.	21	775
JFE Holdings, Inc.	85	1,497
JXTG Holdings, Inc.	366	2,001
Kajima Corp.	90	1,280
Kansai Electric Power Co., Inc. (The)	98	1,487
KDDI Corp.	136	3,388
K’s Holdings Corp.	86	854
Kumagai Gumi Co. Ltd.	27	844
Maeda Corp.	54	530
Marubeni Corp.	219	1,709
Mitsubishi Chemical Holdings Corp.	192	1,652
Mitsubishi Corp.	118	3,444
Mitsubishi UFJ Financial Group, Inc.	931	4,994
Mitsubishi UFJ Lease & Finance Co. Ltd.	205	1,051
Mitsui & Co. Ltd.	161	2,632
Mizuho Financial Group, Inc.	2,124	3,486
Nippon Telegraph & Telephone Corp.	65	2,786
Nishi-Nippon Financial Holdings, Inc.	56	508
NTT DOCOMO, Inc.	123	2,943
Obayashi Corp.	95	908
Open House Co. Ltd.	14	599
ORIX Corp.	142	2,145
Resona Holdings, Inc.	305	1,543
Shinsei Bank Ltd.	71	956
Shizuoka Bank Ltd. (The)	82	689
Sompo Holdings, Inc.	32	1,206
Sony Corp.	17	867
Sumitomo Chemical Co. Ltd.	238	1,241
Sumitomo Corp.	108	1,674
Sumitomo Heavy Industries Ltd.	28	936
Sumitomo Mitsui Financial Group, Inc.	111	4,129
Sumitomo Mitsui Trust Holdings, Inc.	44	1,659
Taiheiyo Cement Corp.	34	1,174
Taisei Corp.	19	904
Tokuyama Corp.	27	639
Toyota Boshoku Corp.	52	838
Toyota Motor Corp.	163	10,014
Toyota Tsusho Corp.	42	1,333
TS Tech Co. Ltd.	23	698
Yokohama Rubber Co. Ltd. (The)	51	1,088

		100,439

Luxembourg - 0.7%
Aperam SA	16	492
ArcelorMittal	83	1,906
RTL Group SA	15	842

		3,240

Netherlands - 7.3%
ABN AMRO Group NV, CVA(b)	62	1,535
Aegon NV	289	1,489
ASR Nederland NV	20	856
BE Semiconductor Industries NV	25	636
Flow Traders(b)	26	800
Heijmans NV, CVA*	80	835
ING Groep NV	327	3,879
Intertrust NV(b)	49	797
NIBC Holding NV(b)	89	885

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
NN Group NV	40	1,707
Royal Dutch Shell plc, Class A	561	17,385
Signify NV(b)	35	872

		31,676

New Zealand - 0.2%
Air New Zealand Ltd.	386	750

Norway - 2.8%
BW Offshore Ltd.*	78	372
DNB ASA	111	1,968
DNO ASA	276	530
Equinor ASA	113	2,588
Europris ASA*(b)	179	576
Komplett Bank ASA*	298	424
Norwegian Finans Holding ASA*	99	812
Olav Thon Eiendomsselskap ASA	27	460
Scottish Salmon Co. Plc (The)	267	489
Selvaag Bolig ASA	106	544
SpareBank 1 Nord Norge	105	824
SpareBank 1 SMN	81	834
SpareBank 1 SR-Bank ASA	74	805
Storebrand ASA	58	443
Telenor ASA	25	464

		12,133

Portugal - 0.3%
Altri SGPS SA	98	811
Semapa-Sociedade de Investimento e Gestao	36	624

		1,435

Russia - 0.2%
Evraz plc	139	909

Singapore - 1.2%
DBS Group Holdings Ltd.	70	1,246
Jardine Cycle & Carriage Ltd.	18	514
Oversea-Chinese Banking Corp. Ltd.	203	1,743
United Overseas Bank Ltd.	90	1,687

		5,190

South Africa - 0.6%
Anglo American plc	106	2,699

Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	38	1,566
CaixaBank SA	315	1,193
Enagas SA	45	1,298
Mediaset Espana Comunicacion SA	77	543
Repsol SA	141	2,466
Talgo SA*(b)	80	498
Telefonica SA	404	3,479

		11,043

Sweden - 2.9%
Betsson AB*	96	886
Boliden AB*	31	781
Granges AB	57	544
Lindab International AB	64	519
Mycronic AB(a)	64	817
Nobia AB	128	743
Peab AB	84	702
Skandinaviska Enskilda Banken AB, Class A	189	1,981
SSAB AB, Class A	121	480
Svenska Handelsbanken AB, Class A	143	1,559
Swedbank AB, Class A	97	2,212
Tethys Oil AB	107	816
Volvo AB, Class B	33	478

		12,518

Switzerland - 5.4%
ALSO Holding AG (Registered)*	8	973
Dufry AG (Registered)*	5	507
Glencore plc*	880	3,577
Novartis AG (Registered)	80	6,988
Orior AG	11	960
Resurs Holding AB(b)	133	880
Roche Holding AG	3	865
Swiss Life Holding AG (Registered)*	4	1,609
Swiss Re AG	29	2,757
Vetropack Holding AG	—(c)	452
Zurich Insurance Group AG*	13	3,952

		23,520

Ukraine - 0.2%
Ferrexpo plc	260	882

United Kingdom - 14.2%
Barclays plc	1,502	3,130
Barratt Developments plc	203	1,439
Berkeley Group Holdings plc	18	902
Biffa plc(b)	288	674
Bovis Homes Group plc	63	840
British Land Co. plc (The), REIT	183	1,379
BT Group plc	713	2,174
Centrica plc	675	1,213
Charter Court Financial Services Group plc(b)	262	951
Derwent London plc, REIT	23	971
Dialog Semiconductor plc*	35	1,021
Draper Esprit plc*	98	678
EI Group plc*	213	564
Fiat Chrysler Automobiles NV*	48	814
Firstgroup plc*	453	551
Forterra plc(b)	296	1,030
G4S plc	194	497
Genel Energy plc*	251	611
GlaxoSmithKline plc	348	6,767
Greene King plc	71	562
Halfords Group plc	247	750
Imperial Brands plc	89	2,940
Inchcape plc	117	883
International Consolidated Airlines Group SA	130	1,093
International Personal Finance plc	298	807
ITV plc	750	1,274
J Sainsbury plc	252	943
JPJ Group plc*	106	955
Just Group plc	403	537

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Legal & General Group plc	671	2,284
Lloyds Banking Group plc	5,860	4,467
Micro Focus International plc	56	1,068
Mitchells & Butlers plc*	214	794
Morgan Sindall Group plc	44	675
National Express Group plc	141	727
OneSavings Bank plc	183	903
Persimmon plc	50	1,574
Premier Foods plc*	1,552	814
Royal Bank of Scotland Group plc	608	1,928
Saga plc	503	719
St Modwen Properties plc	96	518
Staffline Group plc	34	299
Taylor Wimpey plc	677	1,467
U & I Group plc	318	845
Vodafone Group plc	2,170	3,957
WPP plc	158	1,813

		61,802

United States - 0.2%
TI Fluid Systems plc(b)	259	645

TOTAL COMMON STOCKS (Cost $442,065)		416,705

Investments	No. of Rights (000)	Value ($000)
RIGHTS - 0.0%(d)
Spain - 0.0%(d)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019* (Cost $20)	38	21

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(e)(f)(Cost $14,793)	14,793	14,793

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(e)(f)(Cost $2,469)	2,469	2,469

Total Investments - 99.7% (Cost $459,347)		433,988
Other Assets Less Liabilities - 0.3%		1,168

Net Assets - 100.0%		435,156

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.8%
Oil, Gas & Consumable Fuels	10.4
Insurance	8.1
Metals & Mining	7.6
Pharmaceuticals	5.1
Automobiles	4.7
Diversified Telecommunication Services	4.1
Trading Companies & Distributors	3.4
Real Estate Management & Development	2.6
Wireless Telecommunication Services	2.5
Media	2.3
Construction & Engineering	2.2
Household Durables	2.0
Chemicals	1.9
Multi-Utilities	1.5
Auto Components	1.4
Electronic Equipment, Instruments & Components	1.4
Airlines	1.2
Diversified Financial Services	1.1
Specialty Retail	1.0
Machinery	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	13.3
Short-Term Investment	3.4

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $2,337,000.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than one thousand.

(d)	Amount rounds to less than 0.1% of net assets.

(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)	The rate shown is the current yield as of January 31, 2019.

*	Non-income producing security.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	164	03/2019	EUR	5,926	236
FTSE 100 Index	51	03/2019	GBP	4,627	96
TOPIX Index	30	03/2019	JPY	4,333	134

					466

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$30,145	$–	$30,145
Austria	–	5,955	–	5,955
Belgium	–	3,148	–	3,148
Denmark	962	1,421	–	2,383
Finland	1,527	4,029	–	5,556
France	–	39,534	–	39,534
Georgia	763	574	–	1,337
Germany	887	26,251	–	27,138
Ghana	–	580	–	580
Hong Kong	–	13,111	–	13,111
India	–	584	–	584
Ireland	–	452	–	452
Isle of Man	–	333	–	333
Israel	–	3,600	–	3,600
Italy	–	13,968	–	13,968
Japan	–	100,439	–	100,439
Luxembourg	–	3,240	–	3,240
Netherlands	800	30,876	–	31,676
New Zealand	–	750	–	750
Norway	884	11,249	–	12,133
Portugal	–	1,435	–	1,435
Russia	–	909	–	909
Singapore	–	5,190	–	5,190
South Africa	–	2,699	–	2,699
Spain	–	11,043	–	11,043
Sweden	–	12,518	–	12,518
Switzerland	960	22,560	–	23,520
Ukraine	–	882	–	882
United Kingdom	7,434	54,368	–	61,802
Other Common Stocks	645	–	–	645

Total Common Stocks	14,862	401,843	–	416,705

Rights
Spain	21	–	–	21
Short-Term Investments
Investment Companies	14,793	–	–	14,793
Investment of cash collateral from securities loaned	2,469	–	–	2,469

Total Investments in Securities	$32,145	$401,843	$–	$433,988

Appreciation in Other Financial Instruments
Futures Contracts	$–	$466	$–	$466

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.5%

Australia - 8.5%
Alumina Ltd.	8,287	14,739
Aurizon Holdings Ltd.	1,559	4,995
BHP Group Ltd.	118	3,008
BlueScope Steel Ltd.	2,106	19,242
CIMIC Group Ltd.	352	11,468
Coles Group Ltd.*	390	3,546
Computershare Ltd.	1,348	17,463
Evolution Mining Ltd.	4,720	13,778
JB Hi-Fi Ltd.(a)	198	3,230
Macquarie Group Ltd.	436	37,101
Metcash Ltd.	3,184	5,746
Qantas Airways Ltd.	5,455	21,628
Regis Resources Ltd.	1,969	7,452
Rio Tinto plc	980	54,194
South32 Ltd.	12,174	31,151
St Barbara Ltd.	1,789	6,523
Wesfarmers Ltd.	390	9,146
Whitehaven Coal Ltd.	5,495	19,884

		284,294

Austria - 0.8%
OMV AG	413	20,542
Verbund AG	95	4,880

		25,422

Belgium - 1.6%
Ageas	586	27,260
UCB SA	309	26,766

		54,026

Denmark - 1.2%
Novo Nordisk A/S, Class B	416	19,514
Royal Unibrew A/S	168	12,630
Topdanmark A/S	140	6,666

		38,810

Finland - 2.0%
Neste OYJ	367	33,626
UPM-Kymmene OYJ	977	28,385
Valmet OYJ	248	5,585

		67,596

France - 6.4%
Capgemini SE	269	29,758
Casino Guichard Perrachon SA	195	9,599
Dassault Aviation SA	7	10,381
Eiffage SA	212	19,853
Kering SA	80	40,171
L’Oreal SA	128	30,835
Peugeot SA	1,252	31,487
Sanofi	76	6,592
Societe BIC SA	53	5,267
Thales SA	228	25,248
TOTAL SA	142	7,764

		216,955

Germany - 8.1%
adidas AG	58	13,913
Allianz SE (Registered)	245	51,917
Aroundtown SA	1,003	8,871
CANCOM SE	64	2,496
Covestro AG(b)	251	13,866
Deutsche Lufthansa AG (Registered)	393	9,929
E.ON SE	2,191	24,352
Evonik Industries AG	425	11,635
Gerresheimer AG	49	3,338
Hannover Rueck SE	110	15,835
HUGO BOSS AG	248	17,806
Jenoptik AG	130	4,210
LEG Immobilien AG	88	10,374
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	142	31,679
RWE AG	1,203	29,919
Siltronic AG	175	17,362
Software AG	71	2,568
Stabilus SA	37	2,284

		272,354

Hong Kong - 1.8%
CLP Holdings Ltd.	2,522	29,368
Hang Seng Bank Ltd.	1,188	27,328
NWS Holdings Ltd.	1,604	3,668

		60,364

Israel - 0.6%
Bank Leumi Le-Israel BM	1,234	8,156
Israel Discount Bank Ltd., Class A	2,157	7,628
Plus500 Ltd.	251	5,068

		20,852

Italy - 1.8%
A2A SpA	8,198	14,959
Eni SpA	2,028	34,392
ERG SpA	258	5,062
Snam SpA	1,114	5,319

		59,732

Japan - 24.2%
Advantest Corp.	756	17,295
Alfresa Holdings Corp.	260	7,160
Astellas Pharma, Inc.	1,518	22,520
Bridgestone Corp.	426	16,413
Brother Industries Ltd.	672	11,346
Capcom Co. Ltd.	559	12,033
Central Japan Railway Co.	116	25,070
Chubu Electric Power Co., Inc.	588	9,312
Dai-ichi Life Holdings, Inc.	822	13,344
FCC Co. Ltd.	72	1,833
Fuji Electric Co. Ltd.	389	12,010
FUJIFILM Holdings Corp.	461	19,816
Fujitsu Ltd.	238	15,987
Hitachi Ltd.	681	21,436
Idemitsu Kosan Co. Ltd.	163	5,734
ITOCHU Corp.	1,232	22,596
Japan Aviation Electronics Industry Ltd.	208	2,711
Japan Retail Fund Investment Corp., REIT	4	8,425
JXTG Holdings, Inc.	2,975	16,248
Kaken Pharmaceutical Co. Ltd.	53	2,485

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kansai Electric Power Co., Inc. (The)	1,076	16,372
KDDI Corp.	966	24,135
KH Neochem Co. Ltd.	162	3,800
Kirin Holdings Co. Ltd.	869	20,734
K’s Holdings Corp.	512	5,103
Kumagai Gumi Co. Ltd.	83	2,616
Kyowa Exeo Corp.	205	5,026
Marubeni Corp.	2,411	18,796
Medipal Holdings Corp.	170	3,924
Mitsubishi Chemical Holdings Corp.	1,274	10,947
Mitsubishi Corp.	659	19,320
Mitsubishi UFJ Financial Group, Inc.	4,201	22,532
Mitsubishi UFJ Lease & Finance Co. Ltd.	446	2,281
Mitsui & Co. Ltd.	1,191	19,455
Mizuho Financial Group, Inc.	13,459	22,092
Nihon Unisys Ltd.	172	4,121
Nippon Telegraph & Telephone Corp.	491	21,086
Nomura Real Estate Holdings, Inc.	384	7,452
NTT DOCOMO, Inc.	919	22,081
Oji Holdings Corp.	1,752	10,145
Open House Co. Ltd.	181	7,562
ORIX Corp.	1,048	15,800
Resona Holdings, Inc.	1,889	9,543
Sankyu, Inc.	101	4,933
SBI Holdings, Inc.	627	13,392
Shionogi & Co. Ltd.	297	18,324
Ship Healthcare Holdings, Inc.	62	2,353
Showa Shell Sekiyu KK	422	6,287
SoftBank Group Corp.	38	2,993
Sojitz Corp.	1,950	7,497
Sompo Holdings, Inc.	386	14,550
Sony Corp.	612	30,640
Sumitomo Bakelite Co. Ltd.	42	1,551
Sumitomo Corp.	844	13,062
Sumitomo Dainippon Pharma Co. Ltd.	245	5,768
Sumitomo Mitsui Financial Group, Inc.	675	25,115
Suzuki Motor Corp.	81	4,246
Taisei Corp.	374	17,623
Takeda Pharmaceutical Co. Ltd.	49	1,992
Tokai Carbon Co. Ltd.	829	11,379
Tokuyama Corp.	242	5,653
Toyota Boshoku Corp.	255	4,157
Toyota Motor Corp.	835	51,407
TS Tech Co. Ltd.	201	6,060
Ube Industries Ltd.	50	1,133
V Technology Co. Ltd.	30	4,240

		813,052

Luxembourg - 1.1%
ArcelorMittal	980	22,642
SES SA, FDR	723	14,728

		37,370

Netherlands - 6.7%
ABN AMRO Group NV, CVA(b)	1,029	25,663
ASR Nederland NV	632	26,670
Euronext NV(b)	206	12,660
EXOR NV	266	16,974
Flow Traders(b)	122	3,769
Intertrust NV(b)	152	2,474
Koninklijke Ahold Delhaize NV	1,466	38,623
NN Group NV	74	3,120
Royal Dutch Shell plc, Class B	2,041	63,373
Wolters Kluwer NV	532	33,071

		226,397

New Zealand - 0.2%
Spark New Zealand Ltd.	2,807	7,890

Norway - 2.9%
Austevoll Seafood ASA	287	3,669
DNB ASA	1,633	28,991
Equinor ASA	516	11,806
Leroy Seafood Group ASA	981	7,848
Salmar ASA	306	16,020
Telenor ASA	1,593	30,159

		98,493

Russia - 0.4%
Evraz plc	2,238	14,663

Singapore - 3.0%
DBS Group Holdings Ltd.	2,068	36,853
Oversea-Chinese Banking Corp. Ltd.	4,044	34,690
United Overseas Bank Ltd.	1,504	28,183

		99,726

South Africa - 1.0%
Anglo American plc	1,266	32,342

Spain - 4.3%
ACS Actividades de Construccion y Servicios SA	687	28,413
Amadeus IT Group SA	246	17,854
Cia de Distribucion Integral Logista Holdings SA	157	4,045
Enagas SA	771	22,475
Endesa SA	1,267	31,689
Red Electrica Corp. SA	1,218	28,080
Repsol SA	623	10,943

		143,499

Sweden - 2.3%
Betsson AB*	343	3,161
Fabege AB	727	10,609
Hemfosa Fastigheter AB	331	2,939
JM AB	219	4,431
Nyfosa AB*	104	564
Sandvik AB	1,658	26,494
Swedbank AB, Class A	132	2,989
Swedish Match AB	618	27,702

		78,889

Switzerland - 9.2%
Galenica AG*(b)	81	3,709
Logitech International SA (Registered)	495	18,068
Nestle SA (Registered)	771	67,191

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Novartis AG (Registered)	895	78,118
Partners Group Holding AG	39	26,633
Roche Holding AG	295	78,410
Sunrise Communications Group AG*(b)	108	9,105
Swiss Life Holding AG (Registered)*	70	28,853

		310,087

United Kingdom - 11.4%
3i Group plc	990	11,047
Ashtead Group plc	897	22,764
Barratt Developments plc	1,547	10,941
Berkeley Group Holdings plc	288	14,197
Bovis Homes Group plc	401	5,332
BP plc	577	3,941
Britvic plc	329	3,800
Coca-Cola European Partners plc	579	27,536
Computacenter plc	180	2,475
Diageo plc	186	7,082
Fiat Chrysler Automobiles NV*	1,745	29,868
GlaxoSmithKline plc	2,618	50,859
Howden Joinery Group plc	493	3,268
HSBC Holdings plc	1,897	15,974
Imperial Brands plc	1,046	34,730
International Consolidated Airlines Group SA	3,214	27,142
Legal & General Group plc	9,082	30,941
National Express Group plc	332	1,716
Next plc	397	25,247
Pearson plc	1,225	14,569
Persimmon plc	359	11,192
Redrow plc	2,216	16,901
Tate & Lyle plc	644	5,809
Unilever plc	107	5,600

		382,931

TOTAL COMMON STOCKS (Cost $3,297,679)		3,345,744

Investments	No. of Rights (000)	Value ($000)

RIGHTS - 0.0%(c)

Spain - 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019* (Cost $357)	687	377

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e)(Cost $34,410)	34,410	34,410

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(d)(e)	3	3
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)	3,017	3,017

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,020)		3,020

Total Investments - 100.6% (Cost $3,335,466)		3,383,551
Liabilities in Excess of Other Assets - (0.6)%		(20,386)

Net Assets - 100.0%		3,363,165

Percentages indicated are based on net assets.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations
CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

(a)     The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $2,907,000.

(b)     Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)     Amount rounds to less than 0.1% of net assets.

(d)     Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)     The rate shown is the current yield as of January 31, 2019.

*     Non-income producing security.

Summary of Investments by Industry, January 31, 2019 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	9.3%
Banks	8.7
Oil, Gas & Consumable Fuels	7.8
Insurance	7.4
Metals & Mining	6.5
Trading Companies & Distributors	3.7
Electric Utilities	3.5
Automobiles	3.5
Capital Markets	3.1
Food Products	3.0
Household Durables	2.8
IT Services	2.7
Construction & Engineering	2.5
Textiles, Apparel & Luxury Goods	2.1
Beverages	2.1
Multi-Utilities	2.0
Diversified Telecommunication Services	2.0
Tobacco	1.8
Chemicals	1.8
Airlines	1.7
Food & Staples Retailing	1.7
Technology Hardware, Storage & Peripherals	1.5
Wireless Telecommunication Services	1.5
Real Estate Management & Development	1.4
Diversified Financial Services	1.2
Paper & Forest Products	1.1
Road & Rail	1.1
Personal Products	1.1
Aerospace & Defense	1.1
Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.0

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

INDUSTRY	PERCENTAGE
Multiline Retail	1.0%
Machinery	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	4.2
Short-Term Investments	1.0

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	195	03/2019	EUR	7,046	279
FTSE 100 Index	36	03/2019	GBP	3,266	126
TOPIX Index	75	03/2019	JPY	10,833	259

					664

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$3,546	$280,748	$–	$284,294
Austria	–	25,422	–	25,422
Belgium	–	54,026	–	54,026
Denmark	–	38,810	–	38,810
Finland	–	67,596	–	67,596
France	10,381	206,574	–	216,955
Germany	–	272,354	–	272,354
Hong Kong	–	60,364	–	60,364
Israel	–	20,852	–	20,852
Italy	–	59,732	–	59,732
Japan	–	813,052	–	813,052
Luxembourg	–	37,370	–	37,370
Netherlands	3,769	222,628	–	226,397
New Zealand	–	7,890	–	7,890
Norway	–	98,493	–	98,493
Russia	–	14,663	–	14,663
Singapore	–	99,726	–	99,726
South Africa	–	32,342	–	32,342
Spain	–	143,499	–	143,499
Sweden	564	78,325	–	78,889
Switzerland	–	310,087	–	310,087
United Kingdom	29,252	353,679	–	382,931
Total Common Stocks	47,512	3,298,232	–	3,345,744
Rights
Spain	377	–	–	377
Short-Term Investments
Investment Companies	34,410	–	–	34,410
Investment of cash collateral from securities loaned	3,020	–	–	3,020
Total Investments in Securities	$85,319	$3,298,232	$–	$3,383,551

Appreciation in Other Financial Instruments
Futures Contracts	$–	$664	$–	$664

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 103.4%

COMMON STOCKS - 64.2%

Diversified Financial Services - 9.3%
Berkshire Hathaway, Inc., Class A*	—(a)	12,460
Berkshire Hathaway, Inc., Class B*	68	13,909

		26,369

Diversified Telecommunication Services - 5.1%
Verizon Communications, Inc.(b)	260	14,318

Electric Utilities - 3.3%
NextEra Energy, Inc.(b)	52	9,278

Health Care Providers & Services - 17.1%
Cigna Corp.	135	26,920
UnitedHealth Group, Inc.(b)	80	21,542

		48,462

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A*	3	2,933

IT Services - 8.7%
First Data Corp., Class A*	87	2,135
Fiserv, Inc.*(b)	222	18,439
Mastercard, Inc., Class A(b)	14	2,959
PayPal Holdings, Inc.*	8	687
Visa, Inc., Class A(b)	2	300

		24,520

Life Sciences Tools & Services - 6.5%
Thermo Fisher Scientific, Inc.(b)	75	18,508

Media - 6.0%
Altice USA, Inc., Class A	711	13,967
Discovery, Inc., Class A*	99	2,823
Discovery, Inc., Class C*	8	213

		17,003

Multi-Utilities - 1.0%
Vectren Corp.	40	2,871

Road & Rail - 4.4%
Canadian Pacific Railway Ltd. (Canada)	61	12,433

Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.*	74	5,147

TOTAL COMMON STOCKS (Cost $162,665)		181,842

Investments	No. of Contracts	Value ($000)

OPTIONS PURCHASED - 0.0%(c)

CALL OPTIONS PURCHASED - 0.0%(c)
Beverages - 0.0%(c)
Constellation Brands, Inc. 2/15/2019 at USD 170.00 American Style Notional Amount: USD 1,928 Exchange Traded*	111	58

TOTAL CALL OPTIONS PURCHASED		58

TOTAL OPTIONS PURCHASED (Cost $102)		58

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 39.2%

INVESTMENT COMPANIES - 39.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e)(Cost $110,917)	110,917	110,917

TOTAL LONG POSITIONS (Cost $273,684)		292,817

SHORT POSITIONS - (19.6)%

COMMON STOCKS - (18.6)%

Beverages - (0.7)%
Brown-Forman Corp., Class B	(43)	(2,017)

Building Products - (0.6)%
Fortune Brands Home & Security, Inc.	(35)	(1,577)

Distributors - (0.7)%
LKQ Corp.*	(77)	(2,020)

Electric Utilities - (4.7)%
Southern Co. (The)	(274)	(13,332)

Electrical Equipment - (1.0)%
Acuity Brands, Inc.	(22)	(2,697)

Electronic Equipment, Instruments & Components - (1.9)%
Amphenol Corp., Class A	(62)	(5,487)

Household Durables - (2.9)%
Mohawk Industries, Inc.*	(12)	(1,581)
Newell Brands, Inc.	(67)	(1,411)
Whirlpool Corp.	(38)	(5,093)

		(8,085)

Household Products - (3.7)%
Colgate-Palmolive Co.	(90)	(5,795)
Kimberly-Clark Corp.	(43)	(4,755)

		(10,550)

Machinery - (1.0)%
Illinois Tool Works, Inc.	(21)	(2,896)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media - (0.6)%
CBS Corp. (Non-Voting), Class B	(23)	(1,156)
DISH Network Corp., Class A*	(14)	(443)

		(1,599)

Wireless Telecommunication Services - (0.8)%
Sprint Corp.*	(374)	(2,334)

TOTAL COMMON STOCKS (Proceeds $(50,570))		(52,594)

EXCHANGE TRADED FUNDS - (1.0)%

U.S. Equity - (1.0)%
SPDR S&P 500 ETF Trust (Proceeds $(2,878))	(11)	(2,885)

TOTAL SHORT POSITIONS (Proceeds $(53,448))		(55,479)

Total Investments - 83.8% (Cost $220,236)		237,338
Other Assets Less Liabilities - 16.2%		45,734

Net Assets - 100.0%		283,072

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $39,870,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$292,817	$–	$–	$292,817

Total Liabilities for Securities Sold Short (a)	$(55,479)	$–	$–	$(55,479)

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 100.0%

COMMON STOCKS - 90.2%

Aerospace & Defense - 2.5%
General Dynamics Corp. (a)	16	2,807
Northrop Grumman Corp.	6	1,557

		4,364

Air Freight & Logistics - 0.2%
FedEx Corp.	2	284

Airlines - 0.6%
Delta Air Lines, Inc.(a)	12	576
United Continental Holdings, Inc.*	7	580

		1,156

Auto Components - 0.3%
BorgWarner, Inc.	13	514

Banks - 3.4%
Bank of America Corp.(a)	49	1,394
BB&T Corp.	13	619
Citigroup, Inc.	9	610
KeyCorp	56	928
M&T Bank Corp.	1	206
SunTrust Banks, Inc.	7	414
SVB Financial Group*	5	1,281
Wells Fargo & Co.	4	194
Zions Bancorp NA	9	442

		6,088

Beverages - 0.9%
Coca-Cola Co. (The)	16	778
Constellation Brands, Inc., Class A	4	780

		1,558

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	5	561
Biogen, Inc.*	2	687
Celgene Corp.*	11	952
Regeneron Pharmaceuticals, Inc.*	1	214
Vertex Pharmaceuticals, Inc.*	4	842

		3,256

Building Products - 0.1%
Masco Corp.	8	273

Capital Markets - 2.1%
Ameriprise Financial, Inc.	5	574
CME Group, Inc.	10	1,889
Morgan Stanley(a)	29	1,226

		3,689

Chemicals - 2.8%
Celanese Corp.	14	1,315
DowDuPont, Inc.(a)	6	298
Eastman Chemical Co.	5	439
FMC Corp.	7	548
Linde plc (United Kingdom)	11	1,873
RPM International, Inc.	10	565

		5,038

Consumer Finance - 0.3%
American Express Co.	5	548

Containers & Packaging - 1.0%
Avery Dennison Corp.	17	1,724

Electric Utilities - 5.0%
American Electric Power Co., Inc.	5	386
Evergy, Inc.	37	2,135
Exelon Corp.	32	1,541
NextEra Energy, Inc.(a)	18	3,136
Xcel Energy, Inc.(a)	31	1,623

		8,821

Energy Equipment & Services - 0.3%
TechnipFMC plc (United Kingdom)	23	528

Entertainment - 1.4%
Electronic Arts, Inc.*	26	2,417

Equity Real Estate Investment Trusts (REITs) - 3.1%
AvalonBay Communities, Inc.	6	1,248
Brixmor Property Group, Inc.	19	321
Equity Residential	9	628
Prologis, Inc.	20	1,368
Ventas, Inc.	22	1,411
Vornado Realty Trust(a)	8	561

		5,537

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	3	577

Food Products - 1.4%
Hershey Co. (The)	4	467
Mondelez International, Inc., Class A	43	1,997

		2,464

Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp.*	59	2,269
Intuitive Surgical, Inc.*	1	290
Medtronic plc	15	1,283
Zimmer Biomet Holdings, Inc.	11	1,248

		5,090

Health Care Providers & Services - 4.0%
Anthem, Inc.	3	1,033
Cigna Corp.	13	2,543
DaVita, Inc.*	21	1,179
McKesson Corp.	4	557
UnitedHealth Group, Inc.(a)	5	1,424
Universal Health Services, Inc., Class B	2	306

		7,042

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	5	354
Royal Caribbean Cruises Ltd.	13	1,501
Yum! Brands, Inc.	20	1,854

		3,709

Household Durables - 0.3%
MDC Holdings, Inc.	15	486

Household Products - 0.6%
Procter & Gamble Co. (The)	11	1,036

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	14	1,986

Insurance - 2.0%
Allstate Corp. (The)	15	1,287

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Arthur J Gallagher & Co.	7	543
Axis Capital Holdings Ltd.	11	598
Lincoln National Corp.	14	816
Travelers Cos., Inc. (The)	3	365

		3,609

Interactive Media & Services - 2.9%
Alphabet, Inc., Class C*(a)	5	5,135

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*	2	4,073
Expedia Group, Inc.	17	2,056

		6,129

IT Services - 4.9%
Automatic Data Processing, Inc.	16	2,242
Cognizant Technology Solutions Corp., Class A	8	586
First Data Corp., Class A*	47	1,149
Fiserv, Inc.*	18	1,474
Mastercard, Inc., Class A	6	1,199
PayPal Holdings, Inc.*	16	1,418
Visa, Inc., Class A	4	595

		8,663

Machinery - 1.3%
Ingersoll-Rand plc	11	1,102
Stanley Black & Decker, Inc.(a)	9	1,157

		2,259

Media - 2.3%
Altice USA, Inc., Class A	29	564
Charter Communications, Inc., Class A*	5	1,721
Comcast Corp., Class A	16	590
Discovery, Inc., Class A*	35	987
Discovery, Inc., Class C*	10	276

		4,138

Multiline Retail - 1.3%
Dollar General Corp.	5	576
Dollar Tree, Inc.*	18	1,759

		2,335

Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	12	630
Sempra Energy	6	681

		1,311

Oil, Gas & Consumable Fuels - 6.9%
Concho Resources, Inc.*	10	1,155
Diamondback Energy, Inc.	11	1,165
EOG Resources, Inc.	23	2,248
Marathon Petroleum Corp.	30	2,002
Occidental Petroleum Corp.(a)	28	1,838
ONEOK, Inc.	13	831
Parsley Energy, Inc., Class A*	48	886
Pioneer Natural Resources Co.(a)	15	2,187

		12,312

Pharmaceuticals - 1.3%
Eli Lilly & Co.	4	498
Merck & Co., Inc.	13	974
Pfizer, Inc.	19	796

		2,268

Road & Rail - 6.2%
Canadian Pacific Railway Ltd. (Canada)	7	1,514
Norfolk Southern Corp.(a)	27	4,554
Union Pacific Corp.(a)	32	5,026

		11,094

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	16	1,541
Broadcom, Inc.	3	706
NVIDIA Corp.(a)	16	2,243
NXP Semiconductors NV (Netherlands)	15	1,340
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	30	1,130
Texas Instruments, Inc.(a)	26	2,568

		9,528

Software - 4.8%
Adobe, Inc.*	3	630
Anaplan, Inc.*	33	1,021
Intuit, Inc.	3	583
Microsoft Corp.(a)	19	2,029
Oracle Corp.	9	466
salesforce.com, Inc.*	21	3,166
ServiceNow, Inc.*	3	684

		8,579

Specialty Retail - 5.1%
Advance Auto Parts, Inc.	2	384
AutoZone, Inc.*	2	1,873
Best Buy Co., Inc.	6	369
Home Depot, Inc. (The)	6	1,178
Lowe’s Cos., Inc.	7	721
O’Reilly Automotive, Inc.*	5	1,837
Ross Stores, Inc.	22	2,059
TJX Cos., Inc. (The)	12	597

		9,018

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc., Class B	7	541
PVH Corp.	14	1,526

		2,067

Tobacco - 1.0%
Philip Morris International, Inc.	24	1,845

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc.*	10	401

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*	20	1,424

TOTAL COMMON STOCKS (Cost $133,280)		160,300

SHORT-TERM INVESTMENTS - 9.8%

INVESTMENT COMPANIES - 9.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.49%(b)(c) (Cost $17,471)	17,471	17,474

TOTAL LONG POSITIONS (Cost $150,751)		177,774

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT POSITIONS - (88.8)%

COMMON STOCKS - (88.8)%

Aerospace & Defense - (2.5)%
Huntington Ingalls Industries, Inc.	(5)	(1,061)
Lockheed Martin Corp.	(6)	(1,738)
Raytheon Co.	(4)	(663)
Textron, Inc.	(20)	(1,082)

		(4,544)

Air Freight & Logistics - (1.2)%
CH Robinson Worldwide, Inc.	(8)	(655)
Expeditors International of Washington, Inc.	(8)	(555)
United Parcel Service, Inc., Class B	(9)	(946)

		(2,156)

Auto Components - (0.3)%
Autoliv, Inc. (Sweden)	(5)	(361)
Veoneer, Inc. (Sweden)*	(3)	(97)

		(458)

Automobiles - (1.7)%
General Motors Co.	(39)	(1,528)
Harley-Davidson, Inc.	(11)	(393)
Tesla, Inc.*	(4)	(1,093)

		(3,014)

Banks - (3.5)%
Associated Banc-Corp.	(60)	(1,306)
BancorpSouth Bank	(31)	(897)
Bank of Hawaii Corp.	(20)	(1,529)
Commerce Bancshares, Inc.	(4)	(219)
First Hawaiian, Inc.	(35)	(890)
People’s United Financial, Inc.	(57)	(933)
PNC Financial Services Group, Inc. (The)	(4)	(524)

		(6,298)

Beverages - (0.8)%
Brown-Forman Corp., Class B	(29)	(1,376)

Biotechnology - (1.6)%
AbbVie, Inc.	(12)	(985)
Amgen, Inc.	(8)	(1,523)
Gilead Sciences, Inc.	(6)	(411)

		(2,919)

Building Products - (0.8)%
Johnson Controls International plc	(41)	(1,376)

Capital Markets - (2.8)%
BlackRock, Inc.	(1)	(544)
Federated Investors, Inc., Class B	(30)	(790)
Franklin Resources, Inc.	(6)	(170)
Goldman Sachs Group, Inc. (The)	(2)	(329)
Invesco Ltd.	(22)	(407)
Legg Mason, Inc.	(23)	(672)
Moody’s Corp.	(2)	(288)
State Street Corp.	(6)	(407)
T. Rowe Price Group, Inc.	(6)	(514)
Waddell & Reed Financial, Inc., Class A	(52)	(894)

		(5,015)

Chemicals - (2.6)%
Albemarle Corp.	(17)	(1,406)
LyondellBasell Industries NV, Class A	(27)	(2,346)
PPG Industries, Inc.	(9)	(897)

		(4,649)

Communications Equipment - (1.0)%
Cisco Systems, Inc.	(21)	(1,004)
Juniper Networks, Inc.	(29)	(742)

		(1,746)

Construction Materials - (0.3)%
Martin Marietta Materials, Inc.	(1)	(255)
Vulcan Materials Co.	(3)	(271)

		(526)

Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(17)	(521)
Verizon Communications, Inc.	(18)	(1,016)

		(1,537)

Electric Utilities - (3.7)%
Duke Energy Corp.	(18)	(1,556)
Eversource Energy	(14)	(997)
Southern Co. (The)	(83)	(4,023)

		(6,576)

Electrical Equipment - (2.2)%
Acuity Brands, Inc.	(10)	(1,187)
Emerson Electric Co.	(4)	(277)
Hubbell, Inc.	(14)	(1,558)
Rockwell Automation, Inc.	(3)	(566)
Sensata Technologies Holding plc*	(6)	(268)

		(3,856)

Electronic Equipment, Instruments & Components - (0.4)%
Amphenol Corp., Class A	(9)	(774)

Energy Equipment & Services - (2.3)%
Halliburton Co.	(17)	(531)
Helmerich & Payne, Inc.	(17)	(926)
National Oilwell Varco, Inc.	(9)	(262)
Schlumberger Ltd.	(52)	(2,313)

		(4,032)

Entertainment - (1.1)%
Cinemark Holdings, Inc.	(22)	(920)
Viacom, Inc., Class B	(36)	(1,059)

		(1,979)

Equity Real Estate Investment Trusts (REITs) - (3.5)%
Apartment Investment & Management Co., Class A	(6)	(312)
Apple Hospitality REIT, Inc.	(26)	(430)
Crown Castle International Corp.	(4)	(486)
Extra Space Storage, Inc.	(2)	(228)
Macerich Co. (The)	(10)	(471)
Public Storage	(7)	(1,460)
Regency Centers Corp.	(4)	(263)
Simon Property Group, Inc.	(6)	(1,133)
Taubman Centers, Inc.	(3)	(170)
Welltower, Inc.	(16)	(1,248)

		(6,201)

Food & Staples Retailing - (1.8)%
Kroger Co. (The)	(40)	(1,141)
Sysco Corp.	(14)	(889)
Walgreens Boots Alliance, Inc.	(15)	(1,097)

		(3,127)

Food Products - (1.0)%
General Mills, Inc.	(28)	(1,235)
Kellogg Co.	(10)	(602)

		(1,837)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Gas Utilities - (0.3)%
National Fuel Gas Co.	(10)	(554)

Health Care Equipment & Supplies - (3.5)%
Abbott Laboratories	(28)	(2,068)
Becton Dickinson and Co.	(2)	(566)
DENTSPLY SIRONA, Inc.	(27)	(1,120)
Edwards Lifesciences Corp.*	(2)	(281)
Stryker Corp.	(6)	(1,030)
Varian Medical Systems, Inc.*	(8)	(1,116)

		(6,181)

Health Care Providers & Services - (2.9)%
Cardinal Health, Inc.	(47)	(2,366)
Henry Schein, Inc.*	(19)	(1,509)
Humana, Inc.	(2)	(633)
Patterson Cos., Inc.	(32)	(716)

		(5,224)

Health Care Technology - (0.5)%
Cerner Corp.*	(16)	(852)

Hotels, Restaurants & Leisure - (1.9)%
Chipotle Mexican Grill, Inc.*	(6)	(3,061)
Starbucks Corp.	(4)	(299)

		(3,360)

Household Durables - (0.3)%
Whirlpool Corp.	(4)	(559)

Household Products - (2.2)%
Church & Dwight Co., Inc.	(6)	(384)
Clorox Co. (The)	(10)	(1,451)
Colgate-Palmolive Co.	(32)	(2,063)

		(3,898)

Industrial Conglomerates - (0.6)%
3M Co.	(6)	(1,142)

Insurance - (2.6)%
Aflac, Inc.	(5)	(246)
Arch Capital Group Ltd.*	(14)	(400)
Chubb Ltd.	(12)	(1,593)
RenaissanceRe Holdings Ltd. (Bermuda)	(3)	(443)
Torchmark Corp.	(11)	(937)
Unum Group	(10)	(354)
WR Berkley Corp.	(8)	(606)

		(4,579)

Interactive Media & Services - (0.7)%
Snap, Inc., Class A*	(72)	(481)
Twitter, Inc.*	(23)	(767)

		(1,248)

Internet & Direct Marketing Retail - (1.6)%
eBay, Inc.*	(83)	(2,788)

IT Services - (1.0)%
Infosys Ltd., ADR (India)	(56)	(601)
International Business Machines Corp.	(6)	(749)
Western Union Co. (The)	(20)	(361)

		(1,711)

Leisure Products - (0.5)%
Mattel, Inc.*	(82)	(970)

Machinery - (0.9)%
Donaldson Co., Inc.	(17)	(794)
Illinois Tool Works, Inc.	(6)	(845)

		(1,639)

Media - (4.3)%
AMC Networks, Inc., Class A*	(30)	(1,873)
Interpublic Group of Cos., Inc. (The)	(68)	(1,536)
News Corp., Class A	(125)	(1,601)
Omnicom Group, Inc.	(34)	(2,632)

		(7,642)

Metals & Mining - (0.5)%
Compass Minerals International, Inc.	(18)	(927)

Multiline Retail - (0.8)%
Kohl’s Corp.	(9)	(600)
Target Corp.	(12)	(902)

		(1,502)

Multi-Utilities - (1.7)%
Consolidated Edison, Inc.	(5)	(377)
Dominion Energy, Inc.	(35)	(2,447)
NiSource, Inc.	(11)	(291)

		(3,115)

Oil, Gas & Consumable Fuels - (4.4)%
Apache Corp.	(24)	(790)
Chevron Corp.	(7)	(844)
Enbridge, Inc. (Canada)	(36)	(1,319)
Exxon Mobil Corp.	(39)	(2,822)
Hess Corp.	(21)	(1,141)
Range Resources Corp.	(77)	(849)

		(7,765)

Paper & Forest Products - (0.8)%
Domtar Corp.	(29)	(1,367)

Pharmaceuticals - (0.5)%
Bristol-Myers Squibb Co.	(17)	(850)

Professional Services - (1.6)%
Equifax, Inc.	(3)	(306)
Robert Half International, Inc.	(29)	(1,872)
TransUnion	(10)	(635)

		(2,813)

Road & Rail - (2.7)%
Heartland Express, Inc.	(138)	(2,762)
Knight-Swift Transportation Holdings, Inc.	(10)	(309)
Ryder System, Inc.	(19)	(1,106)
Schneider National, Inc., Class B	(33)	(709)

		(4,886)

Semiconductors & Semiconductor Equipment - (5.9)%
Applied Materials, Inc.	(34)	(1,310)
Intel Corp.	(36)	(1,677)
KLA-Tencor Corp.	(6)	(671)
Lam Research Corp.	(12)	(1,971)
Maxim Integrated Products, Inc.	(10)	(556)
Microchip Technology, Inc.	(8)	(636)
Micron Technology, Inc.*	(45)	(1,724)
Qorvo, Inc.*	(12)	(801)
QUALCOMM, Inc.	(11)	(556)
Skyworks Solutions, Inc.	(8)	(596)

		(10,498)

Software - (0.6)%
Citrix Systems, Inc.	(3)	(276)
Teradata Corp.*	(7)	(332)
VMware, Inc., Class A	(3)	(390)

		(998)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail - (3.0)%
Abercrombie & Fitch Co., Class A	(19)	(410)
American Eagle Outfitters, Inc.	(9)	(185)
Ascena Retail Group, Inc.*	(97)	(238)
AutoNation, Inc.*	(6)	(223)
Bed Bath & Beyond, Inc.	(67)	(1,008)
Buckle, Inc. (The)	(5)	(89)
CarMax, Inc.*	(18)	(1,087)
DSW, Inc., Class A	(28)	(753)
Express, Inc.*	(41)	(220)
Gap, Inc. (The)	(11)	(292)
L Brands, Inc.	(5)	(141)
Williams-Sonoma, Inc.	(12)	(657)

		(5,303)

Technology Hardware, Storage & Peripherals - (3.3)%
Apple, Inc.	(6)	(1,052)
HP, Inc.	(34)	(749)
NetApp, Inc.	(11)	(712)
Seagate Technology plc	(45)	(2,004)
Western Digital Corp.	(29)	(1,286)

		(5,803)

Textiles, Apparel & Luxury Goods - (2.1)%
Carter’s, Inc.	(5)	(394)
Hanesbrands, Inc.	(93)	(1,394)
Under Armour, Inc., Class A*	(45)	(940)
Under Armour, Inc., Class C*	(17)	(328)
VF Corp.	(7)	(607)

		(3,663)

Water Utilities - (0.3)%
American Water Works Co., Inc.	(3)	(291)
Aqua America, Inc.	(8)	(282)

		(573)

Wireless Telecommunication Services - (0.8)%
Sprint Corp.*	(218)	(1,361)

TOTAL COMMON STOCKS (Proceeds $(168,342))		(157,767)

TOTAL SHORT POSITIONS (Proceeds $(168,342))		(157,767)

Total Investments - 11.2% (Cost $(17,591))		20,007
Other Assets Less Liabilities - 88.8%		157,695

Net Assets - 100.0%		177,702

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $34,045,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(1)	03/2019	USD	(135)	(3)

					(3)

Abbreviations

USD	United States Dollar

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$177,774	$–	$–	$177,774

Total Liabilities for Securities Sold Short (a)	$(157,767)	$–	$–	$(157,767)

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3)	$–	$–	$(3)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.4%

Aerospace & Defense - 0.9%
General Dynamics Corp.	66	11,257

Banks - 7.3%
Bank of America Corp.	1,440	40,998
Citigroup, Inc.	370	23,878
Wells Fargo & Co.	527	25,759
		90,635
Beverages - 3.0%
Coca-Cola Co. (The)	254	12,206
Constellation Brands, Inc., Class A	39	6,727
PepsiCo, Inc.	160	18,038
		36,971
Biotechnology - 1.9%
Biogen, Inc.*	39	13,173
Vertex Pharmaceuticals, Inc.*	55	10,477
		23,650
Building Products - 0.6%
Allegion plc	87	7,453

Capital Markets - 4.0%
BlackRock, Inc.	24	9,761
Intercontinental Exchange, Inc.	234	17,985
Morgan Stanley	527	22,299
		50,045
Chemicals - 1.8%
DowDuPont, Inc.	319	17,172
Linde plc (United Kingdom)	33	5,357
		22,529
Commercial Services & Supplies - 1.1%
Waste Connections, Inc.	158	13,169

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	72	14,696

Electric Utilities - 1.3%
NextEra Energy, Inc.	90	16,094

Entertainment - 0.9%
Walt Disney Co. (The)	99	11,038

Food Products - 1.0%
Mondelez International, Inc., Class A	281	12,992

Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp.*	460	17,560
Danaher Corp.	113	12,567
Medtronic plc	162	14,329
Zimmer Biomet Holdings, Inc.	133	14,611
		59,067
Health Care Providers & Services - 4.9%
UnitedHealth Group, Inc.	225	60,857

Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	82	7,746

Industrial Conglomerates - 3.1%
Honeywell International, Inc.	268	38,542

Insurance - 1.4%
Chubb Ltd.	131	17,437

Interactive Media & Services - 6.9%
Alphabet, Inc., Class A*	31	34,881
Alphabet, Inc., Class C*	33	37,227
Facebook, Inc., Class A*	84	13,995
		86,103
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc.*	35	60,774
IT Services - 7.7%
Automatic Data Processing, Inc.	51	7,180
Fidelity National Information Services, Inc.	106	11,068
Fiserv, Inc.*	121	10,026
Mastercard, Inc., Class A	141	29,725
PayPal Holdings, Inc.*	157	13,975
Visa, Inc., Class A	97	13,042
WEX, Inc.*	68	10,971
		95,987
Machinery - 1.2%
Stanley Black & Decker, Inc.	119	15,084
Media - 2.1%
Charter Communications, Inc., Class A*	40	13,287
Comcast Corp., Class A	350	12,817
		26,104
Multi-Utilities - 0.8%
NiSource, Inc.	354	9,660

Oil, Gas & Consumable Fuels - 5.5%
Diamondback Energy, Inc.	52	5,321
EOG Resources, Inc.	205	20,381
Marathon Petroleum Corp.	186	12,357
Occidental Petroleum Corp.	257	17,180
Pioneer Natural Resources Co.	98	13,990
		69,229
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	247	12,200
Eli Lilly & Co.	137	16,382
Merck & Co., Inc.	193	14,380
Pfizer, Inc.	711	30,203
		73,165
Road & Rail - 3.7%
Norfolk Southern Corp.	118	19,819
Union Pacific Corp.	170	26,995
		46,814
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.	192	51,438
NVIDIA Corp.	27	3,853
Texas Instruments, Inc.	111	11,155
		66,446
Software - 7.7%
Adobe, Inc.*	77	19,166
Microsoft Corp.	630	65,750
salesforce.com, Inc.*	77	11,754
		96,670
Specialty Retail - 4.4%
AutoZone, Inc.*	10	8,279
Home Depot, Inc. (The)	151	27,756
Lowe’s Cos., Inc.	195	18,733
		54,768
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	267	44,522

TOTAL COMMON STOCKS (Cost $606,349)		1,239,504

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENT COMPANIES - 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(a)(b)(Cost $4,936)	4,936	4,936

Total Investments - 99.8% (Cost $611,285)		1,244,440
Other Assets Less Liabilities - 0.2%		2,563

Net Assets - 100.0%		1,247,003

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$ 1,244,440	$ –	$ –	$ 1,244,440

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS - 94.1%(a)

Alaska - 1.7%
Other Revenue - 1.7%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.25%, 9/1/2029	13,490	15,608

Arizona - 0.3%
Other Revenue - 0.3%
Phoenix Civic Improvement Corp., Senior Lien
Series C, Rev., 5.00%, 7/1/2022	1,085	1,168
Series C, Rev., 5.00%, 7/1/2024	1,000	1,077

		2,245

Utility - 0.0%(b)
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	229

Total Arizona		2,474

California - 19.0%
Certificate of Participation/Lease - 0.0%(b)
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	89

Education - 0.8%
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	268
Rev., 5.00%, 10/1/2030	225	264
Rev., 5.00%, 10/1/2031	225	262
California State University, Systemwide
Series A, Rev., 5.00%, 11/1/2024	3,000	3,561
Golden West Schools Financing Authority, Placentia-Yorba Linda University
Rev., AMBAC, 5.50%, 8/1/2020	2,475	2,618

		6,973

General Obligation - 6.0%
Center Unified School District, Election of 1991
Series D, GO, NATL, Zero Coupon, 8/1/2026	750	532
Contra Costa Community College District
GO, 5.00%, 8/1/2022	1,000	1,086
GO, 5.00%, 8/1/2024	1,000	1,086
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2039	145	150
Los Angeles Unified School District
Series D, GO, 5.25%, 7/1/2024	5,000	5,074
Series B, GO, 5.00%, 7/1/2026	10,010	12,121
Series C, GO, 5.00%, 7/1/2026	9,000	10,417
Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2022	550	614
San Diego Unified School District, Election of 1998
Series F-1, GO, AGM, 5.25%, 7/1/2028	1,000	1,274
State Center Community College District
GO, 5.00%, 8/1/2024	1,000	1,119
State of California, Various Purpose
GO, 5.63%, 4/1/2026	5,000	5,031
GO, 5.00%, 8/1/2030	10,370	11,958
GO, 6.50%, 4/1/2033	3,010	3,033

		53,495

Hospital - 0.4%
California Health Facilities Financing Authority, Kaiser Permanente
Subseries A-2, Rev., 4.00%, 11/1/2038	1,000	1,040
California Municipal Finance Authority, Community Medical Centers
Series A, Rev., 5.00%, 2/1/2031	1,750	2,004

		3,044

Other Revenue - 0.7%
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series A, Rev., 5.00%, 6/1/2034	4,950	5,550
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	175	207
Series A, Rev., 5.00%, 7/1/2025	395	477
Series A, Rev., 5.00%, 7/1/2026	225	270

		6,504

Prerefunded - 1.1%
California State Public Works Board, University of California
Series H, Rev., 5.00%, 9/1/2023(c)	8,700	10,020
City of Los Angeles, Department of Water & Power, Power System
Series A, Rev., 5.00%, 1/1/2023(c)	15	17

		10,037

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation - 0.9%
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien
Series A, Rev., AGM, 5.00%, 7/1/2022(c)	340	379
Series A, Rev., FGIC, 5.00%, 7/1/2025(c)	2,315	2,783
San Joaquin County Transportation Authority, Measure K
Rev., 5.00%, 3/1/2029	2,285	2,757
Rev., 5.00%, 3/1/2030	2,000	2,395

		8,314

Utility - 7.5%
City of Los Angeles, Department of Water & Power, Power System
Series A, Rev., 5.00%, 7/1/2023	2,500	2,831
Series B, Rev., 5.00%, 7/1/2028	25,385	28,821
Series B, Rev., 5.00%, 7/1/2029	8,580	10,348
Series B, Rev., 5.00%, 7/1/2031	2,100	2,401
Series A, Rev., 5.00%, 7/1/2032	2,550	3,016
Series B, Rev., 5.00%, 7/1/2032	1,925	2,188
Series D, Rev., 5.00%, 7/1/2032	3,300	3,779
Series A, Rev., 5.00%, 7/1/2033	5,000	5,866
Series A, Rev., 5.00%, 7/1/2034	710	828
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	5,000	5,372
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,526

		66,976

Water & Sewer - 1.6%
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,363
Metropolitan Water District Southern Water Works
Series A, Rev., 5.00%, 10/1/2025	2,545	2,816
San Diego County Water Authority
Series 2013A, Rev., 5.00%, 5/1/2030	6,000	6,756

		13,935

Total California		169,367

Colorado - 2.1%
Certificate of Participation/Lease - 0.4%
State of Colorado, Building Excellent Schools Today
Series 2018-M, COP, 5.00%, 3/15/2029	3,150	3,810

General Obligation - 1.7%
Dawson Ridge Metropolitan District No.1
Series A, GO, Zero Coupon, 10/1/2022(c)	4,250	3,941
Douglas County School District No. Re-1, Douglas & Elbert Counties
GO, 5.25%, 12/15/2023	6,950	8,066
GO, 5.25%, 12/15/2025	2,345	2,840

		14,847

Total Colorado		18,657

Connecticut - 1.2%
General Obligation - 1.0%
City of Greenwich
GO, 5.00%, 6/1/2020	200	201
State of Connecticut
Series E, GO, 5.00%, 8/15/2030	8,200	8,952

		9,153

Water & Sewer - 0.2%
South Central Regional Water Authority, Water System Revenue
Series A, Rev., NATL, 5.25%, 8/1/2019	250	255
Series A, Rev., NATL, 5.25%, 8/1/2020	1,290	1,359

		1,614

Total Connecticut		10,767

Delaware - 0.9%
General Obligation - 0.9%
County of New Castle
Series B, GO, 5.00%, 7/15/2021	20	22
State of Delaware
Series C, GO, 5.00%, 3/1/2021	1,000	1,068
Series A, GO, 5.00%, 2/1/2027	2,255	2,761
Series A, GO, 5.00%, 2/1/2028	2,355	2,925
Series A, GO, 5.00%, 2/1/2029	1,370	1,686

		8,462

Total Delaware		8,462

District of Columbia - 1.5%
General Obligation - 0.3%
District of Columbia

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 6/1/2029	290	348
Series A, GO, 5.00%, 6/1/2030	400	476
Series A, GO, 5.00%, 6/1/2031	600	711
Series A, GO, 5.00%, 6/1/2032	620	730

		2,265

Water & Sewer - 1.2%
District of Columbia Water & Sewer Authority, Sub Lien
Series C, Rev., 5.00%, 10/1/2025	5,000	5,569
Series C, Rev., 5.00%, 10/1/2029	5,000	5,565

		11,134

Total District of Columbia		13,399

Florida - 5.7%
General Obligation - 4.5%
Florida State Board of Education, Public Education Capital Outlay
Series A, GO, 5.00%, 6/1/2024	5,090	5,358
Series D, GO, 5.00%, 6/1/2025	32,375	34,764

		40,122

Utility - 0.5%
JEA Electric System
Subseries III-B, Rev., 5.00%, 10/1/2033	4,000	4,510

Water & Sewer - 0.7%
Broward County, Florida Water and Sewer Utility
Series 2015-B, Rev., 5.00%, 10/1/2030	5,000	5,792

Total Florida		50,424

Georgia - 1.2%
General Obligation - 0.6%
Georgia Polk School District
Series 2018, GO, 5.00%, 3/1/2024	175	201
Series 2018, GO, 5.00%, 3/1/2025	350	412
State of Georgia
Series A, GO, 5.00%, 2/1/2025	130	153
Series E, GO, 5.00%, 12/1/2025	3,960	4,747

		5,513

Water & Sewer - 0.6%
Fulton County, Water & Sewerage
Rev., 5.00%, 1/1/2023	5,000	5,294
Henry County Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	137

		5,431

Total Georgia		10,944

Hawaii - 0.9%
General Obligation - 0.9%
State of Hawaii
Series FT, GO, 5.00%, 1/1/2026	4,000	4,782
Series FG, GO, 5.00%, 10/1/2028	2,500	2,975

		7,757

Total Hawaii		7,757

Illinois - 0.8%
General Obligation - 0.0%(b)
Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	156

Other Revenue - 0.0%(b)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	76
Rev., 5.00%, 1/1/2021	200	207
Rev., 5.00%, 1/1/2022	105	110

		393

Transportation - 0.5%
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,347
Regional Transportation Authority
Series A, Rev., NATL, 6.00%, 7/1/2024	750	879

		4,226

Water & Sewer - 0.3%
City of Chicago, Water Revenue, Second Lien Project
Rev., 5.00%, 11/1/2021	1,000	1,060
Rev., 5.00%, 11/1/2022	400	432
Rev., 5.00%, 11/1/2029	1,000	1,106

		2,598

Total Illinois		7,373

Indiana - 1.6%
Other Revenue - 0.2%
Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,254

Prerefunded - 0.8%
Indiana Finance Authority, Revolving Fund
Series A, Rev., 5.00%, 2/1/2022(c)	5,000	5,477
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project
Series F, Rev., AGM, 5.00%, 1/1/2020(c)	1,750	1,802

		7,279

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility - 0.5%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series D, Rev., 5.00%, 1/1/2026	4,050	4,537

Water & Sewer - 0.1%
City of Evansville, Waterworks District
Series B, Rev., 5.00%, 1/1/2022	325	353
Series B, Rev., 5.00%, 1/1/2023	375	408

		761

Total Indiana		13,831

Louisiana - 0.9%
Housing - 0.4%
Louisiana Public Facilities Authority, Multi-Family Housing, CR
Series A, Rev., Zero Coupon, 2/1/2020(c)	3,270	3,207

Other Revenue - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project
Rev., 5.00%, 10/1/2032	3,000	3,378

Utility - 0.1%
City of Alexandria, Utilities
Series A, Rev., 5.00%, 5/1/2043	1,250	1,354

Total Louisiana		7,939

Maryland - 1.4%
General Obligation - 1.4%
Baltimore County, Consolidated Public Improvement GO, 5.00%, 3/1/2032	7,090	8,512
County of Anne Arundel, Consolidated Water and Sewer
Series 2018, GO, 5.00%, 10/1/2029	1,450	1,748
County of Anne Arundel, Water & Sewer
GO, 5.00%, 10/1/2027	2,075	2,490

		12,750

Total Maryland		12,750

Massachusetts - 4.4%
General Obligation - 1.0%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	229
Series B, GO, 5.00%, 1/1/2027	3,000	3,640
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series C, GO, 4.00%, 7/1/2031	5,000	5,248

		9,117

Other Revenue - 0.9%
Massachusetts School Building Authority, Dedicated Sales Tax
Series B, Rev., 5.00%, 8/15/2030	7,420	8,209

Transportation - 1.4%
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2027	10,000	12,384

Water & Sewer - 1.1%
Massachusetts Clean Water Trust (The), Green Bond
Series 20, Rev., 5.00%, 2/1/2036	8,280	9,480

Total Massachusetts		39,190

Michigan - 0.6%
Education - 0.2%
Eastern Michigan University, Board of Regents
Series A, Rev., 5.00%, 3/1/2027	750	888
Series A, Rev., 5.00%, 3/1/2033	1,000	1,136

		2,024

General Obligation - 0.2%
Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2024	2,000	2,138

Other Revenue - 0.2%
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2028	1,240	1,347

Prerefunded - 0.0%(b)
State of Michigan, Environmental Program
Series A, GO, 6.00%, 5/1/2019(c)	100	101

Total Michigan		5,610

Minnesota - 1.5%
General Obligation - 0.3%
County of Hennepin
Series B, GO, 5.00%, 12/1/2027	2,135	2,571

Other Revenue - 1.2%
State of Minnesota, General Fund Refunding Appropriation
Series B, Rev., 5.00%, 3/1/2025	9,705	10,639

Prerefunded - 0.0%(b)
St. Paul Minnesota, Housing & Redevelopment Authority Health Care
Rev., 5.25%, 11/15/2020(c)	195	207

Total Minnesota		13,417

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri - 0.0%(b)
Prerefunded - 0.0%(b)
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water
Series A, Rev., 5.00%, 1/1/2020(c)	20	21

Nebraska - 0.6%
Utility - 0.6%
Omaha Public Power District, Electric System
Series A, Rev., 4.00%, 2/1/2032	5,000	5,248

New Hampshire - 0.1%
Prerefunded - 0.1%
New Hampshire Municipal Bond Bank
Series E, Rev., 5.00%, 1/15/2020(c)	1,195	1,231

New Jersey - 3.9%
Education - 1.6%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2019	3,500	3,538
Series XX, Rev., 5.00%, 6/15/2021	5,145	5,439
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,452

		14,429

General Obligation - 0.4%
North Brunswick Township Board of Education
GO, 5.00%, 7/15/2022	850	887
Township of Woodbridge
GO, 5.00%, 7/15/2022	1,100	1,152
GO, 5.00%, 7/15/2023	1,200	1,256

		3,295

Other Revenue - 0.4%
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2027	2,800	3,213

Transportation - 1.3%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018-A, Rev., 5.00%, 6/15/2028	3,000	3,381
New Jersey Transportation Trust Fund Authority, Transportation Program
Series AA, Rev., 5.00%, 6/15/2036	2,500	2,630
New Jersey Transportation Trust Fund Authority, Transportation System
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,481

		11,492

Water & Sewer - 0.2%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation
Series B, Rev., AGM, Zero Coupon, 12/1/2020	1,995	1,924

Total New Jersey		34,353

New York - 25.9%
Education - 0.4%
Monroe County IDA, School Facility, Modernization Project
Rev., 5.00%, 5/1/2030	2,100	2,497
New York State Dormitory Authority
Series 2018-A, Rev., 5.00%, 10/1/2030	875	1,028

		3,525

General Obligation - 1.8%
City of New York, Fiscal Year 2010
Series E, GO, 5.00%, 8/1/2023	5,000	5,082
City of New York, Fiscal Year 2013
Series D, GO, 5.00%, 8/1/2028	6,085	6,840
Series F, Subseries F-1, GO, 5.00%, 3/1/2030	4,050	4,552

		16,474

Industrial Development Revenue/Pollution Control Revenue - 1.2%
New York Liberty Development Corp., World Trade Center Projects
Class 1, Rev., 5.00%, 9/15/2030	9,475	10,358

Other Revenue - 7.9%
Hudson Yards Infrastructure Corp.
Series A, Rev., 5.00%, 2/15/2033	1,500	1,746
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series D, Subseries D-1, Rev., 5.00%, 11/1/2031	9,000	9,786
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries F-1, Rev., 5.00%, 2/1/2031	10,000	11,196
New York Convention Center Development Corp., Hotel Unit Fee Secured
Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	2,494
New York State Dormitory Authority
Series 2018-A, Rev., 5.00%, 7/1/2038	3,500	4,071
New York State Dormitory Authority, Consolidated Services Contract
Series A, Rev., 5.00%, 7/1/2023	8,500	8,615

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2028	3,000	3,440
Series A, Rev., 5.00%, 3/15/2029	5,000	5,727
Series A, Rev., 5.00%, 3/15/2033	1,000	1,128
Series A, Rev., 5.00%, 3/15/2034	4,225	4,718
New York State Urban Development Corp., State Personal Income Tax
Series C, Rev., 5.00%, 3/15/2027	5,475	6,632
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	7,500	8,665
Series A, Rev., 5.00%, 10/15/2031	1,850	2,119

		70,337

Prerefunded - 3.3%
Metropolitan Transportation Authority
Series A, Rev., 5.00%, 11/15/2021(c)	1,500	1,638
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Series B, Rev., 5.00%, 11/1/2019(c)	5	5
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 2/15/2019(c)	100	100
Triborough Bridge & Tunnel Authority
Series B, Rev., 5.50%, 1/1/2022(c)	450	492
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series A, Rev., 5.00%, 1/1/2022(c)	25,000	27,396

		29,631

Special Tax - 4.1%
New York State Dormitory Authority, State Personal Income Tax
Series C, Rev., 5.00%, 3/15/2031	7,250	8,220
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series C, Rev., 5.00%, 3/15/2033	12,500	14,082
Series C, Rev., 5.00%, 3/15/2041	3,500	3,707
New York State Thruway Authority, State Personal Income Tax, Transportation
Series A, Rev., 5.00%, 3/15/2026	10,000	10,515

		36,524

Transportation - 2.6%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,776
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2024	3,145	3,617
Port Authority of New York & New Jersey, Consolidated
Rev., 5.00%, 5/1/2034	2,965	3,084
Rev., 5.00%, 5/1/2035	2,000	2,081
Rev., 5.00%, 10/15/2041	6,500	7,338
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series B, Rev., 5.00%, 11/15/2031	1,250	1,401

		23,297

Utility - 1.0%
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2028	4,000	4,548
Series TE, Rev., 5.00%, 12/15/2041	4,250	4,744

		9,292

Water & Sewer - 3.6%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010
Series FF, Rev., 5.00%, 6/15/2024	16,335	17,083
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,466
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2026	2,750	3,333
Series A, Rev., 5.00%, 6/15/2027	3,500	4,297
Series A, Rev., 5.00%, 6/15/2028	3,000	3,641

		31,820

Total New York		231,258

North Carolina - 0.1%
Transportation - 0.1%
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	817

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio - 1.0%
Prerefunded - 0.6%
City of Columbus
Series 1, GO, 5.00%, 7/1/2023(c)	4,750	5,397

Transportation - 0.1%
State of Ohio, Capital Facilities Lease Appropriation
Series A, Rev., 5.00%, 4/1/2028	1,020	1,250

Water & Sewer - 0.3%
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2025	555	649
Rev., 5.00%, 11/15/2027	1,500	1,745

		2,394

Total Ohio		9,041

Oklahoma - 0.9%
Education - 0.2%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	250	276
Series 2018, Rev., 5.00%, 10/1/2023	175	198
Series 2018, Rev., 5.00%, 10/1/2025	500	584
Series 2018, Rev., 5.00%, 10/1/2026	500	590

		1,648

Transportation - 0.5%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2024	2,000	2,123
Series A, Rev., 5.00%, 1/1/2038	2,000	2,267

		4,390

Water & Sewer - 0.2%
Oklahoma City Water Utilities Trust, Water & Sewer System
Rev., 5.00%, 7/1/2027	1,380	1,563

Total Oklahoma		7,601

Oregon - 0.8%
General Obligation - 0.3%
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	594
GO, 5.00%, 6/15/2031	1,180	1,396
Marion County
GO, AMBAC, 5.50%, 6/1/2023	100	115
Washington County, Hillsboro School District No. 1J
GO, 5.00%, 6/15/2027	570	698

		2,803

Other Revenue - 0.2%
Oregon State Department of Administrative Services, Lottery
Series A, Rev., 5.00%, 4/1/2027	1,500	1,691

Water & Sewer - 0.3%
City of Portland, Sewer System, Second Lien
Series B, Rev., 4.00%, 10/1/2036	2,180	2,272

Total Oregon		6,766

Pennsylvania - 1.1%
Education - 0.2%
County of Montgomery Higher Education And Health Authority, Thomas Jefferson University
Series 2018-A, Rev., 4.00%, 9/1/2043	2,000	2,006

Hospital - 0.5%
Berks County Pennsylvania, IDA, Health System, Tower Health Project
Rev., 5.00%, 11/1/2027	350	413
Rev., 5.00%, 11/1/2028	450	528
Rev., 5.00%, 11/1/2029	150	174
Rev., 5.00%, 11/1/2030	150	173
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., 2.61%, 3/1/2019(d)	2,645	2,616

		3,904

Other Revenue - 0.4%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2024	500	565
Series 2018, Rev., 5.00%, 6/1/2025	630	722
Series 2018, Rev., 5.00%, 6/1/2026	380	440
Series 2018, Rev., 5.00%, 6/1/2027	500	583
Series 2018, Rev., 5.00%, 6/1/2028	880	1,036
Series 2018, Rev., 5.00%, 6/1/2029	380	445

		3,791

Total Pennsylvania		9,701

Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Educational Building Corp., Brown University
Series A, Rev., 5.00%, 9/1/2025	655	709

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation - 0.1%
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014
Series A, GO, 5.00%, 11/1/2024	1,000	1,137

Total Rhode Island		1,846

South Carolina - 0.2%
General Obligation - 0.0%(b)
State of South Carolina
Series B, GO, 5.00%, 4/1/2024	150	174

Water & Sewer - 0.2%
City of Columbia
Rev., 5.00%, 2/1/2026	1,500	1,635

Total South Carolina		1,809

Tennessee - 1.1%
General Obligation - 0.2%
City of Maryville
Series A, GO, 5.00%, 6/1/2026	1,240	1,490

Utility - 0.9%
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(d)	8,000	8,438

Total Tennessee		9,928

Texas - 8.5%
Education - 0.7%
University of Texas System, Board of Regents, Financing System
Series B, Rev., 5.00%, 8/15/2026	5,000	6,040

General Obligation - 3.5%
Carroll Independent School District
Series C, GO, 5.00%, 3/5/2019	1,270	1,273
City of El Paso, Refunding & Improvement
GO, 5.00%, 2/15/2032	1,490	1,737
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2030	4,000	4,540
City of Lubbock
GO, 5.00%, 2/15/2025	3,150	3,599
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2023	700	756
GO, 5.00%, 8/1/2024	3,500	3,778
GO, 5.00%, 8/1/2026	4,735	5,112
GO, 5.00%, 8/1/2027	2,735	2,953
Crandall Independent School District
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2025	1,150	970
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2026	2,140	1,745
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2027	2,145	1,686
San Jacinto Community College District
GO, AMBAC, 5.00%, 2/15/2020	390	391
GO, 5.00%, 2/15/2040	2,600	2,752
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	210

		31,502

Other Revenue - 0.3%
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	323
Rev., 5.00%, 2/1/2027	290	345
Rev., 5.00%, 2/1/2028	305	367
Rev., 5.00%, 2/1/2029	320	382
Rev., 5.00%, 2/1/2030	340	401
Rev., 5.00%, 2/1/2031	355	416

		2,234

Prerefunded - 0.6%
Harlandale Independent School District
GO, AGC, 5.00%, 8/1/2019(c)	1,830	1,859
Hays County, Pass-Through Toll
GO, 5.00%, 2/15/2020(c)	3,285	3,393

		5,252

Transportation - 1.6%
City of Houston, Airport System, Sub Lien
Series B, Rev., 5.00%, 7/1/2026	3,000	3,225
Grand Parkway Transportation Corp.
Series B, Rev., 5.25%, 10/1/2051	7,660	8,370
North Texas Tollway Authority System, First Tier
Series A, Rev., 5.00%, 1/1/2026	200	223
Series A, Rev., 5.00%, 1/1/2027	550	641
Series A, Rev., 5.00%, 1/1/2030	360	412
Series A, Rev., 5.00%, 1/1/2035	600	681
North Texas Tollway Authority System, Second Tier
Series B, Rev., 5.00%, 1/1/2026	150	167
Series B, Rev., 5.00%, 1/1/2027	300	350
Series B, Rev., 5.00%, 1/1/2030	400	460

		14,529

Utility - 0.4%
City of San Antonio, Electric and Gas System
Rev., 5.00%, 2/1/2026	3,000	3,588

Water & Sewer - 1.4%
City of Houston, Water & Sewer System, Junior Lien

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	5,550	7,548
City of San Antonio, Water System Junior Lien
Series E, Rev., 5.00%, 5/15/2024	1,250	1,408
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2023	3,315	3,511

		12,467

Total Texas		75,612

Utah - 0.1%
Prerefunded - 0.0%(b)
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2025(c)	250	282

Water & Sewer - 0.1%
Weber Basin Water Conservancy District
Series B, Rev., 5.00%, 10/1/2030	250	295
Series B, Rev., 5.00%, 10/1/2031	470	551

		846

Total Utah		1,128

Virginia - 2.3%
General Obligation - 0.5%
County of Arlington
Series 2018, GO, 5.00%, 8/15/2031	4,000	4,867

Other Revenue - 0.1%
Virginia Resources Authority, Pooled Financing Program, Infrastructure
Rev., 5.00%, 11/1/2023	405	415

Prerefunded - 0.1%
City of Richmond, Public Improvement
Series D, GO, 5.00%, 7/15/2020(c)	205	214
Virginia Resources Authority, Pooled Financing Program, Infrastructure
Rev., 5.00%, 11/1/2019(c)	560	574

		788

Transportation - 1.1%
Hampton Roads Transportation Accountability Commission Fund
Series A, Rev., 5.00%, 7/1/2029	2,985	3,613
Northern Virginia Transportation Authority
Series 2014, Rev., 5.00%, 6/1/2025	1,000	1,155
Virginia Commonwealth Transportation Board, Capital Projects
Series A, Rev., 5.00%, 5/15/2033	3,955	4,667

		9,435

Utility - 0.5%
City of Richmond, Public Utility Revenue
Series A, Rev., 5.00%, 1/15/2028	4,090	4,809

Total Virginia		20,314

Washington - 1.6%
General Obligation - 0.2%
Snohomish County, Edmonds School District No. 15
GO, 5.00%, 12/1/2033	1,100	1,242
Yakima County School District No. 7
GO, 5.50%, 12/1/2023	275	283

		1,525

Hospital - 0.7%
Washington Health Care Facilities Authority
Rev., 5.00%, 10/1/2025	1,250	1,466
Rev., 5.00%, 10/1/2026	1,500	1,782
Rev., 5.00%, 10/1/2027	2,500	3,002

		6,250

Transportation - 0.6%
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	4,203
Series B, Rev., 5.00%, 3/1/2034	1,000	1,117
		5,320
Water & Sewer - 0.1%
City of Seattle, Drainage & Wastewater Improvement
Rev., 5.00%, 9/1/2026	1,325	1,453

Total Washington		14,548

TOTAL MUNICIPAL BONDS (Cost $804,317)		839,191

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 3.7%

INVESTMENT COMPANIES - 3.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.42%(e)(f)(Cost $32,861)	32,861	32,861

Total Investments - 97.8% (Cost $837,178)		872,052
Other Assets Less Liabilities - 2.2%		19,814

Net Assets - 100.0%		891,866

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2019.

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of January 31, 2019 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	11/7/2026	USD 25,000	126
						126
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/2/2027	USD 66,000	(500)
CPI-U at termination	2.31% at termination	Receive	Deutsche Bank AG	3/9/2026	USD 9,000	(227)
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 11,000	(273)
CPI-U at termination	2.33% at termination	Receive	Royal Bank of Scotland	8/9/2024	USD 71,000	(1,781)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	5/15/2024	USD 18,000	(1,372)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	9/2/2024	USD 15,000	(1,237)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 40,000	(3,171)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	3/17/2024	USD 7,000	(555)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley	2/4/2024	USD 34,000	(2,776)
CPI-U at termination	2.53% at termination	Receive	Morgan Stanley	1/27/2024	USD 30,000	(2,541)
						(14,433)
						(14,307)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2019 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.11% at termination	Receive	1/14/2020	USD 67,072	26
CPI-U at termination	1.66% at termination	Receive	2/1/2021	USD 39,599	6
CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 5,500	16
CPI-U at termination	1.95% at termination	Receive	1/7/2029	USD 64,500	654
CPI-U at termination	2.14% at termination	Receive	2/1/2049	USD 17,971	262
					964
CPI-U at termination	1.22% at termination	Receive	1/15/2020	USD 53,569	(34)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 31,454	(12)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 55,423	(30)
CPI-U at termination	1.93% at termination	Receive	1/11/2024	USD 69,000	(161)
CPI-U at termination	2.05% at termination	Receive	12/11/2023	USD 31,900	(237)
CPI-U at termination	2.21% at termination	Receive	11/9/2023	USD 11,000	(168)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 3,000	(60)
CPI-U at termination	2.26% at termination	Receive	10/23/2023	USD 10,500	(186)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 8,000	(163)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 47,000	(971)
					(2,022)
					(1,058)

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of January 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)

Assets
OTC Inflation linked swaps outstanding	–	126

Total OTC swap contracts outstanding	–	126

Liabilities
OTC Inflation linked swaps outstanding	–	(14,433)

Total OTC swap contracts outstanding	–	(14,433)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at January 31, 2019 was 2.52%.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,861	$839,191	$–	$872,052

Appreciation in Other Financial Instruments
Swaps (b)	$–	$1,090	$–	$1,090

Depreciation in Other Financial Instruments
Swaps (b)	$–	$(16,455)	$–	$(16,455)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

(b) All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing houses.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS - 93.9%(a)

Alabama - 0.1%
General Obligation - 0.1%
City of Birmingham
Series 2018-A, GO, 5.00%, 12/1/2028	10	12

California - 6.0%
Education - 1.1%
Golden West Schools Financing Authority
Series A, Rev., NATL, 5.80%, 2/1/2020	75	78
Golden West Schools Financing Authority, Beverly Hills Unified School District
Rev., NATL, 5.25%, 8/1/2023	25	29

		107

General Obligation - 0.9%
Coast Community College District
Series A, GO, 4.00%, 8/1/2022	75	81

Utility - 3.8%
City of Los Angeles, Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2029	300	362

Water & Sewer - 0.2%
East Bay Municipal Utility District Water System
Series 2012-B, Rev., 5.00%, 6/1/2020	15	16

Total California		566

Colorado - 1.6%
Hospital - 1.6%
Colorado Health Facilities Authority Hospital, Valley View Hospital Association Project
Series 2018, Rev., 2.80%, 5/15/2023(b)	150	151

Connecticut - 1.2%
Water & Sewer - 1.2%
City of Stamford, Water Pollution Control System & Facility
Series A, Rev., 6.00%, 8/15/2022	100	114

Florida - 3.5%
General Obligation - 2.8%
Florida State Board of Education, Public Education Capital Outlay
Series D, GO, 5.00%, 6/1/2025	250	268

Other Revenue - 0.7%
County of Miami, Special Obligation
Series B, Rev., 5.00%, 10/1/2023	60	68

Total Florida		336

Georgia - 7.8%
Utility - 3.9%
Main Street Natural Gas Inc., Georgia Gas Project
Series A, Rev., 5.50%, 9/15/2028	300	370

Water & Sewer - 3.9%
County of DeKalb, Water & Sewerage
Series B, Rev., 5.25%, 10/1/2026	250	305
Jackson County Water & Sewer Authority
Series A, Rev., XLCA, 5.25%, 9/1/2021	60	64

		369

Total Georgia		739

Illinois - 1.3%
Transportation - 1.3%
Regional Transportation Authority, Du Page Cook & Will Counties
Series 2016-A, Rev., 5.00%, 6/1/2025	110	126

Indiana - 1.1%
Education - 1.1%
Purdue University, Student Fee
Series U, Rev., 5.25%, 7/1/2021	100	108

Maryland - 3.5%
General Obligation - 0.9%
State of Maryland, State and Local Facilities Loan
Series A, GO, 5.00%, 3/15/2024	75	87

Utility - 2.6%
County of Anne Arundel, National Business Park-North Project
Series 2018, 5.00%, 7/1/2028	200	246

Total Maryland		333

Massachusetts - 6.2%
Education - 0.6%
Massachusetts Development Finance Agency, Emerson College Issue
Rev., 5.00%, 1/1/2037	50	54

General Obligation - 0.6%
Commonwealth of Massachusetts
Series A, GO, 5.00%, 1/1/2033	50	59

Transportation - 5.0%
Massachusetts Bay Transportation Authority
Series B, Rev., 5.25%, 7/1/2023	250	287
Series A, Rev., 5.25%, 7/1/2027	150	186

		473

Total Massachusetts		586

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri - 0.5%
General Obligation - 0.5%
North Kansas City School District No. 74
Series A, GO, 5.00%, 3/1/2023	40	45

Nevada - 2.4%
Water & Sewer - 2.4%
Truckee Meadows Water Authority
Rev., 5.00%, 7/1/2031	200	232

New Jersey - 6.0%
Other Revenue - 2.7%
Garden State Preservation Trust
Series C, Rev., AGM, 5.25%, 11/1/2020	20	21
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2027	200	230

		251

Transportation - 3.3%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018-A, Rev., 5.00%, 6/15/2030	150	167
New Jersey Transportation Trust Fund Authority, Transportation System
Series A, Rev., 5.25%, 12/15/2020	80	84
Series A, Rev., 5.50%, 12/15/2021	60	65

		316

Total New Jersey		567

New Mexico - 5.3%
Education - 0.3%
New Mexico State University
Series 2017-A, Rev., 5.00%, 4/1/2025	25	29

Other Revenue - 2.3%
New Mexico Finance Authority, Senior Lien Public Project
Series C, Rev., 5.00%, 6/1/2022	200	215

Transportation - 2.7%
New Mexico Finance Authority, State Transportation, Senior Lien
Series B, Rev., 5.00%, 6/15/2024	250	261

Total New Mexico		505

New York - 9.4%
General Obligation - 0.2%
County of Tompkins, Public Improvement
Series A, GO, 4.00%, 3/1/2021	20	21

Prerefunded - 4.0%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series A, Rev., 5.00%, 1/1/2022(c)	345	378

Special Tax - 1.8%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series C, Rev., 5.00%, 3/15/2033	150	169

Transportation - 3.4%
Metropolitan Transportation Authority
Series 2013-B, Rev., 5.00%, 11/15/2023	190	212
New York State Transportation Development Corp.
Rev., AMT, 5.00%, 1/1/2034	100	112

		324

Total New York		892

Ohio - 3.0%
Prerefunded - 3.0%
City of Columbus
Series 1, GO, 5.00%, 7/1/2023(c)	250	284

Oregon - 3.6%
General Obligation - 2.7%
Clackamas County School District No. 7J, Lake Oswego
GO, AGM, 5.25%, 6/1/2025	215	254

Other Revenue - 0.9%
Oregon State Department of Administrative Services, Lottery
Series A, Rev., 5.00%, 4/1/2029	70	83

Water & Sewer - 0.0%(d)
City of Eugene, Oregon Water Utility System
Rev., 5.00%, 8/1/2023	5	6

Total Oregon		343

Pennsylvania - 5.2%
General Obligation - 1.2%
Central Bucks School District
Series A, GO, 4.50%, 5/15/2021(c)	80	85
Series A, GO, 5.00%, 5/15/2023	15	16
Manheim Township School District
Series 2018-A, GO, 5.00%, 2/1/2029	10	12

		113

Other Revenue - 4.0%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., AGM, 4.00%, 6/1/2039	370	377

Total Pennsylvania		490

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina - 3.6%
General Obligation - 3.6%
County of Charleston, Transportation Sales Tax
GO, 5.00%, 11/1/2023	15	17
State of South Carolina
Series C, GO, 5.00%, 3/1/2022	300	321

Total South Carolina		338

Texas - 11.4%
Education - 3.3%
Permanent University Fund - University of Texas System
Series B, Rev., 5.25%, 7/1/2028	250	314

General Obligation - 0.9%
City of Leander
GO, 4.00%, 8/15/2036	35	37
County of Harris, Addicks Utility District
GO, 3.00%, 9/1/2020	50	50

		87

Prerefunded - 4.1%
City of Houston, Combined Utility System, First Lien
Series D, Rev., 5.00%, 11/15/2021(c)	355	386

Utility - 2.8%
Texas Municipal Gas Acquisition & Supply Corp.
Series D, Rev., 6.25%, 12/15/2026	230	264

Water & Sewer - 0.3%
North Texas Municipal Water District, Water System
Rev., 5.25%, 9/1/2020	30	32

Total Texas		1,083

Virginia - 3.7%
Education - 0.6%
Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities
Series E-2, Rev., 5.00%, 2/1/2023	50	56

Utility - 3.1%
City of Richmond, Public Utility Revenue
Series A, Rev., 5.00%, 1/15/2025	250	294

Total Virginia		350

Washington - 4.9%
Certificate of Participation/Lease - 1.9%
State Of Washington, State and Local Agency Real And Personal Property
Series 2015-C, COP, 5.00%, 1/1/2026	150	178

General Obligation - 1.3%
Skagit County Consolidated School District No. 320 Mount Vernon
GO, 5.50%, 12/1/2025	100	122

Transportation - 1.7%
Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax
Series P-1, Rev., 5.00%, 2/1/2025	150	164

Total Washington		464

West Virginia - 2.6%
Utility - 2.6%
West Virginia Economic Development Authority Solid Waste Disposal Facilities, Appalachian Power Company - Amos Project
Series 2009-B, Rev., 2.63%, 6/1/2022(b)	250	252

TOTAL MUNICIPAL BONDS (Cost $8,595)		8,916

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.42%(e)(f)(Cost $253)	253	253

Total Investments - 96.6% (Cost $8,848)		9,169

Other Assets Less Liabilities - 3.4%		318

Net Assets - 100.0%		9,487

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
Rev.	Revenue
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2019.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2019.

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of January 31, 2019: (amounts in thousands)

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	2.08% at termination	Receive	BNP Paribas	12/19/2024	USD 1,000	(6)
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	4/4/2024	USD 600	(9)
CPI-U at termination	2.28% at termination	Receive	Union Bank of Switzerland AG	3/16/2027	USD 700	(18)
CPI-U at termination	2.62% at termination	Receive	Royal Bank of Scotland	6/28/2025	USD 1,000	(136)

						(169)

						(169)

Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2019: (amounts in thousands)

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	1.11% at termination	Receive	1/14/2020	USD 240	–(b)
CPI-U at termination	1.66% at termination	Receive	2/1/2021	USD 615	–(b)
CPI-U at termination	1.81% at termination	Receive	1/8/2024	USD 211	1

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)

CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 201	1
CPI-U at termination	2.14% at termination	Receive	2/1/2049	USD 167	2

					4

CPI-U at termination	1.22% at termination	Receive	1/15/2020	USD 191	–(b)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 376	–(b)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 38	–(b)
CPI-U at termination	1.93% at termination	Receive	1/11/2024	USD 1,100	(3)
CPI-U at termination	2.05% at termination	Receive	12/11/2023	USD 294	(2)
CPI-U at termination	2.08% at termination	Receive	12/3/2023	USD 144	(1)
CPI-U at termination	2.18% at termination	Receive	11/6/2023	USD 194	(3)
CPI-U at termination	2.21% at termination	Receive	11/9/2023	USD 350	(5)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 195	(4)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 70	(2)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 700	(15)
CPI-U at termination	2.34% at termination	Receive	9/21/2025	USD 500	(14)

					(49)

					(45)

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of January 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)

Liabilities
OTC Inflation linked swaps outstanding	–	(169)

Total OTC swap contracts outstanding	–	(169)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar
(a)	Value of floating rate index at January 31, 2019 was 2.52%.
(b)	Amount rounds to less than one thousand.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$253	$8,916	$–	$9,169

Appreciation in Other Financial Instruments
Swaps(b)	$–	$4	$–	$4

Depreciation in Other Financial Instruments
Swaps(b)	$–	$(217)	$–	$(217)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

(b) All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing houses.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 27, 2019